THE DFA INVESTMENT TRUST COMPANY
FORM N-Q REPORT
January 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
ST	Special Tax
BAM	Build America Mutual
CP	Certificate Participation
GDR	Global Depositary Receipt

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (11.7%)
	Activision Blizzard, Inc.	71,997	$6,551,727
	AT&T, Inc.	23,224,481	664,916,891
#*	Charter Communications, Inc., Class A	865,245	525,688,252
	Comcast Corp., Class A	14,637,915	725,601,447
#*	Discovery, Inc., Class A	1,025,284	42,467,263
*	Discovery, Inc., Class C	1,499,030	52,511,021
#*	DISH Network Corp., Class A	631,400	18,323,228
#	Fox Corp., Class A	827,381	25,797,740
*	Fox Corp., Class B	322,091	9,627,300
	Interpublic Group of Cos., Inc. (The)	603,319	14,521,888
*	Liberty Broadband Corp., Class A	27,366	3,972,722
*	Liberty Broadband Corp., Class C	214,739	31,362,631
#*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,423,936
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	3,160,549
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	6,351,033
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	14,541,409
#	Lumen Technologies, Inc.	6,643,963	82,252,262
*	Madison Square Garden Entertainment Corp.	12,866	1,141,857
	News Corp., Class A	527,829	10,239,883
	News Corp., Class B	64,856	1,224,481
*	T-Mobile US, Inc.	1,353,820	170,689,626
	Verizon Communications, Inc.	1,806,925	98,929,144
	ViacomCBS, Inc., Class A	2,909	141,552
#	ViacomCBS, Inc., Class B	1,162,684	56,390,174
*	Walt Disney Co. (The)	2,455,243	412,898,215
#*	Zillow Group, Inc., Class C	6,600	861,036
TOTAL COMMUNICATION SERVICES			2,981,587,267
CONSUMER DISCRETIONARY — (7.6%)
	Advance Auto Parts, Inc.	260,851	38,903,318
	Aptiv P.L.C.	52,245	6,979,932
	Aramark	1,078,429	36,979,330
#	Autoliv, Inc.	417,162	37,006,441
	BorgWarner, Inc.	1,104,771	46,389,334
*	Capri Holdings, Ltd.	24,034	1,001,256
#*	CarMax, Inc.	284,293	33,484,030
	Carnival Corp.	1,362,066	25,429,772
*	Dollar Tree, Inc.	461,159	46,881,424
	DR Horton, Inc.	3,067,017	235,546,906
	Ford Motor Co.	14,472,891	152,399,542
#*	Gap, Inc. (The)	942,706	19,089,796
	Garmin, Ltd.	538,112	61,807,544
	General Motors Co.	5,891,402	298,576,253
	Gentex Corp.	1,383,656	45,729,831
	Genuine Parts Co.	729	68,439
#	Harley-Davidson, Inc.	351,262	14,082,094
	Hasbro, Inc.	7,221	677,474
#	Hyatt Hotels Corp., Class A	139,548	9,162,722
	Kohl's Corp.	522,185	23,007,471
	Lear Corp.	354,145	53,390,900
	Lennar Corp., Class A	976,815	81,222,167
	Lennar Corp., Class B	37,985	2,542,716
*	LKQ Corp.	1,704,698	59,817,853

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	MGM Resorts International	2,363,685	$67,506,844
*	Mohawk Industries, Inc.	566,921	81,409,856
	Newell Brands, Inc.	402,281	9,662,790
*	Norwegian Cruise Line Holdings, Ltd.	89,903	2,036,303
	PulteGroup, Inc.	2,382,974	103,659,369
	PVH Corp.	289,789	24,707,410
	Qurate Retail, Inc., Class A	63,525	800,415
	Ralph Lauren Corp.	235,179	23,764,838
#	Royal Caribbean Cruises, Ltd.	823,583	53,532,895
*	Skechers U.S.A., Inc., Class A	31,900	1,099,912
	Tapestry, Inc.	357,469	11,303,170
	Target Corp.	588,153	106,555,679
#	Toll Brothers, Inc.	212,428	10,855,071
#*	Veoneer, Inc.	289,615	7,613,978
#	Whirlpool Corp.	492,212	91,103,519
TOTAL CONSUMER DISCRETIONARY			1,925,788,594
CONSUMER STAPLES — (5.2%)
	Archer-Daniels-Midland Co.	1,087,645	54,393,126
	Bunge, Ltd.	586,403	38,374,212
	Conagra Brands, Inc.	578,611	20,019,941
	Constellation Brands, Inc., Class A	213,175	44,965,003
#	Coty, Inc., Class A	164,915	1,050,508
	Ingredion, Inc.	242,779	18,322,531
#	JM Smucker Co. (The)	861,442	100,280,463
	Kraft Heinz Co. (The)	972,558	32,590,419
	Kroger Co. (The)	2,814,340	97,094,730
	Molson Coors Beverage Co., Class B	612,291	30,712,517
	Mondelez International, Inc., Class A	3,319,883	184,054,313
*	Pilgrim's Pride Corp.	6,211	120,369
*	Post Holdings, Inc.	410,543	38,940,003
	Seaboard Corp.	13	40,901
	Tyson Foods, Inc., Class A	1,702,938	109,515,943
*	US Foods Holding Corp.	1,048,790	32,502,002
	Walgreens Boots Alliance, Inc.	3,314,155	166,536,289
	Walmart, Inc.	2,527,593	355,101,541
TOTAL CONSUMER STAPLES			1,324,614,811
ENERGY — (6.1%)
	Baker Hughes Co.	835,609	16,787,385
#	Cabot Oil & Gas Corp.	91,300	1,673,529
	Chevron Corp.	3,056,606	260,422,831
	Cimarex Energy Co.	11,916	502,617
	ConocoPhillips	6,062,590	242,685,478
	EOG Resources, Inc.	509,074	25,942,411
	Exxon Mobil Corp.	7,548,046	338,454,383
	Halliburton Co.	764,488	13,477,924
	Hess Corp.	1,025,197	55,340,134
#	HollyFrontier Corp.	677,592	19,284,268
	Kinder Morgan, Inc.	4,348,380	61,225,190
	Marathon Petroleum Corp.	3,024,764	130,548,814
	NOV, Inc.	367,500	4,549,650
	Occidental Petroleum Corp.	3,379,021	67,783,161
	Phillips 66	938,504	63,630,571
	Pioneer Natural Resources Co.	483,420	58,445,478
	Schlumberger, N.V.	1,802,615	40,036,079
	Targa Resources Corp.	435,529	11,920,429
	Valero Energy Corp.	2,205,565	124,460,033

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Williams Cos., Inc. (The)	303,551	$6,444,388
TOTAL ENERGY			1,543,614,753
FINANCIALS — (20.7%)
	Aflac, Inc.	1,550,399	70,047,027
	Alleghany Corp.	33,873	19,200,910
	Allstate Corp. (The)	789,514	84,620,111
	Ally Financial, Inc.	3,002,913	113,630,228
	American Financial Group, Inc.	352,608	33,194,517
	American International Group, Inc.	1,394,612	52,214,273
*	Arch Capital Group, Ltd.	522,976	16,426,676
	Assurant, Inc.	225,564	30,557,155
*	Athene Holding, Ltd., Class A	122,622	5,014,014
	Axis Capital Holdings, Ltd.	76,336	3,503,822
	Bank of America Corp.	10,829,299	321,088,745
	Bank of New York Mellon Corp. (The)	3,558,490	141,734,657
*	Berkshire Hathaway, Inc., Class B	2,202,198	501,814,858
#	BOK Financial Corp.	6,114	451,580
	Capital One Financial Corp.	1,605,870	167,428,006
	Charles Schwab Corp. (The)	3,700	190,698
	Chubb, Ltd.	588,566	85,736,409
	Citigroup, Inc.	5,733,581	332,490,362
	Citizens Financial Group, Inc.	912,076	33,236,050
	CNA Financial Corp.	188,355	7,236,599
	Comerica, Inc.	155,103	8,871,892
	East West Bancorp, Inc.	105,524	6,325,109
	Equitable Holdings, Inc.	1,600	39,648
	Everest Re Group, Ltd.	128,328	27,087,474
	Fifth Third Bancorp	4,725,885	136,719,853
	Franklin Resources, Inc.	47,772	1,255,926
	Goldman Sachs Group, Inc. (The)	1,149,360	311,671,951
	Hartford Financial Services Group, Inc. (The)	2,301,121	110,499,830
	Huntington Bancshares, Inc.	6,599,570	87,279,313
	Invesco, Ltd.	87,616	1,804,013
	Jefferies Financial Group, Inc.	303,442	7,085,371
	JPMorgan Chase & Co.	6,560,978	844,201,039
	KeyCorp	3,705,439	62,473,702
	Lincoln National Corp.	716,472	32,592,311
	Loews Corp.	1,034,793	46,865,775
	M&T Bank Corp.	159,324	21,105,650
*	Markel Corp.	299	289,875
	MetLife, Inc.	1,658,135	79,839,200
	Morgan Stanley	4,487,383	300,879,030
#	New York Community Bancorp, Inc.	866,415	9,062,701
	Northern Trust Corp.	7,507	669,549
	Old Republic International Corp.	789,063	14,282,040
#	People's United Financial, Inc.	396,896	5,421,599
	PNC Financial Services Group, Inc. (The)	1,152,836	165,455,023
	Principal Financial Group, Inc.	1,679,227	82,735,514
	Prosperity Bancshares, Inc.	47,592	3,209,605
	Prudential Financial, Inc.	748,601	58,600,486
	Raymond James Financial, Inc.	1,486	148,496
	Regions Financial Corp.	5,577,353	94,870,775
	Reinsurance Group of America, Inc.	221,354	23,253,238
	RenaissanceRe Holdings, Ltd.	112,797	16,969,181
#	Santander Consumer USA Holdings, Inc.	811,033	17,923,829
	Signature Bank	400	66,076
	State Street Corp.	411,456	28,801,920
	Synchrony Financial	1,171,756	39,429,589

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Synovus Financial Corp.	149,872	$5,575,238
	TCF Financial Corp.	136,600	5,308,276
	Travelers Cos., Inc. (The)	1,133,690	154,521,947
	Truist Financial Corp.	2,902,213	139,248,180
	U.S. Bancorp.	662,724	28,397,723
	Unum Group	708,633	16,461,545
	Voya Financial, Inc.	184,436	10,228,821
	Wells Fargo & Co.	6,848,193	204,624,007
	WR Berkley Corp.	260,023	16,157,829
	Zions Bancorp NA	744,970	32,882,976
TOTAL FINANCIALS			5,281,009,822
HEALTH CARE — (16.6%)
	Abbott Laboratories	439,507	54,318,670
	AbbVie, Inc.	132,116	13,539,248
*	Alexion Pharmaceuticals, Inc.	240,764	36,916,344
	Anthem, Inc.	1,061,065	315,115,084
	Becton Dickinson and Co.	110,653	28,967,849
*	Biogen, Inc.	218,663	61,796,350
*	Bio-Rad Laboratories, Inc., Class A	28,257	16,213,019
*	Boston Scientific Corp.	2,600	92,144
	Bristol-Myers Squibb Co.	2,042,046	125,442,886
	Cardinal Health, Inc.	564,180	30,313,391
*	Centene Corp.	1,663,793	100,326,718
*	Change Healthcare, Inc.	290,410	6,929,183
	Cigna Corp.	1,527,633	331,572,743
	Cooper Cos., Inc. (The)	588	214,056
	CVS Health Corp.	5,169,608	370,402,413
	Danaher Corp.	1,095,977	260,667,170
*	DaVita, Inc.	967,143	113,513,574
	DENTSPLY SIRONA, Inc.	248,765	13,306,440
*	Elanco Animal Health, Inc.	77,428	2,247,735
#*	Envista Holdings Corp.	589,075	20,935,725
	Gilead Sciences, Inc.	2,830	185,648
*	Henry Schein, Inc.	212,081	13,965,534
	Humana, Inc.	517,327	198,193,147
*	IQVIA Holdings, Inc.	227,661	40,478,126
*	Jazz Pharmaceuticals P.L.C.	215,831	33,561,720
*	Laboratory Corp. of America Holdings	758,731	173,681,113
	McKesson Corp.	564,863	98,551,648
	Medtronic P.L.C.	2,765,500	307,883,115
	PerkinElmer, Inc.	110,802	16,295,650
	Perrigo Co. P.L.C.	386,545	16,505,471
	Pfizer, Inc.	18,175,032	652,483,649
	Quest Diagnostics, Inc.	971,775	125,504,741
	STERIS P.L.C.	209,232	39,149,399
#*	Syneos Health, Inc.	13,705	1,018,967
	Thermo Fisher Scientific, Inc.	786,552	400,905,554
*	United Therapeutics Corp.	2,261	370,397
	UnitedHealth Group, Inc.	5,974	1,992,807
	Universal Health Services, Inc., Class B	541,236	67,481,304
*	Viatris, Inc.	5,624,524	95,560,663
	Zimmer Biomet Holdings, Inc.	321,959	49,475,440
TOTAL HEALTH CARE			4,236,074,835
INDUSTRIALS — (12.8%)
*	AECOM	520,350	26,069,535
	AGCO Corp.	237,816	26,373,794

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Alaska Air Group, Inc.	384,393	$18,769,910
	AMERCO	84,561	39,104,389
	AMETEK, Inc.	142,769	16,170,017
	Arcosa, Inc.	75,409	4,207,068
	Carlisle Cos., Inc.	360,180	52,200,887
	Carrier Global Corp.	2,458,912	94,668,112
	Cummins, Inc.	402,700	94,400,934
	Deere & Co.	52,188	15,071,894
	Delta Air Lines, Inc.	2,820,832	107,078,783
	Dover Corp.	414,398	48,273,223
	Eaton Corp. P.L.C.	1,799,024	211,745,125
	Emerson Electric Co.	244,394	19,392,664
	FedEx Corp.	1,020,334	240,125,404
	Fluor Corp.	363	6,276
	Fortive Corp.	177,219	11,710,632
	Fortune Brands Home & Security, Inc.	521,389	44,969,801
	General Dynamics Corp.	180,034	26,407,387
	General Electric Co.	4,443,488	47,456,452
	Howmet Aerospace, Inc.	2,015,303	49,536,148
	Hubbell, Inc.	28,196	4,387,298
*	Ingersoll Rand, Inc.	794,995	33,262,591
	Jacobs Engineering Group, Inc.	414,256	41,823,286
#*	JetBlue Airways Corp.	1,277,141	18,314,202
	Johnson Controls International P.L.C.	1,549,925	77,217,263
	Kansas City Southern	679,296	137,672,920
	L3Harris Technologies, Inc.	22,363	3,835,478
	ManpowerGroup, Inc.	187,231	16,558,710
	Nielsen Holdings P.L.C.	1,069,797	23,888,567
	Norfolk Southern Corp.	1,131,449	267,723,462
#	nVent Electric P.L.C.	13,164	294,610
	Oshkosh Corp.	237,884	21,787,796
	Otis Worldwide Corp.	1,228,006	79,390,588
	Owens Corning	523,034	40,587,438
	PACCAR, Inc.	767,237	69,987,359
	Parker-Hannifin Corp.	122,428	32,395,673
	Pentair P.L.C.	1,022,156	55,666,616
	Quanta Services, Inc.	652,376	45,972,937
	Raytheon Technologies Corp.	2,535,317	169,181,703
	Republic Services, Inc.	1,835,706	166,168,107
	Roper Technologies, Inc.	163	64,044
*	Sensata Technologies Holding P.L.C.	637,677	34,753,396
#	Snap-on, Inc.	314,577	56,620,714
	Southwest Airlines Co.	1,535,086	67,451,679
	Stanley Black & Decker, Inc.	768,993	133,412,596
	Textron, Inc.	1,933,985	87,532,161
	Trane Technologies P.L.C.	838,276	120,166,865
*	United Airlines Holdings, Inc.	1,817,818	72,694,542
*	United Rentals, Inc.	234,610	57,012,576
	Westinghouse Air Brake Technologies Corp.	306,885	22,773,936
#*	XPO Logistics, Inc.	844,422	93,232,633
TOTAL INDUSTRIALS			3,245,570,181
INFORMATION TECHNOLOGY — (10.8%)
*	Akamai Technologies, Inc.	37,876	4,205,372
	Amdocs, Ltd.	720,716	50,896,964
	Analog Devices, Inc.	608,583	89,662,533
*	Arrow Electronics, Inc.	474,688	46,343,789
	Avnet, Inc.	5,178	182,835
*	CACI International, Inc., Class A	4,400	1,061,368

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Cerence, Inc.	658	$73,637
#*	Ciena Corp.	75,200	4,014,928
	Cognizant Technology Solutions Corp., Class A	401,267	31,278,763
*	Concentrix Corp.	94,091	10,060,210
	Corning, Inc.	3,975,481	142,600,504
	Dolby Laboratories, Inc., Class A	16,857	1,483,922
	DXC Technology Co.	784,579	22,125,128
	Fidelity National Information Services, Inc.	1,257,503	155,251,320
*	Fiserv, Inc.	371,625	38,162,171
*	Flex, Ltd.	1,342,960	23,689,814
	Global Payments, Inc.	229,842	40,571,710
	Hewlett Packard Enterprise Co.	8,061,105	99,474,036
	HP, Inc.	9,358,742	227,791,780
	Intel Corp.	13,109,591	727,713,396
*	IPG Photonics Corp.	2,234	499,143
	Jabil, Inc.	219,735	9,090,437
	Juniper Networks, Inc.	1,222,205	29,846,246
	Lam Research Corp.	69,154	33,467,078
	Leidos Holdings, Inc.	736,625	78,126,448
#	Marvell Technology Group, Ltd.	1,118,990	57,583,225
	Microchip Technology, Inc.	36,736	5,000,137
*	Micron Technology, Inc.	4,525,730	354,228,887
#*	Nuance Communications, Inc.	4,368	198,919
#*	ON Semiconductor Corp.	2,093,562	72,206,953
*	Qorvo, Inc.	508,098	86,823,786
	Skyworks Solutions, Inc.	378,686	64,092,606
	SS&C Technologies Holdings, Inc.	269,664	16,956,472
	SYNNEX Corp.	94,091	7,679,707
	TE Connectivity, Ltd.	987,862	118,938,585
*	Vontier Corp.	70,327	2,280,705
	Western Digital Corp.	1,124,286	63,443,459
	Xerox Holdings Corp.	1,351,529	28,422,655
TOTAL INFORMATION TECHNOLOGY			2,745,529,628
MATERIALS — (6.8%)
	Air Products & Chemicals, Inc.	379,320	101,187,403
#	Albemarle Corp.	582,606	94,766,692
	Amcor P.L.C.	583,530	6,383,818
*	Arconic Corp.	504,858	12,722,422
	Ball Corp.	644	56,685
	Celanese Corp.	48,836	5,965,317
	CF Industries Holdings, Inc.	1,280,508	52,987,421
	Corteva, Inc.	1,042,756	41,564,254
	Dow, Inc.	1,428,019	74,114,186
	DuPont de Nemours, Inc.	1,041,364	82,736,370
	Eastman Chemical Co.	1,055,366	103,795,246
	Freeport-McMoRan, Inc.	5,292,912	142,432,262
	Huntsman Corp.	314,029	8,296,646
#	International Flavors & Fragrances, Inc.	36,015	4,047,366
	International Paper Co.	2,093,651	105,331,582
	Linde P.L.C.	730,934	179,371,203
	LyondellBasell Industries NV, Class A	639,100	54,809,216
	Martin Marietta Materials, Inc.	261,794	75,242,213
	Mosaic Co. (The)	646,659	16,787,268
	Newmont Corp.	1,816,840	108,283,664
	Nucor Corp.	2,509,981	122,311,374
	Packaging Corp. of America	104,846	14,097,593
	PPG Industries, Inc.	9,531	1,283,921
	Reliance Steel & Aluminum Co.	457,864	53,148,853

The U.S. Large Cap Value Series
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
Royal Gold, Inc.	120,793	$12,910,356
# Sonoco Products Co.	172,782	10,005,806
Steel Dynamics, Inc.	1,692,329	57,996,115
Valvoline, Inc.	1,033,732	24,540,798
Vulcan Materials Co.	530,519	79,121,604
Westlake Chemical Corp.	372,164	28,455,659
WestRock Co.	1,128,130	46,738,426
TOTAL MATERIALS		1,721,491,739
REAL ESTATE — (0.3%)
* CBRE Group, Inc., Class A	741,002	45,186,302
#* Howard Hughes Corp. (The)	4,513	388,885
* Jones Lang LaSalle, Inc.	218,089	31,886,793
TOTAL REAL ESTATE		77,461,980
UTILITIES — (0.3%)
MDU Resources Group, Inc.	248,941	6,544,659
NRG Energy, Inc.	1,169,432	48,426,179
Vistra Corp.	1,084,247	21,652,413
TOTAL UTILITIES		76,623,251
TOTAL COMMON STOCKS		25,159,366,861
PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	1,905	190,614
TOTAL INVESTMENT SECURITIES (Cost $16,473,000,807)		25,159,557,475

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	198,001,325	198,001,325
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	7,907,980	91,503,233
TOTAL INVESTMENTS — (100.0%)
(Cost $16,762,487,274)^^			$25,449,062,033
As of January 31, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	929	03/19/21	$170,009,434	$172,106,540	$2,097,106
Total Futures Contracts			$170,009,434	$172,106,540	$2,097,106

The U.S. Large Cap Value Series
CONTINUED
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,981,587,267	—	—	$2,981,587,267
Consumer Discretionary	1,925,788,594	—	—	1,925,788,594
Consumer Staples	1,324,614,811	—	—	1,324,614,811
Energy	1,543,614,753	—	—	1,543,614,753
Financials	5,281,009,822	—	—	5,281,009,822
Health Care	4,236,074,835	—	—	4,236,074,835
Industrials	3,245,570,181	—	—	3,245,570,181
Information Technology	2,745,529,628	—	—	2,745,529,628
Materials	1,721,491,739	—	—	1,721,491,739
Real Estate	77,461,980	—	—	77,461,980
Utilities	76,623,251	—	—	76,623,251
Preferred Stocks
Consumer Discretionary	190,614	—	—	190,614
Temporary Cash Investments	198,001,325	—	—	198,001,325
Securities Lending Collateral	—	$91,503,233	—	91,503,233
Futures Contracts**	2,097,106	—	—	2,097,106
TOTAL	$25,359,655,906	$91,503,233	—	$25,451,159,139
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (92.8%)
AUSTRALIA — (5.8%)
	AMP, Ltd.	7,139,150	$8,052,604
	Aurizon Holdings, Ltd.	1,818,522	5,129,477
	Australia & New Zealand Banking Group, Ltd.	6,888,410	124,018,703
	BlueScope Steel, Ltd.	3,164,921	39,735,380
	Boral, Ltd.	4,276,326	15,718,921
	Cleanaway Waste Management, Ltd.	51,534	86,818
	Crown Resorts, Ltd.	161,839	1,181,928
	Harvey Norman Holdings, Ltd.	2,695,782	10,918,132
*	Incitec Pivot, Ltd.	6,817,226	13,660,903
	Lendlease Corp., Ltd.	1,673,113	15,254,126
	National Australia Bank, Ltd.	6,504,106	116,586,689
	Newcrest Mining, Ltd.	454,353	8,635,636
	Oil Search, Ltd.	3,372,770	9,915,741
	Origin Energy, Ltd.	3,515,673	12,636,857
	QBE Insurance Group, Ltd.	1,248,585	7,658,354
	Qube Holdings, Ltd.	86,299	187,000
	Santos, Ltd.	7,088,455	34,937,714
	Seven Group Holdings, Ltd.	21,126	359,252
#	South32, Ltd.	14,104,027	27,201,780
	Suncorp Group, Ltd.	3,668,708	28,107,873
	Tabcorp Holdings, Ltd.	5,238,418	15,874,408
*	TPG Telecom, Ltd.	11,918	66,909
	Westpac Banking Corp.	7,945,749	127,379,810
	Woodside Petroleum, Ltd.	2,572,203	47,744,054
	Worley, Ltd.	703,009	6,092,102
TOTAL AUSTRALIA			677,141,171
AUSTRIA — (0.0%)
*	Erste Group Bank AG	20,625	629,870
BELGIUM — (0.8%)
	Ageas SA	402,474	20,605,448
*	KBC Group NV	565,642	39,444,769
#	Solvay SA	258,796	29,435,458
TOTAL BELGIUM			89,485,675
CANADA — (7.6%)
#	Bank of Montreal	356,563	26,522,989
	Bank of Montreal	1,441,562	107,122,472
	Bank of Nova Scotia (The)	545,001	29,066,720
	Bank of Nova Scotia (The)	1,698,160	90,494,946
	Canadian Imperial Bank of Commerce	811,294	69,141,599
	Canadian Imperial Bank of Commerce	248,491	21,166,463
	Canadian Natural Resources, Ltd.	511,528	11,556,633
	Canadian Natural Resources, Ltd.	3,417,479	77,166,676
	Cenovus Energy, Inc.	442,255	2,611,163
#	Cenovus Energy, Inc.	1,287,778	7,610,768
	Fairfax Financial Holdings, Ltd.	97,836	35,494,098
	First Quantum Minerals, Ltd.	1,762,535	29,358,351
	Great-West Lifeco, Inc.	326,057	7,445,446
#	Imperial Oil, Ltd.	208,007	3,957,623
#	Imperial Oil, Ltd.	499,213	9,495,031
	Kinross Gold Corp.	4,622,914	32,283,575
	Lundin Mining Corp.	2,996,201	26,711,000

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Magna International, Inc.	1,063,729	$74,726,962
	Manulife Financial Corp.	1,542,260	27,872,241
#	Manulife Financial Corp.	1,671,414	30,219,165
#	Nutrien, Ltd.	3,682	181,343
#	Nutrien, Ltd.	1,149,002	56,496,419
	Onex Corp.	30,744	1,628,140
	Pembina Pipeline Corp.	219,883	5,782,923
	Sun Life Financial, Inc.	183,748	8,500,183
	Suncor Energy, Inc.	1,576,432	26,369,416
	Suncor Energy, Inc.	1,445,045	24,175,603
	Teck Resources, Ltd., Class B	3,183	58,147
	Teck Resources, Ltd., Class B	1,712,436	31,303,330
	Toronto-Dominion Bank (The)	28,914	1,638,404
	Toronto-Dominion Bank (The)	51,163	2,895,314
	Yamana Gold, Inc.	1,150,141	5,359,657
TOTAL CANADA			884,412,800
DENMARK — (2.4%)
	AP Moller - Maersk A.S., Class A	3,341	6,301,810
#	AP Moller - Maersk A.S., Class B	3,509	7,208,069
	Carlsberg A.S., Class B	288,439	42,138,649
*	Danske Bank A.S.	884,653	15,060,224
*	Demant A.S.	187,775	6,730,301
	DSV Panalpina A.S.	309,306	48,259,551
*	Genmab A.S.	58,472	23,280,299
	H Lundbeck A.S.	236,230	8,405,028
	Novozymes A.S., Class B	142,735	8,566,736
	Rockwool International A.S., Class B	22,552	8,507,780
#	Tryg A.S.	125,159	3,893,721
	Vestas Wind Systems A.S.	500,716	107,512,593
TOTAL DENMARK			285,864,761
FINLAND — (0.9%)
	Fortum Oyj	823,282	19,913,452
*	Nokia Oyj	4,351,573	20,911,868
*	Nordea Bank Abp	3,248,891	26,331,312
	Stora Enso Oyj, Class R	1,165,514	21,151,340
	UPM-Kymmene Oyj	468,752	16,749,445
TOTAL FINLAND			105,057,417
FRANCE — (8.8%)
*	Amundi SA	15,838	1,178,688
	Arkema SA	237,138	26,241,592
*	Atos SE	212,422	16,301,165
	AXA SA	2,595,269	57,496,486
*	BNP Paribas SA	1,948,140	93,424,340
	Bollore SA	1,717,699	6,956,121
	Bouygues SA	1,023,747	40,163,413
	Carrefour SA	2,495,917	42,324,401
*	Cie de Saint-Gobain	2,006,077	99,724,460
	Cie Generale des Etablissements Michelin SCA	664,554	91,580,443
*	CNP Assurances	573,388	8,690,297
*	Credit Agricole SA	1,053,519	11,923,842
*	Eiffage SA	86,999	7,896,691
*	Electricite de France SA	1,705,570	21,208,006
*	Engie SA	2,838,450	44,050,645
	EssilorLuxottica SA	58,283	8,244,578
	Iliad SA	3,398	628,400

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Natixis SA	2,149,383	$8,090,830
	Orange SA	5,978,647	70,167,916
	Publicis Groupe SA	315,774	16,342,738
#*	Renault SA	500,586	21,289,183
	Sanofi	44,503	4,185,429
*	Societe Generale SA	1,357,954	25,316,330
#	Total SE	6,874,996	289,769,899
	Valeo SA	318,833	11,869,215
TOTAL FRANCE			1,025,065,108
GERMANY — (6.4%)
	Allianz SE	419,015	94,701,167
	BASF SE	154,416	11,934,225
	Bayer AG	1,103,211	66,769,458
	Bayerische Motoren Werke AG	1,138,372	96,384,644
*	Commerzbank AG	770,401	5,090,021
	Continental AG	242,904	33,995,377
	Covestro AG	217,134	14,750,300
	Daimler AG	3,237,994	227,417,484
*	Deutsche Bank AG	1,938,873	19,550,206
*	Deutsche Bank AG	1,679,248	16,993,990
#	Evonik Industries AG	444,408	14,613,928
	Fresenius SE & Co. KGaA	597,229	26,596,222
#	Hapag-Lloyd AG	25,653	2,897,505
	HeidelbergCement AG	448,245	33,133,913
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,673	973,925
	RWE AG	527,466	22,659,030
*	Talanx AG	162,600	6,072,229
#	Telefonica Deutschland Holding AG	3,595,005	9,851,900
	Uniper SE	488,488	17,106,022
#	Volkswagen AG	125,075	26,394,682
TOTAL GERMANY			747,886,228
HONG KONG — (2.2%)
	Bank of East Asia, Ltd. (The)	168,325	364,281
	BOC Aviation, Ltd.	647,400	5,272,298
	BOC Hong Kong Holdings, Ltd.	4,037,500	12,039,837
#*	Cathay Pacific Airways, Ltd.	9,539,999	7,345,282
	CK Asset Holdings, Ltd.	4,411,000	22,008,766
	CK Hutchison Holdings, Ltd.	7,657,984	52,847,958
	CK Infrastructure Holdings, Ltd.	443,000	2,352,042
	Guoco Group, Ltd.	9,000	109,326
#	Hang Lung Properties, Ltd.	5,009,000	13,310,950
	Henderson Land Development Co., Ltd.	2,256,485	9,228,973
	MTR Corp., Ltd.	2,070,933	12,018,227
	New World Development Co., Ltd.	4,946,042	22,900,586
	Sino Land Co., Ltd.	9,343,922	12,941,923
	SJM Holdings, Ltd.	4,053,000	4,345,640
	Sun Hung Kai Properties, Ltd.	3,296,420	45,029,808
	Swire Pacific, Ltd., Class A	1,744,000	10,899,266
	Swire Pacific, Ltd., Class B	2,855,000	2,899,825
	WH Group, Ltd.	19,876,000	16,106,593
	Wharf Holdings, Ltd. (The)	449,990	990,109
TOTAL HONG KONG			253,011,690
IRELAND — (0.5%)
	CRH P.L.C.	293,793	12,055,736
	CRH P.L.C., Sponsored ADR	417,708	17,184,507

The DFA International Value Series
CONTINUED
		Shares	Value»
IRELAND — (Continued)
#*	Flutter Entertainment P.L.C.	94,565	$17,607,414
*	Flutter Entertainment P.L.C.	61,968	11,525,529
TOTAL IRELAND			58,373,186
ISRAEL — (0.4%)
#*	Bank Hapoalim BM	1,557,088	10,957,432
	Bank Leumi Le-Israel BM	1,906,353	11,747,623
	First International Bank Of Israel, Ltd.	38,417	1,003,138
#	Israel Discount Bank, Ltd., Class A	2,621,812	10,128,683
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	796,262	9,379,966
TOTAL ISRAEL			43,216,842
ITALY — (1.3%)
#	Eni SpA	3,780,702	38,187,999
*	Intesa Sanpaolo SpA	19,844,993	43,264,175
*	Mediobanca Banca di Credito Finanziario SpA	164,012	1,459,587
	Telecom Italia SpA	63,812,045	27,323,294
	Telecom Italia SpA	6,225,918	2,946,727
	Telecom Italia SpA, Sponsored ADR	1,771,402	7,599,315
#	Tenaris SA, ADR	82,586	1,276,780
*	UniCredit SpA	3,293,998	30,017,745
TOTAL ITALY			152,075,622
JAPAN — (21.6%)
	AEON Financial Service Co., Ltd.	15,000	180,138
	AGC, Inc.	895,500	31,108,471
	Air Water, Inc.	14,300	231,192
	Aisin Seiki Co., Ltd.	609,000	18,718,239
	Alfresa Holdings Corp.	176,100	3,510,544
	Alps Alpine Co., Ltd.	352,800	4,714,689
	Amada Co., Ltd.	907,100	10,212,917
	Aozora Bank, Ltd.	253,300	4,668,414
	Asahi Kasei Corp.	1,769,400	19,675,393
	Bank of Kyoto, Ltd. (The)	113,679	5,965,360
	Bridgestone Corp.	454,400	16,929,794
	Brother Industries, Ltd.	200,600	4,473,090
	Canon Marketing Japan, Inc.	153,000	3,357,142
	Canon, Inc.	504,000	11,149,238
	Chiba Bank, Ltd. (The)	1,064,000	5,787,209
	Chugoku Bank, Ltd. (The)	161,700	1,258,105
	Coca-Cola Bottlers Japan Holdings, Inc.	360,357	5,470,574
	Concordia Financial Group, Ltd.	2,530,100	9,156,621
	Credit Saison Co., Ltd.	393,600	4,489,656
	Dai Nippon Printing Co., Ltd.	521,600	8,990,911
	Daicel Corp.	1,087,400	8,271,991
	Daido Steel Co., Ltd.	11,400	466,497
	Dai-ichi Life Holdings, Inc.	1,214,647	18,507,321
	Daio Paper Corp.	39,000	704,373
	Daiwa House Industry Co., Ltd.	234,800	6,656,775
	Daiwa Securities Group, Inc.	3,735,400	17,778,411
	DeNA Co., Ltd.	139,700	2,608,047
	Denka Co., Ltd.	234,800	8,942,225
	Denso Corp.	180,100	10,010,876
	Dentsu Group, Inc.	471,400	15,035,461
	DIC Corp.	361,500	8,850,736
	Dowa Holdings Co., Ltd.	189,000	6,912,815
	Ebara Corp.	278,900	9,629,551
	ENEOS Holdings, Inc.	7,925,403	32,119,625

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Media Holdings, Inc.	52,200	$605,935
	FUJIFILM Holdings Corp.	54,400	3,116,141
	Fukuoka Financial Group, Inc.	386,600	6,915,706
	Fukuyama Transporting Co., Ltd.	50,893	1,984,365
	Furukawa Electric Co., Ltd.	60,800	1,639,416
	Fuyo General Lease Co., Ltd.	5,300	367,325
	Hachijuni Bank, Ltd. (The)	622,531	1,990,400
	Hankyu Hanshin Holdings, Inc.	659,500	21,338,135
	Haseko Corp.	441,400	5,202,868
	Hino Motors, Ltd.	185,100	1,595,408
	Hitachi Capital Corp.	199,000	4,909,715
	Hitachi Construction Machinery Co., Ltd.	9,200	268,175
	Hitachi Metals, Ltd.	263,500	4,204,058
	Hitachi, Ltd.	1,549,000	63,811,488
	Honda Motor Co., Ltd.	4,206,300	111,074,428
	Idemitsu Kosan Co., Ltd.	579,138	13,600,445
	IHI Corp.	236,700	4,145,145
	Iida Group Holdings Co., Ltd.	674,550	14,880,234
	Inpex Corp.	2,622,583	15,180,944
	Isetan Mitsukoshi Holdings, Ltd.	549,300	3,377,204
	Isuzu Motors, Ltd.	1,169,200	11,180,876
#	ITOCHU Corp.	1,156,800	33,129,573
	Itoham Yonekyu Holdings, Inc.	196,800	1,331,717
	Iyo Bank, Ltd. (The)	492,300	2,825,564
	Izumi Co., Ltd.	3,900	140,156
	J Front Retailing Co., Ltd.	1,025,800	8,498,419
	Japan Post Holdings Co., Ltd.	1,170,410	9,307,762
	Japan Post Insurance Co., Ltd.	76,700	1,506,485
*	JFE Holdings, Inc.	1,289,695	11,189,838
	JGC Holdings Corp.	257,700	2,919,713
	JTEKT Corp.	980,500	8,712,460
	Kajima Corp.	660,500	8,849,775
	Kamigumi Co., Ltd.	342,200	6,036,754
	Kandenko Co., Ltd.	331,900	2,860,883
	Kaneka Corp.	244,908	8,795,402
*	Kawasaki Heavy Industries, Ltd.	677,300	14,393,084
	Kinden Corp.	222,800	3,580,104
	Kokuyo Co., Ltd.	20,200	262,918
	Komatsu, Ltd.	575,200	15,760,187
	K's Holdings Corp.	403,300	5,453,352
	Kuraray Co., Ltd.	1,529,300	16,384,067
	Kurita Water Industries, Ltd.	7,500	304,427
	Kyocera Corp.	179,600	11,510,968
	Kyushu Financial Group, Inc.	668,749	2,674,580
	Lixil Corp.	961,800	22,429,460
	Mabuchi Motor Co., Ltd.	73,100	3,014,413
	Marubeni Corp.	2,948,900	19,593,398
	Maruichi Steel Tube, Ltd.	15,500	334,644
	Mazda Motor Corp.	1,790,400	12,763,896
	Mebuki Financial Group, Inc.	1,258,420	2,436,415
	Medipal Holdings Corp.	329,250	6,741,309
	Mitsubishi Chemical Holdings Corp.	3,181,900	21,763,965
	Mitsubishi Corp.	1,817,600	46,043,643
	Mitsubishi Gas Chemical Co., Inc.	727,100	16,636,743
	Mitsubishi Heavy Industries, Ltd.	724,500	20,810,030
	Mitsubishi Logistics Corp.	89,600	2,495,007
	Mitsubishi Materials Corp.	518,200	11,010,545
#*	Mitsubishi Motors Corp.	2,168,000	4,929,058
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	3,913,483	17,845,482

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi UFJ Financial Group, Inc.	11,934,650	$53,894,225
	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,638,400	8,016,993
	Mitsui & Co., Ltd., Sponsored ADR	11,723	4,367,404
	Mitsui & Co., Ltd.	1,208,700	22,426,910
	Mitsui Chemicals, Inc.	823,660	23,601,722
	Mitsui Fudosan Co., Ltd.	940,400	19,087,896
	Mitsui OSK Lines, Ltd.	546,400	14,833,907
	Mizuho Financial Group, Inc.	2,740,680	36,128,539
	MS&AD Insurance Group Holdings, Inc.	578,653	16,648,627
	Nagase & Co., Ltd.	251,300	3,603,785
	NEC Corp.	404,210	21,992,580
	NGK Insulators, Ltd.	130,100	2,278,367
	NGK Spark Plug Co., Ltd.	270,400	5,044,039
	NH Foods, Ltd.	314,767	13,488,791
	NHK Spring Co., Ltd.	102,400	700,477
	Nikon Corp.	902,000	7,188,420
	Nippo Corp.	285,900	7,124,234
	Nippon Express Co., Ltd.	316,124	21,477,930
	Nippon Kayaku Co., Ltd.	100,900	952,459
	Nippon Shokubai Co., Ltd.	115,900	6,491,346
*	Nippon Steel Corp.	1,311,693	15,152,159
	Nippon Yusen K.K.	740,687	17,060,743
	Nipro Corp.	136,100	1,604,861
*	Nissan Motor Co., Ltd.	5,856,200	30,192,859
	Nisshin Seifun Group, Inc.	10,800	181,785
	Nitto Denko Corp.	19,300	1,749,400
	NOK Corp.	258,720	3,375,999
	Nomura Holdings, Inc.	4,705,602	24,897,564
	Nomura Real Estate Holdings, Inc.	521,500	11,648,171
	NSK, Ltd.	1,076,400	9,759,424
	Obayashi Corp.	2,342,282	19,619,436
	Oji Holdings Corp.	3,568,100	21,571,109
	ORIX Corp.	3,324,900	53,350,982
	Panasonic Corp.	1,927,800	25,027,147
	Rengo Co., Ltd.	899,500	7,481,342
	Resona Holdings, Inc.	2,696,600	9,360,899
	Ricoh Co., Ltd.	2,366,400	17,941,905
	Sankyo Co., Ltd.	30,900	882,592
	Sawai Pharmaceutical Co., Ltd.	14,800	676,554
	SBI Holdings, Inc.	18,500	461,838
	Sega Sammy Holdings, Inc.	52,200	831,389
	Seibu Holdings, Inc.	75,700	695,174
	Seiko Epson Corp.	524,700	8,938,212
	Seino Holdings Co., Ltd.	481,500	6,237,714
	Sekisui Chemical Co., Ltd.	40,900	737,680
#	Sekisui House, Ltd.	1,200,200	23,188,403
	Seven & I Holdings Co., Ltd.	757,600	28,931,243
	Shimamura Co., Ltd.	61,300	6,807,903
	Shimizu Corp.	995,300	7,011,154
	Shinsei Bank, Ltd.	313,400	3,841,669
	Shizuoka Bank, Ltd. (The)	851,000	6,186,303
	Showa Denko K.K.	234,100	5,585,088
	Sojitz Corp.	3,534,500	8,182,108
	Sompo Holdings, Inc.	430,256	17,181,115
	Stanley Electric Co., Ltd.	18,900	591,240
	Subaru Corp.	379,484	7,289,978
	Sumitomo Chemical Co., Ltd.	8,266,400	38,913,197
	Sumitomo Corp.	1,556,100	20,656,524
	Sumitomo Dainippon Pharma Co., Ltd.	93,431	1,518,826

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Electric Industries, Ltd.	3,161,100	$42,195,977
	Sumitomo Forestry Co., Ltd.	598,600	11,592,419
	Sumitomo Heavy Industries, Ltd.	524,600	14,598,324
	Sumitomo Metal Mining Co., Ltd.	388,064	16,825,692
	Sumitomo Mitsui Financial Group, Inc.	1,684,300	52,328,376
	Sumitomo Mitsui Trust Holdings, Inc.	416,244	12,453,074
	Sumitomo Realty & Development Co., Ltd.	175,200	5,288,552
	Sumitomo Rubber Industries, Ltd.	770,500	7,090,907
	Suzuken Co., Ltd.	74,900	2,900,789
	Suzuki Motor Corp.	134,100	6,051,675
	T&D Holdings, Inc.	1,378,500	16,064,793
	Taiheiyo Cement Corp.	528,721	13,163,585
	Taisei Corp.	100,500	3,255,910
	Taisho Pharmaceutical Holdings Co., Ltd.	28,700	1,876,964
	Takeda Pharmaceutical Co., Ltd.	1,136,171	39,958,686
	TBS Holdings, Inc.	70,800	1,379,163
	TDK Corp.	14,400	2,328,363
	Teijin, Ltd.	855,090	15,643,416
	THK Co., Ltd.	178,200	5,662,448
	Toda Corp.	717,800	5,065,164
	Tokio Marine Holdings, Inc.	315,319	15,488,743
	Tokyo Tatemono Co., Ltd.	870,300	11,749,473
	Tokyu Fudosan Holdings Corp.	2,556,700	14,447,067
	Toppan Printing Co., Ltd.	656,900	9,342,457
	Toray Industries, Inc.	2,709,300	17,677,419
	Toshiba Corp.	13,600	444,124
	Tosoh Corp.	1,241,700	21,292,295
	Toyo Seikan Group Holdings, Ltd.	416,349	4,461,935
	Toyo Tire Corp.	24,100	366,019
	Toyoda Gosei Co., Ltd.	265,400	7,019,030
	Toyota Boshoku Corp.	4,100	66,290
	Toyota Industries Corp.	275,700	21,717,064
#	Toyota Motor Corp., Sponsored ADR	208,099	29,242,071
	Toyota Motor Corp.	3,715,890	260,617,008
	Toyota Tsusho Corp.	524,100	20,471,122
	TS Tech Co., Ltd.	145,000	4,197,728
	Tsumura & Co.	24,700	803,712
	TV Asahi Holdings Corp.	31,700	611,206
	Ube Industries, Ltd.	504,100	9,576,133
	Yamada Holdings Co., Ltd.	1,918,800	9,781,716
	Yamaha Motor Co., Ltd.	698,000	15,398,766
	Yamazaki Baking Co., Ltd.	39,100	719,874
	Yokohama Rubber Co., Ltd. (The)	563,500	8,875,346
	Zeon Corp.	404,300	6,491,052
TOTAL JAPAN			2,514,459,275
NETHERLANDS — (5.4%)
#*	ABN AMRO Bank NV	838,120	8,753,352
	Aegon NV	2,369,336	9,823,882
	Aegon NV	390,842	1,598,544
	Akzo Nobel NV	29,483	3,001,319
*	ArcelorMittal SA	652,212	14,283,018
#*	ArcelorMittal SA	590,702	12,753,258
	ASM International NV	6,676	1,710,178
	Coca-Cola European Partners P.L.C.	54,917	2,554,549
#	Heineken NV	230,702	24,066,828
#*	ING Groep NV, Sponsored ADR	620,650	5,474,133
*	ING Groep NV	5,659,246	50,318,390
	Koninklijke Ahold Delhaize NV	4,840,597	138,947,050

The DFA International Value Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke DSM NV	544,382	$95,165,142
*	Koninklijke Philips NV	989,266	53,924,027
*	Koninklijke Philips NV	34,602	1,878,540
	Koninklijke Vopak NV	146,072	7,393,093
	NN Group NV	638,673	26,601,696
*	Randstad NV	272,591	17,030,885
#	Stellantis NV	5,458,909	82,900,949
	Stellantis NV	2,776,827	42,223,808
#	Stellantis NV	1,793,632	27,317,015
TOTAL NETHERLANDS			627,719,656
NEW ZEALAND — (0.2%)
*	Auckland International Airport, Ltd.	2,324,809	12,367,766
	Chorus, Ltd.	289,771	1,752,414
	EBOS Group, Ltd.	201,357	4,125,380
*	Fletcher Building, Ltd.	1,461,322	6,495,420
#	Fonterra Co-operative Group, Ltd.	293,628	956,984
	Mainfreight, Ltd.	13,725	662,305
	Ryman Healthcare, Ltd.	148,330	1,647,802
TOTAL NEW ZEALAND			28,008,071
NORWAY — (0.9%)
*	DNB ASA	1,885,402	36,705,871
	Equinor ASA	1,229,349	22,031,393
	Norsk Hydro ASA	3,886,430	17,163,226
*	SpareBank 1 SR-Bank ASA	369,350	4,051,289
*	Storebrand ASA	1,260,839	9,649,131
*	Subsea 7 SA	453,890	4,242,954
	Yara International ASA	228,157	10,609,353
TOTAL NORWAY			104,453,217
PORTUGAL — (0.1%)
	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	606,867	16,619,649
TOTAL PORTUGAL			16,619,649
SINGAPORE — (0.8%)
	CapitaLand, Ltd.	8,450,300	20,311,585
	City Developments, Ltd.	1,714,600	9,261,205
#	Frasers Property, Ltd.	492,700	454,349
	Hongkong Land Holdings, Ltd.	1,361,700	6,277,875
	Jardine Cycle & Carriage, Ltd.	45,600	737,347
#	Keppel Corp., Ltd.	6,501,200	24,435,664
	Olam International, Ltd.	491,400	586,638
	Oversea-Chinese Banking Corp., Ltd.	88,585	686,556
*	Singapore Airlines, Ltd.	5,647,000	17,418,738
	United Industrial Corp., Ltd.	1,204,570	2,119,696
	UOL Group, Ltd.	1,203,774	6,608,108
	Yangzijiang Shipbuilding Holdings, Ltd.	2,091,100	1,544,294
TOTAL SINGAPORE			90,442,055
SPAIN — (1.6%)
	ACS Actividades de Construccion y Servicios SA	13,461	419,499
	Banco Bilbao Vizcaya Argentaria SA	9,752,876	44,499,576
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,180,341	5,405,962
*	Banco Santander SA	42,731,573	124,729,279

The DFA International Value Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	CaixaBank SA	724,209	$1,827,537
#	Naturgy Energy Group SA	74,903	1,935,108
	Repsol SA	1,191,885	11,708,714
TOTAL SPAIN			190,525,675
SWEDEN — (2.8%)
*	Annehem Fastigheter AB, Class B	42,797	153,134
	BillerudKorsnas AB	504,958	9,023,703
	Boliden AB	1,195,043	39,157,741
*	Dometic Group AB	199,974	2,759,965
#	Getinge AB, Class B	567,120	14,628,435
	Holmen AB, Class A	5,562	265,638
	Holmen AB, Class B	197,104	9,023,306
	Husqvarna AB, Class B	170,464	2,109,080
	ICA Gruppen AB	165,222	8,281,674
#*	Millicom International Cellular SA	133,262	4,973,575
*	Peab AB, Class B	213,986	2,383,540
#*	Saab AB, Class B	77,854	2,179,110
*	Skandinaviska Enskilda Banken AB, Class A	3,305,621	35,963,455
*	Skandinaviska Enskilda Banken AB, Class C	28,685	319,293
	SKF AB, Class B	1,179,544	32,283,615
#*	Svenska Cellulosa AB SCA, Class A	63,918	1,141,207
#*	Svenska Cellulosa AB SCA, Class B	1,193,709	21,027,017
#*	Svenska Handelsbanken AB, Class A	1,957,160	19,510,916
#*	Svenska Handelsbanken AB, Class B	37,204	424,713
#*	Swedbank AB, Class A	798,149	15,017,780
	Tele2 AB, Class B	140,411	1,937,788
#	Telia Co. AB	7,190,873	31,512,465
*	Trelleborg AB, Class B	521,327	11,791,003
*	Volvo AB, Class A	142,032	3,512,963
*	Volvo AB, Class B	2,356,010	58,048,865
TOTAL SWEDEN			327,429,981
SWITZERLAND — (9.4%)
	ABB, Ltd.	3,432,303	101,240,558
	Adecco Group AG	399,943	24,982,568
*	Alcon, Inc.	63,250	4,535,686
*	Alcon, Inc.	498,598	35,783,024
	Baloise Holding AG	105,344	17,641,070
	Banque Cantonale Vaudoise	49,760	5,265,210
	Barry Callebaut AG	484	1,073,357
#	Chocoladefabriken Lindt & Spruengli AG	6	558,197
	Cie Financiere Richemont SA	797,506	74,075,572
#	Clariant AG	157,372	3,343,521
	Credit Suisse Group AG	1,363,427	17,884,841
#	Credit Suisse Group AG, Sponsored ADR	1,052,790	13,738,910
	Julius Baer Group, Ltd.	716,015	43,322,688
	LafargeHolcim, Ltd.	804,630	43,510,927
	LafargeHolcim, Ltd.	375,078	20,232,791
	Lonza Group AG	58,008	37,049,679
	Novartis AG, Sponsored ADR	723,453	65,450,793
	Novartis AG	1,726,679	156,342,325
#	Swatch Group AG (The)	66,749	19,227,129
	Swatch Group AG (The)	123,912	6,977,934
	Swiss Life Holding AG	69,548	31,710,761
	Swiss Prime Site AG	120,516	11,713,166
	Swiss Re AG	357,872	31,550,611
	Swisscom AG	76,438	41,603,559

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	UBS Group AG	6,275,625	$90,455,777
#*	UBS Group AG	1,233,581	17,751,231
	Vifor Pharma AG	55,433	7,527,699
	Zurich Insurance Group AG	423,311	169,259,441
TOTAL SWITZERLAND			1,093,809,025
UNITED KINGDOM — (12.8%)
	3i Group P.L.C.	310,850	4,710,470
	Anglo American P.L.C.	2,429,241	79,906,101
	Antofagasta P.L.C.	246,621	4,809,695
	Aviva P.L.C.	16,319,347	74,646,031
#*	Barclays P.L.C., Sponsored ADR	7,035,082	51,215,397
*	Barclays P.L.C.	191,609	349,532
*	Barratt Developments P.L.C.	1,309,439	11,403,803
	BP P.L.C., Sponsored ADR	5,009,282	111,306,246
	BP P.L.C.	5,808,183	21,582,942
#	British American Tobacco P.L.C., Sponsored ADR	838,885	30,661,247
	British American Tobacco P.L.C.	3,024,009	109,886,019
	BT Group P.L.C.	10,099,226	17,316,857
	Carnival P.L.C.	102,449	1,614,030
	Carnival P.L.C., ADR	20,467	327,472
*	DS Smith P.L.C.	1,251,490	6,211,879
*	Entain P.L.C.	69,102	1,169,451
*	Glencore P.L.C.	26,692,936	89,104,373
*	HSBC Holdings P.L.C.	13,949,143	72,990,373
#*	HSBC Holdings P.L.C., Sponsored ADR	2,590,482	67,741,104
	Investec P.L.C.	111,822	289,433
	J Sainsbury P.L.C.	7,868,098	26,277,151
*	Kingfisher P.L.C.	7,975,671	30,277,219
*	Lloyds Banking Group P.L.C.	181,694,609	81,532,010
#*	Lloyds Banking Group P.L.C., ADR	1,844,768	3,283,687
	M&G P.L.C.	2,396,918	5,750,321
*	Melrose Industries P.L.C.	4,863,312	11,123,027
*	Natwest Group P.L.C.	5,175,515	10,390,712
*	Natwest Group P.L.C., Sponsored ADR	1,051,278	4,184,087
	Ninety One P.L.C.	535,706	1,709,804
#	Pearson P.L.C.	515,601	5,712,387
#	Pearson P.L.C., Sponsored ADR	1,119,256	12,367,779
	Phoenix Group Holdings P.L.C.	577,549	5,322,543
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	8,134,994	283,829,941
	Royal Dutch Shell P.L.C., Class B	283,225	4,936,183
*	Standard Chartered P.L.C.	4,078,355	24,676,879
	Standard Life Aberdeen P.L.C.	490,582	2,019,558
	Vodafone Group P.L.C.	58,351,986	99,650,507
#	Vodafone Group P.L.C., Sponsored ADR	4,011,201	68,792,102
	Wm Morrison Supermarkets P.L.C.	9,034,593	22,156,389
#	WPP P.L.C., Sponsored ADR	150,428	7,813,230
	WPP P.L.C.	2,296,513	23,997,692
TOTAL UNITED KINGDOM			1,493,045,663
UNITED STATES — (0.1%)
	Ovintiv, Inc.	272,952	4,301,717
	Ovintiv, Inc.	513,177	8,070,373
TOTAL UNITED STATES			12,372,090
TOTAL COMMON STOCKS			10,821,104,727

The DFA International Value Series
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (1.4%)
GERMANY — (1.4%)
	Bayerische Motoren Werke AG	152,008	$9,920,627
	Porsche Automobil Holding SE	322,304	22,385,570
	Volkswagen AG	701,336	132,587,933
TOTAL GERMANY			164,894,130
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
#*	Cenovus Energy, Inc. Warrants 01/01/26	36,699	101,882
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	13,461	6,632
SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	2,331,568	759,085
TOTAL RIGHTS/WARRANTS			867,599
TOTAL INVESTMENT SECURITIES (Cost $10,641,730,067)			10,986,866,456

			Value†
SECURITIES LENDING COLLATERAL — (5.8%)
@§	The DFA Short Term Investment Fund	58,369,415	675,392,496
TOTAL INVESTMENTS — (100.0%)
(Cost $11,317,005,466)^^			$11,662,258,952
As of January 31, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	580	03/19/21	$108,168,928	$107,450,800	$(718,128)
Total Futures Contracts			$108,168,928	$107,450,800	$(718,128)
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$677,141,171	—	$677,141,171
Austria	—	629,870	—	629,870
Belgium	—	89,485,675	—	89,485,675
Canada	$884,412,800	—	—	884,412,800
Denmark	—	285,864,761	—	285,864,761
Finland	—	105,057,417	—	105,057,417
France	—	1,025,065,108	—	1,025,065,108
Germany	16,993,990	730,892,238	—	747,886,228
Hong Kong	—	253,011,690	—	253,011,690
Ireland	17,184,507	41,188,679	—	58,373,186
Israel	9,379,966	33,836,876	—	43,216,842
Italy	8,876,095	143,199,527	—	152,075,622

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$51,454,957	$2,463,004,318	—	$2,514,459,275
Netherlands	174,146,247	453,573,409	—	627,719,656
New Zealand	—	28,008,071	—	28,008,071
Norway	—	104,453,217	—	104,453,217
Portugal	—	16,619,649	—	16,619,649
Singapore	—	90,442,055	—	90,442,055
Spain	5,405,962	185,119,713	—	190,525,675
Sweden	153,134	327,276,847	—	327,429,981
Switzerland	101,476,620	992,332,405	—	1,093,809,025
United Kingdom	641,522,292	851,523,371	—	1,493,045,663
United States	12,372,090	—	—	12,372,090
Preferred Stocks
Germany	—	164,894,130	—	164,894,130
Rights/Warrants
Canada	—	101,882	—	101,882
Spain	—	6,632	—	6,632
Switzerland	—	759,085	—	759,085
Securities Lending Collateral	—	675,392,496	—	675,392,496
Futures Contracts**	(718,128)	—	—	(718,128)
TOTAL	$1,922,660,532	$9,738,880,292	—	$11,661,540,824
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (3.0%)
#	Aeria, Inc.	15,800	$82,263
	Akatsuki, Inc.	30,200	1,372,055
*	AlphaPolis Co., Ltd.	10,700	356,540
	Amuse, Inc.	11,000	260,364
#	AOI TYO Holdings, Inc.	139,131	591,125
	ARTERIA Networks Corp.	14,500	216,595
	Asahi Broadcasting Group Holdings Corp.	54,000	360,867
#	Asahi Net, Inc.	102,300	860,010
	Ateam, Inc.	77,600	864,038
*	Atrae, Inc.	33,000	853,164
	Avex, Inc.	239,800	2,929,626
*	Broadmedia Corp.	55,200	45,952
	Broccoli Co., Ltd.	2,900	38,318
	Carta Holdings, Inc.	8,700	107,734
#	Ceres, Inc.	24,900	613,863
	Daiichikosho Co., Ltd.	60,400	2,083,824
	DeNA Co., Ltd.	115,900	2,163,727
	Digital Holdings, Inc.	4,900	85,068
	Dip Corp.	177,300	4,865,815
*	Drecom Co., Ltd.	22,600	171,533
*	eBook Initiative Japan Co., Ltd.	14,200	313,450
#	Extreme Co., Ltd.	17,300	187,802
#	Faith, Inc.	56,010	425,326
	FAN Communications, Inc.	307,200	1,193,182
	Fibergate, Inc.	19,700	388,931
	Freebit Co., Ltd.	55,300	515,554
#*	GA Technologies Co., Ltd.	2,400	57,861
	Gakken Holdings Co., Ltd.	121,800	1,995,132
	Gree, Inc.	730,600	4,018,053
	Gumi, Inc.	32,700	273,664
*	GungHo Online Entertainment, Inc.	130,900	3,263,384
	Imagica Group, Inc.	105,100	370,038
	Imagineer Co., Ltd.	1,600	19,360
	Intage Holdings, Inc.	224,700	2,517,017
	Internet Initiative Japan, Inc.	252,800	5,181,299
*	IPS, Inc.	10,900	271,113
	ITmedia, Inc.	30,000	659,479
*	Itokuro, Inc.	52,400	522,160
	J-Stream, Inc.	9,500	495,660
	Kadokawa Corp.	113,116	3,674,005
*	Kamakura Shinsho, Ltd.	46,000	379,054
*	KLab, Inc.	141,900	1,235,432
	LIFULL Co., Ltd.	327,500	1,266,200
	Macromill, Inc.	239,900	1,728,113
	MarkLines Co., Ltd.	67,000	1,581,117
	Marvelous, Inc.	197,300	1,807,656
	Members Co., Ltd.	45,500	1,098,897
	Mixi, Inc.	229,900	5,389,940
#*	Mobile Factory, Inc.	10,500	102,423
	MTI, Ltd.	131,000	1,006,649
*	Mynet, Inc.	3,500	29,940
	Okinawa Cellular Telephone Co.	80,100	3,576,480
	Orchestra Holdings, Inc.	3,000	61,502
*	PR Times, Inc.	11,900	424,726

The Japanese Small Company Series
CONTINUED
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Proto Corp.	155,200	$1,524,853
	Septeni Holdings Co., Ltd.	85,300	380,231
*	Shobunsha Holdings, Inc.	217,400	988,455
	SKY Perfect JSAT Holdings, Inc.	878,700	3,859,239
#*	SoldOut, Inc.	6,300	91,275
	Toei Co., Ltd.	11,400	2,074,208
	Tohokushinsha Film Corp.	90,500	560,602
#	Tokyu Recreation Co., Ltd.	19,200	858,796
#	Tow Co., Ltd.	263,700	679,830
	TV Asahi Holdings Corp.	32,600	628,559
	Tv Tokyo Holdings Corp.	88,500	2,013,612
	Usen-Next Holdings Co., Ltd.	52,500	924,088
	ValueCommerce Co., Ltd.	102,100	2,849,615
	V-Cube, Inc.	80,700	2,295,350
*	Vector, Inc.	192,300	2,353,420
*	Vision, Inc.	121,300	1,034,848
	Wowow, Inc.	35,500	963,343
	Zenrin Co., Ltd.	231,150	2,718,404
	ZIGExN Co., Ltd.	127,900	464,201
TOTAL COMMUNICATION SERVICES			92,216,009
CONSUMER DISCRETIONARY — (14.7%)
	Adastria Co., Ltd.	165,140	3,023,645
	Adventure, Inc.	8,800	323,727
	Aeon Fantasy Co., Ltd.	48,932	1,003,721
*	Ahresty Corp.	152,700	510,055
#*	Aigan Co., Ltd.	60,800	129,705
	Ainavo Holdings Co., Ltd.	5,600	59,130
	Aisan Industry Co., Ltd.	215,700	1,040,872
*	Akebono Brake Industry Co., Ltd.	225,300	329,088
#	Alleanza Holdings Co., Ltd.	80,800	1,003,013
	Alpen Co., Ltd.	107,200	2,303,191
	Alpha Corp.	45,000	426,681
	Amiyaki Tei Co., Ltd.	28,200	767,231
	AOKI Holdings, Inc.	246,900	1,260,310
#*	Aoyama Trading Co., Ltd.	275,000	1,609,475
	Arata Corp.	87,100	3,831,122
	Arcland Sakamoto Co., Ltd.	165,800	2,339,229
	Arcland Service Holdings Co., Ltd.	77,100	1,519,298
#	Asahi Co., Ltd.	102,000	1,578,394
	Asante, Inc.	43,400	641,450
	Ashimori Industry Co., Ltd.	29,499	261,439
	ASKUL Corp.	64,400	2,274,264
#	Asti Corp.	19,400	271,383
#	Atom Corp.	648,000	5,544,858
	Atsugi Co., Ltd.	103,500	471,259
#	Aucnet, Inc.	28,200	353,816
	Autobacs Seven Co., Ltd.	459,900	6,315,308
#	Avantia Co., Ltd.	74,800	614,349
	Baroque Japan, Ltd.	91,600	659,378
#*	Beaglee, Inc.	35,300	578,777
#	Beauty Garage, Inc.	18,600	431,397
	Beenos, Inc.	7,100	150,304
	Belluna Co., Ltd.	340,500	3,734,466
	Benesse Holdings, Inc.	52,600	1,015,342
	Bic Camera, Inc.	208,500	2,254,970
	Bookoff Group Holdings, Ltd.	66,600	549,987
	BRONCO BILLY Co., Ltd.	2,300	49,003
	Can Do Co., Ltd.	60,900	1,070,115

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Central Automotive Products, Ltd.	81,900	$2,030,284
	Central Sports Co., Ltd.	45,100	930,441
	Chieru Co., Ltd.	1,900	26,672
#*	Chikaranomoto Holdings Co., Ltd.	11,900	65,674
	Chiyoda Co., Ltd.	113,500	1,006,467
	Chofu Seisakusho Co., Ltd.	128,900	2,499,251
	Chuo Spring Co., Ltd.	19,000	521,419
	Cleanup Corp.	139,400	611,541
#	Colowide Co., Ltd.	262,800	4,793,987
	Corona Corp.	99,000	876,030
#*	Create Restaurants Holdings, Inc.	558,900	4,307,794
	Curves Holdings Co., Ltd.	253,600	2,026,228
	Daido Metal Co., Ltd.	256,600	1,230,219
	Daidoh, Ltd.	97,800	172,776
	Daikoku Denki Co., Ltd.	56,400	469,077
	Daikyonishikawa Corp.	255,500	1,892,574
	Dainichi Co., Ltd.	65,200	542,918
	Daisyo Corp.	4,400	41,593
	DCM Holdings Co., Ltd.	713,300	7,207,832
*	Descente, Ltd.	41,500	671,928
	Doshisha Co., Ltd.	158,100	2,831,573
	Doutor Nichires Holdings Co., Ltd.	179,486	2,668,435
	Dynic Corp.	36,400	273,159
	Eagle Industry Co., Ltd.	165,900	1,731,875
#	EAT& Holdings Co, Ltd.	33,000	587,924
#	EDION Corp.	514,500	5,042,104
	Enigmo, Inc.	147,600	1,729,291
	ES-Con Japan, Ltd.	179,200	1,252,117
	Eslead Corp.	45,200	640,715
	ESTELLE Holdings Co., Ltd.	12,600	73,040
	Exedy Corp.	178,100	2,666,398
	FCC Co., Ltd.	225,300	3,614,868
	Felissimo Corp.	17,800	220,098
	Fields Corp.	23,100	112,804
	Fine Sinter Co., Ltd.	10,300	157,692
	First Juken Co., Ltd.	42,500	429,556
	First-corp, Inc.	45,300	304,263
	FJ Next Co., Ltd.	100,900	973,653
	Foster Electric Co., Ltd.	131,900	1,957,076
	France Bed Holdings Co., Ltd.	153,900	1,363,692
	F-Tech, Inc.	85,300	507,211
#	Fuji Co., Ltd.	118,700	2,232,763
	Fuji Corp.	36,400	721,690
	Fuji Corp., Ltd.	168,200	1,018,678
	Fuji Kyuko Co., Ltd.	22,100	1,067,788
	Fujibo Holdings, Inc.	63,300	2,430,773
	Fujikura Composites, Inc.	127,100	478,632
#	Fujio Food Group, Inc.	46,800	559,188
	Fujishoji Co., Ltd.	51,200	417,199
*	Fujita Kanko, Inc.	1,100	15,572
	FuKoKu Co., Ltd.	66,400	426,711
*	Funai Electric Co., Ltd.	130,700	536,051
#	Furukawa Battery Co., Ltd. (The)	88,000	1,292,466
	Furyu Corp.	100,400	1,087,922
	Futaba Industrial Co., Ltd.	346,800	1,664,720
#	Gakkyusha Co., Ltd.	49,300	632,246
#	Genki Sushi Co., Ltd.	29,900	697,256
	Geo Holdings Corp.	216,200	2,537,070
#	Gfoot Co., Ltd.	87,000	347,881

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	GLOBERIDE, Inc.	53,899	$2,156,565
#*	Gokurakuyu Holdings Co., Ltd.	60,100	175,521
	Golf Digest Online, Inc.	61,600	523,352
#	Greens Co., Ltd.	8,100	35,206
#	GSI Creos Corp.	31,592	560,682
	G-Tekt Corp.	147,400	2,064,274
	Gunze, Ltd.	103,400	3,297,299
	H2O Retailing Corp.	402,400	2,890,991
	Hagihara Industries, Inc.	79,000	1,088,920
*	Hakuyosha Co., Ltd.	12,900	294,778
#	Hamee Corp.	36,100	607,708
#	Handsman Co., Ltd.	39,600	716,644
	Happinet Corp.	100,700	1,493,508
#	Harada Industry Co., Ltd.	23,300	189,775
	Hard Off Corp. Co., Ltd.	58,800	426,437
	Haruyama Holdings, Inc.	54,800	355,414
	Heian Ceremony Service Co., Ltd.	8,300	68,952
	Heiwa Corp.	74,500	1,044,539
#	Hiday Hidaka Corp.	32,265	542,082
	HI-LEX Corp.	115,600	1,639,917
	Himaraya Co., Ltd.	32,100	302,867
	Hinokiya Group Co., Ltd.	700	13,530
#*	Hiramatsu, Inc.	104,300	139,878
*	HIS Co., Ltd.	173,400	2,971,811
	H-One Co., Ltd.	136,000	975,014
	Honeys Holdings Co., Ltd.	114,040	1,064,884
	Hoosiers Holdings	266,100	1,684,385
#	Hotland Co., Ltd.	41,100	474,193
#	House Do Co., Ltd.	28,700	323,685
*	I K K, Inc.	17,300	101,109
#	IBJ, Inc.	86,800	722,996
	Ichibanya Co., Ltd.	96,058	4,695,571
	Ichikoh Industries, Ltd.	162,000	1,043,583
	IDOM, Inc.	399,100	2,329,720
	IJTT Co., Ltd.	143,880	661,914
#	Imasen Electric Industrial	30,100	202,508
	Izuhakone Railway Co., Ltd.	300	0
	J Front Retailing Co., Ltd.	128,600	1,065,409
	Janome Sewing Machine Co., Ltd.	104,900	819,458
	Japan Best Rescue System Co., Ltd.	114,400	925,804
	Japan Wool Textile Co., Ltd. (The)	350,400	3,187,809
#	JFLA Holdings, Inc.	106,300	370,236
	JINS Holdings, Inc.	82,900	5,386,358
	Joban Kosan Co., Ltd.	42,799	550,215
	Joshin Denki Co., Ltd.	109,800	2,875,279
	Joyful Honda Co., Ltd.	15,000	198,772
	JP-Holdings, Inc.	339,700	916,755
	JVCKenwood Corp.	747,400	1,242,312
	Kasai Kogyo Co., Ltd.	159,200	593,384
	Kawai Musical Instruments Manufacturing Co., Ltd.	34,000	864,779
	Keiyo Co., Ltd.	245,000	1,725,401
	KeyHolder, Inc.	2,100	16,523
	KFC Holdings Japan, Ltd.	69,400	1,858,227
	King Co., Ltd.	54,100	305,581
#	Kintetsu Department Store Co., Ltd.	53,900	1,674,194
#	Ki-Star Real Estate Co., Ltd.	50,600	1,195,478
	Kohnan Shoji Co., Ltd.	152,700	4,152,297
	Kojima Co., Ltd.	189,400	1,122,383
	Komatsu Matere Co., Ltd.	209,500	1,949,948

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	KOMEDA Holdings Co., Ltd.	306,800	$5,540,156
#	Komehyo Holdings Co., Ltd.	39,800	269,993
	Komeri Co., Ltd.	210,400	5,587,096
	Konaka Co., Ltd.	163,506	473,614
#	Koshidaka Holdings Co., Ltd.	188,000	752,349
*	Kourakuen Holdings Corp.	34,100	552,258
	KU Holdings Co., Ltd.	115,500	897,896
	Kura Sushi, Inc.	19,300	1,171,554
	Kurabo Industries, Ltd.	121,000	2,082,336
	Kushikatsu Tanaka Holdings Co.	8,000	122,565
*	KYB Corp.	133,400	2,993,441
	LEC, Inc.	156,800	2,009,080
*	Litalico, Inc.	42,200	1,467,648
*	Locondo, Inc.	20,800	374,553
	Look Holdings, Inc.	24,200	206,632
	Mamiya-Op Co., Ltd.	25,100	173,374
	Mars Group Holdings Corp.	83,200	1,212,023
	Maruzen CHI Holdings Co., Ltd.	106,300	375,719
	Matsuoka Corp.	2,500	47,663
	Matsuyafoods Holdings Co., Ltd.	56,700	1,899,345
	Media Do Co., Ltd.	32,700	1,930,462
	Meiko Network Japan Co., Ltd.	134,900	766,105
	Meiwa Estate Co., Ltd.	78,000	450,021
	Mikuni Corp.	154,900	401,352
*	Mitsuba Corp.	209,590	844,296
	Mizuno Corp.	119,700	2,380,926
	Monogatari Corp. (The)	31,300	3,467,518
	Morito Co., Ltd.	105,900	608,083
#	MrMax Holdings, Ltd.	158,200	1,113,659
	Murakami Corp.	30,200	738,424
	Musashi Seimitsu Industry Co., Ltd.	306,100	4,332,959
	Nafco Co., Ltd.	50,300	946,286
	Nagase Brothers, Inc.	200	9,625
	Nagawa Co., Ltd.	44,300	4,897,721
	Nakayamafuku Co., Ltd.	74,400	403,723
	New Art Holdings Co., Ltd.	8,934	75,976
	Nextage Co., Ltd.	193,700	2,731,626
	NHK Spring Co., Ltd.	619,000	4,234,330
#	Nichirin Co., Ltd.	61,160	868,902
#	Nihon House Holdings Co., Ltd.	283,600	840,588
	Nihon Plast Co., Ltd.	107,800	521,145
	Nihon Tokushu Toryo Co., Ltd.	79,400	789,043
	Nikki Co., Ltd.	2,100	34,848
	Nippon Felt Co., Ltd.	84,000	348,661
	Nippon Piston Ring Co., Ltd.	46,000	414,568
	Nippon Seiki Co., Ltd.	326,900	4,007,391
	Nishikawa Rubber Co., Ltd.	32,400	451,706
#	Nishimatsuya Chain Co., Ltd.	254,500	3,424,072
	Nissan Shatai Co., Ltd.	500,500	3,926,262
	Nissan Tokyo Sales Holdings Co., Ltd.	166,400	412,349
	Nittan Valve Co., Ltd.	93,500	193,705
	Nojima Corp.	199,700	5,099,997
	NOK Corp.	38,500	502,381
	Ohashi Technica, Inc.	66,800	851,776
	Ohsho Food Service Corp.	84,200	4,701,341
*	Oisix ra daichi, Inc.	74,800	2,222,789
#	Onward Holdings Co., Ltd.	625,700	1,463,325
*	Open Door, Inc.	3,700	61,853
#	Ozu Corp.	19,000	345,788

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Pacific Industrial Co., Ltd.	286,700	$3,006,813
	PAL GROUP Holdings Co., Ltd.	135,300	1,947,647
#	PAPYLESS Co., Ltd.	33,000	690,723
	Paris Miki Holdings, Inc.	141,100	408,918
#	PC Depot Corp.	183,381	964,353
#	People Co., Ltd.	14,600	155,376
	Piolax, Inc.	198,100	2,883,137
	Plenus Co., Ltd.	54,000	1,031,852
	Press Kogyo Co., Ltd.	629,500	1,845,359
#	Pressance Corp.	92,900	1,307,460
*	QB Net Holdings Co., Ltd.	18,200	238,799
#	Raccoon Holdings, Inc.	90,200	1,654,966
	Regal Corp.	1,500	29,206
	Renaissance, Inc.	74,700	667,790
	Resorttrust, Inc.	440,600	6,237,699
	Rhythm Co., Ltd.	50,000	338,665
#	Riberesute Corp.	46,100	320,231
#	Ride On Express Holdings Co., Ltd.	46,900	950,602
#*	Right On Co., Ltd.	100,725	590,621
	Riken Corp.	59,500	1,172,188
	Ringer Hut Co., Ltd.	600	13,718
	Riso Kyoiku Co., Ltd.	626,300	1,905,527
	Round One Corp.	278,300	2,424,187
*	Royal Holdings Co., Ltd.	21,800	386,507
	Sac's Bar Holdings, Inc.	125,350	666,941
	Saizeriya Co., Ltd.	191,100	3,900,247
	Sakai Ovex Co., Ltd.	31,499	657,411
	San Holdings, Inc.	61,300	680,966
#*	Sanden Holdings Corp.	34,800	132,987
	Sanei Architecture Planning Co., Ltd.	55,200	923,339
	Sangetsu Corp.	306,650	4,579,372
	Sankyo Co., Ltd.	52,400	1,496,693
	Sankyo Seiko Co., Ltd.	248,900	1,099,985
#	Sanoh Industrial Co., Ltd.	157,800	1,315,438
	Sanyei Corp.	4,300	85,227
	Sanyo Electric Railway Co., Ltd.	112,598	2,165,098
	Sanyo Shokai, Ltd.	65,899	391,344
#	Scroll Corp.	182,600	1,437,235
	Seiko Holdings Corp.	165,881	2,229,555
	Seiren Co., Ltd.	305,700	4,630,626
#*	Senshukai Co., Ltd.	186,400	559,859
#*	Shidax Corp.	137,200	332,705
	Shikibo, Ltd.	65,500	627,306
	Shimojima Co., Ltd.	46,100	596,078
	Shoei Co., Ltd.	153,500	6,255,249
*	Silver Life Co., Ltd.	2,000	39,277
	Snow Peak, Inc.	65,500	1,116,115
#	SNT Corp.	197,100	380,783
	Soft99 Corp.	83,400	962,781
	Sotoh Co., Ltd.	47,400	368,392
	Space Value Holdings Co., Ltd.	199,500	1,289,678
	SPK Corp.	45,400	541,242
#*	SRS Holdings Co., Ltd.	100,600	792,789
	St Marc Holdings Co., Ltd.	100,800	1,398,307
	Step Co., Ltd.	61,500	902,401
	Studio Alice Co., Ltd.	52,700	1,017,693
	Suminoe Textile Co., Ltd.	32,800	632,388
	Sumitomo Riko Co., Ltd.	254,600	1,423,697
	Suncall Corp.	129,600	585,439

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Syuppin Co., Ltd.	124,400	$1,101,012
	T RAD Co., Ltd.	37,900	491,049
	Tachikawa Corp.	69,800	845,857
	Tachi-S Co., Ltd.	198,640	2,026,275
	Taiho Kogyo Co., Ltd.	113,300	769,201
#	Takashimaya Co., Ltd.	701,000	6,656,019
	Take And Give Needs Co., Ltd.	65,910	360,136
	Takihyo Co., Ltd.	30,600	549,316
	Tama Home Co., Ltd.	91,000	1,669,791
	Tamron Co., Ltd.	106,900	2,082,913
	Tbk Co., Ltd.	155,300	650,083
#	Tear Corp.	60,900	237,492
#	Temairazu, Inc.	5,400	244,133
	Tenpos Holdings Co., Ltd.	26,200	514,949
	T-Gaia Corp.	132,300	2,469,817
#	Tigers Polymer Corp.	79,800	305,854
	Toa Corp.	161,700	1,311,116
	Toabo Corp.	45,799	204,871
	Tokai Rika Co., Ltd.	322,000	5,276,288
	Token Corp.	47,650	3,701,394
*	Tokyo Base Co., Ltd.	106,600	482,093
	Tokyo Individualized Educational Institute, Inc.	78,300	505,333
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	119,377
	Tokyotokeiba Co., Ltd.	76,000	3,148,933
	Tomy Co., Ltd.	565,593	4,865,773
	Topre Corp.	227,500	3,151,547
	Toridoll Holdings Corp.	288,200	4,233,544
#	Torikizoku Co., Ltd.	27,900	391,886
	Tosho Co., Ltd.	96,100	1,416,852
	Toyo Tire Corp.	174,500	2,650,221
	TPR Co., Ltd.	157,300	2,108,082
	Treasure Factory Co., Ltd.	10,300	72,862
	TS Tech Co., Ltd.	135,593	3,925,397
	TSI Holdings Co., Ltd.	333,495	800,301
*	Tsukada Global Holdings, Inc.	86,100	229,582
	Tsukamoto Corp. Co., Ltd.	19,000	285,066
	Tsutsumi Jewelry Co., Ltd.	41,500	724,290
	Unipres Corp.	242,900	2,228,725
	United Arrows, Ltd.	137,000	2,065,894
*	Unitika, Ltd.	265,600	969,198
*	Universal Entertainment Corp.	54,600	1,251,113
*	Village Vanguard Co., Ltd.	35,500	327,330
	VT Holdings Co., Ltd.	536,700	2,170,010
	Wacoal Holdings Corp.	271,900	5,422,260
#	Waseda Academy Co., Ltd.	30,400	284,658
	WATAMI Co., Ltd.	18,200	168,579
	Watts Co., Ltd.	52,100	424,668
	Weds Co., Ltd.	14,500	68,832
	World Co., Ltd.	25,300	293,890
	Xebio Holdings Co., Ltd.	158,600	1,324,709
*	Yachiyo Industry Co., Ltd.	40,800	236,374
	Yagi & Co., Ltd.	18,600	239,006
	Yamato International, Inc.	100,500	320,615
	Yasunaga Corp.	53,200	607,318
	Yellow Hat, Ltd.	225,100	3,614,580
	Yondoshi Holdings, Inc.	106,520	1,946,338
#	Yorozu Corp.	135,600	1,596,492
#	Yossix Co., Ltd.	5,200	99,133

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Yutaka Giken Co., Ltd.	8,700	$137,514
TOTAL CONSUMER DISCRETIONARY			454,191,226
CONSUMER STAPLES — (7.6%)
	Aeon Hokkaido Corp.	196,000	1,860,999
	AFC-HD AMS Life Science Co., Ltd.	48,300	490,914
	Ain Holdings, Inc.	23,200	1,457,351
	Albis Co., Ltd.	38,700	898,896
	Arcs Co., Ltd.	274,400	6,073,501
	Artnature, Inc.	116,400	714,715
	Axial Retailing, Inc.	105,200	4,965,760
	Belc Co., Ltd.	67,800	3,835,530
#	Bourbon Corp.	50,700	1,062,900
#	Bull-Dog Sauce Co., Ltd.	3,000	67,683
	Cawachi, Ltd.	55,400	1,548,132
#*	C'BON COSMETICS Co., Ltd.	10,800	202,978
	Chubu Shiryo Co., Ltd.	153,500	2,059,563
	Chuo Gyorui Co., Ltd.	9,800	264,620
	cocokara fine, Inc.	127,060	8,274,887
	Como Co., Ltd.	2,600	64,748
#	Cota Co., Ltd.	91,242	1,264,474
	Create SD Holdings Co., Ltd.	68,700	2,229,385
	Daikokutenbussan Co., Ltd.	35,500	1,890,869
	Delica Foods Holdings Co., Ltd.	66,400	409,179
#	DyDo Group Holdings, Inc.	58,800	2,962,452
	Earth Corp.	43,400	2,477,461
	Ebara Foods Industry, Inc.	27,900	672,509
	Eco's Co., Ltd.	43,100	769,600
	Ensuiko Sugar Refining Co., Ltd.	86,200	184,540
	Feed One Co., Ltd.	155,448	1,297,431
*	First Baking Co., Ltd.	12,000	111,327
	Fujicco Co., Ltd.	125,300	2,444,999
	Fujiya Co., Ltd.	67,800	1,467,093
	G-7 Holdings, Inc.	69,600	1,615,318
	Genky DrugStores Co., Ltd.	49,800	1,804,412
#	HABA Laboratories, Inc.	15,000	581,750
	Hagoromo Foods Corp.	17,900	540,013
#	Halows Co., Ltd.	51,800	1,610,207
	Hayashikane Sangyo Co., Ltd.	29,400	165,842
	Heiwado Co., Ltd.	194,900	4,029,100
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	705,444
#	Hokuto Corp.	135,500	2,795,749
	Ichimasa Kamaboko Co., Ltd.	37,500	423,080
	Imuraya Group Co., Ltd.	60,500	1,476,120
	Inageya Co., Ltd.	8,200	133,862
	Itochu-Shokuhin Co., Ltd.	35,100	1,767,481
	Itoham Yonekyu Holdings, Inc.	366,500	2,480,053
	Iwatsuka Confectionery Co., Ltd.	7,700	324,529
	JM Holdings Co., Ltd.	71,100	1,386,136
	J-Oil Mills, Inc.	64,100	2,262,361
#	Kadoya Sesame Mills, Inc.	15,600	595,126
#	Kakiyasu Honten Co., Ltd.	52,800	1,332,638
	Kameda Seika Co., Ltd.	83,900	3,886,097
	Kaneko Seeds Co., Ltd.	41,300	625,406
	Kansai Super Market, Ltd.	89,900	969,242
	Kato Sangyo Co., Ltd.	159,400	5,260,454
	Kenko Mayonnaise Co., Ltd.	79,700	1,407,900
	Key Coffee, Inc.	4,900	100,148
#	Kitanotatsujin Corp.	258,100	1,410,527

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	KOIKE YA, Inc.	300	$14,335
#	Kotobuki Spirits Co., Ltd.	34,400	1,863,286
	Kyokuyo Co., Ltd.	63,799	1,846,663
#	Lacto Japan Co., Ltd.	32,000	802,164
	Life Corp.	40,800	1,284,905
	Mandom Corp.	19,100	287,420
	Marudai Food Co., Ltd.	136,300	2,208,330
	Maruha Nichiro Corp.	197,607	4,446,104
	Maxvalu Tokai Co., Ltd.	45,200	1,160,771
	Medical System Network Co., Ltd.	161,200	862,967
	Megmilk Snow Brand Co., Ltd.	277,400	5,984,743
	Meito Sangyo Co., Ltd.	57,500	770,601
	Milbon Co., Ltd.	154,752	10,122,662
#	Ministop Co., Ltd.	90,500	1,228,812
	Mitsubishi Shokuhin Co., Ltd.	106,600	2,885,393
	Mitsui Sugar Co., Ltd.	104,670	1,857,667
	Miyoshi Oil & Fat Co., Ltd.	42,900	478,570
	Morinaga & Co., Ltd.	22,800	907,066
	Morinaga Milk Industry Co., Ltd.	84,000	4,179,502
#	Morozoff, Ltd.	18,900	1,027,446
	Nagatanien Holdings Co., Ltd.	76,300	1,698,082
#	Nakamuraya Co., Ltd.	28,400	1,045,866
	Natori Co., Ltd.	64,300	1,179,353
	Nichimo Co., Ltd.	17,000	302,297
	Nihon Chouzai Co., Ltd.	68,420	980,107
#	Niitaka Co., Ltd.	2,860	73,651
	Nippn Corp.	376,800	5,932,136
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,100	1,038,299
	Nippon Suisan Kaisha, Ltd.	1,794,300	7,492,398
	Nishimoto Co., Ltd.	13,300	336,384
	Nisshin Oillio Group, Ltd. (The)	171,400	4,991,871
	Nissin Sugar Co., Ltd.	104,400	1,855,175
	Nitto Fuji Flour Milling Co., Ltd.	8,100	518,951
#	Noevir Holdings Co., Ltd.	52,200	2,296,264
	Oenon Holdings, Inc.	317,700	1,156,755
#	OIE Sangyo Co., Ltd.	22,000	267,780
	Okuwa Co., Ltd.	153,500	1,856,127
	Olympic Group Corp.	52,200	444,614
	OUG Holdings, Inc.	19,800	534,136
	Pickles Corp.	24,200	843,935
	Prima Meat Packers, Ltd.	172,000	5,370,831
	Qol Holdings Co., Ltd.	162,300	1,778,814
	Retail Partners Co., Ltd.	107,600	1,356,774
	Riken Vitamin Co., Ltd.	150,100	1,961,661
	Rock Field Co., Ltd.	94,800	1,393,364
	Rokko Butter Co., Ltd.	82,400	1,440,178
	S Foods, Inc.	116,762	3,882,475
#	S&B Foods, Inc.	42,798	1,979,936
#	Sagami Rubber Industries Co., Ltd.	57,700	656,806
#	San-A Co., Ltd.	114,500	4,442,128
	Sapporo Holdings, Ltd.	314,800	6,107,422
	Sato Foods Co., Ltd.	800	34,699
	Satudora Holdings Co., Ltd.	1,300	25,264
	Shinobu Foods Products Co., Ltd.	1,600	9,186
	Shoei Foods Corp.	68,000	2,421,074
#	Showa Sangyo Co., Ltd.	115,200	3,399,166
#	Soiken Holdings, Inc.	24,200	145,114
	ST Corp.	18,900	362,010
	Starzen Co., Ltd.	45,300	1,825,744

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Takara Holdings, Inc.	98,100	$1,143,570
#	Toho Co., Ltd.	49,900	899,282
#	Torigoe Co., Ltd. (The)	94,500	760,045
	Toyo Sugar Refining Co., Ltd.	14,500	168,693
#	Transaction Co., Ltd.	89,700	904,175
	United Super Markets Holdings, Inc.	365,600	3,975,179
	Valor Holdings Co., Ltd.	237,700	5,624,147
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,320,816
#	Watahan & Co., Ltd.	97,400	1,253,652
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	609,713
	YAKUODO Holdings Co., Ltd.	70,500	1,691,071
	Yamami Co.	1,200	24,846
	YA-MAN, Ltd.	149,500	2,533,638
	Yamatane Corp.	61,600	803,816
#	Yamaya Corp.	25,000	517,213
	Yamazawa Co., Ltd.	11,800	197,045
	Yokohama Reito Co., Ltd.	325,000	2,744,297
	Yomeishu Seizo Co., Ltd.	48,700	872,298
*	Yoshimura Food Holdings KK	5,300	42,936
#	Yuasa Funashoku Co., Ltd.	14,300	404,400
	Yutaka Foods Corp.	3,900	69,267
TOTAL CONSUMER STAPLES			235,929,824
ENERGY — (1.1%)
	BP Castrol K.K.	44,100	519,662
	Cosmo Energy Holdings Co., Ltd.	344,800	7,635,500
	Fuji Kosan Co., Ltd.	4,400	49,670
*	Fuji Oil Co., Ltd.	292,200	600,226
	Itochu Enex Co., Ltd.	351,400	3,377,051
	Japan Oil Transportation Co., Ltd.	15,500	388,727
	Japan Petroleum Exploration Co., Ltd.	230,100	4,375,638
	Mitsuuroko Group Holdings Co., Ltd.	205,200	2,653,116
	Modec, Inc.	128,800	2,404,405
	Nippon Coke & Engineering Co., Ltd.	978,100	895,015
#	Sala Corp.	324,100	1,763,336
#	San-Ai Oil Co., Ltd.	397,800	4,089,553
	Sinanen Holdings Co., Ltd.	47,500	1,329,992
	Toa Oil Co., Ltd.	46,200	1,240,147
	Toyo Kanetsu K.K.	48,700	1,118,376
TOTAL ENERGY			32,440,414
FINANCIALS — (8.3%)
	77 Bank, Ltd. (The)	366,652	4,609,714
#	Advance Create Co., Ltd.	31,700	572,038
	Aichi Bank, Ltd. (The)	49,700	1,323,114
*	Aiful Corp.	1,614,500	4,102,595
#	Aizawa Securities Co., Ltd.	216,100	1,720,966
	Akatsuki Corp.	118,100	401,664
	Akita Bank, Ltd. (The)	95,440	1,245,504
	Anicom Holdings, Inc.	17,700	191,935
	Aomori Bank, Ltd. (The)	125,800	2,819,172
	Aozora Bank, Ltd.	58,800	1,083,706
*	Aruhi Corp.	14,700	242,215
	Asax Co., Ltd.	9,300	64,976
	Awa Bank, Ltd. (The)	244,200	5,080,957
	Bank of Iwate, Ltd. (The)	94,900	1,750,468
#	Bank of Kochi, Ltd. (The)	54,300	369,145
	Bank of Nagoya, Ltd. (The)	76,330	1,895,348

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Bank of Okinawa, Ltd. (The)	146,260	$3,744,919
	Bank of Saga, Ltd. (The)	84,120	1,038,435
	Bank of the Ryukyus, Ltd.	237,880	1,663,225
#	Bank of Toyama, Ltd. (The)	14,500	392,304
	Casa, Inc.	3,200	29,370
	Chiba Kogyo Bank, Ltd. (The)	285,900	647,965
	Chugoku Bank, Ltd. (The)	559,500	4,353,184
	Chukyo Bank, Ltd. (The)	70,400	1,222,479
	Credit Saison Co., Ltd.	156,300	1,782,859
	Daishi Hokuetsu Financial Group, Inc.	273,200	5,702,848
	Daito Bank, Ltd. (The)	62,600	365,303
*	Dream Incubator, Inc.	900	10,936
	eGuarantee, Inc.	178,100	3,958,265
	Ehime Bank, Ltd. (The)	216,700	1,996,017
#	Entrust, Inc.	28,900	230,826
	FIDEA Holdings Co., Ltd.	1,258,300	1,288,933
	Financial Products Group Co., Ltd.	301,800	1,436,437
#	First Bank of Toyama, Ltd. (The)	294,300	809,989
	First Brothers Co., Ltd.	31,900	296,004
	Fukui Bank, Ltd. (The)	149,100	2,676,480
#	Fukushima Bank, Ltd. (The)	17,200	34,531
	Fuyo General Lease Co., Ltd.	115,400	7,997,989
	GCA Corp.	125,600	818,618
#	GMO Financial Holdings, Inc.	252,300	1,715,610
	Gunma Bank, Ltd. (The)	1,786,640	5,510,902
	Hachijuni Bank, Ltd. (The)	638,800	2,042,417
	Hirogin Holdings, Inc.	1,301,600	7,562,296
#	Hirose Tusyo, Inc.	20,800	403,092
	Hokkoku Bank, Ltd. (The)	153,300	3,533,890
	Hokuhoku Financial Group, Inc.	834,800	7,368,135
	Hyakugo Bank, Ltd. (The)	1,446,009	4,054,532
	Hyakujushi Bank, Ltd. (The)	155,600	2,214,631
	Ichiyoshi Securities Co., Ltd.	219,700	1,054,571
	IwaiCosmo Holdings, Inc.	121,900	1,633,356
	Iyo Bank, Ltd. (The)	916,018	5,257,501
#	J Trust Co., Ltd.	391,200	954,937
	Jaccs Co., Ltd.	138,700	2,474,577
	Jafco Group Co., Ltd.	204,100	11,037,823
*	Japan Asia Investment Co., Ltd.	93,300	205,810
#	Japan Investment Adviser Co., Ltd.	70,300	744,352
	Japan Securities Finance Co., Ltd.	611,800	3,038,713
	Jimoto Holdings, Inc.	102,850	788,966
	Juroku Bank, Ltd. (The)	194,300	3,424,149
	Kansai Mirai Financial Group, Inc.	295,367	1,413,628
	Keiyo Bank, Ltd. (The)	724,800	2,773,183
	Kita-Nippon Bank, Ltd. (The)	50,206	889,324
	Kiyo Bank, Ltd. (The)	434,090	5,599,703
	Kyokuto Securities Co., Ltd.	146,800	1,059,876
	Kyushu Financial Group, Inc.	1,291,727	5,166,106
#	Kyushu Leasing Service Co., Ltd.	34,000	198,599
*	M&A Capital Partners Co., Ltd.	82,500	4,048,504
	Marusan Securities Co., Ltd.	363,500	1,794,882
	Matsui Securities Co., Ltd.	94,200	732,529
#	Mercuria Investment Co., Ltd.	70,500	483,061
	Michinoku Bank, Ltd. (The)	277,998	2,681,976
	Minkabu The Infonoid, Inc.	21,700	689,280
#	Mito Securities Co., Ltd.	359,500	851,080
	Miyazaki Bank, Ltd. (The)	108,900	2,225,047
	Mizuho Leasing Co., Ltd.	189,600	5,896,704

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Monex Group, Inc.	1,007,400	$5,202,517
	Money Partners Group Co., Ltd.	149,100	292,573
	Mortgage Service Japan, Ltd.	5,600	64,318
	Musashino Bank, Ltd. (The)	206,800	2,971,003
	Nagano Bank, Ltd. (The)	53,199	630,820
	Nanto Bank, Ltd. (The)	193,100	3,087,622
	NEC Capital Solutions, Ltd.	55,100	1,000,739
	NFC Holdings, Inc.	4,200	87,067
	Nishi-Nippon Financial Holdings, Inc.	848,600	5,101,586
	North Pacific Bank, Ltd.	1,842,500	3,729,685
#*	OAK Capital Corp.	319,800	283,609
	Ogaki Kyoritsu Bank, Ltd. (The)	239,400	4,527,449
	Oita Bank, Ltd. (The)	92,599	1,780,645
	Okasan Securities Group, Inc.	1,076,200	3,872,714
	Orient Corp.	296,400	337,137
	Premium Group Co., Ltd.	11,400	259,673
	Ricoh Leasing Co., Ltd.	93,200	2,745,705
	San ju San Financial Group, Inc.	126,510	1,511,888
	San-In Godo Bank, Ltd. (The)	980,700	4,440,981
#	Sawada Holdings Co., Ltd.	152,200	1,350,212
	Senshu Ikeda Holdings, Inc.	1,393,000	1,981,270
	Shiga Bank, Ltd. (The)	304,000	5,560,125
	Shikoku Bank, Ltd. (The)	269,200	1,706,082
	Shimizu Bank, Ltd. (The)	54,600	871,850
	Sparx Group Co., Ltd.	604,900	1,716,686
	Strike Co., Ltd.	47,700	2,046,269
#	Suruga Bank, Ltd.	241,800	711,052
#	Taiko Bank, Ltd. (The)	41,800	516,265
	Tochigi Bank, Ltd. (The)	622,900	1,011,767
	Toho Bank, Ltd. (The)	1,298,700	2,528,476
	Tohoku Bank, Ltd. (The)	64,700	686,006
	Tokai Tokyo Financial Holdings, Inc.	1,290,200	3,816,733
	Tokyo Kiraboshi Financial Group, Inc.	170,738	1,790,125
#	Tomato Bank, Ltd.	54,500	537,656
	TOMONY Holdings, Inc.	954,550	2,748,298
	Tottori Bank, Ltd. (The)	58,300	618,376
	Towa Bank, Ltd. (The)	184,000	1,164,156
	Toyo Securities Co., Ltd.	378,800	471,213
#*	Traders Holdings Co., Ltd.	13,720	40,249
	Tsukuba Bank, Ltd.	402,600	678,323
	Yamagata Bank, Ltd. (The)	181,000	1,738,838
	Yamaguchi Financial Group, Inc.	1,109,872	6,311,357
	Yamanashi Chuo Bank, Ltd. (The)	180,400	1,365,812
TOTAL FINANCIALS			255,390,102
HEALTH CARE — (4.6%)
	Advantage Risk Management Co., Ltd.	38,800	235,974
	ASKA Pharmaceutical Co., Ltd.	161,700	2,333,174
	Biofermin Pharmaceutical Co., Ltd.	28,700	682,168
	BML, Inc.	152,200	5,296,525
	Carenet, Inc.	25,600	1,047,377
	CE Holdings Co., Ltd.	3,400	19,721
#	Charm Care Corp. KK	57,500	726,576
	CMIC Holdings Co., Ltd.	60,600	850,741
	Create Medic Co., Ltd.	38,700	358,750
	Daiken Medical Co., Ltd.	111,400	595,770
	Daito Pharmaceutical Co., Ltd.	77,380	2,737,310
#	Dvx, Inc.	44,300	431,631
	Eiken Chemical Co., Ltd.	198,100	4,357,461

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	Elan Corp.	172,200	$2,443,756
	EM Systems Co., Ltd.	241,300	2,224,515
	EPS Holdings, Inc.	196,700	1,914,695
	FALCO HOLDINGS Co., Ltd.	53,300	867,498
	FINDEX, Inc.	94,500	1,001,112
	Fuji Pharma Co., Ltd.	99,100	1,152,015
	Fukuda Denshi Co., Ltd.	57,200	4,395,724
	Fuso Pharmaceutical Industries, Ltd.	45,600	1,146,833
#	H.U. Group Holdings, Inc.	336,700	10,011,457
	Hogy Medical Co., Ltd.	84,200	2,569,997
	I'rom Group Co., Ltd.	31,800	531,040
	Iwaki & Co., Ltd.	156,700	963,905
#*	Japan Animal Referral Medical Center Co., Ltd.	9,600	208,306
	Japan Hospice Holdings, Inc.	1,100	17,701
	Japan Lifeline Co., Ltd.	387,300	5,588,063
	Japan Medical Dynamic Marketing, Inc.	99,300	2,074,805
	Jeol, Ltd.	211,800	8,673,463
	JMS Co., Ltd.	96,557	861,553
	Kaken Pharmaceutical Co., Ltd.	30,700	1,204,850
	Kanamic Network Co., Ltd.	106,000	700,711
	Kissei Pharmaceutical Co., Ltd.	171,000	3,766,112
	KYORIN Holdings, Inc.	256,000	4,804,642
	Linical Co., Ltd.	75,200	539,982
	Medical Data Vision Co., Ltd.	152,500	3,805,780
	Medikit Co., Ltd.	2,000	60,726
#	Medius Holdings Co., Ltd.	67,100	507,058
	Menicon Co., Ltd.	51,200	3,081,388
#	Mizuho Medy Co., Ltd.	22,400	315,887
	Mochida Pharmaceutical Co., Ltd.	5,098	191,343
	N Field Co., Ltd.	43,100	359,542
	Nakanishi, Inc.	166,000	3,173,115
#	Nichi-iko Pharmaceutical Co., Ltd.	325,550	3,159,825
	Nippon Chemiphar Co., Ltd.	13,400	285,527
	Nipro Corp.	561,700	6,623,441
	Nissui Pharmaceutical Co., Ltd.	78,000	741,352
	Paramount Bed Holdings Co., Ltd.	134,400	5,886,123
	Rion Co., Ltd.	52,100	1,602,098
	Sawai Pharmaceutical Co., Ltd.	40,000	1,828,523
#	Seed Co., Ltd.	72,900	420,036
	Seikagaku Corp.	248,900	2,436,922
	Shin Nippon Biomedical Laboratories, Ltd.	41,600	280,440
	Shofu, Inc.	69,200	1,238,142
#	Software Service, Inc.	19,700	2,078,321
	Solasto Corp.	318,000	4,814,662
	St-Care Holding Corp.	87,200	783,988
#	Taiko Pharmaceutical Co., Ltd.	55,900	848,693
	Techno Medica Co., Ltd.	13,800	205,495
	Toho Holdings Co., Ltd.	292,000	5,498,953
	Tokai Corp.	139,800	2,677,965
	Torii Pharmaceutical Co., Ltd.	96,100	2,965,013
	Towa Pharmaceutical Co., Ltd.	175,400	3,511,043
	Tsukui Holdings Corp.	345,900	1,857,364
#	UNIMAT Retirement Community Co., Ltd.	27,300	266,488
#	Value HR Co., Ltd.	46,400	755,608
	Vital KSK Holdings, Inc.	272,800	2,074,821
#*	Wakamoto Pharmaceutical Co., Ltd.	112,300	259,380
	WIN-Partners Co., Ltd.	113,300	1,190,515
	ZERIA Pharmaceutical Co., Ltd.	4,100	77,982
TOTAL HEALTH CARE			143,199,472

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (30.3%)
	A&A Material Corp.	26,000	$269,311
#	Abist Co., Ltd.	19,600	550,895
	Advan Co., Ltd.	149,900	1,569,633
	Advanex, Inc.	17,999	244,637
	Aeon Delight Co., Ltd.	90,100	2,359,472
	Aichi Corp.	239,900	2,085,492
	Aida Engineering, Ltd.	315,900	2,990,876
	Ajis Co., Ltd.	28,900	1,063,958
	Alconix Corp.	151,600	2,291,629
	Alinco, Inc.	80,500	726,236
	Alps Logistics Co., Ltd.	111,600	1,158,516
	Altech Co., Ltd.	10,900	28,315
	Altech Corp.	114,470	2,274,369
	Anest Iwata Corp.	216,200	2,307,204
	Asahi Diamond Industrial Co., Ltd.	342,600	1,490,519
	Asahi Kogyosha Co., Ltd.	25,700	715,231
#	Asanuma Corp.	44,000	1,782,294
#	Asukanet Co., Ltd.	56,500	542,461
	Bando Chemical Industries, Ltd.	215,300	1,347,138
	BayCurrent Consulting, Inc.	6,600	995,087
	Bell System24 Holdings, Inc.	218,600	3,904,574
#	BeNEXT Group, Inc.	122,100	1,440,017
	Br Holdings Corp.	188,100	1,181,514
	Bunka Shutter Co., Ltd.	366,000	3,265,918
	Canare Electric Co., Ltd.	20,300	343,594
	Career Design Center Co., Ltd.	23,900	203,209
	Central Glass Co., Ltd.	229,300	4,687,399
	Central Security Patrols Co., Ltd.	53,000	1,681,481
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	108,700	2,053,699
	Chiyoda Integre Co., Ltd.	71,700	1,186,926
	Chodai Co., Ltd.	6,800	101,142
	Chori Co., Ltd.	73,000	1,064,134
	Chudenko Corp.	202,600	4,114,297
	Chugai Ro Co., Ltd.	36,600	562,457
	Chuo Warehouse Co., Ltd.	21,000	225,948
	CKD Corp.	38,800	881,565
	CMC Corp.	14,600	347,774
	Comany, Inc.	4,700	46,259
	Cosel Co., Ltd.	164,300	1,774,661
	Creek & River Co., Ltd.	57,400	629,861
	CTI Engineering Co., Ltd.	72,000	1,676,643
	CTS Co., Ltd.	166,400	1,467,598
	Dai-Dan Co., Ltd.	99,100	2,689,167
	Daido Kogyo Co., Ltd.	46,500	322,142
	Daihatsu Diesel Manufacturing Co., Ltd.	122,100	479,041
	Daihen Corp.	133,400	6,311,333
	Daiho Corp.	99,500	3,537,866
	Dai-Ichi Cutter Kogyo K.K.	44,000	558,664
	Daiichi Jitsugyo Co., Ltd.	54,700	2,160,419
	Daiichi Kensetsu Corp.	31,000	509,354
	Daiki Axis Co., Ltd.	41,900	428,842
	Daiohs Corp.	22,100	202,932
	Daiseki Co., Ltd.	243,963	7,728,655
	Daiseki Eco. Solution Co., Ltd.	11,759	89,982
	Daisue Construction Co., Ltd.	48,200	382,514
	Daiwa Industries, Ltd.	216,200	2,136,226
	Denyo Co., Ltd.	108,700	2,130,668
#	DMG Mori Co., Ltd.	673,200	10,570,560
	DMW Corp.	4,800	172,139

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Duskin Co., Ltd.	285,100	$7,522,035
	Ebara Jitsugyo Co., Ltd.	36,200	1,311,057
	Eidai Co., Ltd.	184,700	519,044
	EJ Holdings, Inc.	4,200	39,759
	Endo Lighting Corp.	29,600	157,737
	en-japan, Inc.	58,600	1,678,434
	Enshu, Ltd.	26,199	219,787
	EPCO Co., Ltd.	20,200	180,899
	ERI Holdings Co., Ltd.	1,500	8,908
	Escrow Agent Japan, Inc.	136,700	372,759
	F&M Co., Ltd.	41,700	720,457
#*	FDK Corp.	47,198	663,941
#	Freund Corp.	75,600	567,188
	Fudo Tetra Corp.	109,680	1,779,305
#	Fuji Corp.	276,500	7,226,974
	Fuji Die Co., Ltd.	55,300	343,972
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	26,933
*	Fujikura, Ltd.	1,545,600	7,243,678
	Fujimak Corp.	12,600	89,552
	Fujisash Co., Ltd.	573,900	433,139
	Fujitec Co., Ltd.	264,100	5,762,018
	Fukuda Corp.	59,200	2,881,541
	Fukushima Galilei Co., Ltd.	84,100	3,492,725
	Fukuvi Chemical Industry Co., Ltd.	10,600	50,011
	Fukuyama Transporting Co., Ltd.	21,357	832,729
	FULLCAST Holdings Co., Ltd.	133,200	2,130,398
	Funai Soken Holdings, Inc.	249,470	5,520,629
	Furukawa Co., Ltd.	204,200	2,364,058
	Furukawa Electric Co., Ltd.	401,200	10,817,988
	Furusato Industries, Ltd.	65,000	787,292
	Futaba Corp.	233,600	2,132,291
	Gecoss Corp.	95,900	863,334
	Giken, Ltd.	82,700	3,894,080
	Glory, Ltd.	278,555	5,399,262
	Grace Technology, Inc.	54,300	3,118,619
	gremz, Inc.	14,800	215,768
	GS Yuasa Corp.	345,783	10,215,124
	Hamakyorex Co., Ltd.	109,500	3,199,491
	Hanwa Co., Ltd.	232,200	5,998,334
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	99,721
	Hazama Ando Corp.	1,302,400	9,031,163
#	Helios Techno Holding Co., Ltd.	109,800	322,033
	Hibiya Engineering, Ltd.	122,300	2,162,738
	Hirakawa Hewtech Corp.	70,800	844,661
#	Hirano Tecseed Co., Ltd.	65,400	1,360,040
	Hirata Corp.	5,900	466,601
	Hisaka Works, Ltd.	127,300	985,534
	Hitachi Zosen Corp.	1,071,679	6,116,438
	Hito Communications Holdings, Inc.	43,900	766,427
	Hokuetsu Industries Co., Ltd.	140,700	1,394,598
	Hokuriku Electrical Construction Co., Ltd.	74,200	856,019
	Hosokawa Micron Corp.	45,600	2,694,839
#	Howa Machinery, Ltd.	62,700	503,708
#	Ichikawa Co., Ltd.	1,000	12,175
	Ichiken Co., Ltd.	33,600	604,036
	Ichinen Holdings Co., Ltd.	137,500	1,607,912
	Idec Corp.	204,800	3,615,659
#	Ihara Science Corp.	52,200	880,236
	Iino Kaiun Kaisha, Ltd.	573,100	2,208,220

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Inaba Denki Sangyo Co., Ltd.	347,600	$8,125,154
	Inaba Seisakusho Co., Ltd.	62,800	848,917
	Inabata & Co., Ltd.	296,500	4,162,753
	Insource Co., Ltd.	112,750	2,531,971
#	Inui Global Logistics Co., Ltd.	81,480	725,416
*	Iseki & Co., Ltd.	124,500	1,608,885
	Ishii Iron Works Co., Ltd.	11,000	301,184
	Isolite Insulating Products Co., Ltd.	48,000	240,696
	Itoki Corp.	228,600	708,368
#	Iwaki Co., Ltd.	41,000	314,108
	Iwasaki Electric Co., Ltd.	39,400	516,349
#	JAC Recruitment Co., Ltd.	100,900	1,793,319
	Jalux, Inc.	38,600	509,025
	Jamco Corp.	69,800	440,700
#	Japan Asia Group, Ltd.	176,800	2,032,296
	Japan Elevator Service Holdings Co., Ltd.	286,800	6,750,742
	Japan Foundation Engineering Co., Ltd.	128,800	576,395
	Japan Pulp & Paper Co., Ltd.	77,600	2,625,309
	Japan Steel Works, Ltd. (The)	389,300	10,816,000
	Japan Transcity Corp.	251,200	1,256,870
	JDC Corp.	15,000	79,360
#	JK Holdings Co., Ltd.	94,440	730,156
	Juki Corp.	185,300	1,119,707
	Kamei Corp.	154,500	1,761,357
	Kanaden Corp.	118,500	1,372,531
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,578,897
	Kaname Kogyo Co., Ltd.	1,300	10,927
	Kanamoto Co., Ltd.	205,200	4,388,746
	Kandenko Co., Ltd.	400,000	3,447,885
	Kanematsu Corp.	521,625	6,560,490
	Katakura Industries Co., Ltd.	152,600	1,948,418
	Kato Works Co., Ltd.	63,300	576,812
	Kawada Technologies, Inc.	34,100	1,370,173
	Kawagishi Bridge Works Co., Ltd.	8,700	202,919
	Kawanishi Warehouse Co., Ltd.	1,700	18,765
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	190,560
#*	Kawasaki Kisen Kaisha, Ltd.	257,700	4,511,120
	Kawata Manufacturing Co., Ltd.	25,100	226,746
	Keihin Co., Ltd.	15,700	200,671
	KFC, Ltd.	8,700	178,616
	Kimura Chemical Plants Co., Ltd.	107,500	568,336
	Kimura Unity Co., Ltd.	23,500	246,401
#	King Jim Co., Ltd.	43,500	367,206
#*	Kinki Sharyo Co., Ltd. (The)	16,599	195,871
	Kintetsu World Express, Inc.	244,200	5,986,668
	Kitagawa Corp.	53,300	682,191
	Kitano Construction Corp.	25,672	594,067
	Kito Corp.	135,400	1,970,161
	Kitz Corp.	475,900	2,734,273
*	Kobe Electric Railway Co., Ltd.	37,299	1,313,620
#	Kobelco Eco-Solutions Co., Ltd.	21,399	487,586
	Koike Sanso Kogyo Co., Ltd.	12,600	297,800
	Kokusai Co., Ltd.	51,600	357,827
	Kokuyo Co., Ltd.	314,825	4,097,685
	KOMAIHALTEC, Inc.	20,300	413,259
	Komatsu Wall Industry Co., Ltd.	49,300	815,363
	Komori Corp.	317,900	2,069,951
	Kondotec, Inc.	123,800	1,248,953
	Konoike Transport Co., Ltd.	179,700	1,764,263

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#*	Kosaido Co., Ltd.	212,900	$1,721,313
	Kozo Keikaku Engineering, Inc.	20,700	492,511
	KRS Corp.	37,800	561,316
	Kumagai Gumi Co., Ltd.	239,400	5,923,035
	Kyodo Printing Co., Ltd.	48,900	1,668,461
#	Kyokuto Boeki Kaisha, Ltd.	39,700	515,669
	Kyokuto Kaihatsu Kogyo Co., Ltd.	208,800	2,869,551
	Kyoritsu Printing Co., Ltd.	179,200	208,960
	Kyudenko Corp.	28,600	869,159
	Like Co., Ltd.	63,200	1,256,685
	Link And Motivation, Inc.	210,200	1,146,261
	Lonseal Corp.	13,900	194,956
	Maeda Corp.	914,100	7,484,756
	Maeda Kosen Co., Ltd.	121,000	3,080,582
	Maeda Road Construction Co., Ltd.	127,100	2,146,391
	Maezawa Industries, Inc.	25,300	136,993
	Maezawa Kasei Industries Co., Ltd.	85,100	772,671
	Maezawa Kyuso Industries Co., Ltd.	64,200	1,346,523
	Makino Milling Machine Co., Ltd.	151,200	6,093,244
*	Management Solutions Co., Ltd.	1,000	17,052
	Marufuji Sheet Piling Co., Ltd.	11,800	223,827
	Maruka Corp.	36,400	667,360
	Marumae Co., Ltd.	28,300	334,619
#	Maruyama Manufacturing Co., Inc.	18,800	277,538
	Maruzen Co., Ltd.	65,800	1,132,918
	Maruzen Showa Unyu Co., Ltd.	80,000	2,567,939
	Matching Service Japan Co., Ltd.	52,000	560,729
	Matsuda Sangyo Co., Ltd.	95,282	1,632,992
#	Matsui Construction Co., Ltd.	125,500	847,809
	Max Co., Ltd.	167,600	2,439,747
	Meidensha Corp.	227,210	5,279,016
	Meiji Electric Industries Co., Ltd.	52,500	732,102
	Meiji Shipping Co., Ltd.	102,500	375,229
	Meisei Industrial Co., Ltd.	268,800	2,007,795
	Meitec Corp.	169,000	8,857,505
#	Meiwa Corp.	145,600	619,965
	Mesco, Inc.	29,800	284,345
	METAWATER Co., Ltd.	153,600	3,473,635
	Mie Kotsu Group Holdings, Inc.	359,200	1,626,957
	Mirai Industry Co., Ltd.	2,900	47,288
	Mirait Holdings Corp.	524,835	8,365,337
	Mitani Corp.	73,800	4,792,831
#	Mitani Sangyo Co., Ltd.	145,000	586,661
#	Mitsubishi Kakoki Kaisha, Ltd.	39,700	1,159,676
	Mitsubishi Logisnext Co., Ltd.	179,200	2,006,233
	Mitsubishi Pencil Co., Ltd.	89,700	1,139,175
	Mitsuboshi Belting, Ltd.	163,400	2,573,814
*	Mitsui E&S Holdings Co., Ltd.	460,100	1,774,152
	Mitsui Matsushima Holdings Co., Ltd.	65,700	482,196
	Mitsui-Soko Holdings Co., Ltd.	137,800	2,945,131
	Mitsumura Printing Co., Ltd.	6,300	106,213
	Miyaji Engineering Group, Inc.	39,417	927,536
#	Mori-Gumi Co., Ltd.	69,500	195,630
	Morita Holdings Corp.	211,100	3,383,780
	Musashi Co., Ltd.	5,000	93,220
#	NAC Co., Ltd.	61,300	532,141
	Nachi-Fujikoshi Corp.	87,400	3,499,148
	Nadex Co., Ltd.	40,600	274,055
	Nagase & Co., Ltd.	418,400	6,000,094

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Naigai Trans Line, Ltd.	40,500	$463,105
	Nakabayashi Co., Ltd.	113,400	667,710
	Nakakita Seisakusho Co., Ltd.	3,700	91,148
#	Nakamoto Packs Co., Ltd.	33,300	542,729
	Nakanishi Manufacturing Co., Ltd.	5,700	54,429
	Nakano Corp.	107,000	400,807
#	Namura Shipbuilding Co., Ltd.	286,828	460,280
	Narasaki Sangyo Co., Ltd.	25,400	537,866
*	Nice Corp.	32,400	459,175
	Nichias Corp.	392,400	8,962,935
	Nichiban Co., Ltd.	65,900	1,049,362
	Nichiden Corp.	98,900	2,035,635
	Nichiha Corp.	166,380	4,985,535
	Nichireki Co., Ltd.	167,400	2,344,316
	Nihon Dengi Co., Ltd.	30,200	1,146,741
	Nihon Flush Co., Ltd.	120,900	1,485,297
	Nikkato Corp.	53,000	402,951
#	Nikkiso Co., Ltd.	316,800	3,043,446
	Nikko Co., Ltd.	164,000	1,113,318
	Nikkon Holdings Co., Ltd.	385,300	7,775,471
	Nippi, Inc.	11,900	432,376
	Nippon Air Conditioning Services Co., Ltd.	183,100	1,265,789
	Nippon Aqua Co., Ltd.	27,600	157,116
	Nippon Carbon Co., Ltd.	60,400	2,341,846
	Nippon Concept Corp.	37,000	536,053
	Nippon Densetsu Kogyo Co., Ltd.	244,200	4,556,241
	Nippon Dry-Chemical Co., Ltd.	5,100	71,072
#	Nippon Filcon Co., Ltd.	15,700	75,291
	Nippon Hume Corp.	139,300	1,010,027
	Nippon Kanzai Co., Ltd.	12,900	250,508
	Nippon Koei Co., Ltd.	78,800	2,029,643
	Nippon Parking Development Co., Ltd., Class C	1,271,000	1,711,093
#	Nippon Rietec Co., Ltd.	12,600	277,594
	Nippon Road Co., Ltd. (The)	46,100	3,190,146
	Nippon Seisen Co., Ltd.	21,300	767,965
*	Nippon Sharyo, Ltd.	45,399	1,070,765
*	Nippon Sheet Glass Co., Ltd.	39,700	177,112
	Nippon Steel Trading Corp.	99,460	3,412,013
	Nippon Thompson Co., Ltd.	382,500	1,749,316
	Nippon Tungsten Co., Ltd.	6,699	113,346
	Nishimatsu Construction Co., Ltd.	345,000	7,994,634
	Nishi-Nippon Railroad Co., Ltd.	132,600	3,617,257
	Nishio Rent All Co., Ltd.	123,800	2,579,867
	Nissei ASB Machine Co., Ltd.	52,500	2,885,114
#	Nissei Corp.	38,900	414,558
	Nissei Plastic Industrial Co., Ltd.	127,000	1,063,335
	Nisshinbo Holdings, Inc.	908,180	6,755,041
	Nissin Corp.	95,000	1,131,262
	Nissin Electric Co., Ltd.	333,100	4,380,370
	Nisso Corp.	3,800	29,116
	Nitta Corp.	136,400	2,870,006
	Nitto Boseki Co., Ltd.	12,000	562,821
	Nitto Kogyo Corp.	178,200	3,476,910
	Nitto Kohki Co., Ltd.	66,900	1,086,224
	Nitto Seiko Co., Ltd.	180,900	777,390
	Nittoc Construction Co., Ltd.	132,600	968,600
	NJS Co., Ltd.	36,800	694,030
	Noda Corp.	145,500	948,414
	Nomura Co., Ltd.	505,600	3,666,776

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Noritake Co., Ltd.	59,600	$1,850,457
	Noritsu Koki Co., Ltd.	123,900	2,495,249
	Noritz Corp.	196,500	2,818,114
#	NS Tool Co., Ltd.	53,500	1,361,956
	NS United Kaiun Kaisha, Ltd.	58,700	794,306
*	NTN Corp.	2,736,400	7,227,739
	Obara Group, Inc.	78,500	3,021,336
	Ochi Holdings Co., Ltd.	8,900	113,432
*	Odawara Engineering Co., Ltd.	4,900	146,830
#	Ohba Co., Ltd.	76,500	534,030
	Ohmoto Gumi Co., Ltd.	4,100	197,721
	Oiles Corp.	145,770	2,272,097
	Okabe Co., Ltd.	258,200	1,908,867
#	Okada Aiyon Corp.	42,800	460,994
#	Okamoto Machine Tool Works, Ltd.	21,699	585,430
	Okamura Corp.	381,500	3,348,136
	OKUMA Corp.	137,100	8,231,347
	Okumura Corp.	182,380	4,545,678
	Onoken Co., Ltd.	111,900	1,294,880
	Organo Corp.	41,500	2,757,593
#	Oriental Consultants Holdings Co., Ltd.	6,100	123,162
	Origin Co., Ltd.	27,600	355,096
#	OSG Corp.	396,200	7,135,723
	OSJB Holdings Corp.	826,500	2,058,843
	Outsourcing, Inc.	732,300	9,179,787
	Oyo Corp.	129,300	1,564,092
#	Paraca, Inc.	35,900	548,604
	Parker Corp.	34,000	153,398
#	Pasco Corp.	11,200	144,396
	Pasona Group, Inc.	133,000	2,389,660
	Pegasus Sewing Machine Manufacturing Co., Ltd.	139,900	470,209
	Penta-Ocean Construction Co., Ltd.	1,235,400	10,121,895
*	Phil Co., Inc.	10,900	193,993
	Pilot Corp.	79,900	2,297,715
	Prestige International, Inc.	662,200	5,834,096
	Pronexus, Inc.	108,700	1,097,078
*	Prored Partners Co., Ltd.	7,900	268,184
	PS Mitsubishi Construction Co., Ltd.	213,300	1,228,709
	Punch Industry Co., Ltd.	105,700	415,391
	Quick Co., Ltd.	71,300	778,683
	Raito Kogyo Co., Ltd.	301,300	4,913,816
	Raiznext Corp.	304,500	3,364,917
#	Rasa Corp.	63,200	540,718
	Relia, Inc.	248,100	3,404,400
	Rheon Automatic Machinery Co., Ltd.	120,500	1,327,910
	Rix Corp.	17,300	263,132
#*	Rozetta Corp.	22,800	431,754
*	Ryobi, Ltd.	153,140	1,753,820
	S LINE Co., Ltd.	23,800	201,542
	Sakai Heavy Industries, Ltd.	24,000	491,490
	Sakai Moving Service Co., Ltd.	74,500	3,461,698
#*	Sanix, Inc.	146,200	452,658
	Sanki Engineering Co., Ltd.	285,300	3,390,312
	Sanko Gosei, Ltd.	121,900	493,446
	Sanko Metal Industrial Co., Ltd.	16,200	426,456
	Sankyo Tateyama, Inc.	145,700	1,117,480
	Sanoyas Holdings Corp.	151,100	226,754
#	Sansei Technologies, Inc.	78,400	453,377
	Sansha Electric Manufacturing Co., Ltd.	64,300	554,383

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Sanyo Denki Co., Ltd.	44,100	$2,644,024
	Sanyo Engineering & Construction, Inc.	60,200	447,847
	Sanyo Industries, Ltd.	9,900	174,851
	Sanyo Trading Co., Ltd.	140,000	1,301,325
	Sata Construction Co., Ltd.	89,399	375,718
	Sato Holdings Corp.	184,700	3,856,037
	Sato Shoji Corp.	86,800	756,608
	Sawafuji Electric Co., Ltd.	1,900	36,624
	SBS Holdings, Inc.	122,400	2,808,919
#	SEC Carbon, Ltd.	10,900	711,751
#	Secom Joshinetsu Co., Ltd.	30,800	1,111,654
	Seibu Electric & Machinery Co., Ltd.	10,300	123,825
	Seika Corp.	61,700	794,503
	Seikitokyu Kogyo Co., Ltd.	191,330	1,469,517
	Seiwa Electric Manufacturing Co., Ltd.	1,700	10,509
	Sekisui Jushi Corp.	215,100	4,153,695
	Senko Group Holdings Co., Ltd.	715,500	6,648,440
	Senshu Electric Co., Ltd.	51,200	1,510,644
	Shibaura Machine Co., Ltd.	135,500	3,254,509
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,261,898
	Shibuya Corp.	96,600	3,185,685
	Shima Seiki Manufacturing, Ltd.	172,300	3,397,188
	Shin Nippon Air Technologies Co., Ltd.	94,480	1,904,245
#	Shin-Keisei Electric Railway Co., Ltd.	39,399	835,681
	Shinki Bus Co., Ltd.	1,900	54,084
	Shinmaywa Industries, Ltd.	413,700	3,588,203
	Shinnihon Corp.	180,600	1,444,203
	Shinsho Corp.	31,800	539,027
	Shinwa Co., Ltd.	62,300	1,245,003
#*	Shoko Co., Ltd.	25,700	156,003
#	SIGMAXYZ, Inc.	87,500	1,385,787
	Sinfonia Technology Co., Ltd.	142,400	1,952,012
	Sinko Industries, Ltd.	127,700	2,224,649
	Sintokogio, Ltd.	284,600	1,951,193
	Soda Nikka Co., Ltd.	109,200	545,699
	Sodick Co., Ltd.	211,200	1,888,805
	Space Co., Ltd.	95,062	702,071
	S-Pool, Inc.	301,000	2,756,743
	Star Micronics Co., Ltd.	240,200	3,639,603
#	Subaru Enterprise Co., Ltd.	6,300	499,578
	Sugimoto & Co., Ltd.	63,900	1,397,929
	Sumiseki Holdings, Inc.	363,100	384,904
	Sumitomo Densetsu Co., Ltd.	111,200	2,741,418
	Sumitomo Mitsui Construction Co., Ltd.	1,006,140	4,187,208
*	Sumitomo Precision Products Co., Ltd.	18,184	336,956
	Sumitomo Warehouse Co., Ltd. (The)	399,600	4,871,690
	Suzumo Machinery Co., Ltd.	2,200	31,627
	SWCC Showa Holdings Co., Ltd.	98,700	1,532,105
#	Tacmina Corp.	14,700	208,512
	Tadano, Ltd.	640,100	6,245,063
	Taihei Dengyo Kaisha, Ltd.	97,000	2,277,243
	Taiheiyo Kouhatsu, Inc.	43,500	259,363
	Taikisha, Ltd.	169,500	4,519,816
	Taisei Oncho Co., Ltd.	14,200	271,361
	Takadakiko Co., Ltd.	7,500	182,044
	Takamatsu Construction Group Co., Ltd.	106,800	2,089,322
#	Takamatsu Machinery Co., Ltd.	41,800	267,525
	Takamiya Co., Ltd.	128,600	677,313
	Takano Co., Ltd.	52,400	296,513

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Takaoka Toko Co., Ltd.	59,620	$863,965
	Takara & Co., Ltd.	25,555	416,022
	Takara Standard Co., Ltd.	225,000	3,145,751
	Takasago Thermal Engineering Co., Ltd.	290,500	4,386,559
	Takashima & Co., Ltd.	25,200	400,142
	Takeei Corp.	130,100	1,635,354
	Takeuchi Manufacturing Co., Ltd.	230,900	5,257,549
#	Takigami Steel Construction Co., Ltd. (The)	5,300	248,299
	Takisawa Machine Tool Co., Ltd.	41,700	397,600
	Takuma Co., Ltd.	102,600	2,164,806
	Tanabe Consulting Co., Ltd.	1,200	15,891
	Tanabe Engineering Corp.	39,500	307,998
#	Tanseisha Co., Ltd.	243,549	1,702,205
	Tatsuta Electric Wire and Cable Co., Ltd.	287,400	1,881,478
	TECHNO ASSOCIE Co., Ltd.	50,100	488,047
#	Techno Ryowa, Ltd.	68,690	576,303
#	Techno Smart Corp.	49,500	473,655
	Teikoku Electric Manufacturing Co., Ltd.	111,000	1,286,687
	Teikoku Sen-I Co., Ltd.	108,500	2,361,274
	Tekken Corp.	84,200	1,490,902
	Tenox Corp.	22,500	184,760
	Teraoka Seisakusho Co., Ltd.	76,000	281,952
	Terasaki Electric Co., Ltd.	24,400	258,705
	Toa Corp.	103,400	2,022,202
	TOA ROAD Corp.	27,300	968,426
	Toba, Inc.	9,800	248,964
	Tobishima Corp.	126,570	1,267,325
	Tocalo Co., Ltd.	389,800	5,311,493
	Toda Corp.	256,100	1,807,173
	Toenec Corp.	53,500	1,877,580
	Togami Electric Manufacturing Co., Ltd.	17,800	283,957
	TOKAI Holdings Corp.	634,900	5,909,642
	Tokai Lease Co., Ltd.	18,800	253,249
	Tokyo Energy & Systems, Inc.	154,000	1,385,315
	Tokyo Keiki, Inc.	69,022	615,760
#	Tokyo Sangyo Co., Ltd.	130,800	752,978
	Tokyu Construction Co., Ltd.	551,700	2,758,458
	Toli Corp.	277,100	640,658
	Tomoe Corp.	155,100	575,638
	Tomoe Engineering Co., Ltd.	51,100	989,931
	Tonami Holdings Co., Ltd.	37,200	1,924,299
	Toppan Forms Co., Ltd.	326,500	3,366,296
	Torishima Pump Manufacturing Co., Ltd.	130,700	1,090,117
	TORQ Inc	7,900	18,984
#	Totech Corp.	49,200	1,288,835
	Totetsu Kogyo Co., Ltd.	159,600	4,097,591
	Totoku Electric Co., Ltd.	17,700	412,301
	Toyo Construction Co., Ltd.	524,200	2,578,746
	Toyo Denki Seizo K.K.	35,450	390,793
*	Toyo Engineering Corp.	205,878	858,040
#	Toyo Logistics Co., Ltd.	85,100	255,144
	Toyo Machinery & Metal Co., Ltd.	97,300	405,638
	Toyo Tanso Co., Ltd.	75,600	1,392,896
	Toyo Wharf & Warehouse Co., Ltd.	36,000	477,725
	Trancom Co., Ltd.	49,100	3,838,086
#	Trinity Industrial Corp.	36,000	245,350
#	Trusco Nakayama Corp.	171,500	4,439,350
	Tsubaki Nakashima Co., Ltd.	277,100	3,191,713
	Tsubakimoto Chain Co.	172,140	4,426,661

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Tsubakimoto Kogyo Co., Ltd.	28,800	$968,049
*	Tsudakoma Corp.	17,698	149,160
	Tsugami Corp.	268,700	4,399,901
	Tsukishima Kikai Co., Ltd.	187,700	2,423,744
	Tsurumi Manufacturing Co., Ltd.	128,400	2,255,470
	Uchida Yoko Co., Ltd.	51,600	2,065,917
#	Ueki Corp.	30,400	790,131
	Union Tool Co.	45,500	1,485,559
	UPR Corp.	700	18,339
	Ushio, Inc.	660,300	8,539,531
*	UT Group Co., Ltd.	169,800	5,207,498
	Utoc Corp.	102,200	458,187
	Waida Manufacturing Co., Ltd.	5,100	53,780
	Wakachiku Construction Co., Ltd.	79,300	931,670
	Wakita & Co., Ltd.	253,000	2,399,588
	WDB Holdings Co., Ltd.	63,200	1,575,353
	Weathernews, Inc.	34,300	1,577,932
	Welbe, Inc.	5,300	79,017
	Will Group, Inc.	99,600	957,383
	World Holdings Co., Ltd.	39,600	717,049
	Yahagi Construction Co., Ltd.	181,400	1,477,991
	YAMABIKO Corp.	228,128	2,793,287
	YAMADA Consulting Group Co., Ltd.	75,600	687,805
#	Yamashina Corp.	224,200	165,274
#	Yamato Corp.	110,500	740,798
	Yamaura Corp.	9,900	87,378
	Yamazen Corp.	390,200	3,656,852
	Yasuda Logistics Corp.	102,000	907,432
	Yokogawa Bridge Holdings Corp.	204,100	3,794,073
	Yondenko Corp.	26,560	692,929
	Yuasa Trading Co., Ltd.	118,200	3,695,708
	Yuken Kogyo Co., Ltd.	20,500	313,779
#	Yumeshin Holdings Co., Ltd.	291,900	1,988,603
	Yurtec Corp.	264,600	2,073,073
	Zaoh Co., Ltd.	23,400	301,684
#	Zenitaka Corp. (The)	19,200	827,178
	Zuiko Corp.	90,400	915,290
TOTAL INDUSTRIALS			937,867,820
INFORMATION TECHNOLOGY — (14.5%)
	A&D Co., Ltd.	124,300	1,388,363
#*	Access Co., Ltd.	87,800	618,199
	Ad-sol Nissin Corp.	43,000	1,273,286
	Adtec Plasma Technology Co., Ltd.	2,200	29,912
*	Advanced Media, Inc.	7,300	50,118
#	AGS Corp.	13,000	104,384
#	Ai Holdings Corp.	248,100	4,682,796
	Aichi Tokei Denki Co., Ltd.	17,900	745,665
	Aiphone Co., Ltd.	63,500	1,028,494
	Alpha Systems, Inc.	45,620	1,538,526
	Amano Corp.	127,500	2,964,965
	AOI Electronics Co., Ltd.	27,700	550,971
	Argo Graphics, Inc.	105,800	3,178,783
	Arisawa Manufacturing Co., Ltd.	207,800	1,912,141
#	Artiza Networks, Inc.	6,200	104,503
#	ArtSpark Holdings, Inc.	33,700	603,895
	Asahi Intelligence Service Co., Ltd.	1,300	15,578
	Ascentech KK	1,700	31,678
	Atled Corp.	1,400	33,785

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Avant Corp.	100,300	$1,320,668
#	Axell Corp.	27,900	191,732
	Azia Co., Ltd.	14,300	245,921
*	BrainPad, Inc.	7,200	278,540
	Broadband Tower, Inc.	105,600	348,260
	Broadleaf Co., Ltd.	606,400	3,658,541
#	Business Brain Showa-Ota, Inc.	29,000	476,128
	Business Engineering Corp.	800	23,322
	CAC Holdings Corp.	75,200	974,454
	Canon Electronics, Inc.	126,200	2,117,514
	CDS Co., Ltd.	15,300	201,812
	Chino Corp.	46,300	615,310
	Citizen Watch Co., Ltd.	1,795,100	5,458,323
	CMK Corp.	310,300	1,211,284
	Computer Engineering & Consulting, Ltd.	164,800	2,210,506
	Computer Institute of Japan, Ltd.	94,700	790,987
	Comture Corp.	138,200	3,831,132
	CONEXIO Corp.	95,500	1,247,275
	Core Corp.	45,800	659,286
	Cresco, Ltd.	83,000	1,008,557
	CRI Middleware Co., Ltd.	2,300	47,177
	Cube System, Inc.	60,600	674,158
	Cyber Com Co., Ltd.	10,600	166,926
	Cyberlinks Co., Ltd.	1,500	29,935
#	Cybernet Systems Co., Ltd.	57,700	520,010
#	Cybozu, Inc.	115,500	2,894,672
#	Daiko Denshi Tsushin, Ltd.	37,200	192,363
	Daishinku Corp.	42,399	955,420
	Daitron Co., Ltd.	58,200	884,369
	Daiwabo Holdings Co., Ltd.	117,500	9,903,368
	Dawn Corp.	3,200	94,937
#	Densan System Co., Ltd.	39,200	1,184,661
	Dexerials Corp.	357,200	4,679,160
	Digital Arts, Inc.	71,800	6,806,371
	Digital Garage, Inc.	110,100	3,769,441
#	Digital Hearts Holdings Co., Ltd.	87,100	1,050,704
	Digital Information Technologies Corp.	40,000	631,106
	DKK Co., Ltd.	61,700	1,594,589
#	DKK-Toa Corp.	28,300	227,845
#	Double Standard, Inc.	14,000	570,800
	DTS Corp.	262,800	5,600,161
#	Ebase Co., Ltd.	63,000	640,570
	Edulab, Inc.	6,200	432,540
	E-Guardian, Inc.	51,100	1,463,560
	Eizo Corp.	106,700	3,832,307
	Elecom Co., Ltd.	66,400	3,145,473
	Elematec Corp.	116,842	1,107,002
	Enomoto Co., Ltd.	30,200	430,642
	Enplas Corp.	57,200	2,520,376
	ESPEC Corp.	119,800	2,270,137
	Fenwal Controls of Japan, Ltd.	20,500	259,478
	Ferrotec Holdings Corp.	239,200	3,833,861
#*	FFRI Security, Inc.	22,500	479,270
#	Fixstars Corp.	97,100	865,195
	Flight Holdings, Inc.	2,100	13,345
	Focus Systems Corp.	30,900	276,100
#	Forval Corp.	51,100	402,294
#	FTGroup Co., Ltd.	51,000	666,649
#	Fuji Soft, Inc.	100,200	5,176,288

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Fukui Computer Holdings, Inc.	53,500	$1,934,862
	Furuno Electric Co., Ltd.	157,500	1,711,654
	Furuya Metal Co., Ltd.	7,600	480,524
	Future Corp.	143,400	2,405,508
	Future Innovation Group, Inc.	11,900	29,186
	Gig Works, Inc.	3,200	77,283
	GL Sciences, Inc.	45,000	1,178,282
#	Glosel Co., Ltd.	113,200	534,338
#	GMO GlobalSign Holdings K.K.	19,300	1,748,190
#	GMO Pepabo, Inc.	7,300	404,166
#	Hagiwara Electric Holdings Co., Ltd.	49,500	1,250,939
	Hakuto Co., Ltd.	87,300	1,021,483
	Hibino Corp.	26,900	288,467
	Himacs, Ltd.	800	9,658
	Hioki EE Corp.	67,100	2,629,812
	Hochiki Corp.	88,900	1,071,418
	Hokuriku Electric Industry Co., Ltd.	46,800	404,446
	Holon Co., Ltd.	2,100	105,329
	Honda Tsushin Kogyo Co., Ltd.	107,100	485,836
	Hosiden Corp.	343,500	3,126,943
	Icom, Inc.	61,500	1,604,630
#	ID Holdings Corp.	52,100	613,782
	Ikegami Tsushinki Co., Ltd.	32,799	267,534
	Ines Corp.	126,600	1,722,327
#	I-Net Corp.	74,290	1,096,481
	Infocom Corp.	108,100	3,134,921
	Infomart Corp.	243,700	2,087,559
	Information Services International-Dentsu, Ltd.	148,000	5,458,362
	Innotech Corp.	101,900	1,195,759
	Intelligent Wave, Inc.	36,600	248,945
#	Inter Action Corp.	27,600	634,763
	I-O Data Device, Inc.	50,700	497,433
	I-PEX, Inc.	38,100	765,985
	Iriso Electronics Co., Ltd.	132,500	6,036,680
#	ISB Corp.	23,100	279,304
	Itfor, Inc.	164,700	1,467,154
*	Iwatsu Electric Co., Ltd.	54,900	438,554
	Japan Aviation Electronics Industry, Ltd.	301,700	4,682,626
	Japan Cash Machine Co., Ltd.	141,800	691,640
#*	Japan Display, Inc.	1,005,500	450,323
	Japan Electronic Materials Corp.	51,800	985,655
	Japan Material Co., Ltd.	417,100	5,823,152
	Jastec Co., Ltd.	68,200	773,508
#	JBCC Holdings, Inc.	88,800	1,243,942
	JFE Systems, Inc.	3,100	94,937
#*	JIG-SAW, Inc.	17,300	2,116,289
	Kaga Electronics Co., Ltd.	108,800	2,540,737
	Kanematsu Electronics, Ltd.	79,200	2,935,517
	KEL Corp.	27,900	250,630
	Koa Corp.	172,100	2,619,551
#	Konica Minolta, Inc.	1,934,400	8,391,596
	KSK Co., Ltd.	3,000	63,771
	Kyoden Co., Ltd.	116,100	339,177
	Kyosan Electric Manufacturing Co., Ltd.	268,600	1,046,569
	Kyowa Electronic Instruments Co., Ltd.	129,800	475,144
#	LAC Co., Ltd.	100,100	987,256
	Lecip Holdings Corp.	10,900	52,298
	Macnica Fuji Electronics Holdings, Inc.	328,350	6,880,971
#	Marubun Corp.	112,200	577,580

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Maruwa Co., Ltd.	56,500	$5,912,851
*	Maxell Holdings, Ltd.	306,100	4,021,725
	MCJ Co., Ltd.	420,800	4,031,281
	Megachips Corp.	105,500	3,128,674
	Meiko Electronics Co., Ltd.	135,300	2,394,983
	Melco Holdings, Inc.	18,600	665,228
	Micronics Japan Co., Ltd.	18,200	273,828
*	Mimaki Engineering Co., Ltd.	113,200	515,027
	Mimasu Semiconductor Industry Co., Ltd.	107,881	2,756,198
#	Miraial Co., Ltd.	39,500	411,777
	Miroku Jyoho Service Co., Ltd.	112,800	2,332,957
	Mitachi Co., Ltd.	7,900	43,495
	Mitsubishi Research Institute, Inc.	53,500	2,153,251
	Mitsui High-Tec, Inc.	130,600	5,118,324
	m-up Holdings, Inc.	13,200	283,548
	Mutoh Holdings Co., Ltd.	9,300	137,910
	Nagano Keiki Co., Ltd.	85,300	766,773
	Nakayo, Inc.	73,100	1,010,758
#	NF Holdings Corp.	25,900	477,691
	Nichicon Corp.	317,300	4,312,181
	Nihon Denkei Co., Ltd.	31,800	387,007
*	Nippon Chemi-Con Corp.	83,600	1,541,162
#	Nippon Computer Dynamics Co., Ltd.	36,200	190,973
	Nippon Electric Glass Co., Ltd.	431,236	9,474,129
#	Nippon Information Development Co., Ltd.	12,600	165,558
#	Nippon Kodoshi Corp.	51,600	1,195,441
	Nippon Signal Co., Ltd.	317,300	2,825,761
	Nippon Systemware Co., Ltd.	46,200	920,414
	Nissha Co., Ltd.	232,800	2,998,654
	Nohmi Bosai, Ltd.	146,200	3,088,851
	NPC, Inc.	30,900	238,824
	NSD Co., Ltd.	508,160	9,727,268
	Ohara, Inc.	35,900	605,623
*	Okaya Electric Industries Co., Ltd.	77,800	266,263
	Oki Electric Industry Co., Ltd.	548,300	5,727,982
	ONO Sokki Co., Ltd.	32,200	164,522
	Optex Group Co., Ltd.	191,620	3,537,283
*	Optim Corp.	32,000	960,041
	Optorun Co., Ltd.	46,600	1,099,970
#	Oro Co., Ltd.	18,400	657,301
	Osaki Electric Co., Ltd.	281,800	1,556,603
#	Oval Corp.	35,600	109,878
#	Paltek Corp.	38,500	179,455
	PCA Corp.	4,700	207,247
	PCI Holdings, Inc.	30,800	429,387
#	Poletowin Pitcrew Holdings, Inc.	189,900	2,106,272
#	Pro-Ship, Inc.	41,700	569,650
	Restar Holdings Corp.	130,000	2,595,095
	Ricksoft Co., Ltd.	2,000	73,301
	Riken Keiki Co., Ltd.	94,800	2,713,084
	Riso Kagaku Corp.	131,200	1,734,566
	Roland DG Corp.	82,600	1,358,615
	Rorze Corp.	54,400	4,023,520
	RS Technologies Co., Ltd.	21,100	1,250,269
	Ryoden Corp.	96,700	1,488,938
	Ryosan Co., Ltd.	144,100	3,202,293
#	Ryoyo Electro Corp.	24,200	677,521
	Saison Information Systems Co., Ltd.	24,800	530,615
	Sakura Internet, Inc.	122,900	839,293

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Sanken Electric Co., Ltd.	152,400	$6,278,751
	Sanshin Electronics Co., Ltd.	121,500	2,143,264
	Santec Corp.	3,000	54,363
#	Satori Electric Co., Ltd.	79,180	569,783
*	Saxa Holdings, Inc.	31,700	429,493
#	SB Technology Corp.	61,300	1,801,217
	Scala, Inc.	83,700	643,496
	Segue Group Co., Ltd.	1,900	23,692
#	Seikoh Giken Co., Ltd.	22,300	560,756
#	SEMITEC Corp.	5,500	249,271
	SERAKU Co., Ltd.	8,300	140,307
	Shibaura Electronics Co., Ltd.	52,600	1,535,427
	Shibaura Mechatronics Corp.	24,100	1,226,055
	Shindengen Electric Manufacturing Co., Ltd.	45,600	1,169,524
	Shinko Shoji Co., Ltd.	266,500	1,949,783
	Shizuki Electric Co., Inc.	121,600	675,789
	Showa Shinku Co., Ltd.	24,400	413,257
	Sigma Koki Co., Ltd.	27,000	348,012
	Siix Corp.	203,600	2,985,158
	SK-Electronics Co., Ltd.	47,300	574,299
#*	Smaregi, Inc.	2,000	91,805
	SMK Corp.	32,699	933,715
	Softcreate Holdings Corp.	50,000	1,251,818
#	Soliton Systems K.K.	36,600	598,298
	Solxyz Co., Ltd.	1,800	15,961
	SRA Holdings	72,100	1,730,930
	Sumida Corp.	176,449	1,632,054
	Sun-Wa Technos Corp.	79,800	792,438
	Suzuden Corp.	1,200	14,109
	Suzuki Co., Ltd.	67,100	718,259
	System D, Inc.	1,100	16,058
#	System Information Co., Ltd.	54,800	591,011
	System Research Co., Ltd.	27,200	447,412
	System Support, Inc.	3,200	47,708
	Systems Engineering Consultants Co., Ltd.	2,100	55,333
#	Systemsoft Corp.	113,500	100,829
	Systena Corp.	312,400	5,885,295
	Tachibana Eletech Co., Ltd.	110,760	1,676,161
	Takachiho Koheki Co., Ltd.	38,500	434,527
#	TAKEBISHI Corp.	52,200	792,992
#	Tamagawa Holdings Co., Ltd.	7,500	152,085
	Tamura Corp.	467,400	2,508,007
	Tazmo Co., Ltd.	16,300	223,929
	TDC Soft, Inc.	95,200	875,111
*	TeamSpirit, Inc.	1,300	25,552
	TechMatrix Corp.	233,600	4,252,785
#	Techno Horizon Co., Ltd.	56,700	417,563
	Tecnos Japan, Inc.	8,800	55,356
	Teikoku Tsushin Kogyo Co., Ltd.	51,500	531,685
	Terilogy Co., Ltd.	22,900	111,509
	TKC Corp.	90,600	5,961,359
	Tobila Systems, Inc.	1,600	20,188
	Toho System Science Co., Ltd.	2,700	24,248
	Tokyo Electron Device, Ltd.	43,800	1,432,880
	Tokyo Seimitsu Co., Ltd.	257,200	11,892,048
#	Tomen Devices Corp.	15,300	558,356
	Topcon Corp.	691,700	8,359,071
	Torex Semiconductor, Ltd.	45,500	616,133
	Toshiba TEC Corp.	49,300	1,831,901

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Toukei Computer Co., Ltd.	6,210	$233,094
	Towa Corp.	134,700	2,480,449
	Toyo Corp.	149,600	1,615,755
	Transcosmos, Inc.	30,500	764,654
#	Tri Chemical Laboratories, Inc.	125,600	5,182,781
#	Tsuzuki Denki Co., Ltd.	42,800	670,794
#	Ubicom Holdings, Inc.	12,500	388,067
	ULS Group, Inc.	1,000	34,818
	Ulvac, Inc.	264,700	11,962,039
*	Uniden Holdings Corp.	41,500	810,833
	UNITED, Inc.	24,200	298,016
	User Local, Inc.	2,300	89,057
	V Technology Co., Ltd.	57,500	3,387,536
	VINX Corp.	13,200	146,701
	Wacom Co., Ltd.	927,100	8,279,583
	Wellnet Corp.	10,100	47,605
	YAC Holdings Co., Ltd.	62,600	589,106
	Yamaichi Electronics Co., Ltd.	144,700	2,288,566
#	Yashima Denki Co., Ltd.	119,500	1,113,339
	YE DIGITAL Corp.	7,100	50,693
	Yokowo Co., Ltd.	95,500	2,952,061
	Zuken, Inc.	1,900	49,408
TOTAL INFORMATION TECHNOLOGY			447,540,440
MATERIALS — (11.4%)
	Achilles Corp.	92,400	1,260,494
	ADEKA Corp.	604,300	10,108,144
	Agro-Kanesho Co., Ltd.	1,300	19,473
	Aichi Steel Corp.	66,400	1,937,336
	Arakawa Chemical Industries, Ltd.	110,100	1,249,817
	Araya Industrial Co., Ltd.	19,600	252,506
	Asahi Holdings, Inc.	227,850	8,674,999
	Asahi Printing Co., Ltd.	25,700	230,167
	Asahi Yukizai Corp.	86,600	1,256,557
	Asahipen Corp.	2,100	41,303
	Asia Pile Holdings Corp.	210,800	968,239
	C Uyemura & Co., Ltd.	35,900	2,693,845
	Carlit Holdings Co., Ltd.	122,800	843,943
	Chuetsu Pulp & Paper Co., Ltd.	49,900	572,530
	Chugoku Marine Paints, Ltd.	355,300	3,225,516
	CI Takiron Corp.	291,200	1,811,069
#	CK-San-Etsu Co., Ltd.	21,200	769,692
	Dai Nippon Toryo Co., Ltd.	131,600	1,163,180
	Daido Steel Co., Ltd.	155,000	6,342,721
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	127,500	1,103,663
	Daiken Corp.	78,100	1,329,421
	Daiki Aluminium Industry Co., Ltd.	180,300	1,235,222
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	84,300	1,796,693
	Daito Chemix Corp.	2,900	27,562
#	DKS Co., Ltd.	47,800	1,719,667
	Dowa Holdings Co., Ltd.	116,905	4,275,887
	Dynapac Co., Ltd.	8,500	108,114
	Fuji Seal International, Inc.	191,300	3,552,308
	Fujikura Kasei Co., Ltd.	167,500	789,503
	Fujimori Kogyo Co., Ltd.	107,900	4,791,858
	Fuso Chemical Co., Ltd.	122,500	4,341,624
	Geostr Corp.	57,100	173,072
	Godo Steel, Ltd.	60,000	1,101,799
	Gun-Ei Chemical Industry Co., Ltd.	29,900	729,438

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Hakudo Co., Ltd.	43,900	$590,699
#	Harima Chemicals Group, Inc.	96,100	836,847
	Hodogaya Chemical Co., Ltd.	39,100	2,048,879
	Hokkan Holdings, Ltd.	56,100	766,694
	Hokko Chemical Industry Co., Ltd.	120,700	1,333,562
	Hokuetsu Corp.	772,899	3,288,809
	Honshu Chemical Industry Co., Ltd.	28,200	490,085
	Ise Chemicals Corp.	13,000	401,736
#	Ishihara Chemical Co., Ltd.	35,500	705,028
	Ishihara Sangyo Kaisha, Ltd.	207,750	1,459,699
	Ishizuka Glass Co., Ltd.	12,900	221,905
	JCU Corp.	139,300	5,188,675
	JSP Corp.	81,100	1,311,953
	Kaneka Corp.	173,700	6,238,093
	Kanto Denka Kogyo Co., Ltd.	279,100	2,231,302
	Katakura & Co-op Agri Corp.	21,500	254,992
	KeePer Technical Laboratory Co., Ltd.	99,000	1,878,939
	KH Neochem Co., Ltd.	216,800	4,889,155
	Kimoto Co., Ltd.	222,300	356,566
	Koatsu Gas Kogyo Co., Ltd.	202,193	1,451,808
*	Kobe Steel, Ltd.	1,878,500	8,738,781
#	Kohsoku Corp.	70,200	982,707
	Konishi Co., Ltd.	216,600	3,275,206
	Konoshima Chemical Co., Ltd.	31,600	392,523
	Krosaki Harima Corp.	30,400	1,411,733
	Kumiai Chemical Industry Co., Ltd.	205,287	1,677,805
#	Kunimine Industries Co., Ltd.	40,400	474,389
	Kureha Corp.	104,150	6,451,096
	Kurimoto, Ltd.	59,300	935,542
	Kuriyama Holdings Corp.	78,000	487,027
	Kyoei Steel, Ltd.	135,500	1,744,735
	Kyowa Leather Cloth Co., Ltd.	81,300	490,949
	Lintec Corp.	265,600	6,015,978
	Maruichi Steel Tube, Ltd.	43,000	928,369
	MEC Co., Ltd.	100,400	2,137,117
	Mitani Sekisan Co., Ltd.	67,400	3,021,295
	Mitsubishi Paper Mills, Ltd.	277,700	894,661
*	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	314,132
	Mitsui Mining & Smelting Co., Ltd.	379,600	13,219,964
#	Molitec Steel Co., Ltd.	83,100	329,655
#	MORESCO Corp.	39,800	431,432
	Mory Industries, Inc.	34,700	748,031
	Nakayama Steel Works, Ltd.	169,700	585,304
	Neturen Co., Ltd.	222,100	1,021,342
#	New Japan Chemical Co., Ltd.	117,500	283,837
#	Nicca Chemical Co., Ltd.	45,700	374,707
#	Nichia Steel Works, Ltd.	138,600	389,116
#	Nihon Kagaku Sangyo Co., Ltd.	83,100	1,027,953
	Nihon Nohyaku Co., Ltd.	243,500	1,109,779
	Nihon Parkerizing Co., Ltd.	517,500	5,024,535
	Nihon Yamamura Glass Co., Ltd.	67,600	555,949
	Nippon Carbide Industries Co., Inc.	46,200	558,378
	Nippon Chemical Industrial Co., Ltd.	42,600	1,219,232
	Nippon Concrete Industries Co., Ltd.	293,100	858,673
	Nippon Denko Co., Ltd.	767,314	1,977,812
#	Nippon Fine Chemical Co., Ltd.	79,200	1,034,555
	Nippon Kayaku Co., Ltd.	310,700	2,932,893
*	Nippon Koshuha Steel Co., Ltd.	8,599	28,489
	Nippon Light Metal Holdings Co., Ltd.	360,090	6,501,564

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Nippon Paper Industries Co., Ltd.	450,400	$5,499,426
	Nippon Pillar Packing Co., Ltd.	134,200	2,137,277
	Nippon Soda Co., Ltd.	155,000	4,439,548
	Nippon Yakin Kogyo Co., Ltd.	89,749	1,490,267
	Nitta Gelatin, Inc.	85,500	544,367
	Nittetsu Mining Co., Ltd.	35,200	1,855,941
	Nozawa Corp.	47,500	307,920
	Oat Agrio Co., Ltd.	18,000	220,513
	Okamoto Industries, Inc.	69,900	2,580,572
	Okura Industrial Co., Ltd.	55,200	979,415
#	Osaka Organic Chemical Industry, Ltd.	95,200	3,273,261
	Osaka Soda Co., Ltd.	94,699	2,294,988
	Osaka Steel Co., Ltd.	89,300	1,025,763
#	OSAKA Titanium Technologies Co., Ltd.	127,500	975,405
#	Pacific Metals Co., Ltd.	102,699	2,116,674
#	Pack Corp. (The)	84,400	2,053,434
	Rasa Industries, Ltd.	45,700	1,024,245
	Rengo Co., Ltd.	74,600	620,465
	Riken Technos Corp.	227,500	986,530
	Sakai Chemical Industry Co., Ltd.	103,800	2,020,948
	Sakata INX Corp.	286,300	2,894,393
	Sanyo Chemical Industries, Ltd.	94,900	4,757,118
*	Sanyo Special Steel Co., Ltd.	123,960	1,730,917
	Seiko PMC Corp.	67,900	484,662
	Sekisui Kasei Co., Ltd.	150,000	764,084
	Shikoku Chemicals Corp.	232,000	2,649,855
	Shinagawa Refractories Co., Ltd.	37,800	964,227
	Shin-Etsu Polymer Co., Ltd.	291,000	2,708,317
	SK Kaken Co., Ltd.	1,100	404,863
	Soken Chemical & Engineering Co., Ltd.	49,300	889,354
	Stella Chemifa Corp.	67,200	2,217,937
	Sumitomo Bakelite Co., Ltd.	163,900	5,878,724
	Sumitomo Osaka Cement Co., Ltd.	225,099	6,809,188
	Sumitomo Seika Chemicals Co., Ltd.	56,400	2,316,375
	T Hasegawa Co., Ltd.	204,200	3,949,956
	T&K Toka Co., Ltd.	136,300	1,097,745
	Taisei Lamick Co., Ltd.	42,300	1,150,406
	Taiyo Holdings Co., Ltd.	117,500	6,993,958
	Takasago International Corp.	88,600	2,189,598
	Takemoto Yohki Co., Ltd.	35,000	305,485
	Taoka Chemical Co., Ltd.	4,700	666,858
	Tayca Corp.	103,900	1,467,064
	Tenma Corp.	117,300	2,388,723
	Titan Kogyo, Ltd.	5,100	88,046
	Toagosei Co., Ltd.	747,000	7,916,177
#*	Toda Kogyo Corp.	21,500	448,672
	Toho Acetylene Co., Ltd.	12,700	171,382
	Toho Chemical Industry Co., Ltd.	47,000	210,662
	Toho Titanium Co., Ltd.	220,900	1,806,276
*	Toho Zinc Co., Ltd.	89,899	1,865,226
	Tohoku Steel Co., Ltd.	16,300	233,328
	Tokushu Tokai Paper Co., Ltd.	64,558	2,829,165
	Tokuyama Corp.	385,498	9,622,344
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	201,912
#*	Tokyo Rope Manufacturing Co., Ltd.	91,500	1,128,687
#	Tokyo Steel Manufacturing Co., Ltd.	609,400	4,298,618
	Tokyo Tekko Co., Ltd.	63,100	1,199,720
*	Tomoegawa Co., Ltd.	29,600	224,983
	Tomoku Co., Ltd.	70,600	1,224,337

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
*	Topy Industries, Ltd.	89,400	$1,082,756
#	Toyo Gosei Co., Ltd.	31,100	3,821,258
	Toyo Ink SC Holdings Co., Ltd.	242,300	4,256,050
	Toyo Seikan Group Holdings, Ltd.	39,700	425,458
	Toyobo Co., Ltd.	531,900	6,675,925
#	TYK Corp.	148,500	453,106
	UACJ Corp.	211,841	3,739,209
	Ube Industries, Ltd.	273,100	5,187,943
	Valqua, Ltd.	105,599	2,067,659
	Vertex Corp.	45,998	810,876
	Wavelock Holdings Co., Ltd.	30,900	240,771
	Wood One Co., Ltd.	45,600	446,786
	Yamato Kogyo Co., Ltd.	217,100	5,486,592
	Yodogawa Steel Works, Ltd.	144,500	2,810,667
	Yotai Refractories Co., Ltd.	118,000	965,686
	Yushiro Chemical Industry Co., Ltd.	67,000	701,744
TOTAL MATERIALS			351,798,820
REAL ESTATE — (1.7%)
	AD Works Group Co., Ltd.	194,879	290,321
	Airport Facilities Co., Ltd.	138,870	638,245
	Anabuki Kosan, Inc.	12,900	202,439
#	Aoyama Zaisan Networks Co., Ltd.	43,700	668,066
	Apaman Co., Ltd.	71,700	398,636
	Ardepro Co., Ltd.	70,700	31,176
	Arealink Co., Ltd.	29,600	270,814
#	B-Lot Co., Ltd.	40,000	230,172
	Cosmos Initia Co., Ltd.	94,400	324,404
	CRE, Inc.	3,400	41,821
	Daibiru Corp.	314,900	3,583,213
#	Dear Life Co., Ltd.	132,800	553,618
	Goldcrest Co., Ltd.	103,270	1,778,044
	Good Com Asset Co., Ltd.	22,800	266,966
	Grandy House Corp.	95,600	368,390
	Heiwa Real Estate Co., Ltd.	229,400	7,849,913
	Ichigo, Inc.	1,187,800	3,270,505
*	Japan Asset Marketing Co., Ltd.	1,296,000	1,435,749
	Japan Corporate Housing Service, Inc.	11,700	104,263
#	Japan Property Management Center Co., Ltd.	83,400	932,095
	JSB Co., Ltd.	7,400	240,667
	Katitas Co., Ltd.	59,700	1,783,722
	Keihanshin Building Co., Ltd.	216,700	3,432,607
*	Miyakoshi Holdings, Inc.	3,000	20,092
	Mugen Estate Co., Ltd.	64,200	276,883
	Nippon Commercial Development Co., Ltd.	82,300	1,339,219
	Nisshin Group Holdings Co., Ltd.	210,700	830,811
	Prospect Co., Ltd.	2,912,000	886,301
#	Raysum Co., Ltd.	97,800	852,049
	SAMTY Co., Ltd.	145,350	2,243,663
	Sankyo Frontier Co., Ltd.	23,100	861,059
	Sansei Landic Co., Ltd.	29,100	202,710
	Shinoken Group Co., Ltd.	112,600	1,240,879
	Star Mica Holdings Co., Ltd.	84,400	893,061
	Starts Corp., Inc.	225,500	5,804,037
	Sun Frontier Fudousan Co., Ltd.	204,700	1,723,475
	Takara Leben Co., Ltd.	547,800	1,651,470
	TOC Co., Ltd.	325,750	2,241,544
#	Tokyo Rakutenchi Co., Ltd.	19,000	780,787
#	Tokyo Theatres Co., Inc.	47,099	570,339

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	Tosei Corp.	202,900	$2,005,129
	Urbanet Corp. Co., Ltd.	81,400	199,650
	Yoshicon Co., Ltd.	3,100	29,643
TOTAL REAL ESTATE			53,348,647
UTILITIES — (1.6%)
#	EF-ON, Inc.	88,520	891,539
	eRex Co., Ltd.	142,500	2,361,794
	Hiroshima Gas Co., Ltd.	322,200	1,159,283
#	Hokkaido Electric Power Co., Inc.	1,093,200	4,637,690
	Hokkaido Gas Co., Ltd.	98,500	1,472,326
	Hokuriku Electric Power Co.	911,200	5,963,339
#	Hokuriku Gas Co., Ltd.	10,100	299,131
	K&O Energy Group, Inc.	100,400	1,370,246
	Nippon Gas Co., Ltd.	203,700	9,828,352
	Okinawa Electric Power Co., Inc. (The)	303,716	4,090,151
	Saibu Gas Co., Ltd.	223,700	6,161,684
	Shikoku Electric Power Co., Inc.	448,200	3,052,246
	Shizuoka Gas Co., Ltd.	339,500	3,079,145
#	Toell Co., Ltd.	57,500	464,580
	West Holdings Corp.	102,310	4,287,605
TOTAL UTILITIES			49,119,111
TOTAL COMMON STOCKS Cost ($2,559,888,807)			3,053,041,885

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	3,249,754	37,602,903
TOTAL INVESTMENTS — (100.0%)
(Cost $2,597,474,815)^^			$3,090,644,788
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$92,216,009	—	$92,216,009
Consumer Discretionary	—	454,191,226	—	454,191,226
Consumer Staples	—	235,929,824	—	235,929,824
Energy	—	32,440,414	—	32,440,414
Financials	—	255,390,102	—	255,390,102
Health Care	—	143,199,472	—	143,199,472
Industrials	—	937,867,820	—	937,867,820
Information Technology	—	447,540,440	—	447,540,440
Materials	—	351,798,820	—	351,798,820
Real Estate	—	53,348,647	—	53,348,647
Utilities	—	49,119,111	—	49,119,111
Securities Lending Collateral	—	37,602,903	—	37,602,903
TOTAL	—	$3,090,644,788	—	$3,090,644,788

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.7%)
AUSTRALIA — (58.1%)
*	3P Learning, Ltd.	93,233	$96,041
#	5G Networks, Ltd.	35,296	38,548
	A2B Australia, Ltd.	267,268	234,665
	Accent Group, Ltd.	2,095,327	3,680,679
	Adairs, Ltd.	643,521	1,776,397
	Adbri, Ltd.	2,564,728	5,590,646
#*	Advance NanoTek, Ltd.	4,230	12,836
*	Ainsworth Game Technology, Ltd.	399,992	243,272
#*	Alkane Resources, Ltd.	2,214,509	1,330,931
*	Alliance Aviation Services, Ltd.	149,763	452,453
	ALS, Ltd.	1,916,636	14,499,547
	Altium, Ltd.	165,829	3,865,956
#*	Altura Mining, Ltd.	1,171,741	62,685
#	Alumina, Ltd.	4,975,634	6,386,995
#*	AMA Group, Ltd.	2,283,100	1,119,760
#*	Amaysim Australia, Ltd.	1,851,450	1,070,953
	Ansell, Ltd.	524,737	14,668,145
	APN Property Group, Ltd.	59,773	25,953
	Appen, Ltd.	144,558	2,446,753
*	Arafura Resources, Ltd.	1,591,642	266,801
	ARB Corp., Ltd.	533,754	14,255,826
#*	Ardent Leisure Group, Ltd.	2,770,378	1,245,725
	Asaleo Care, Ltd.	1,167,762	1,160,256
	AUB Group, Ltd.	478,705	5,928,242
#	Aurelia Metals, Ltd.	5,287,455	1,643,918
	Austal, Ltd.	2,278,005	4,445,682
*	Australian Agricultural Co., Ltd.	3,439,805	2,902,598
#	Australian Ethical Investment, Ltd.	22,322	118,737
#	Australian Finance Group, Ltd.	1,604,223	3,337,037
	Australian Pharmaceutical Industries, Ltd.	2,800,624	2,710,640
#*	Australian Strategic Materials, Ltd.	442,903	1,681,783
	Australian Vintage, Ltd.	4,317,004	1,914,458
	Auswide Bank, Ltd.	109,363	509,491
#	Ava Risk Group, Ltd.	27,751	11,751
#	AVJennings, Ltd.	7,058,528	2,763,825
#*	AVZ Minerals, Ltd.	1,847,793	259,534
*	Axsesstoday, Ltd.	1,687	10
	Baby Bunting Group, Ltd.	429,435	1,693,142
	Bank of Queensland, Ltd.	2,717,561	16,448,730
*	Bannerman Resources, Ltd.	171,501	14,329
	Bapcor, Ltd.	2,252,217	12,863,059
	Base Resources, Ltd.	393,323	80,840
	Beach Energy, Ltd.	6,752,243	8,398,639
	Bega Cheese, Ltd.	2,143,926	9,143,122
	Bell Financial Group, Ltd.	122,493	163,805
	Bendigo & Adelaide Bank, Ltd.	2,046,878	14,306,105
*	Berkeley Energia, Ltd.	27,600	12,855
#	Bingo Industries, Ltd.	1,091,685	2,673,803
*	Blackmores, Ltd.	97,147	5,446,238
	Boral, Ltd.	66,071	242,864
#	Bravura Solutions, Ltd.	1,648,593	3,796,159
	Breville Group, Ltd.	821,653	18,067,972
	Brickworks, Ltd.	512,139	7,264,877
	BWX, Ltd.	587,374	1,831,777
*	Byron Energy, Ltd.	89,192	10,842

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Capitol Health, Ltd.	3,495,372	$731,976
#*	Cardno, Ltd.	1,127,842	292,144
#*	Carnarvon Petroleum, Ltd.	3,381,086	706,302
	Carsales.com, Ltd.	1,191,399	17,761,513
#*	Cash Converters International, Ltd.	2,766,362	516,212
#*	Catapult Group International, Ltd.	401,552	509,964
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	422,690	2,266,177
*	Central Petroleum, Ltd.	299,384	32,013
	Centrebet Litigation	81,336	0
	Centrebet Litigation Claim	81,336	0
#	Challenger, Ltd.	2,032,001	10,259,612
*	Champion Iron, Ltd.	428,652	1,661,422
#*	City Chic Collective, Ltd.	187,917	549,094
#	Class, Ltd.	386,717	567,093
*	Clean Seas Seafood, Ltd.	87,730	55,698
#*	Clean TeQ Holdings, Ltd.	86,928	17,523
	Cleanaway Waste Management, Ltd.	7,046,328	11,870,767
#	Clinuvel Pharmaceuticals, Ltd.	108,279	1,802,564
#	Clover Corp., Ltd.	365,203	416,777
	Codan, Ltd.	670,501	6,109,788
#*	Collection House, Ltd.	2,084,920	557,690
	Collins Foods, Ltd.	745,683	5,466,278
#*	Cooper Energy, Ltd.	11,837,413	2,923,800
#*	Corporate Travel Management, Ltd.	650,080	8,222,797
	Costa Group Holdings, Ltd.	2,640,354	7,869,680
#	Credit Corp. Group, Ltd.	495,925	10,675,470
	CSR, Ltd.	3,273,096	13,132,635
*	Dacian Gold, Ltd.	687,075	250,307
	Data#3, Ltd.	962,073	4,145,854
*	Decmil Group, Ltd.	424,759	180,979
*	Deterra Royalties, Ltd.	1,655,501	5,447,609
	Dicker Data, Ltd.	231,853	2,039,119
	Domain Holdings Australia, Ltd.	1,576,647	5,961,870
	Downer EDI, Ltd.	2,782,821	10,894,895
#	Eagers Automotive, Ltd.	775,292	7,823,859
#*	Eclipx Group, Ltd.	2,008,091	2,589,058
#	Elanor Investor Group	87,848	102,002
	Elders, Ltd.	1,232,076	9,989,751
#*	Electro Optic Systems Holdings, Ltd.	550,311	2,171,014
#*	Emeco Holdings, Ltd.	1,441,745	1,224,228
#*	EML Payments, Ltd.	275,280	802,238
	Enero Group, Ltd.	10,609	16,679
	EQT Holdings, Ltd.	97,241	2,032,927
	Estia Health, Ltd.	1,663,088	2,363,744
	Euroz, Ltd.	114,410	144,464
#	EVENT Hospitality and Entertainment, Ltd.	546,035	4,018,620
*	FAR, Ltd.	12,771,552	81,013
	Finbar Group, Ltd.	203,868	142,633
	Fleetwood, Ltd.	347,465	572,073
#*	Flight Centre Travel Group, Ltd.	581,094	6,197,388
	Fluence Corp., Ltd.	116,395	20,904
#*	Freedom Foods Group, Ltd.	362,595	312,805
#	G8 Education, Ltd.	5,316,355	4,560,076
#*	Galaxy Resources, Ltd.	3,083,972	6,292,053
#*	Genex Power, Ltd.	298,371	59,986
#	Genworth Mortgage Insurance Australia, Ltd.	1,475,089	2,551,144
*	Geopacific Resources, Ltd.	14,236	4,634
*	Gold Road Resources, Ltd.	3,183,092	2,896,707

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GR Engineering Services, Ltd.	55,230	$49,625
	GrainCorp, Ltd., Class A	1,547,172	4,754,407
	Grange Resources, Ltd.	524,857	131,891
*	Greenland Minerals, Ltd.	1,692,337	367,299
	GTN, Ltd.	15,394	5,123
	GUD Holdings, Ltd.	842,993	7,646,241
#	GWA Group, Ltd.	1,782,472	4,668,444
	Hansen Technologies, Ltd.	1,293,047	3,809,826
	Healius, Ltd.	4,144,191	12,258,634
#	Helloworld Travel, Ltd.	51,370	82,954
*	Highfield Resources, Ltd.	160,730	75,442
*	Horizon Oil, Ltd.	714,889	37,995
*	Hot Chili, Ltd.	971,208	27,751
	HT&E, Ltd.	1,686,962	2,370,880
#	HUB24, Ltd.	281,179	5,244,525
#	Humm Group, Ltd.	2,755,893	2,374,725
*	IDM International, Ltd.	958	0
	IDP Education, Ltd.	41,954	730,216
	IGO, Ltd.	3,925,542	19,098,481
	Iluka Resources, Ltd.	1,655,501	8,109,678
*	Image Resources NL	332,933	41,706
	Imdex, Ltd.	2,381,029	2,863,477
#*	ImpediMed, Ltd.	417,437	36,529
*	Incitec Pivot, Ltd.	5,838,361	11,699,375
	Infomedia, Ltd.	2,776,535	3,835,598
	Inghams Group, Ltd.	2,191,759	5,498,279
*	Intega Group, Ltd.	1,127,842	270,538
	Integral Diagnostics, Ltd.	311,931	1,066,958
#	Integrated Research, Ltd.	611,969	1,188,846
#	InvoCare, Ltd.	1,056,358	8,968,987
#*	ioneer, Ltd.	330,187	90,324
	IOOF Holdings, Ltd.	3,815,495	9,015,168
	IPH, Ltd.	1,243,670	5,992,387
	IRESS, Ltd.	1,225,060	9,308,970
*	IVE Group, Ltd.	513,788	485,812
	Japara Healthcare, Ltd.	1,594,623	905,606
	JB Hi-Fi, Ltd.	182,252	7,162,912
	Johns Lyng Group, Ltd.	414,722	973,995
	Jumbo Interactive, Ltd.	208,843	2,227,485
	Jupiter Mines, Ltd.	4,784,049	1,075,372
#*	Karoon Energy, Ltd.	3,390,788	2,587,233
#*	Kingsgate Consolidated, Ltd.	1,169,960	801,513
	Kogan.com, Ltd.	292,389	3,991,413
	Lednium Technology Pty, Ltd.	195,019	0
	Lifestyle Communities, Ltd.	132,875	1,274,002
	Link Administration Holdings, Ltd.	1,812,772	6,567,572
#*	Livetiles, Ltd.	344,818	54,661
#	Lovisa Holdings, Ltd.	152,650	1,235,760
#*	Lynas Rare Earths, Ltd.	5,868,035	21,318,752
	MACA, Ltd.	1,622,774	1,563,366
	Macmahon Holdings, Ltd.	5,344,671	1,080,190
*	Macquarie Telecom Group, Ltd.	1,458	56,196
*	Mayne Pharma Group, Ltd.	9,518,774	2,278,371
	McMillan Shakespeare, Ltd.	490,350	4,716,924
	McPherson's, Ltd.	653,702	682,629
*	Medusa Mining, Ltd.	475,939	284,102
#*	Mesoblast, Ltd.	1,561,474	2,808,592
#*	Metals X, Ltd.	3,565,919	462,448
#	Metcash, Ltd.	7,963,936	20,741,540

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Michael Hill International, Ltd.	1,490,263	$769,739
*	Millennium Minerals, Ltd.	1,065,474	0
	Mineral Resources, Ltd.	907,168	23,627,855
*	MMA Offshore, Ltd.	12,494,104	332,913
#	MNF Group, Ltd.	196,094	660,548
	Moelis Australia, Ltd.	76,325	253,007
	Monadelphous Group, Ltd.	566,488	5,570,833
	Monash IVF Group, Ltd.	1,738,681	998,978
#	Money3 Corp., Ltd.	926,438	1,924,933
*	Morning Star Gold NL	332,749	0
#	Mortgage Choice, Ltd.	792,577	809,293
	Motorcycle Holdings, Ltd.	19,615	38,326
	Mount Gibson Iron, Ltd.	3,756,776	2,426,275
#*	Myanmar Metals, Ltd.	494,858	31,965
#*	Myer Holdings, Ltd.	3,707,181	869,669
	MyState, Ltd.	534,849	2,123,994
*	Nanosonics, Ltd.	88,786	460,773
	Navigator Global Investments, Ltd.	864,297	1,353,431
#*	nearmap, Ltd.	1,938,623	3,138,979
#	Neometals, Ltd.	626,513	154,507
	Netwealth Group, Ltd.	406,590	5,336,173
#	New Energy Solar, Ltd.	201,504	140,657
#	New Hope Corp., Ltd.	2,234,532	2,284,147
*	NEXTDC, Ltd.	1,136,842	10,010,217
#	nib holdings, Ltd.	3,098,293	13,033,134
	Nick Scali, Ltd.	400,543	3,134,723
	Nickel Mines, Ltd.	602,916	578,867
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	17,036,475
	NRW Holdings, Ltd.	2,939,598	6,352,193
*	Nufarm, Ltd.	1,868,539	6,903,879
	Objective Corp., Ltd.	6,233	65,016
	OFX Group, Ltd.	1,813,799	1,653,094
#*	Oklo Resources, Ltd.	202,639	30,874
	OM Holdings, Ltd.	342,290	224,362
	Omni Bridgeway, Ltd.	2,382,146	7,148,499
#	oOh!media, Ltd.	3,082,993	3,708,452
	Ora Banda Mining, Ltd.	674,394	156,207
*	Orocobre, Ltd.	166,529	629,776
	Orora, Ltd.	6,339,374	12,105,697
	Over the Wire Holdings, Ltd.	16,080	45,326
	OZ Minerals, Ltd.	2,192,543	31,012,834
	Pacific Current Group, Ltd.	259,417	1,219,657
	Pacific Smiles Group, Ltd.	262,416	520,089
#	Pact Group Holdings, Ltd.	1,422,949	2,599,296
#*	Paladin Energy, Ltd.	1,235,586	252,331
*	Panoramic Resources, Ltd.	10,316,364	1,293,645
*	Pantoro, Ltd.	1,023,926	182,692
*	Peak Resources, Ltd.	224,220	17,064
	Peet, Ltd.	928,220	870,821
	Pendal Group, Ltd.	1,950,282	9,145,781
	People Infrastructure, Ltd.	40,407	105,442
	Perenti Global, Ltd.	4,835,224	4,768,882
	Perpetual, Ltd.	405,248	9,937,854
*	Perseus Mining, Ltd.	9,066,296	8,048,493
	Platinum Asset Management, Ltd.	2,013,396	6,348,956
*	Poseidon Nickel, Ltd.	643,832	37,267
	PPK Group, Ltd.	17,813	74,271
#*	Praemium, Ltd.	1,152,591	694,284
	Premier Investments, Ltd.	622,552	10,602,565

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Pro Medicus, Ltd.	300,101	$9,752,663
	Probiotec, Ltd.	7,178	12,513
	Propel Funeral Partners, Ltd.	58,013	132,848
	PSC Insurance Group, Ltd.	91,885	203,188
	PWR Holdings, Ltd.	208,570	713,587
	QANTM Intellectual Property, Ltd.	15,371	12,797
	Qube Holdings, Ltd.	669,320	1,450,338
*	Quickstep Holdings, Ltd.	134,452	9,320
	Ramelius Resources, Ltd.	4,758,357	5,514,717
*	ReadyTech Holdings, Ltd.	8,492	13,452
	Reckon, Ltd.	391,834	248,686
*	Red 5, Ltd.	5,917,824	960,314
*	Redbubble, Ltd.	126,785	643,057
	Redcape Hotel Group	111,772	78,378
	Regis Healthcare, Ltd.	863,552	1,191,386
	Regis Resources, Ltd.	3,239,807	8,905,327
#*	Reject Shop, Ltd. (The)	109,654	563,195
	Reliance Worldwide Corp., Ltd.	4,342,033	14,059,664
#	Resimac Group, Ltd.	12,006	20,576
#*	Resolute Mining, Ltd.	9,170,450	4,774,119
*	Retail Food Group, Ltd.	3,048,355	173,903
#	Rhipe, Ltd.	298,914	439,601
	Ridley Corp., Ltd.	1,862,695	1,276,835
*	RPMGlobal Holdings, Ltd.	220,542	215,194
*	Salmat, Ltd.	667,137	0
	Sandfire Resources, Ltd.	1,249,475	4,526,496
*	Saracen Mineral Holdings, Ltd.	2,486,405	9,144,733
	SeaLink Travel Group, Ltd.	409,842	2,017,147
#	Select Harvests, Ltd.	873,957	3,469,231
#*	Senex Energy, Ltd.	9,572,408	2,361,805
#	Servcorp, Ltd.	342,954	748,196
#	Service Stream, Ltd.	2,572,185	3,728,512
#*	Seven West Media, Ltd.	2,834,717	774,942
	SG Fleet Group, Ltd.	393,656	720,391
*	Sigma Healthcare, Ltd.	6,192,917	3,111,547
*	Silver Lake Resources, Ltd.	6,142,732	7,438,874
#*	Silver Mines, Ltd.	318,112	58,858
#	Sims, Ltd.	1,162,937	10,796,302
	SmartGroup Corp., Ltd.	674,100	3,612,911
*	SomnoMed, Ltd.	25,160	37,865
	Southern Cross Electrical Engineering, Ltd.	75,077	34,314
#*	Southern Cross Media Group, Ltd.	1,320,693	2,165,695
	Spark Infrastructure Group	11,558,934	19,369,548
#*	SpeedCast International, Ltd.	1,497,915	169,542
*	Spirit Technology Solutions, Ltd.	64,859	19,210
	SRG Global, Ltd.	330,321	113,080
	St Barbara, Ltd.	5,221,239	8,714,584
	Star Entertainment Grp, Ltd. (The)	3,693,648	9,661,003
	Steadfast Group, Ltd.	5,683,479	17,274,654
#*	Strike Energy, Ltd.	2,573,361	567,874
	Sunland Group, Ltd.	1,211,896	2,240,968
#	Super Retail Group, Ltd.	1,139,326	9,722,064
*	Superloop, Ltd.	762,929	550,848
*	Syrah Resources, Ltd.	2,676,718	2,035,298
#	Tassal Group, Ltd.	1,531,815	4,066,464
	Technology One, Ltd.	1,748,272	11,481,075
*	Temple & Webster Group, Ltd.	138,534	1,200,905
*	Tiger Resources, Ltd.	9,447,997	2,888
	Tribune Resources, Ltd.	14,725	68,544

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	United Malt Grp, Ltd.	1,771,214	$5,388,617
	Virgin Australia Holdings, Ltd.	7,648,897	0
	Virtus Health, Ltd.	553,707	2,421,815
	Vita Group, Ltd.	503,915	405,190
	Viva Energy Group, Ltd.	3,832,748	5,098,973
#*	Vmoto, Ltd.	267,457	104,545
*	Vocus Group, Ltd.	4,091,642	12,799,111
#*	Wagners Holding Co., Ltd.	122,838	172,648
#	Webjet, Ltd.	2,056,935	7,436,134
#	Western Areas, Ltd.	1,970,942	3,509,275
#*	Westgold Resources, Ltd.	2,414,524	4,302,228
#	Whitehaven Coal, Ltd.	4,887,744	5,546,495
*	WPP AUNZ, Ltd.	1,788,160	944,046
TOTAL AUSTRALIA			1,078,499,147
CHINA — (1.1%)
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	411,168
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,350,172
	K Wah International Holdings, Ltd.	1,588,000	748,260
	SITC International Holdings Co., Ltd.	6,142,000	14,079,887
	TK Group Holdings, Ltd.	1,482,000	549,767
TOTAL CHINA			20,139,254
HONG KONG — (19.9%)
*	Aceso Life Science Group, Ltd.	18,044,400	546,923
	Aeon Credit Service Asia Co., Ltd.	986,000	657,774
	Allied Group, Ltd.	13,104,000	5,474,246
	APAC Resources, Ltd.	3,766,513	641,821
#*	Apollo Future Mobility Group, Ltd.	8,436,000	608,641
#*	Applied Development Holdings, Ltd.	13,430,000	263,362
*	Arts Optical International Hldgs, Ltd.	614,000	62,575
	Asia Financial Holdings, Ltd.	2,404,908	1,196,288
*	Asia Standard Hotel Group, Ltd.	14,041,654	372,162
*	Asia Standard International Group, Ltd.	13,222,917	1,601,697
	Asiasec Properties, Ltd.	1,737,000	253,808
	ASM Pacific Technology, Ltd.	992,500	14,412,469
	Associated International Hotels, Ltd.	952,000	1,719,041
	Automated Systems Holdings, Ltd.	340,400	89,201
	Bel Global Resources Holdings, Ltd.	2,576,000	0
*	Best Food Holding Co., Ltd.	996,000	87,081
	Best Mart 360 Holdings, Ltd.	882,000	212,337
	BOC Aviation, Ltd.	292,000	2,377,991
	BOCOM International Holdings Co., Ltd.	943,000	152,924
	BOE Varitronix, Ltd.	3,807,293	1,863,569
	Bright Smart Securities & Commodities Group, Ltd.	4,584,000	1,223,215
	Brightoil Petroleum Holdings, Ltd.	9,034,000	327,768
	Build King Holdings, Ltd.	440,000	52,137
*	Burwill Holdings, Ltd.	37,300,960	63,986
	Cafe de Coral Holdings, Ltd.	3,090,000	6,344,007
#*	Cathay Pacific Airways, Ltd.	189,000	145,520
	Century City International Holdings, Ltd.	7,111,460	386,524
	CGN Mining Co., Ltd.	5,570,000	315,636
	Chen Hsong Holdings	1,296,000	437,310
	Cheuk Nang Holdings, Ltd.	771,714	300,283
	Chevalier International Holdings, Ltd.	820,989	1,059,179
*	China Baoli Technologies Holdings, Ltd.	1,147,500	2,620
*	China Best Group Holding, Ltd.	849,999	41,425
*	China Energy Development Holdings, Ltd.	59,474,000	819,070

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	China Motor Bus Co., Ltd.	71,600	$907,950
*	China Solar Energy Holdings, Ltd.	1,669,500	7,267
#*	China Star Entertainment, Ltd.	11,250,000	2,057,942
*	China Strategic Holdings, Ltd.	80,821,250	1,796,305
*	China Tonghai International Financial, Ltd.	1,300,000	30,249
	Chinese Estates Holdings, Ltd.	3,220,500	1,456,637
	Chinney Investments, Ltd.	1,180,000	262,390
#	Chong Hing Bank, Ltd.	244,000	298,267
	Chow Sang Sang Holdings International, Ltd.	2,417,000	2,899,072
	Chuang's China Investments, Ltd.	8,811,407	448,333
	Chuang's Consortium International, Ltd.	7,519,043	936,896
#	CK Life Sciences Intl Holdings, Inc.	18,634,000	2,084,297
#	CMBC Capital Holdings, Ltd.	17,640,000	254,649
	CNQC International Holdings, Ltd.	4,052,500	386,624
	CNT Group, Ltd.	7,979,264	408,133
#	Convenience Retail Asia, Ltd.	1,026,000	95,238
#*	Convoy Global Holdings, Ltd.	38,622,000	155,918
	Cowell e Holdings, Inc.	4,444,000	3,327,763
	Crystal International Group, Ltd.	38,000	11,347
#	CSI Properties, Ltd.	47,866,383	1,397,267
	Dah Sing Banking Group, Ltd.	3,977,516	3,948,608
	Dah Sing Financial Holdings, Ltd.	1,509,744	4,272,130
	Dickson Concepts International, Ltd.	1,620,500	764,045
*	Digital Domain Holdings, Ltd.	2,310,000	24,179
*	Dingyi Group Investment, Ltd.	300,000	3,910
	Dynamic Holdings, Ltd.	96,000	172,046
	Eagle Nice International Holdings, Ltd.	2,194,000	1,182,190
	EcoGreen International Group, Ltd.	1,994,641	334,109
*	Emperor Capital Group, Ltd.	32,205,000	589,179
	Emperor Entertainment Hotel, Ltd.	4,840,000	741,107
#	Emperor International Holdings, Ltd.	10,584,753	1,444,362
*	Emperor Watch & Jewellery, Ltd.	34,460,000	484,256
*	Energy International Investments Holdings, Ltd.	1,960,000	21,982
*	ENM Holdings, Ltd.	16,260,000	1,338,740
*	Esprit Holdings, Ltd.	12,911,350	1,514,363
*	Eternity Investment, Ltd.	820,000	21,177
	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	826,100	1,787,182
	Far East Consortium International, Ltd.	12,116,654	4,429,992
#*	FIH Mobile, Ltd.	26,034,000	4,082,767
	First Pacific Co., Ltd.	15,728,000	4,857,201
*	First Shanghai Investments, Ltd.	5,568,000	250,291
	Fosun Tourism Group	25,200	25,779
	Fountain SET Holdings, Ltd.	6,594,000	798,632
	Four Seas Mercantile Holdings, Ltd.	610,000	217,468
*	Freeman Fintech Corp, Ltd.	13,680,000	29,819
	FSE Services Group, Ltd.	91,000	40,438
	GDH Guangnan Holdings., Ltd.	2,083,600	181,977
*	Genting Hong Kong, Ltd.	2,702,000	95,710
	Get Nice Financial Group, Ltd.	2,438,600	279,032
	Giordano International, Ltd.	8,960,000	1,522,684
	Glorious Sun Enterprises, Ltd.	3,932,000	425,487
*	Gold Peak Industries Holdings, Ltd.	3,029,642	246,229
	Golden Resources Development International, Ltd.	4,082,500	315,516
#*	Gold-Finance Holdings, Ltd.	9,580,000	16,681
*	Good Resources Holdings, Ltd.	6,860,000	56,450
*	Goodbaby International Holdings, Ltd.	6,163,000	775,908
	Great Eagle Holdings, Ltd.	1,068,349	3,189,023
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	24,042

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Greentech Technology International, Ltd.	8,860,000	$122,026
*	G-Resources Group, Ltd.	220,722,600	1,222,689
	Guoco Group, Ltd.	2,000	24,295
	Guotai Junan International Holdings, Ltd.	31,755,797	5,021,506
	Haitong International Securities Group, Ltd.	21,115,400	5,862,057
	Hang Lung Group, Ltd.	2,564,000	6,484,717
	Hanison Construction Holdings, Ltd.	2,713,649	356,463
*	Hans Energy Co., Ltd.	352,000	17,711
#	Harbour Centre Development, Ltd.	935,500	871,276
	HKBN, Ltd.	3,773,500	5,458,950
	HKR International, Ltd.	7,149,369	2,900,796
	Hon Kwok Land Investment Co., Ltd.	388,800	136,528
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	791,363
	Hongkong & Shanghai Hotels, Ltd. (The)	3,648,489	3,157,921
	Hongkong Chinese, Ltd.	5,038,000	414,354
	Honma Golf, Ltd.	1,060,000	734,914
	Hop Hing Group Holdings, Ltd.	1,804,000	9,959
	Hsin Chong Group Holdings, Ltd.	10,243,403	86,669
	Hung Hing Printing Group, Ltd.	3,040,000	407,100
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,164,000	2,084,762
	Hypebeast, Ltd.	2,320,000	307,402
	Hysan Development Co., Ltd.	2,192,000	7,949,258
#*	I-CABLE Communications, Ltd.	4,080,000	32,517
*	Imagi International Holdings, Ltd.	2,220,984	309,318
	International Housewares Retail Co., Ltd.	2,042,000	651,890
	IPE Group, Ltd.	3,345,000	301,950
*	IRC, Ltd.	37,862,266	741,824
*	IT, Ltd.	5,060,532	1,840,166
#	ITC Properties Group, Ltd.	6,505,292	951,678
	Jacobson Pharma Corp., Ltd.	3,616,000	489,542
*	JBM Healthcare, Ltd.	452,000	65,294
	Johnson Electric Holdings, Ltd.	2,863,992	8,458,804
*	Kader Holdings Co., Ltd.	578,000	33,195
	Kam Hing International Holdings, Ltd.	1,586,000	87,895
	Karrie International Holdings, Ltd.	2,440,000	345,915
	Keck Seng Investments Hong Kong, Ltd.	912,600	365,773
	Kerry Logistics Network, Ltd.	4,063,500	8,666,063
	Kerry Properties, Ltd.	1,944,000	5,031,340
	Kingmaker Footwear Holdings, Ltd.	1,878,955	200,030
	Kowloon Development Co., Ltd.	3,133,000	3,488,425
*	Kwoon Chung Bus Holdings, Ltd.	44,000	12,287
*	Lai Sun Development Co., Ltd.	1,976,896	1,624,824
*	Lai Sun Garment International, Ltd.	665,530	551,765
	Lam Soon Hong Kong, Ltd.	325,310	614,443
*	Landing International Development, Ltd.	6,932,800	192,003
	Landsea Green Properties Co., Ltd.	3,016,000	224,828
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,960,750	494,801
*	Lifestyle International Holdings, Ltd.	3,713,000	2,639,344
	Lippo China Resources, Ltd.	17,982,000	259,368
	Lippo, Ltd.	1,161,700	344,407
	Liu Chong Hing Investment, Ltd.	1,531,200	1,396,857
	L'Occitane International SA	2,278,500	6,266,608
	Luk Fook Holdings International, Ltd.	3,704,000	8,023,845
	Luks Group Vietnam Holdings Co., Ltd.	76,913	12,670
	Lung Kee Bermuda Holdings	1,521,875	522,534
	Magnificent Hotel Investment, Ltd.	13,170,000	186,963
	Man Wah Holdings, Ltd.	8,976,400	19,797,947
*	Mason Group Holdings, Ltd.	111,713,399	402,014

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Master Glory Group, Ltd.	972,981	$6,124
	Matrix Holdings, Ltd.	1,067,414	309,922
	MECOM Power and Construction, Ltd.	1,716,000	1,075,693
	Melbourne Enterprises, Ltd.	39,500	814,503
	Melco International Development, Ltd.	2,383,000	4,158,111
#	MGM China Holdings, Ltd.	150,800	227,251
#*	MH Development, Ltd.	3,238,000	90,835
*	Midland Holdings, Ltd.	3,363,987	332,593
	Ming Fai International Holdings, Ltd.	1,728,000	159,042
	Miramar Hotel & Investment	1,144,000	2,101,319
	Modern Dental Group, Ltd.	2,865,000	483,342
	NagaCorp., Ltd.	546,000	619,902
#	Nameson Holdings, Ltd.	7,744,000	424,626
	Nanyang Holdings, Ltd.	133,500	723,942
	National Electronics Hldgs	2,668,600	353,904
*	National United Resources Holdings, Ltd.	18,280,000	62,715
*	Neo-Neon Holdings, Ltd.	2,315,500	144,717
#*	NewOcean Energy Holdings, Ltd.	7,510,000	647,611
#	Nissin Foods Co., Ltd.	904,000	772,692
	NWS Holdings, Ltd.	5,148,000	4,949,611
	Oriental Watch Holdings	2,669,120	865,881
*	Oshidori International Holdings, Ltd.	20,024,400	1,680,776
	Pacific Andes International Holdings, Ltd.	19,435,067	68,684
	Pacific Basin Shipping, Ltd.	33,421,000	5,799,639
*	Pacific Century Premium Developments, Ltd.	354,240	37,777
	Pacific Textiles Holdings, Ltd.	8,088,000	5,020,583
	Pak Fah Yeow International, Ltd.	5,000	1,114
	Paliburg Holdings, Ltd.	3,180,830	835,319
*	Paradise Entertainment, Ltd.	3,672,000	402,087
*	PC Partner Group, Ltd.	1,932,000	710,003
	PCCW, Ltd.	9,593,545	5,335,026
#	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	9,278
#	Pentamaster International, Ltd.	736,000	191,723
	Perfect Shape Medical, Ltd.	3,452,000	1,395,114
	Pico Far East Holdings, Ltd.	5,214,000	845,603
*	Planetree International Development, Ltd.	76,000	9,590
	Playmates Holdings, Ltd.	7,082,000	830,410
	Plover Bay Technologies, Ltd.	2,032,000	261,845
	Pokfulam Development Co., Ltd.	168,000	259,812
	Polytec Asset Holdings, Ltd.	21,978,136	4,189,956
*	PT International Development Co., Ltd.	8,345,150	220,438
	Public Financial Holdings, Ltd.	3,058,000	771,634
*	PYI Corp., Ltd.	4,005,194	154,471
	PYXIS Group, Ltd.	1,936,000	0
#	Regal Hotels International Holdings, Ltd.	2,953,800	1,067,300
	Regina Miracle International Holdings, Ltd.	1,983,000	587,658
*	Renco Holdings Group, Ltd.	103,000	2,749
#*	Sa Sa International Holdings, Ltd.	5,060,960	748,370
	Safety Godown Co., Ltd.	1,200,000	517,666
*	Samsonite International SA	5,346,000	7,687,108
	SAS Dragon Holdings, Ltd.	2,182,000	854,863
	SEA Holdings, Ltd.	1,711,523	1,842,125
#*	Shangri-La Asia, Ltd.	2,748,000	2,335,139
	Shenwan Hongyuan HK, Ltd.	4,316,250	570,258
	Shun Ho Property Investments, Ltd.	1,254,757	229,826
	Shun Tak Holdings, Ltd.	11,755,419	3,431,297
*	Sincere Watch Hong Kong, Ltd.	4,450,000	41,912
	Sing Pao Media Enterprises	250,511	0

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Sing Tao News Corp., Ltd.	1,974,000	$231,689
#	Singamas Container Holdings, Ltd.	9,506,000	696,614
	SmarTone Telecommunications Holdings, Ltd.	2,326,481	1,248,812
*	SOCAM Development, Ltd.	722,099	122,760
*	Solomon Systech International, Ltd.	10,960,000	509,685
	Soundwill Holdings, Ltd.	600,500	604,321
*	South China Holdings Co., Ltd.	17,774,502	274,002
	Stella International Holdings, Ltd.	2,620,000	3,098,320
*	Success Universe Group, Ltd.	1,392,000	21,216
*	Summit Ascent Holdings, Ltd.	7,556,000	827,212
	Sun Hung Kai & Co., Ltd.	5,271,429	2,157,405
	SUNeVision Holdings, Ltd.	2,464,000	2,227,947
	TAI Cheung Holdings, Ltd.	2,345,000	1,423,663
	Tai Sang Land Development, Ltd.	798,910	412,577
*	Talent Property Group, Ltd.	1,605,000	4,126
#	Tan Chong International, Ltd.	1,176,000	305,650
#	Tao Heung Holdings, Ltd.	1,396,000	142,023
	Television Broadcasts, Ltd.	2,383,900	2,309,671
*	Termbray Industries International Holdings, Ltd.	1,314,900	51,681
	Texwinca Holdings, Ltd.	5,140,000	1,012,136
*	Theme International Holdings, Ltd.	5,990,000	273,126
	Tian Teck Land, Ltd.	1,024,000	650,294
#*	TOM Group, Ltd.	532,000	44,474
#*	Town Health International Medical Group, Ltd.	5,606,115	93,276
	Tradelink Electronic Commerce, Ltd.	6,206,000	784,031
	Transport International Holdings, Ltd.	1,590,602	2,969,907
	Union Medical Healthcare, Ltd.	1,377,097	1,041,481
	United Laboratories International Holdings, Ltd. (The)	6,644,000	4,606,502
*	Universal Technologies Holdings, Ltd.	1,730,000	70,439
	Untrade CW Group Holdings	1,361,500	7,604
*	Up Energy Development Group, Ltd.	3,929,000	12,263
	Value Partners Group, Ltd.	5,237,000	3,459,553
#	Valuetronics Holdings, Ltd.	3,079,850	1,463,276
	Vanke Overseas Investment Holding Co., Ltd.	16,000	4,941
	Vedan International Holdings, Ltd.	3,576,000	322,884
	Vitasoy International Holdings, Ltd.	2,549,000	11,093,451
#	VPower Group International Holdings, Ltd.	1,815,000	557,009
	VSTECS Holdings, Ltd.	6,665,600	5,819,548
	VTech Holdings, Ltd.	1,438,200	11,497,417
	Wai Kee Holdings, Ltd.	7,038,738	3,439,690
	Wang On Group, Ltd.	41,740,000	305,985
*	Wealthking Investments, Ltd.	8,104,000	1,085,800
	Wing On Co. International, Ltd.	759,000	1,663,378
	Wing Tai Properties, Ltd.	2,187,331	1,102,977
*	YGM Trading, Ltd.	296,000	79,239
	YT Realty Group, Ltd.	3,450,008	867,769
	YTO Express Holdings, Ltd.	424,000	276,783
	Yue Yuen Industrial Holdings, Ltd.	2,152,500	4,682,382
*	Yunfeng Financial Group, Ltd.	612,000	238,993
	Zensun Enterprises, Ltd.	2,770,000	167,982
*	Zhaobangji Properties Holdings, Ltd.	856,000	103,556
*	Zhongzheng International Co., Ltd.	5,944,000	17,647
TOTAL HONG KONG			368,648,324
NEW ZEALAND — (7.0%)
#*	AFT Pharmaceuticals, Ltd.	3,642	13,370
*	Air New Zealand, Ltd.	275,554	312,927
#	Arvida Group, Ltd.	824,120	1,056,806
	Briscoe Group, Ltd.	23,531	88,730

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus, Ltd.	3,118,176	$18,857,430
	Colonial Motor Co., Ltd. (The)	144,588	899,493
#*	Comvita, Ltd.	44,950	103,158
	Delegat Group, Ltd.	2,191	22,793
#*	Eroad, Ltd.	24,092	86,129
*	Fletcher Building, Ltd.	459,102	2,040,659
	Freightways, Ltd.	984,862	7,752,834
#	Genesis Energy, Ltd.	1,925,333	5,400,241
#*	Gentrack Group, Ltd.	71,302	68,258
#	Hallenstein Glasson Holdings, Ltd.	326,057	1,651,992
	Heartland Group Holdings, Ltd.	2,009,671	2,670,164
	Infratil, Ltd.	3,887,656	20,001,274
	Investore Property, Ltd.	551,549	893,068
*	Kathmandu Holdings, Ltd.	2,598,560	2,396,368
	Mainfreight, Ltd.	284,087	13,708,717
	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	598,871
	Napier Port Holdings, Ltd.	4,374	10,556
#	NEW Zealand King Salmon Investments, Ltd.	63,420	69,720
*	New Zealand Refining Co., Ltd. (The)	965,490	324,504
#*	NZME, Ltd.	945,851	494,468
	NZX, Ltd.	1,445,482	2,124,202
	Oceania Healthcare, Ltd.	660,041	745,323
*	Pacific Edge, Ltd.	690,799	535,287
	PGG Wrightson, Ltd.	120,785	285,907
*	Plexure Group, Ltd.	27,580	22,435
	Port of Tauranga, Ltd.	133,467	719,292
*	Pushpay Holdings, Ltd.	3,118,973	3,674,433
*	Rakon, Ltd.	10,547	5,214
*	Restaurant Brands New Zealand, Ltd.	171,783	1,446,665
	Richina Pacific, Ltd.	274,180	0
#	Sanford, Ltd.	394,135	1,342,716
	Scales Corp., Ltd.	462,215	1,617,019
*	Scott Technology, Ltd.	47,518	79,969
*	Serko, Ltd.	77,482	316,061
	Skellerup Holdings, Ltd.	806,301	2,247,673
*	SKY Network Television, Ltd.	2,934,721	345,135
	SKYCITY Entertainment Group, Ltd.	5,101,527	11,115,129
*	Steel & Tube Holdings, Ltd.	575,667	372,274
	Summerset Group Holdings, Ltd.	1,378,955	11,984,087
*	Synlait Milk, Ltd.	449,820	1,533,708
#*	Tourism Holdings, Ltd.	712,961	1,146,902
*	TOWER, Ltd.	2,581,956	1,277,043
#	Trustpower, Ltd.	252,846	1,575,251
	Turners Automotive Group, Ltd.	66,610	155,104
	Vector, Ltd.	143,004	440,689
*	Vista Group International, Ltd.	458,004	488,267
*	Warehouse Group, Ltd. (The)	360,516	800,168
*	Z Energy, Ltd.	1,809,064	3,819,854
TOTAL NEW ZEALAND			129,738,337
SINGAPORE — (11.6%)
*	Abterra, Ltd.	230,320	1,266
	Accordia Golf Trust	5,267,200	84,456
	AEM Holdings, Ltd.	798,900	2,387,915
#	Amara Holdings, Ltd.	974,800	287,287
#	Ascendas India Trust	5,731,200	6,472,196
#	Avarga, Ltd.	2,722,000	612,346
#*	Banyan Tree Holdings, Ltd.	783,400	153,044
#	Best World International, Ltd.	2,911,550	554,080

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Bonvests Holdings, Ltd.	950,000	$654,559
	Boustead Singapore, Ltd.	2,320,982	1,546,968
	Bukit Sembawang Estates, Ltd.	1,236,103	3,745,181
	Bund Center Investment, Ltd.	659,825	278,290
#	Centurion Corp., Ltd.	1,405,100	379,171
	China Aviation Oil Singapore Corp., Ltd.	2,708,399	2,299,001
	China Sunsine Chemical Holdings, Ltd.	3,917,000	1,336,937
#	Chip Eng Seng Corp., Ltd.	3,894,900	1,243,805
	Chuan Hup Holdings, Ltd.	3,937,600	607,204
	Civmec, Ltd.	162,700	55,133
	ComfortDelGro Corp., Ltd.	10,328,200	12,255,275
#*	COSCO Shipping International Singapore Co., Ltd.	7,162,400	1,454,209
#*	Creative Technology, Ltd.	334,500	612,197
#	CSE Global, Ltd.	2,713,000	974,964
#	Del Monte Pacific, Ltd.	2,230,164	344,007
	Delfi, Ltd.	979,700	539,305
	DMX Technologies Group, Ltd.	2,096,000	0
#*	Ezion Holdings, Ltd.	9,845,878	60,036
#*	Ezra Holdings, Ltd.	8,161,986	12,657
#	Far East Orchard, Ltd.	1,249,303	1,007,343
	First Resources, Ltd.	5,615,400	6,549,398
#	First Sponsor Group, Ltd.	484,728	477,951
#	Food Empire Holdings, Ltd.	1,473,700	802,667
#	Fragrance Group, Ltd.	6,077,000	528,476
	Fraser and Neave, Ltd.	241,400	259,808
	Frasers Property, Ltd.	93,500	86,222
	Frencken Group, Ltd.	2,124,300	2,182,784
#	Fu Yu Corp., Ltd.	3,824,600	773,195
*	Gallant Venture, Ltd.	5,262,600	529,612
*	Geo Energy Resources, Ltd.	3,837,000	531,568
#	GK Goh Holdings, Ltd.	1,484,065	1,022,548
#*	GL, Ltd.	3,605,600	1,955,427
	Golden Agri-Resources, Ltd.	38,086,600	5,174,204
*	Golden Energy & Resources, Ltd.	603,700	72,928
*	GP Industries, Ltd.	1,990,209	792,636
	GuocoLand, Ltd.	1,932,314	2,273,250
#*	Halcyon Agri Corp., Ltd.	1,760,948	391,004
#	Hanwell Holdings, Ltd.	1,765,919	366,210
	Haw Par Corp., Ltd.	385,000	3,241,450
#	Hiap Hoe, Ltd.	498,000	237,950
	Hi-P International, Ltd.	1,001,600	1,495,531
	Ho Bee Land, Ltd.	1,656,200	2,963,761
#	Hong Fok Corp., Ltd.	3,566,294	1,867,024
	Hong Fok Land, Ltd.	1,210,000	0
	Hong Leong Asia, Ltd.	2,025,000	1,121,595
	Hong Leong Finance, Ltd.	1,002,000	1,826,059
	Hotel Grand Central, Ltd.	1,660,083	1,262,174
	Hour Glass, Ltd. (The)	1,879,432	1,128,269
	HRnetgroup, Ltd.	130,100	53,748
	Hutchison Port Holdings Trust	25,256,400	5,157,761
	Hwa Hong Corp., Ltd.	2,123,500	436,897
#*	Hyflux, Ltd.	3,707,700	618,508
	iFAST Corp., Ltd.	956,000	3,954,290
	IGG, Inc.	9,421,000	12,210,541
#*	Indofood Agri Resources, Ltd.	3,097,300	701,742
#	ISDN Holdings, Ltd.	374,200	183,724
	Japfa, Ltd.	3,244,210	2,116,134
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
#	k1 Ventures, Ltd.	1,005,220	0

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Keppel Infrastructure Trust	19,465,946	$8,117,244
	Koufu Group, Ltd.	172,700	86,361
	KSH Holdings, Ltd.	1,278,301	329,648
*	Lian Beng Group, Ltd.	2,957,600	1,018,929
#	Low Keng Huat Singapore, Ltd.	949,800	285,762
#*	Mandarin Oriental International, Ltd.	1,497,700	2,614,574
	Metro Holdings, Ltd.	3,069,792	1,710,413
	Mewah International, Inc.	89,000	22,019
	Micro-Mechanics Holdings, Ltd.	84,500	231,038
#*	Midas Holdings, Ltd.	8,905,453	241,340
#*	mm2 Asia, Ltd.	3,521,000	358,037
#	NetLink NBN Trust	4,193,100	3,008,069
#	NSL, Ltd.	409,900	226,607
#*	Oceanus Group, Ltd.	3,260,600	135,316
	OUE, Ltd.	2,207,800	1,893,408
#	Oxley Holdings, Ltd.	8,016,663	1,348,711
	Pan-United Corp., Ltd.	2,435,750	557,815
#	Penguin International, Ltd.	1,129,132	553,684
#	Q&M Dental Group Singapore, Ltd.	2,102,100	692,990
#	QAF, Ltd.	1,665,280	1,151,266
*	Raffles Education Corp., Ltd.	3,856,223	374,591
#	Raffles Medical Group, Ltd.	7,832,632	5,494,635
#	Riverstone Holdings, Ltd.	2,862,600	3,226,808
#	Roxy-Pacific Holdings, Ltd.	505,740	134,790
*	SATS, Ltd.	1,492,200	4,307,517
#	SBS Transit, Ltd.	855,500	1,896,540
	Sembcorp Industries, Ltd.	7,106,600	8,780,567
#*	Sembcorp Marine, Ltd.	44,540,812	4,833,537
	Sheng Siong Group, Ltd.	5,499,100	6,687,533
	SHS Holdings, Ltd.	2,175,300	259,980
#	SIA Engineering Co., Ltd.	2,031,100	2,885,700
#	SIIC Environment Holdings, Ltd.	5,890,920	801,478
	Sinarmas Land, Ltd.	7,118,700	1,181,922
	Sing Holdings, Ltd.	1,579,500	438,991
	Sing Investments & Finance, Ltd.	350,675	353,199
	Singapore Post, Ltd.	12,106,600	6,269,686
#	Singapore Press Holdings, Ltd.	7,633,400	6,754,036
	Singapore Reinsurance Corp., Ltd.	1,514,530	335,830
	Singapore Shipping Corp., Ltd.	1,640,700	308,486
#	Stamford Land Corp., Ltd.	3,297,700	854,036
	StarHub, Ltd.	5,997,300	5,765,286
	Straco Corp., Ltd.	130,000	52,984
	Straits Trading Co., Ltd.	54,500	90,431
#	Sunningdale Tech, Ltd.	1,295,460	1,587,254
#*	Swiber Holdings, Ltd.	2,895,250	44,462
#	Tuan Sing Holdings, Ltd.	5,503,116	1,296,136
#	UMS Holdings, Ltd.	2,839,175	2,756,141
	United Industrial Corp., Ltd.	141,069	248,241
	United Overseas Insurance, Ltd.	181,850	922,637
	UOB-Kay Hian Holdings, Ltd.	2,318,060	2,616,152
	Vicom, Ltd.	568,400	923,644
#	Wee Hur Holdings, Ltd.	2,769,000	414,199
	Wing Tai Holdings, Ltd.	4,165,367	5,939,822
	Yangzijiang Shipbuilding Holdings, Ltd.	8,286,100	6,119,351
#	Yeo Hiap Seng, Ltd.	223,731	129,353
TOTAL SINGAPORE			214,975,064
TOTAL COMMON STOCKS			1,812,000,126

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	$0
#*	First Sponsor Group, Ltd. Warrants 03/21/29	169,655	36,398
TOTAL SINGAPORE			36,398
TOTAL INVESTMENT SECURITIES (Cost $1,624,588,718)			1,812,036,524

			Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	3,680,821	42,590,779
TOTAL INVESTMENTS — (100.0%)
(Cost $1,667,173,056)^^			$1,854,627,303
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$557,690	$1,077,941,457	—	$1,078,499,147
China	—	20,139,254	—	20,139,254
Hong Kong	570,965	368,077,359	—	368,648,324
New Zealand	—	129,738,337	—	129,738,337
Singapore	—	214,975,064	—	214,975,064
Rights/Warrants
Singapore	—	36,398	—	36,398
Securities Lending Collateral	—	42,590,779	—	42,590,779
TOTAL	$1,128,655	$1,853,498,648	—	$1,854,627,303

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (2.6%)
*	4imprint Group P.L.C.	151,995	$4,965,036
*	Ascential P.L.C.	566,257	2,564,172
	Bloomsbury Publishing P.L.C.	248,899	1,039,095
*	Centaur Media P.L.C.	254,249	114,908
#	Cineworld Group P.L.C.	3,566,962	3,738,882
	Daily Mail & General Trust P.L.C., Class A	1,013,252	10,645,762
	Euromoney Institutional Investor P.L.C.	671,205	8,732,440
*	Frontier Developments P.L.C.	16,980	733,640
	Future P.L.C.	30,182	715,029
	Gamma Communications P.L.C.	71,850	1,576,477
#*	Hyve Group P.L.C.	1,257,101	1,750,909
*	Kin & Carta P.L.C.	615,086	1,205,750
*	Next Fifteen Communications Group P.L.C.	16,742	141,846
*	Reach P.L.C.	2,091,738	5,492,789
*	STV Group P.L.C.	4,918	22,859
	TalkTalk Telecom Group P.L.C.	3,363,045	4,495,601
TOTAL COMMUNICATION SERVICES			47,935,195
CONSUMER DISCRETIONARY — (19.3%)
	888 Holdings P.L.C.	1,859,531	7,676,230
*	AA P.L.C.	3,137,928	1,493,760
*	AO World P.L.C.	51,375	218,695
	Bellway P.L.C.	519,438	19,536,558
*	Card Factory P.L.C.	837,076	408,940
*	Coats Group P.L.C.	2,123,183	1,781,928
	Countryside Properties P.L.C.	2,813,575	16,562,489
*	Crest Nicholson Holdings P.L.C.	1,771,568	7,824,413
#	Debenhams P.L.C.	6,862,458	0
#*	DFS Furniture P.L.C.	1,175,613	3,457,980
#*	Dignity P.L.C.	201,819	1,586,111
*	Dixons Carphone P.L.C.	4,761,380	7,144,396
	Domino's Pizza Group P.L.C.	3,370,017	15,160,600
*	Dunelm Group P.L.C.	629,959	9,932,092
*	Frasers Group P.L.C.	1,417,210	8,261,119
	Fuller Smith & Turner P.L.C., Class A	145,156	1,600,726
	Games Workshop Group P.L.C.	194,756	27,482,059
	Gamesys Group P.L.C.	413,823	7,194,969
	GoCo Group P.L.C.	1,974,958	3,325,033
*	Greggs P.L.C.	617,131	17,486,189
*	Gym Group P.L.C. (The)	799,125	2,299,543
	Halfords Group P.L.C.	1,274,323	4,757,006
*	Headlam Group P.L.C.	474,212	2,543,627
	Henry Boot P.L.C.	520,199	1,934,535
	Hollywood Bowl Group P.L.C.	228,840	612,282
*	Hostelworld Group P.L.C.	154,128	157,312
*	Inchcape P.L.C.	2,472,981	22,413,544
*	J D Wetherspoon P.L.C.	502,787	7,912,435
*	Joules Group P.L.C.	3,586	7,819
*	Lookers P.L.C.	1,317,719	713,162
*	Marks & Spencer Group P.L.C.	6,255,546	12,082,026
*	Marston's P.L.C.	4,154,820	4,666,425
*	McCarthy & Stone P.L.C.	2,613,620	4,281,771
*	Mitchells & Butlers P.L.C.	1,462,456	5,954,926

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	MJ Gleeson P.L.C.	223,757	$2,209,621
	Moneysupermarket.com Group P.L.C.	3,293,217	12,011,969
*	Motorpoint group P.L.C.	48,046	190,699
	N Brown Group P.L.C.	1,015,767	857,920
*	On the Beach Group P.L.C.	804,538	3,625,200
*	Pendragon P.L.C.	3,678,849	701,305
	Pets at Home Group P.L.C.	3,218,903	17,647,450
*	Photo-Me International P.L.C.	1,345,982	864,335
*	Playtech P.L.C.	2,022,505	12,838,178
#*	PPHE Hotel Group, Ltd.	10,263	189,822
	Rank Group P.L.C.	956,436	1,630,464
*	Redrow P.L.C.	1,433,942	10,297,088
*	Restaurant Group P.L.C. (The)	492,085	458,712
*	Sportech P.L.C.	408,363	154,119
	SSP Group P.L.C.	2,708,721	10,714,244
*	Studio Retail Group P.L.C.	211,086	838,040
*	Superdry P.L.C.	245,155	696,511
*	Ted Baker P.L.C.	100,022	137,867
*	TEN Entertainment Group P.L.C.	5,930	16,685
#	Thomas Cook Group P.L.C.	6,366,734	0
*	TI Fluid Systems P.L.C.	109,288	379,800
*	Topps Tiles P.L.C.	738,803	663,854
#	TUI AG	288,839	1,385,888
	Vertu Motors P.L.C.	812,199	350,992
*	Vistry Group P.L.C.	989,957	11,400,657
*	Vitec Group P.L.C. (The)	208,551	2,728,242
	Vivo Energy P.L.C.	175,226	185,518
*	Watches of Switzerland Group P.L.C.	18,940	165,715
	WH Smith P.L.C.	637,672	13,315,520
*	William Hill P.L.C.	5,240,138	19,364,050
*	Young & Co's Brewery P.L.C., Class A	839	14,243
TOTAL CONSUMER DISCRETIONARY			354,505,408
CONSUMER STAPLES — (6.3%)
*	A.G. Barr P.L.C.	725,645	4,858,382
	Anglo-Eastern Plantations P.L.C.	118,624	984,826
#*	Bakkavor Group P.L.C.	102,612	116,913
	Britvic P.L.C.	1,585,438	16,134,266
*	C&C Group P.L.C.	484,565	1,528,682
	Carr's Group P.L.C.	349,511	645,240
	Cranswick P.L.C.	381,779	17,807,052
	Devro P.L.C.	1,090,025	2,551,943
	Fevertree Drinks P.L.C.	610,255	20,355,440
*	Greencore Group P.L.C.	3,440,003	5,464,813
	Hilton Food Group P.L.C.	275,615	3,787,583
	McBride P.L.C.	844,303	911,596
*	Naked Wines P.L.C.	221,368	2,174,153
	Nichols P.L.C.	2,884	51,325
*	Premier Foods P.L.C.	4,304,508	5,512,824
	PZ Cussons P.L.C.	1,705,648	5,776,619
	Stock Spirits Group P.L.C.	1,154,463	4,294,732
	Tate & Lyle P.L.C.	2,442,033	23,000,592
TOTAL CONSUMER STAPLES			115,956,981
ENERGY — (2.0%)
#	Afren P.L.C.	5,446,344	0
	Cairn Energy P.L.C.	3,196,867	7,886,450
	Diversified Gas & Oil P.L.C.	560,469	882,270

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
*	EnQuest P.L.C.	9,297,484	$1,567,693
#	Genel Energy P.L.C.	785,321	1,588,242
*	Gulf Keystone Petroleum, Ltd.	1,305,543	2,386,328
	Hunting P.L.C.	849,527	2,320,726
#*	Hurricane Energy P.L.C.	1,417,074	49,125
*	John Wood Group P.L.C.	3,598,973	14,377,005
*	Lamprell P.L.C.	1,216,240	1,115,773
#*	Petrofac, Ltd.	838,017	1,362,541
*	Pharos Energy P.L.C.	741,774	194,305
#*	Premier Oil P.L.C.	5,196,268	1,341,758
*	Rockhopper Exploration P.L.C.	217,956	23,233
	Serica Energy P.L.C.	36,778	59,067
#*	Tullow Oil P.L.C.	6,337,215	2,209,773
TOTAL ENERGY			37,364,289
FINANCIALS — (13.8%)
	AJ Bell P.L.C.	14,458	85,014
*	Allied Minds P.L.C.	148,232	56,841
*	Arrow Global Group P.L.C.	940,076	2,691,295
#	Ashmore Group P.L.C.	2,148,411	13,237,501
*	Bank of Georgia Group P.L.C.	261,039	4,094,638
	Beazley P.L.C.	2,964,842	12,619,233
	Brewin Dolphin Holdings P.L.C.	2,110,552	8,491,027
*	Burford Capital, Ltd.	702,282	5,948,007
	Charles Stanley Group P.L.C.	124,654	503,849
	Chesnara P.L.C.	842,577	3,219,517
	City of London Investment Group P.L.C.	5,500	35,082
	Close Brothers Group P.L.C.	965,466	18,606,943
	CMC Markets P.L.C.	727,392	4,003,133
*	Georgia Capital P.L.C.	39,517	272,355
*	Hiscox, Ltd.	1,204,089	15,358,126
	IG Group Holdings P.L.C.	2,418,397	24,783,858
	Impax Asset Management Group P.L.C.	8,787	96,177
	IntegraFin Holdings P.L.C.	40,026	299,445
*	International Personal Finance P.L.C.	782,328	857,777
	Investec P.L.C.	863,879	2,236,010
*	IP Group P.L.C.	4,008,316	5,198,157
	Jupiter Fund Management P.L.C.	2,905,722	11,376,212
*	Just Group P.L.C.	6,494,276	6,774,025
	Lancashire Holdings, Ltd.	1,430,682	13,312,929
	Liontrust Asset Management P.L.C.	42,739	748,209
	Man Group P.L.C.	9,633,505	19,231,530
	Numis Corp. P.L.C.	252,760	1,139,539
*	OSB Group P.L.C.	684,217	3,843,668
	Paragon Banking Group P.L.C.	1,954,677	12,112,480
	Plus500, Ltd.	533,955	9,796,129
	Polar Capital Holdings P.L.C.	65,374	573,762
*	Provident Financial P.L.C.	1,000,551	3,347,361
	Quilter P.L.C.	10,292,590	21,803,204
	Rathbone Brothers P.L.C.	323,270	7,095,542
	River & Mercantile Group P.L.C.	10,512	32,788
	S&U P.L.C.	23,756	671,972
	Sabre Insurance Group P.L.C.	88,381	306,808
#*	Saga P.L.C.	388,561	1,307,942
	Sanne Group P.L.C.	20,968	158,534
*	TBC Bank Group P.L.C.	21,540	357,543
	TP ICAP P.L.C.	3,173,568	9,675,159
#*	Virgin Money UK P.L.C.	4,146,169	7,308,694

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Waterloo Investment Holdings, Ltd	4,000	$0
TOTAL FINANCIALS			253,668,015
HEALTH CARE — (3.4%)
	Advanced Medical Solutions Group P.L.C	115,390	358,805
	Alliance Pharma P.L.C.	1,549,355	1,838,196
	CareTech Holdings P.L.C.	255,053	1,704,160
#*	Circassia Group P.L.C.	202,629	68,120
	Clinigen Group P.L.C.	189,395	1,974,656
	ConvaTec Group P.L.C.	1,246,391	3,410,147
*	CVS Group P.L.C.	366,703	7,672,990
	EKF Diagnostics Holdings P.L.C.	43,005	40,221
	EMIS Group P.L.C.	273,584	4,328,680
	Genus P.L.C.	8,494	570,566
*	Indivior P.L.C.	3,144,193	5,895,667
	Integrated Diagnostics Holdings P.L.C.	1,304,188	1,401,934
	Mediclinic International P.L.C.	2,438,263	9,641,590
*	PureTech Health P.L.C.	49,377	269,173
*	Spire Healthcare Group P.L.C.	1,733,464	3,832,939
	UDG Healthcare P.L.C.	1,115,754	12,440,648
*	Vectura Group P.L.C.	4,085,018	6,526,804
TOTAL HEALTH CARE			61,975,296
INDUSTRIALS — (31.7%)
	Aggreko P.L.C.	1,481,487	11,750,504
	Air Partner P.L.C.	253,425	235,434
	Avon Rubber P.L.C.	206,020	8,708,240
#*	Babcock International Group P.L.C.	2,966,254	9,431,357
*	Balfour Beatty P.L.C.	4,538,052	16,710,614
#	Begbies Traynor Group P.L.C.	44,955	70,564
*	Biffa P.L.C.	1,196,429	3,749,227
	Bodycote P.L.C.	1,262,487	12,099,987
*	Braemar Shipping Services P.L.C.	91,109	236,082
	Chemring Group P.L.C.	1,806,230	7,299,842
	Clarkson P.L.C.	191,385	6,536,748
	Clipper Logistics P.L.C.	198,686	1,458,929
*	Costain Group P.L.C.	237,261	187,131
#*	De La Rue P.L.C.	449,522	1,016,732
*	Dialight P.L.C.	89,929	307,690
	Diploma P.L.C.	705,362	22,288,460
	DiscoverIE Group P.L.C.	498,854	4,621,953
	Electrocomponents P.L.C.	2,149,087	25,738,053
*	Firstgroup P.L.C.	7,402,970	7,247,404
*	G4S P.L.C.	9,287,044	32,962,620
*	Galliford Try Holdings P.L.C.	463,722	776,921
*	Go-Ahead Group P.L.C. (The)	276,719	3,723,150
	Goodwin P.L.C.	383	16,231
	Grafton Group P.L.C.	1,582,491	18,684,930
*	Hays P.L.C.	9,080,700	17,378,318
*	Howden Joinery Group P.L.C.	1,093,841	10,029,332
	IMI P.L.C.	1,740,984	29,629,112
	Industrial and Commercial Holding Group, Ltd.	5,000	0
#	Interserve P.L.C.	629,566	0
	James Fisher & Sons P.L.C.	316,172	4,314,053
	James Halstead P.L.C.	4,536	30,673
*	JET2 P.L.C.	403,306	7,260,292
	John Laing Group P.L.C.	2,506,978	10,832,439
#*	John Menzies P.L.C.	380,804	1,081,945

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#*	Johnson Service Group P.L.C.	198,324	$359,131
	JTC P.L.C.	6,063	50,443
	Keller Group P.L.C.	487,477	5,058,743
#*	Kier Group P.L.C.	773,329	815,077
	Luceco P.L.C.	249,615	888,104
*	Mears Group P.L.C.	680,650	1,427,576
*	Meggitt P.L.C.	2,868,877	15,513,749
*	Mitie Group P.L.C.	6,831,237	4,477,130
	Morgan Advanced Materials P.L.C.	1,867,655	7,445,660
	Morgan Sindall Group P.L.C.	240,008	4,859,771
*	National Express Group P.L.C.	2,738,577	9,360,370
*	Norcros P.L.C.	131,163	379,923
*	Pagegroup P.L.C.	2,063,842	12,677,630
	PayPoint P.L.C.	409,596	3,481,607
*	Polypipe Group P.L.C.	1,415,830	9,938,089
	Porvair P.L.C.	18,060	137,024
	QinetiQ Group P.L.C.	3,785,278	15,545,215
	Redde Northgate P.L.C.	1,996,988	6,686,191
	Renew Holdings P.L.C.	27,213	194,355
*	Renewi P.L.C.	5,268,325	2,878,083
	Ricardo P.L.C.	291,046	1,551,199
	Robert Walters P.L.C.	392,744	2,964,859
	Rotork P.L.C.	5,397,898	23,938,972
*	Royal Mail P.L.C.	5,277,907	29,157,539
*	RPS Group P.L.C.	940,773	940,087
	RWS Holdings P.L.C.	641,629	5,154,139
*	Senior P.L.C.	2,283,856	2,972,908
*	Serco Group P.L.C.	1,035,024	1,653,398
	Severfield P.L.C.	1,090,941	1,045,752
*	SIG P.L.C.	4,812,384	1,899,800
*	Signature Aviation P.L.C.	5,426,792	30,488,809
	Smart Metering Systems P.L.C.	424,453	3,970,241
*	Speedy Hire P.L.C.	3,123,066	2,863,369
	Stagecoach Group P.L.C.	2,510,475	2,537,446
*	SThree P.L.C.	766,760	3,375,670
#*	Stobart Group, Ltd.	1,517,493	727,412
	T Clarke P.L.C.	64,142	80,665
*	Travis Perkins P.L.C.	1,545,039	28,432,344
	Trifast P.L.C.	524,611	1,004,534
*	Tyman P.L.C.	935,887	4,434,058
	Ultra Electronics Holdings P.L.C.	578,037	15,747,848
	Vesuvius P.L.C.	1,467,384	9,980,470
	Volex P.L.C.	341,719	1,511,357
*	Volution Group P.L.C.	383,473	1,529,813
	Vp P.L.C.	156,511	1,707,118
*	Weir Group P.L.C (The)	616,254	15,921,541
*	Wilmington P.L.C.	334,384	735,458
	Wincanton P.L.C.	636,980	2,520,803
	XP Power, Ltd.	101,307	6,938,479
TOTAL INDUSTRIALS			584,374,926
INFORMATION TECHNOLOGY — (6.9%)
*	Capita P.L.C.	7,411,267	3,533,875
	Computacenter P.L.C.	542,204	17,357,288
	dotdigital group P.L.C.	12,793	31,054
*	Equiniti Group P.L.C.	2,329,628	3,709,686
	FDM Group Holdings P.L.C.	380,571	5,204,793
*	First Derivatives P.L.C.	11,801	485,808
*	IDOX P.L.C.	79,223	57,614

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	iomart Group P.L.C.	182,629	$796,686
*	IQE P.L.C.	425,178	461,883
	Kainos Group P.L.C.	377,423	6,401,013
	Learning Technologies Group P.L.C.	77,035	173,502
*	Micro Focus International P.L.C.	568,873	3,430,726
#	NCC Group P.L.C.	1,631,205	5,502,260
*	Oxford Instruments P.L.C.	350,444	9,463,756
*	Renishaw P.L.C.	127,470	10,442,746
*	RM P.L.C.	351,353	1,056,751
	Softcat P.L.C.	755,673	15,560,261
	Spectris P.L.C.	649,656	26,915,542
	Spirent Communications P.L.C.	3,988,309	12,980,301
	Strix Group P.L.C.	181,909	568,048
*	Telit Communications P.L.C.	87,109	244,401
	Trellus Health , Ltd.	1,632	0
*	TT Electronics P.L.C.	1,031,860	2,885,141
*	Xaar P.L.C.	205,542	379,710
TOTAL INFORMATION TECHNOLOGY			127,642,845
MATERIALS — (7.0%)
*	Accsys Technologies P.L.C.	9,505	18,247
	Anglo Pacific Group P.L.C.	1,065,073	1,838,237
	Castings P.L.C.	165,113	858,342
	Centamin P.L.C.	7,735,785	12,106,858
	Central Asia Metals P.L.C.	507,903	1,521,983
*	Elementis P.L.C.	2,934,605	4,422,356
*	Essentra P.L.C.	1,625,038	6,404,061
	Ferrexpo P.L.C.	1,920,094	7,403,622
#*	Forterra P.L.C.	1,374,279	4,879,772
*	Gem Diamonds, Ltd.	384,962	252,278
	Hill & Smith Holdings P.L.C.	536,254	9,898,644
	Hochschild Mining P.L.C.	1,698,439	5,336,711
*	Ibstock P.L.C.	2,582,634	7,281,788
	KAZ Minerals P.L.C.	1,557,504	15,404,502
*	Marshalls P.L.C.	1,419,950	12,604,772
	Pan African Resources P.L.C.	182,451	56,257
#*	Petropavlovsk P.L.C.	838,033	331,279
	Rhi Magnesita NV	106,971	5,671,783
*	Scapa Group P.L.C.	89,332	266,689
#*	SolGold P.L.C.	386,507	152,613
	Synthomer P.L.C.	2,272,816	13,357,564
	Victrex P.L.C.	567,196	18,132,107
	Zotefoams P.L.C.	98,053	557,411
TOTAL MATERIALS			128,757,876
REAL ESTATE — (3.9%)
	CLS Holdings P.L.C.	684,455	2,005,632
*	Foxtons Group P.L.C.	1,144,633	801,483
	Grainger P.L.C.	4,445,647	16,164,240
	Helical P.L.C.	783,105	4,055,894
*	IWG P.L.C.	4,022,124	17,191,219
*	LSL Property Services P.L.C.	414,920	1,335,723
*	Purplebricks Group P.L.C.	65,365	83,297
*	Raven Property Group, Ltd.	871,934	323,841
*	Savills P.L.C.	960,490	13,793,662
	St. Modwen Properties P.L.C.	2,692,487	14,261,954
*	U & I Group P.L.C.	729,169	866,821

The United Kingdom Small Company Series
CONTINUED
	Shares	Value»
REAL ESTATE — (Continued)
# Watkin Jones P.L.C.	521,040	$1,396,600
TOTAL REAL ESTATE		72,280,366
UTILITIES — (1.5%)
* Centrica P.L.C.	12,213,519	8,630,811
ContourGlobal P.L.C.	19,528	53,342
Drax Group P.L.C.	2,382,905	12,167,933
Telecom Plus P.L.C.	413,592	7,366,729
TOTAL UTILITIES		28,218,815
TOTAL COMMON STOCKS Cost ($1,591,656,604)		1,812,680,012

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	2,474,128	28,628,135
TOTAL INVESTMENTS — (100.0%)
(Cost $1,620,277,812)^^			$1,841,308,147
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$47,935,195	—	$47,935,195
Consumer Discretionary	$713,162	353,792,246	—	354,505,408
Consumer Staples	—	115,956,981	—	115,956,981
Energy	—	37,364,289	—	37,364,289
Financials	3,843,668	249,824,347	—	253,668,015
Health Care	—	61,975,296	—	61,975,296
Industrials	—	584,374,926	—	584,374,926
Information Technology	—	127,642,845	—	127,642,845
Materials	—	128,757,876	—	128,757,876
Real Estate	—	72,280,366	—	72,280,366
Utilities	—	28,218,815	—	28,218,815
Securities Lending Collateral	—	28,628,135	—	28,628,135
TOTAL	$4,556,830	$1,836,751,317	—	$1,841,308,147

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.1%)
AUSTRIA — (3.8%)
#	Agrana Beteiligungs AG	83,141	$1,767,689
	ANDRITZ AG	477,958	22,705,539
#	AT&S Austria Technologie & Systemtechnik AG	181,572	5,775,615
	Atrium European Real Estate, Ltd.	1,024,565	3,290,630
*	BAWAG Group AG	20,798	904,250
	CA Immobilien Anlagen AG	497,492	21,425,984
#*	DO & CO AG	47,356	3,236,525
	EVN AG	235,387	5,499,777
	Fabasoft AG	509	27,799
#*	FACC AG	144,102	1,769,480
*	Flughafen Wien AG	30,811	1,054,740
*	IMMOFINANZ AG	670,468	14,163,293
	Josef Manner & Co. AG	870	107,707
*	Kapsch TrafficCom AG	31,772	605,731
#*	Lenzing AG	87,183	11,210,005
	Mayr Melnhof Karton AG	56,619	11,244,709
	Oberbank AG	32,436	3,337,746
#	Oesterreichische Post AG	242,639	10,261,429
	Palfinger AG	98,449	3,505,392
#*	POLYTEC Holding AG	102,244	1,057,931
#*	Porr AG	74,767	1,257,253
*	Raiffeisen Bank International AG	150,909	2,950,043
#	Rosenbauer International AG	21,100	1,011,267
	S IMMO AG	346,922	7,476,477
#*	S&T AG	335,113	8,795,024
	Schoeller-Bleckmann Oilfield Equipment AG	68,314	2,564,483
*	Semperit AG Holding	69,672	2,187,836
	Strabag SE	107,575	3,707,581
	Telekom Austria AG	1,099,338	8,367,197
	UBM Development AG	21,002	893,787
	UNIQA Insurance Group AG	993,126	7,693,206
	Vienna Insurance Group AG Wiener Versicherung Gruppe	303,240	7,763,117
	voestalpine AG	640,995	23,394,646
	Wienerberger AG	617,965	20,987,316
	Zumtobel Group AG	171,945	1,417,602
TOTAL AUSTRIA			223,418,806
BELGIUM — (3.5%)
	Ackermans & van Haaren NV	171,330	26,186,493
*	AGFA-Gevaert NV	1,318,062	6,104,405
	Atenor	22,537	1,535,635
	Banque Nationale de Belgique	87	188,737
	Barco NV	456,527	8,819,443
	Bekaert SA	249,535	8,583,276
#*	Biocartis Group NV	227,423	1,242,115
*	bpost SA	618,441	7,316,681
#*	Celyad Oncology SA	42,190	339,792
#*	Cie d'Entreprises CFE	49,587	5,032,423
*	Deceuninck NV	435,935	1,253,589
	D'ieteren SA	194,540	15,338,156
	Econocom Group SA	727,792	2,248,433
#	Elia Group SA	132,252	15,916,068
	Etablissements Franz Colruyt NV	1,697	104,682
	Euronav NV	1,353,879	10,849,028
*	EVS Broadcast Equipment SA	69,287	1,285,337

The Continental Small Company Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#*	Exmar NV	145,690	$515,759
	Fagron	291,162	7,199,692
	Gimv NV	110,540	6,589,332
#	Immobel SA	22,042	1,709,528
#	Ion Beam Applications	125,553	2,184,843
*	Jensen-Group NV	20,961	596,502
#*	Kinepolis Group NV	92,310	3,776,108
#	Lotus Bakeries NV	1,758	8,355,070
#*	MDxHealth	69,016	82,904
	Melexis NV	111,148	12,424,944
#*	Ontex Group NV	410,460	4,654,958
	Orange Belgium SA	184,054	4,964,606
#*	Oxurion NV	128,049	400,501
#	Picanol	26,368	2,222,952
	Proximus SADP	193,630	4,080,401
	Recticel SA	272,024	3,924,845
	Resilux	5,788	1,028,099
*	Roularta Media Group NV	19,318	310,532
	Shurgard Self Storage SA	7,293	320,990
*	Sioen Industries NV	57,436	1,564,994
#*	Sipef NV	36,491	2,030,615
	Telenet Group Holding NV	181,801	7,746,380
	TER Beke SA	3,565	471,332
*	Tessenderlo Group SA	208,770	8,907,609
	Van de Velde NV	38,938	1,029,394
	VGP NV	2,509	411,231
	Viohalco SA	498,361	2,078,194
TOTAL BELGIUM			201,926,608
DENMARK — (5.1%)
*	ALK-Abello A.S.	43,541	17,024,720
	Alm Brand A.S.	554,009	6,194,769
#*	Bang & Olufsen A.S.	614,019	2,973,776
*	BankNordik P/F	10,800	265,542
*	Bavarian Nordic A.S.	284,799	10,150,404
*	Better Collective A/S	1,691	39,917
*	Brodrene Hartmann A.S.	16,148	1,287,971
	cBrain A/S	625	20,267
	Chemometec A/S	197	16,322
*	Columbus A.S.	430,058	859,342
	D/S Norden A.S.	193,229	3,449,933
*	Dfds A.S.	288,567	12,791,561
	Djurslands Bank A.S.	8,970	427,620
*	Drilling Co. of 1972 A.S. (The)	65,213	1,785,395
*	FLSmidth & Co. A.S.	250,483	8,754,704
#	Fluegger Group A.S.	4,198	498,374
*	GronlandsBANKEN A.S.	1,125	110,021
	H Lundbeck A.S.	325	11,563
*	H+H International A.S., Class B	111,938	2,669,086
*	Harboes Bryggeri A.S., Class B	9,576	106,740
*	ISS A.S.	521,164	8,950,562
*	Jeudan A.S.	38,740	1,586,906
*	Jyske Bank A.S.	431,986	16,146,661
	Lan & Spar Bank	4,981	393,578
*	Matas A.S.	239,471	2,969,286
*	Netcompany Group A.S.	12,638	1,178,986
*	Nilfisk Holding A.S.	153,943	3,410,337
*	NKT A.S.	269,569	11,045,920
	NNIT A.S.	69,757	1,198,649

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Pandora A.S.	203,919	$19,622,379
*	Parken Sport & Entertainment A.S.	22,148	250,746
	Per Aarsleff Holding A.S.	131,712	6,087,709
	Ringkjoebing Landbobank A.S.	192,088	16,874,495
#*	Roblon A.S., Class B	973	28,483
	Rockwool International A.S., Class A	730	255,988
	Rockwool International A.S., Class B	17,609	6,643,025
	Royal Unibrew A.S.	327,792	32,358,060
	RTX A.S.	54,444	1,808,542
	Scandinavian Tobacco Group A.S., Class A	388,052	7,025,759
	Schouw & Co., A.S.	89,926	9,048,252
	SimCorp A.S.	260,025	33,656,114
	Solar A.S., Class B	38,054	2,483,752
*	Spar Nord Bank A.S.	596,853	5,440,747
*	Sydbank A.S.	471,338	9,793,203
#*	Tivoli A.S.	9,878	1,129,432
	Topdanmark A.S.	437,897	20,219,433
#	TORM P.L.C.	189,104	1,334,641
#	United International Enterprises, Ltd.	10,336	2,418,547
#*	Vestjysk Bank A.S.	1,931,528	831,956
#*	Zealand Pharma A.S.	183,481	5,863,223
TOTAL DENMARK			299,493,398
FINLAND — (6.5%)
	Ahlstrom-Munksjo Oyj	199,960	4,318,732
	Aktia Bank Oyj	324,379	3,749,188
#	Alandsbanken Abp, Class B	20,869	541,843
	Alma Media Oyj	129,772	1,422,468
#	Altia Oyj	12,029	158,432
	Apetit Oyj	19,668	276,926
	Aspo Oyj	103,690	1,073,258
	Atria Oyj	89,419	1,118,116
#*	BasWare Oyj	51,269	2,438,318
#*	Bittium Oyj	204,447	1,629,155
	Cargotec Oyj, Class B	284,301	12,350,174
*	Caverion Oyj	646,986	4,655,117
#	Citycon Oyj	477,252	4,675,800
	Digia Oyj	75,945	691,592
	Enento Group Oyj	1,406	53,914
#*	Finnair Oyj	4,731,016	3,574,203
	Fiskars Oyj Abp	211,905	3,980,269
*	F-Secure Oyj	647,558	3,039,700
*	Glaston Oyj ABP	9,217	8,677
	Harvia Oyj	664	18,911
*	HKScan Oyj, Class A	247,021	649,633
	Huhtamaki Oyj	652,963	32,018,457
	Ilkka-Yhtyma Oyj	58,887	307,926
	Kamux Corp.	2,121	35,144
	Kemira Oyj	734,431	12,431,720
	Kesko Oyj, Class A	7,008	170,338
	Kesko Oyj, Class B	281,214	7,302,174
	Kojamo Oyj	205,926	4,388,452
	Konecranes Oyj	464,401	16,886,354
	Lassila & Tikanoja Oyj	209,178	3,643,513
#*	Lehto Group Oyj	159,853	240,083
*	Marimekko Oyj	247	13,968
	Metsa Board Oyj	1,300,465	13,977,580
	Metso Outotec Oyj	3,649,081	36,410,688
	Neles Oyj	667,333	8,589,394

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nokian Renkaat Oyj	561,685	$20,566,158
	Olvi Oyj, Class A	95,688	5,106,676
	Oriola Oyj, Class A	6,054	16,380
	Oriola Oyj, Class B	880,807	2,164,937
	Orion Oyj, Class A	143,951	6,662,941
	Orion Oyj, Class B	515,971	23,673,522
#*	Outokumpu Oyj	2,215,229	10,314,238
*	Pihlajalinna Oyj	77,064	925,773
#	Ponsse Oyj	71,199	2,752,091
*	QT Group Oyj	56,327	4,663,269
	Raisio Oyj, Class V	947,762	4,077,823
*	Rapala VMC Oyj	113,078	694,080
#	Raute Oyj, Class A	2,644	71,460
	Revenio Group Oyj	129,671	7,902,495
	Sanoma Oyj	730,928	13,998,308
	Teleste Oyj	52,966	329,265
	Terveystalo Oyj	22,034	282,282
	TietoEVRY Oyj	439,754	14,449,512
	Tikkurila Oyj	240,104	9,567,453
	Tokmanni Group Corp.	313,447	6,067,635
	Uponor Oyj	387,896	9,114,857
	Vaisala Oyj, Class A	120,241	5,781,343
	Valmet Oyj	889,683	28,481,253
#*	Viking Line Abp	7,869	150,812
	Wartsila Oyj Abp	731,015	7,165,512
#	YIT Oyj	1,240,508	7,373,657
TOTAL FINLAND			379,193,949
FRANCE — (9.2%)
	ABC arbitrage	83,788	752,658
#*	Akka Technologies	78,596	2,188,518
	AKWEL	61,489	1,576,514
	Albioma SA	191,797	9,754,383
	ALD SA	21,119	289,647
	Altamir	136,094	3,302,509
*	Alten SA	164,730	17,344,290
#*	Amplitude Surgical SAS	19,526	49,376
	Assystem SA	60,928	1,977,360
	Aubay	41,374	1,849,060
*	Axway Software SA	38,973	1,137,685
	Bastide le Confort Medical	18,680	1,185,344
	Beneteau SA	236,902	3,233,416
*	Bigben Interactive	94,289	2,213,477
	Boiron SA	37,981	1,577,589
	Bonduelle SCA	93,424	2,298,990
#	Bourbon Corp.	28,851	0
	Burelle SA	1,134	1,210,054
#*	Casino Guichard Perrachon SA	271,603	9,212,310
#*	Catering International Services	14,124	164,147
#*	Cegedim SA	32,518	928,154
*	CGG SA	4,324,536	4,360,008
#	Chargeurs SA	123,532	2,768,536
	Cie des Alpes	68,915	1,453,928
	Cie Plastic Omnium SA	397,771	15,587,488
*	Coface SA	666,148	6,553,156
*	Derichebourg SA	674,728	4,560,776
	Electricite de Strasbourg SA	21,112	2,956,834
	Elior Group SA	582,641	3,670,760
*	Elis SA	1,122,246	16,902,489

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Eramet SA	50,163	$2,695,719
*	Erytech Pharma SA	3,609	37,148
*	Esso SA Francaise	6,184	87,129
#*	Etablissements Maurel et Prom SA	294,902	591,630
#	Eutelsat Communications SA	1,232,764	14,680,859
*	Exel Industries, Class A	10,459	837,895
*	Faurecia SE	247,884	12,972,076
	Fleury Michon SA	5,329	160,371
*	Fnac Darty SA	121,981	6,856,950
*	Gaumont SA	11,000	1,520,358
	Gaztransport Et Technigaz SA	130,815	11,915,779
#	GEA	2,433	309,826
#*	GL Events	58,364	579,900
*	Groupe Crit	22,187	1,712,694
	Groupe Gorge SA	4,320	79,468
*	Groupe SFPI	21,754	46,242
	Guerbet	38,504	1,556,701
	Haulotte Group SA	73,020	533,687
*	HEXAOM	15,908	686,644
*	ID Logistics Group	14,640	3,988,522
#	Imerys SA	208,694	9,854,266
#*	Innate Pharma SA	15,558	66,559
	IPSOS	248,613	7,946,711
#	Jacquet Metals SA	87,314	1,519,622
*	JCDecaux SA	148,477	2,884,784
	Kaufman & Broad SA	122,744	5,623,323
#*	Korian SA	466,206	17,225,675
#*	Lagardere SCA	603,838	14,035,764
	Laurent-Perrier	13,890	1,250,090
	Lectra	166,120	4,737,812
#	Linedata Services	14,505	527,753
*	LISI	114,546	2,619,852
	LNA Sante SA	33,206	1,985,620
*	Maisons du Monde SA	280,214	4,896,924
	Manitou BF SA	66,010	2,195,157
	Manutan International	15,102	1,421,919
*	Mersen SA	115,668	3,531,416
#*	METabolic EXplorer SA	142,767	489,132
*	Metropole Television SA	242,637	4,122,330
#*	Neoen SA	3,523	248,398
*	Nexans SA	213,387	15,870,626
	Nexity SA	297,674	13,409,395
#*	Nicox	145,865	768,456
*	NRJ Group	85,587	647,237
#*	Oeneo SA	128,172	1,730,547
*	OL Groupe SA	10,735	25,688
#*	Onxeo SA	88,887	71,375
#*	Onxeo SA	48,958	39,689
	Pharmagest Interactive	436	60,669
*	Pierre Et Vacances SA	17,333	222,105
*	Plastivaloire	14,341	121,913
	Quadient SA	216,626	4,728,997
#*	Rallye SA	42,476	328,337
#*	Recylex SA	102,008	85,788
*	Rexel SA	2,073,563	31,553,073
	Robertet SA	2,749	3,179,425
*	Rothschild & Co.	114,096	3,894,493
	Rubis SCA	510,543	23,108,086
	Samse SA	7,930	1,491,667

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Savencia SA	33,976	$2,473,240
*	SCOR SE	199,105	6,054,501
#	Seche Environnement SA	18,630	959,317
	SES SA	960,895	8,190,926
#	Societe BIC SA	174,241	9,944,671
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	56,151	4,157,249
*	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	97,842
	Societe pour l'Informatique Industrielle	41,811	1,070,187
*	SOITEC	131,953	26,527,349
#*	Solocal Group	681,417	2,186,412
	Somfy SA	94,423	16,379,581
*	Sopra Steria Group	108,873	18,061,309
*	SPIE SA	839,574	18,539,242
*	SRP Groupe SA	56,827	187,360
	Stef SA	25,714	2,337,334
	Sword Group	33,570	1,391,522
*	Synergie SE	67,143	2,563,012
*	Tarkett SA	210,214	3,754,384
*	Television Francaise 1	427,799	3,708,308
	TFF Group	8,999	310,760
	Thermador Groupe	37,127	3,286,226
	Tikehau Capital SCA	10,480	284,699
	Total Gabon	3,883	625,688
	Trigano SA	53,337	9,377,873
*	Union Financiere de France BQE SA	18,515	471,438
#*	Vallourec SA	49,247	1,457,141
*	Valneva SE	69,195	793,441
	Vetoquinol SA	16,496	1,724,871
	Vicat SA	126,485	5,441,073
	VIEL & Cie SA	156,945	1,044,094
	Vilmorin & Cie SA	35,656	2,206,996
*	Virbac SA	21,378	5,564,418
*	Vranken-Pommery Monopole SA	16,787	284,082
*	Xilam Animation S.A.	197	11,057
*	XPO Logistics Europe SADIR	33	11,210
TOTAL FRANCE			532,908,540
GERMANY — (14.8%)
	1&1 Drillisch AG	195,276	4,739,622
	7C Solarparken AG	25,153	134,655
*	Aareal Bank AG	462,545	10,537,316
*	ADLER Group SA	333,586	10,052,586
*	ADVA Optical Networking SE	355,643	3,891,457
*	AIXTRON SE	484,849	9,061,960
	All for One Group SE	4,222	306,921
#	Allgeier SE	46,117	1,217,755
*	Amadeus Fire AG	3,121	426,807
	Atoss Software AG	4,974	1,122,708
	Aurubis AG	290,148	22,361,032
	Basler AG	30,321	3,115,573
#*	Bauer AG	71,621	1,048,157
	BayWa AG	105,190	4,130,697
	BayWa AG	124	5,562
#	Bechtle AG	7,240	1,534,175
	Bertrandt AG	36,691	1,921,880
	bet-at-home.com AG	20,016	923,493
*	Bijou Brigitte AG	22,688	609,554
	Bilfinger SE	193,165	6,539,633
#*	Borussia Dortmund GmbH & Co. KGaA	530,026	3,301,773

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	CANCOM SE	203,056	$12,028,008
*	CECONOMY AG	1,044,271	6,713,741
*	CENIT AG	54,144	891,230
	Cewe Stiftung & Co. KGAA	43,389	5,818,945
*	Commerzbank AG	2,402,275	15,871,762
	CompuGroup Medical SE & Co. KgaA	185,429	18,293,826
#*	Corestate Capital Holding SA	77,099	1,390,996
	CropEnergies AG	177,529	2,689,809
#*	CTS Eventim AG & Co. KGaA	376,588	22,218,348
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	675,771
	Dermapharm Holding SE	12,727	895,867
	Deutsche Beteiligungs AG	92,778	4,053,691
#*	Deutsche EuroShop AG	320,657	6,860,094
*	Deutsche Pfandbriefbank AG	1,030,684	10,116,254
*	Deutz AG	1,015,496	6,589,574
	DIC Asset AG	384,623	6,485,364
	DMG Mori AG	12,442	628,151
#	Dr Hoenle AG	35,520	2,263,348
	Draegerwerk AG & Co. KGaA	20,476	1,693,193
#	Duerr AG	407,164	16,527,445
#	Eckert & Ziegler Strahlen- und Medizintechnik AG	103,812	6,907,096
*	EDAG Engineering Group AG	51,353	587,453
	Elmos Semiconductor SE	34,207	1,361,031
#*	ElringKlinger AG	186,329	3,505,762
	Energiekontor AG	2,624	171,197
#*	Evotec SE	49,457	1,944,134
*	Ferratum Oyj	39,731	283,780
*	Fielmann AG	118,208	10,256,425
	First Sensor AG	31,411	1,569,367
	FORTEC Elektronik AG	372	8,204
*	Francotyp-Postalia Holding AG, Class A	55,619	214,095
*	Fraport AG Frankfurt Airport Services Worldwide	66,888	3,623,737
	Freenet AG	930,432	19,427,224
	Fuchs Petrolub SE	105,057	4,687,868
	GEA Group AG	847,030	29,266,488
	Gerresheimer AG	242,136	25,762,613
	Gesco AG	55,404	1,355,681
#	GFT Technologies SE	123,639	1,815,742
	Grand City Properties SA	803,479	19,957,222
*	H&R GmbH & Co. KGaA	71,674	522,000
	Hamburger Hafen und Logistik AG	188,498	4,067,268
	Hawesko Holding AG	52	2,822
*	Heidelberger Druckmaschinen AG	1,691,945	2,680,940
*	Hella GmbH & Co KGaA	241,744	14,737,961
*	Highlight Communications AG	98,406	487,443
#	Hochtief AG	5,191	482,655
#*	HolidayCheck Group AG	216,960	506,828
	Hornbach Baumarkt AG	51,444	2,168,545
	Hornbach Holding AG & Co. KGaA	39,996	3,783,810
	Hugo Boss AG	382,229	13,605,241
*	Hypoport SE	2,743	1,865,757
	Indus Holding AG	134,558	5,453,347
*	Instone Real Estate Group AG	1,800	45,662
	IVU Traffic Technologies AG	50,948	1,099,319
#	Jenoptik AG	383,317	13,292,486
*	JOST Werke AG	5,660	286,903
	K+S AG	1,185,372	13,378,314
*	Kloeckner & Co. SE	463,926	4,243,651
#*	Koenig & Bauer AG	93,035	2,869,534

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Krones AG	113,425	$9,388,551
	KSB SE & Co. KGaA	3,326	1,159,759
	KWS Saat SE & Co., KGaA	80,774	7,066,077
	Lanxess AG	597,294	44,997,258
#	Leifheit AG	60,321	3,169,019
#*	Leoni AG	190,766	2,738,006
#	LPKF Laser & Electronics AG	88,339	2,953,219
#*	Manz AG	28,275	1,742,763
*	Mediclin AG	88,966	407,387
#*	Medigene AG	116,971	634,083
	METRO AG	553,216	6,455,442
	MLP SE	382,783	2,711,888
#*	Nagarro SE	46,117	4,219,781
	New Work SE	20,199	5,592,590
	Nexus AG	87,937	5,665,034
*	Nordex SE	508,398	14,392,851
	Norma Group SE	231,101	11,525,001
*	OHB SE	37,995	1,814,044
	Patrizia AG	349,841	10,657,929
#	Pfeiffer Vacuum Technology AG	48,322	10,515,814
	PNE AG	493,007	4,638,349
*	Progress-Werk Oberkirch AG	8,558	228,716
*	ProSiebenSat.1 Media SE	1,254,182	22,663,786
	PSI Software AG	50,850	1,717,033
*	PVA TePla AG	661	16,546
	q.beyond AG	768,941	1,618,050
*	R Stahl AG	14,952	453,331
	Rheinmetall AG	313,337	33,085,660
*	RTL Group SA	62,405	3,569,554
*	SAF-Holland SE	320,332	4,456,218
*	Salzgitter AG	262,490	6,824,542
#*	Schaltbau Holding AG	33,065	1,242,139
	Schloss Wachenheim AG	8,017	146,923
#	Secunet Security Networks AG	6,313	2,148,059
#*	SGL Carbon SE	298,485	2,254,555
#	Siltronic AG	146,283	24,930,082
*	Sixt SE	95,154	11,056,513
*	SMA Solar Technology AG	69,928	5,100,423
#*	SMT Scharf AG	11,942	131,719
#*	SNP Schneider-Neureither & Partner SE	2,373	171,764
	Softing AG	14,914	94,382
	Software AG	359,622	14,581,541
	Stabilus SA	173,972	13,021,931
	STRATEC SE	24,591	4,047,953
	Stroeer SE & Co. KGaA	198,823	17,915,557
	Suedzucker AG	522,404	7,613,832
*	SUESS MicroTec SE	134,313	3,706,958
*	Surteco Group SE	46,502	1,364,089
*	Syzygy AG	2,030	14,447
	TAG Immobilien AG	954,559	29,311,372
*	Takkt AG	209,522	2,632,574
*	Technotrans SE	46,673	1,430,569
#*	Tele Columbus AG	327,138	1,279,809
#*	Thyssenkrupp AG	406,253	4,710,272
	Traffic Systems SE	36,351	1,591,439
*	va-Q-tec AG	869	33,623
	VERBIO Vereinigte BioEnergie AG	157,195	7,962,227
*	Vossloh AG	66,029	3,453,620
	Wacker Chemie AG	58,566	8,476,125

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Wacker Neuson SE	218,897	$4,392,196
*	Washtec AG	77,520	4,600,392
	Wuestenrot & Wuerttembergische AG	113,328	2,323,026
	Zeal Network SE	53,361	2,682,312
*	zooplus AG	2,352	544,599
TOTAL GERMANY			860,019,641
GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	0
	Babis Vovos International Construction SA	21,073	0
*	Neorion Holdings SA	14,991	0
TOTAL GREECE			0
IRELAND — (0.6%)
*	AIB Group P.L.C.	538,900	958,257
*	Bank of Ireland Group P.L.C.	4,403,638	16,358,950
*	Cairn Homes P.L.C	1,670,803	1,919,381
*	COSMO Pharmaceuticals NV	114	10,408
#*	Datalex P.L.C.	107,125	69,835
*	FBD Holdings P.L.C.	125,459	1,120,328
*	FBD Holdings P.L.C.	17,353	148,826
	Glanbia P.L.C.	346,148	4,271,153
	Glanbia P.L.C.	700,613	8,609,194
*	Irish Continental Group P.L.C.	586,653	2,730,174
*	Irish Continental Group P.L.C.	234,200	1,069,060
*	Permanent TSB Group Holdings P.L.C.	229,967	222,002
TOTAL IRELAND			37,487,568
ISRAEL — (3.2%)
	Adgar Investment and Development, Ltd.	39,391	70,743
#*	Afcon Holdings, Ltd.	3,064	133,604
*	AFI Properties, Ltd.	109,219	3,973,958
	Africa Israel Residences, Ltd.	2,237	96,304
#*	Airport City, Ltd.	287,717	4,125,949
	Albaad Massuot Yitzhak, Ltd.	2,031	57,565
*	Allot, Ltd.	188,324	2,386,920
#*	Alrov Properties and Lodgings, Ltd.	49,397	1,905,627
	Arad, Ltd.	18,409	269,092
	Ashtrom Group, Ltd.	222,875	4,208,789
#	Atreyu Capital Markets, Ltd.	2,819	43,870
	AudioCodes, Ltd.	95,216	2,842,995
#*	Avgol Industries 1953, Ltd.	468,925	459,468
#*	Azorim-Investment Development & Construction Co., Ltd.	511,227	1,495,750
*	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	465,424
*	Big Shopping Centers, Ltd.	33,343	3,559,685
	Blue Square Real Estate, Ltd.	36,428	2,262,966
*	Brack Capital Properties NV	18,347	1,594,415
#*	Brainsway, Ltd.	54,222	225,571
#*	Camtek, Ltd.	113,800	2,661,095
	Carasso Motors, Ltd.	127,286	532,375
*	Cellcom Israel, Ltd.	495,333	2,028,224
#*	Ceragon Networks, Ltd.	266,244	1,184,786
*	Clal Insurance Enterprises Holdings, Ltd.	308,932	4,558,573
#*	Compugen, Ltd.	141,570	1,661,396
	Danel Adir Yeoshua, Ltd.	21,947	3,272,707
	Delek Automotive Systems, Ltd.	226,353	2,243,100
#*	Delek Group, Ltd.	7,609	232,377
	Delta-Galil Industries, Ltd.	70,358	1,651,528

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Dor Alon Energy in Israel 1988, Ltd.	15,057	$347,086
	Duniec Brothers, Ltd.	304	9,672
*	El Al Israel Airlines	886,334	174,939
	Electra Consumer Products 1970, Ltd.	53,953	2,085,657
#	Electra Real Estate, Ltd.	24,849	192,002
	Electra, Ltd.	12,063	6,339,170
*	Ellomay Capital, Ltd.	291	9,189
#*	Enlight Renewable Energy, Ltd.	2,350,621	4,362,324
#*	Equital, Ltd.	117,510	2,859,785
#	FMS Enterprises Migun, Ltd.	19,186	487,239
	Formula Systems 1985, Ltd.	62,881	5,499,396
	Fox Wizel, Ltd.	57,376	5,264,687
#	Gev-Yam Land Corp., Ltd.	667,282	5,314,829
	Gilat Satellite Networks, Ltd.	225,761	2,702,176
#*	Hadera Paper, Ltd.	21,885	1,167,320
#*	Hamlet Israel-Canada, Ltd.	32,585	602,823
*	Harel Insurance Investments & Financial Services, Ltd.	867,528	7,398,937
#	Hilan, Ltd.	100,860	4,622,910
#	IDI Insurance Co., Ltd.	44,734	1,349,996
*	IES Holdings, Ltd.	322	19,498
	Inrom Construction Industries, Ltd.	359,755	1,638,903
	Isracard, Ltd.	3,448	13,009
#	Israel Canada T.R, Ltd.	131,507	355,999
#	Israel Land Development - Urban Renewal, Ltd.	41,747	468,815
#	Isras Investment Co., Ltd.	5,655	1,137,590
*	Issta Lines, Ltd.	12,135	182,243
*	Kamada, Ltd.	212,977	1,401,951
	Kenon Holdings, Ltd.	124,381	3,375,888
	Kerur Holdings, Ltd.	31,762	820,446
	Klil Industries, Ltd.	5,696	528,706
#	Magic Software Enterprises, Ltd.	133,913	2,207,024
	Malam - Team, Ltd.	372	99,362
	Matrix IT, Ltd.	221,443	4,771,044
#	Maytronics, Ltd.	285,819	4,959,841
	Mediterranean Towers, Ltd.	407,515	1,142,911
#	Mega Or Holdings, Ltd.	81,523	2,378,000
#*	Mehadrin, Ltd.	3,072	123,249
	Meitav Dash Investments, Ltd.	125,156	682,044
*	Menora Mivtachim Holdings, Ltd.	183,680	3,046,080
*	Migdal Insurance & Financial Holdings, Ltd.	2,542,729	2,804,444
#*	Minrav Holdings, Ltd.	263	45,507
	Mivne Real Estate KD, Ltd.	698,650	1,663,815
*	Mivtach Shamir Holdings, Ltd.	24,697	830,345
	Mizrahi Tefahot Bank, Ltd.	1	24
*	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,092,187
	Nawi Brothers, Ltd.	116,369	597,213
	Neto ME Holdings, Ltd.	9,545	396,196
*	Nova Measuring Instruments, Ltd.	169,832	12,390,481
	NR Spuntech Industries, Ltd.	76,176	228,847
*	Oil Refineries, Ltd.	9,609,294	1,914,127
#	One Software Technologies, Ltd.	2,082	247,285
*	OPC Energy, Ltd.	57,888	638,649
#*	Partner Communications Co., Ltd.	806,477	3,864,738
#	Paz Oil Co., Ltd.	60,870	5,983,157
*	Perion Network, Ltd.	31,361	452,224
*	Phoenix Holdings, Ltd. (The)	595,683	4,678,055
#	Plasson Industries, Ltd.	20,585	1,075,922
*	Pluristem Therapeutics, Inc.	3,536	25,108
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	3,377,653

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Scope Metals Group, Ltd.	47,147	$983,353
#*	Shikun & Binui, Ltd.	654,594	3,744,410
	Shufersal, Ltd.	426,039	3,543,308
	Summit Real Estate Holdings, Ltd.	215,385	2,972,367
*	Suny Cellular Communication, Ltd.	473,129	165,077
#	Tadiran Holdings, Ltd.	15,407	1,405,962
	YH Dimri Construction & Development, Ltd.	10,575	449,537
TOTAL ISRAEL			185,917,587
ITALY — (7.9%)
	A2A SpA	9,873,712	16,011,027
	ACEA SpA	377,888	7,476,854
#*	Aeffe SpA	198,906	245,860
#*	Amplifon SpA	116,100	4,602,038
	Anima Holding SpA	2,104,654	9,772,433
*	Aquafil SpA	77,554	402,929
*	Arnoldo Mondadori Editore SpA	904,095	1,487,760
	Ascopiave SpA	474,229	2,060,235
#*	Autogrill SpA	871,040	4,610,099
*	Autostrade Meridionali SpA	3,917	86,685
*	Avio SpA	104,775	1,512,408
	Azimut Holding SpA	742,592	15,603,735
*	B&C Speakers SpA	19,155	225,585
#*	Banca Carige SpA	148,414	50,430
*	Banca Farmafactoring SpA	754,049	4,149,782
*	Banca Generali SpA	362,225	11,230,972
*	Banca IFIS SpA	151,590	1,536,492
*	Banca Mediolanum SpA	105,933	839,439
*	Banca Monte dei Paschi di Siena SpA	213,039	266,059
*	Banca Popolare di Sondrio SCPA	2,843,111	6,976,538
#*	Banca Profilo SpA	1,711,765	444,738
#*	Banca Sistema SpA	379,814	755,559
#*	Banco BPM SpA	10,026,255	21,942,891
*	Banco di Desio e della Brianza SpA	238,796	702,523
	BasicNet SpA	68,694	328,591
	Be Shaping The Future SpA	533,191	874,146
*	Biesse SpA	58,060	1,366,550
#*	BPER Banca	6,140,387	11,280,686
*	Brunello Cucinelli SpA	234,739	9,396,527
#	Buzzi Unicem SpA	566,127	13,928,651
*	Cairo Communication SpA	229,086	319,359
	Carel Industries SpA	6,786	140,263
*	Carraro SpA	102,068	188,964
	Cementir Holding NV	333,699	2,741,682
*	Cerved Group SpA	1,348,374	11,513,625
*	CIR SpA-Compagnie Industriali	5,326,857	2,972,346
*	Credito Emiliano SpA	539,334	2,772,893
*	Credito Valtellinese SpA	391,012	5,448,803
*	d'Amico International Shipping SA	1,821,713	199,796
	Danieli & C Officine Meccaniche SpA	36,955	461,897
	Danieli & C Officine Meccaniche SpA	102,606	2,026,050
	Datalogic SpA	5,030	87,442
	De' Longhi SpA	387,895	13,921,028
	DeA Capital SpA	679,797	982,825
*	Elica SpA	166,709	585,443
*	Emak SpA	388,913	562,379
	Enav SpA	483,667	2,049,748
	ERG SpA	375,194	11,440,610
*	Esprinet SpA	221,349	2,540,480

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	Eurotech SpA	216,751	$1,273,823
	Falck Renewables SpA	25,343	195,173
#	Fiera Milano SpA	107,924	319,970
#*	Fila SpA	142,640	1,457,708
#*	Fincantieri SpA	3,504,948	2,192,497
#	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	917,706
#*	Freni Brembo SpA	1,042,640	14,173,464
*	Gefran SpA	35,925	256,901
#*	Geox SpA	494,420	461,998
	Gruppo MutuiOnline SpA	164,315	6,406,819
#*	Guala Closures SpA	56,729	567,756
	Hera SpA	4,939,246	17,255,565
*	Illimity Bank SpA	139,513	1,494,351
*	IMMSI SpA	992,938	473,761
#*	Intek Group SpA	1,885,608	781,070
	Interpump Group SpA	311,620	13,976,170
	Iren SpA	4,259,847	10,498,820
	Italgas SpA	3,402,703	20,408,228
	Italmobiliare SpA	76,176	2,532,581
*	IVS Group SA	58,424	367,082
#*	Juventus Football Club SpA	2,997,765	2,790,152
	La Doria SpA	87,297	1,414,650
#	Leonardo SpA	996,204	6,902,347
	LU-VE SpA	5,064	86,400
#*	Maire Tecnimont SpA	977,846	2,230,786
#*	Mariella Burani Fashion Group S.p.A.	22,744	0
*	Mediaset SpA	3,709,525	9,597,707
*	Mediobanca Banca di Credito Finanziario SpA	246,920	2,197,407
#*	Mondo TV SpA	38,811	57,057
	Openjobmetis SpA agenzia per il lavoro	63,025	574,596
#*	OVS SpA	1,107,354	1,368,645
	Piaggio & C SpA	1,243,896	4,409,758
#*	Pirelli & C SpA	2,304,139	11,999,562
#*	Prima Industrie SpA	32,067	552,179
	Prysmian SpA	483,310	15,569,378
	RAI Way SpA	581,655	3,587,719
	Reno de Medici SpA	1,173,753	1,426,239
	Reply SpA	147,531	18,046,904
#*	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	599,873
	Sabaf SpA	49,948	999,213
#*	Safilo Group SpA	233,748	253,647
	Saipem SpA	3,688,367	9,664,506
*	Salvatore Ferragamo SpA	1,395	27,134
#*	Saras SpA	3,470,844	2,277,446
	Servizi Italia SpA	62,874	170,886
*	Sesa SpA	50,391	5,913,028
#*	Societa Cattolica di Assicurazioni SC	779,964	3,642,595
*	Sogefi SpA	332,859	458,937
	SOL SpA	162,544	2,886,416
	Tamburi Investment Partners SpA	801,679	6,441,583
*	Technogym SpA	631,612	6,451,693
	Tenaris SA	297,746	2,299,067
*	Tinexta S.p.A.	122,766	2,900,684
#*	Tiscali SpA	2,577,711	85,881
*	Tod's SpA	60,475	1,893,276
*	TXT e-solutions SpA	43,931	379,747
#*	Unieuro SpA	66,937	1,060,084
*	Unipol Gruppo SpA	3,109,522	13,643,253

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	UnipolSai Assicurazioni SpA	303,493	$768,769
#	Webuild SpA	1,282,257	1,901,156
	Wiit SpA	58	10,649
	Zignago Vetro SpA	181,037	2,940,653
TOTAL ITALY			457,616,960
NETHERLANDS — (7.0%)
	Aalberts NV	691,302	31,207,795
*	Accell Group NV	144,227	5,108,671
*	AFC Ajax NV	13,955	269,101
	AMG Advanced Metallurgical Group NV	184,488	5,842,425
	Amsterdam Commodities NV	119,479	2,958,318
	APERAM SA	341,294	14,772,592
*	Arcadis NV	526,518	18,459,910
	ASR Nederland NV	873,857	33,874,330
*	Avantium N.V.	1,640	11,624
*	Basic-Fit NV	181,929	6,230,893
	BE Semiconductor Industries NV	476,805	32,782,058
*	Beter Bed Holding NV	10,924	75,066
*	Boskalis Westminster	600,774	16,878,090
*	Brunel International NV	155,477	1,505,698
	Corbion NV	416,939	24,349,036
	Euronext NV	223,445	24,064,300
	Flow Traders	223,910	8,579,378
	ForFarmers NV	214,677	1,381,708
#*	Fugro NV	478,984	5,016,988
*	GrandVision NV	173,216	5,144,757
*	Heijmans NV	146,628	1,797,657
*	Hunter Douglas NV	25,613	2,009,690
	IMCD NV	357,089	44,316,191
#*	Intertrust NV	466,539	7,172,943
*	Kendrion NV	96,440	2,255,147
*	Koninklijke BAM Groep NV	1,732,479	3,414,907
*	Lucas Bols NV	23,064	271,454
	Nedap N.V.	33,400	1,987,148
*	OCI NV	327,478	6,794,324
	Ordina NV	625,125	2,182,150
*	PostNL NV	3,372,376	13,902,728
	SBM Offshore NV	1,193,312	20,483,040
*	SIF Holding NV	34,182	737,268
*	Signify NV	780,137	37,225,061
*	Sligro Food Group NV	166,461	3,698,586
#	SNS NV	705,718	0
	TKH Group NV	267,721	12,644,381
*	TomTom NV	483,754	5,626,917
*	Van Lanschot Kempen NV	76,871	1,912,086
TOTAL NETHERLANDS			406,944,416
NORWAY — (2.3%)
	ABG Sundal Collier Holding ASA	2,446,501	1,830,089
	AF Gruppen ASA	68,590	1,327,565
*	Akastor ASA	850,628	612,885
#*	Aker Solutions ASA	1,819,261	3,106,210
#	American Shipping Co. ASA	236,690	791,684
*	ArcticZymes Technologies ASA	6,045	41,760
#	Arendals Fossekompani A.S.	2,250	50,116
*	Asetek A/S	2,229	28,604
	Atea ASA	529,509	8,056,583

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	Atlantic Sapphire ASA	15,193	$250,372
	Austevoll Seafood ASA	437,677	4,358,778
#	Avance Gas Holding, Ltd.	393,737	1,654,773
*	Axactor SE	698,332	692,078
*	B2Holding ASA	1,390,160	1,153,788
	Bonheur ASA	146,347	3,803,908
#*	Borr Drilling Ltd.	65,386	59,477
	Borregaard ASA	725,237	13,273,266
	Bouvet ASA	145	10,701
#*	BW Energy, Ltd.	205,065	572,087
	BW LPG, Ltd.	662,186	4,325,097
	BW Offshore, Ltd.	759,145	2,955,008
*	Crayon Group Holding ASA	1,718	23,810
#*	DNO ASA	3,329,878	2,612,762
	Elkem ASA	24,828	75,428
	Europris ASA	1,186,781	6,571,514
	Fjordkraft Holding ASA	2,390	20,300
	FLEX LNG, Ltd.	193,381	1,541,123
#	Frontline, Ltd.	521,533	3,013,510
	Golden Ocean Group, Ltd.	179,433	841,927
#*	Grieg Seafood ASA	346,230	3,223,092
#*	Hexagon Composites ASA	640,597	4,604,536
#*	Hexagon Purus Holding A.S.	72,734	510,337
	Hoegh LNG Holdings, Ltd.	173,599	344,587
*	IDEX Biometrics ASA	560,544	150,726
	Itera ASA	10,713	17,143
	Kitron ASA	10,967	20,668
#*	Kongsberg Automotive ASA	17,439,468	652,681
*	Nordic Nanovector ASA	328,770	522,238
#*	Nordic Semiconductor ASA	925,199	14,175,072
	Norway Royal Salmon ASA	92,975	2,117,766
*	Norwegian Finans Holding ASA	672,342	5,676,181
	Norwegian Property ASA	50,689	73,989
#*	NRC Group ASA	6,559	11,548
#	Ocean Yield ASA	377,896	1,059,943
#*	Odfjell Drilling, Ltd.	586,600	1,143,383
*	Odfjell SE, Class A	137,586	443,371
*	Olav Thon Eiendomsselskap ASA	118,760	2,355,199
#*	Otello Corp. ASA	571,363	1,707,557
*	Panoro Energy ASA	43,655	70,320
	Pareto Bank ASA	2,965	14,305
*	PGS ASA	2,380,755	983,268
*	PhotoCure ASA	22,827	265,130
#*	Protector Forsikring ASA	438,078	3,176,744
*	REC Silicon ASA	1,473,908	3,162,941
*	Sbanken ASA	486,979	3,830,984
	Selvaag Bolig ASA	309,083	1,884,730
#*	Solon Eiendom ASA	56,855	227,711
*	SpareBank 1 SR-Bank ASA	8,727	95,724
	Stolt-Nielsen, Ltd.	195,297	2,705,919
*	Subsea 7 SA	228,499	2,136,004
	TGS NOPEC Geophysical Co. ASA	35,570	473,914
	Treasure ASA	314,079	659,271
	Veidekke ASA	712,897	8,572,434
*	Wallenius Wilhelmsen ASA	401,589	991,636
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,333,387
#*	XXL ASA	631,470	1,529,839
TOTAL NORWAY			134,579,481

The Continental Small Company Series
CONTINUED
		Shares	Value»
PORTUGAL — (0.7%)
#	Altri SGPS SA	537,332	$3,205,803
#*	Banco Comercial Portugues SA, Class R	51,509,781	7,135,791
	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	12,093	163,410
*	CTT-Correios de Portugal SA	729,706	2,113,123
*	Ibersol SGPS SA	35,043	207,492
#*	Mota-Engil SGPS SA	641,747	1,076,639
#	Navigator Co. SA (The)	1,820,852	5,464,768
#	NOS SGPS SA	1,732,873	5,975,657
#*	Novabase SGPS SA	72,649	291,670
	REN - Redes Energeticas Nacionais SGPS SA	3,006,659	8,556,508
	Semapa-Sociedade de Investimento e Gestao	166,209	1,765,212
	Sonae SGPS SA	6,383,870	5,117,739
TOTAL PORTUGAL			41,073,812
SPAIN — (5.4%)
	Acciona SA	156,555	23,463,091
	Acerinox SA	1,140,518	12,663,660
#*	Adveo Group International SA	84,445	9,315
	Alantra Partners SA	70,405	1,123,597
	Almirall SA	424,745	5,815,364
#*	Amper SA	5,396,257	1,223,879
*	Applus Services SA	911,014	9,111,730
#*	Atresmedia Corp. de Medios de Comunicacion SA	545,239	2,164,873
*	Azkoyen SA	67,253	418,802
	Banco de Sabadell SA	25,441,031	11,111,288
	Bankia SA	6,339,451	10,865,714
	Bankinter SA	3,802,314	21,342,085
	Befesa SA	5,756	381,969
#*	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	357,479	6,725,049
#	CIE Automotive SA	424,373	11,152,986
	Construcciones y Auxiliar de Ferrocarriles SA	129,621	5,816,157
*	Distribuidora Internacional de Alimentacion SA	207,031	29,914
	Ebro Foods SA	531,944	11,598,576
#*	eDreams ODIGEO SA	424,956	1,926,082
	Elecnor SA	200,108	2,497,197
	Enagas SA	625,236	13,774,304
#*	Ence Energia y Celulosa SA	988,129	3,890,641
	Ercros SA	643,000	1,667,538
	Euskaltel SA	548,865	5,898,735
	Faes Farma SA	2,022,018	9,013,474
	Fluidra SA	324,873	7,814,664
	Fomento de Construcciones y Contratas SA	348,032	3,713,549
	Gestamp Automocion SA	352,265	1,631,951
	Global Dominion Access SA	695,411	3,195,849
	Grupo Catalana Occidente SA	271,298	9,217,335
#	Grupo Empresarial San Jose SA	151,317	778,907
#*	Grupo Ezentis SA	1,629,459	812,630
	Iberpapel Gestion SA	47,911	1,008,405
#*	Indra Sistemas SA	856,710	7,543,429
	Laboratorios Farmaceuticos Rovi SA	72,954	3,591,562
*	Liberbank SA	12,317,710	3,147,438
	Mapfre SA	39,935	73,290
*	Mediaset Espana Comunicacion SA	1,072,499	5,513,129
*	Melia Hotels International SA	706,277	4,618,710
*	Metrovacesa S.A.	17,151	131,087
	Miquel y Costas & Miquel SA	142,055	2,372,478
*	Neinor Homes SA	29,089	391,761

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#*	Obrascon Huarte Lain SA	905,725	$582,368
#	Pharma Mar SA	101,438	12,893,125
	Prim SA	39,523	459,795
*	Promotora de Informaciones SA, Class A	1,752,528	2,149,189
	Prosegur Cash SA	73,463	64,418
#	Prosegur Cia de Seguridad SA	1,584,655	4,394,111
#*	Quabit Inmobiliaria SA	576,617	246,821
*	Realia Business SA	1,667,905	1,326,146
*	Renta 4 Banco SA	442	3,715
#	Sacyr SA	2,829,491	6,195,537
*	Solaria Energia y Medio Ambiente SA	395,783	10,183,889
*	Solarpack Corp. Tecnologica SA	707	17,845
*	Talgo SA	587,102	2,711,295
*	Tecnicas Reunidas SA	195,397	2,566,071
*	Tubacex SA	706,613	1,132,940
#*	Unicaja Banco SA	2,633,759	1,814,807
	Vidrala SA	123,414	13,561,972
	Viscofan SA	280,336	19,795,655
*	Vocento SA	352,577	442,246
	Zardoya Otis SA	1,131,276	7,444,562
TOTAL SPAIN			317,228,701
SWEDEN — (8.5%)
	AcadeMedia AB	415,939	3,814,848
*	Adapteo Oyj	280,480	2,928,360
	AddLife AB, Class B	226,031	3,946,826
*	AddNode Group AB	84,843	2,676,563
	AddTech AB, Class B	1,243,045	16,478,846
*	AF Poyry AB	595,413	16,287,599
	Alimak Group AB	253,043	4,196,803
*	Ambea AB	53,235	434,704
*	Annehem Fastigheter AB, Class B	126,142	451,354
*	Arise AB	39,939	236,442
	Arjo AB, Class B	927,443	6,888,485
	Atrium Ljungberg AB, Class B	244,368	4,700,741
*	Attendo AB	680,729	3,809,352
	Avanza Bank Holding AB	475,905	12,967,808
*	Balco Group AB	979	10,499
	Beijer Alma AB	282,919	4,567,218
#*	Beijer Electronics Group AB	93,898	478,469
	Bergman & Beving AB	193,579	2,311,761
	Besqab AB	21,962	348,927
	Betsson AB	928,684	8,727,385
*	BHG Group AB	11,226	210,081
*	Bilia AB, Class A	653,084	8,098,014
	BillerudKorsnas AB	147,674	2,638,965
	BioGaia AB, Class B	122,544	6,805,893
*	Biotage AB	390,521	6,583,248
*	Bjorn Borg AB	13,009	29,635
*	Bonava AB, Class B	466,945	4,934,627
	Bravida Holding AB	978,791	11,776,431
*	Bufab AB	215,726	4,860,453
*	Bulten AB	117,488	1,211,828
	Bure Equity AB	449,636	14,953,106
*	Byggmax Group AB	356,302	2,349,533
*	Catella AB	4,768	18,861
	Catena AB	152,830	7,117,058
#*	Catena Media P.L.C.	51,578	177,714
*	Cavotec SA	79,682	200,267

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	CDON AB	3,485	$219,369
*	Clas Ohlson AB, Class B	155,907	1,417,131
	Cloetta AB, Class B	1,643,220	4,705,846
*	Collector AB	134,446	350,463
*	Coor Service Management Holding AB	270,442	1,848,041
	Corem Property Group AB, Class B	25,163	56,349
	Dios Fastigheter AB	801,318	6,857,453
*	Dometic Group AB	25,003	345,082
*	Doro AB	155,569	858,307
*	Duni AB	220,953	2,697,080
#	Dustin Group AB	436,502	4,137,967
	Eastnine AB	126,421	1,827,907
*	Elanders AB, Class B	54,920	934,548
*	Electrolux Professional AB, Class B	36,875	200,838
#*	Eltel AB	206,068	562,480
*	Enea AB	102,697	2,936,424
	eWork Group AB	32,666	347,199
*	Fagerhult AB	293,570	1,770,050
#	FastPartner AB, Class A	1,130	11,835
	Ferronordic AB	1,301	25,353
#*	Fingerprint Cards AB, Class B	634,700	1,476,942
	G5 Entertainment AB	3,346	163,534
*	GARO AB	238	18,565
#*	Granges AB	793,996	9,115,877
	Granges AB	3	35
*	Haldex AB	319,054	1,901,864
	Heba Fastighets AB, Class B	134,907	1,709,109
*	Hexatronic Group AB	1,435	16,904
	Hexpol AB	131,719	1,439,551
*	HMS Networks AB	117,150	3,798,096
#*	Hoist Finance AB	461,349	1,904,142
*	Humana AB	95,530	674,208
*	IAR Systems Group AB	1,213	22,356
	Instalco AB	4,854	155,693
#*	International Petroleum Corp.	61,606	149,069
	Intrum AB	47,083	1,279,942
	INVISIO AB	555	13,129
*	Inwido AB	457,409	6,230,751
#	JM AB	497,581	17,366,762
*	Kindred Group P.L.C.	1,200,537	14,395,670
	Klovern AB, Class B	4,943,184	8,189,366
*	KNOW IT AB	200,518	6,737,327
	Kungsleden AB	1,438,162	14,705,529
#	Lagercrantz Group AB, Class B	1,394,313	12,011,111
	LeoVegas AB	13,272	54,161
	Lime Technologies AB	3,113	132,466
	Lindab International AB	609,567	13,001,977
	Loomis AB	277,618	7,102,247
*	Medcap AB	442	10,766
*	Medicover AB, Class B	10,399	196,300
*	Mekonomen AB	277,209	3,109,150
	Midsona AB, Class B	1,293	11,668
	MIPS AB	4,536	268,231
#*	Modern Times Group MTG AB, Class B	366,143	5,548,997
*	Momentum Group AB, Class B	156,779	2,725,691
*	Munters Group AB	1,207	11,315
	Mycronic AB	411,391	11,531,978
	NCC AB, Class B	181,099	3,033,013
*	Nederman Holding AB	30,189	486,491

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Nelly Group AB	70,318	$294,173
*	Net Insight AB, Class B	1,178,944	242,374
*	New Wave Group AB, Class B	426,925	2,949,671
*	Nobia AB	852,732	6,632,405
*	Nobina AB	732,991	5,833,909
*	Nolato AB, Class B	159,009	14,717,036
*	Nordic Entertainment Group AB, Class B	54,536	2,846,862
*	Nordic Waterproofing Holding AB	66,975	1,199,849
	NP3 Fastigheter AB	152,387	2,286,693
*	Nyfosa AB	1,249,698	12,075,012
*	OEM International AB, Class B	46,636	1,732,423
*	Pandox AB	220,420	3,309,765
*	Peab AB, Class B	675,702	7,526,488
	Platzer Fastigheter Holding AB, Class B	250,352	2,943,240
#	Pricer AB, Class B	892,974	3,953,168
	Proact IT Group AB	61,875	2,071,505
*	Qliro AB	70,318	415,297
#	Ratos AB, Class B	1,526,547	7,019,178
*	RaySearch Laboratories AB	157,470	1,632,072
*	Recipharm AB, Class B	455,455	12,542,377
*	Resurs Holding AB	670,656	3,634,580
*	Rottneros AB	672,020	687,473
#*	SAS AB	12,593,400	2,540,263
*	Scandi Standard AB	397,762	3,221,762
#*	Scandic Hotels Group AB	114,233	424,947
	Sectra AB, Class B	111,321	9,476,106
*	Semcon AB	118,592	1,218,173
*	Sensys Gatso Group AB	2,498,845	420,763
#*	SkiStar AB	312,431	4,564,906
*	Systemair AB	89,542	2,806,817
	Tethys Oil AB	41,133	255,877
*	Thule Group AB	42,590	1,579,319
	Troax Group AB	210,818	4,911,795
*	VBG Group AB, Class B	26,732	534,120
	Vitec Software Group AB, Class B	309	11,055
	Wihlborgs Fastigheter AB	796,443	16,355,760
TOTAL SWEDEN			495,905,622
SWITZERLAND — (14.9%)
	Allreal Holding AG	115,683	25,200,406
	ALSO Holding AG	44,564	11,962,228
*	ams AG	1,411,941	35,316,598
*	APG SGA SA	8,640	1,825,701
*	Arbonia AG	343,677	5,477,137
*	Aryzta AG	6,038,912	5,306,154
*	Ascom Holding AG	175,354	2,999,210
*	Autoneum Holding AG	21,144	3,789,313
	Bachem Holding AG, Class B	4,373	1,746,860
	Baloise Holding AG	1,953	327,052
	Banque Cantonale de Geneve	9,528	1,656,241
*	Banque Cantonale du Jura SA	4,071	242,180
	Banque Cantonale Vaudoise	75,290	7,966,593
#*	Basilea Pharmaceutica AG	1,713	97,994
	Belimo Holding AG	3,028	23,334,841
	Bell Food Group AG	14,524	3,981,342
	Bellevue Group AG	57,974	2,267,921
	Berner Kantonalbank AG	28,933	7,209,679
	BKW AG	153,128	17,491,274
#	Bobst Group SA	65,642	4,710,024

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Bossard Holding AG, Class A	43,180	$9,902,567
	Bucher Industries AG	54,197	25,643,582
	Burckhardt Compression Holding AG	541	186,908
	Burkhalter Holding AG	28,978	2,079,866
*	Calida Holding AG	32,749	1,267,576
#*	Carlo Gavazzi Holding AG	2,982	606,437
	Cembra Money Bank AG	187,433	20,364,058
#	Cicor Technologies, Ltd.	14,897	785,338
	Cie Financiere Tradition SA	10,661	1,325,647
#	Clariant AG	301,120	6,397,587
	Coltene Holding AG	25,850	2,776,977
	Comet Holding AG	850	194,162
	Conzzeta AG	9,616	12,286,828
	Daetwyler Holding AG	20,712	5,947,098
	DKSH Holding AG	225,777	18,158,249
	dormakaba Holding AG	24,057	14,418,300
*	Dottikon Es Holding AG	1,430	309,840
*	Dufry AG	399,735	21,492,018
#	EFG International AG	675,982	4,671,734
	Emmi AG	15,057	15,654,780
	Energiedienst Holding AG	83,637	2,863,561
#*	Evolva Holding SA	3,349,123	840,332
#*	Feintool International Holding AG	16,000	949,552
#*	Fenix Outdoor International AG	19,372	2,505,107
*	Flughafen Zurich AG	126,351	20,819,230
	Forbo Holding AG	8,604	14,649,643
	Galenica AG	39,604	2,616,043
*	GAM Holding AG	1,195,762	2,835,651
	Georg Fischer AG	31,470	39,310,143
	Gurit Holding AG	3,022	8,881,109
	Helvetia Holding AG	224,235	22,460,830
*	Hiag Immobilien Holding AG	20,030	2,325,632
#*	HOCHDORF Holding AG	6,697	462,735
	Huber & Suhner AG	94,378	7,773,901
	Hypothekarbank Lenzburg AG	6	28,541
#	Implenia AG	120,182	3,361,703
*	Ina Invest Holding AG	25,352	520,292
	Inficon Holding AG	14,229	15,429,389
	Interroll Holding AG	4,787	15,760,212
	Intershop Holding AG	10,283	6,919,596
	Investis Holding SA	3,673	362,512
#*	Jungfraubahn Holding AG	17,432	2,690,837
	Kardex Holding AG	47,102	10,435,948
#*	Komax Holding AG	20,789	5,318,797
#	Kudelski SA	217,692	1,237,919
	Landis & Gyr Group AG	33,447	2,464,127
#*	Lastminute.com NV	23,689	613,452
	LEM Holding SA	3,808	7,788,153
	Liechtensteinische Landesbank AG	63,994	3,658,466
	Luzerner Kantonalbank AG	20,110	8,973,291
*	MCH Group AG	5,690	87,513
#*	Meier Tobler Group AG	45,826	671,534
	Metall Zug AG	1,082	1,953,509
#*	Meyer Burger Technology AG	2,931,882	1,145,486
*	Mikron Holding AG	8,692	57,552
	Mobilezone Holding AG	279,877	2,998,008
	Mobimo Holding AG	55,872	17,597,361
	OC Oerlikon Corp. AG	1,609,083	16,537,793
#*	Orascom Development Holding AG	93,520	1,055,789

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Orell Fuessli AG	5,028	$603,455
	Orior AG	37,151	3,019,388
*	Peach Property Group AG	217	10,424
	Phoenix Mecano AG	4,472	2,363,489
	Plazza AG, Class A	7,122	2,476,935
	PSP Swiss Property AG	326,804	41,810,868
	Rieter Holding AG	20,000	2,060,259
	Romande Energie Holding SA	2,625	3,477,142
#	Schaffner Holding AG	3,363	720,690
	Schweiter Technologies AG	7,099	12,275,902
#	Schweizerische Nationalbank	23	126,360
*	Sensirion Holding AG	229	14,984
	SFS Group AG	124,609	15,746,798
	Siegfried Holding AG	30,001	21,700,073
	SIG Combibloc Group AG	278,478	6,609,636
	Softwareone Holding AG	39,190	1,223,765
	St Galler Kantonalbank AG	17,241	7,905,640
	Sulzer AG	136,230	14,675,839
	Swiss Prime Site AG	52,043	5,058,153
#*	Swiss Steel Holding AG	3,310,891	952,005
	Swissquote Group Holding SA	77,115	8,376,108
	Thurgauer Kantonalbank	3,152	360,787
#*	Tornos Holding AG	26,632	155,789
	TX Group AG	17,190	1,368,996
	u-blox Holding AG	42,416	3,335,350
	Valiant Holding AG	106,532	10,190,911
*	Valora Holding AG	27,553	5,269,625
	VAT Group AG	205,035	56,925,778
	Vaudoise Assurances Holding SA	6,710	3,484,623
*	Vetropack Holding AG	64,600	4,267,641
#*	Von Roll Holding AG	378,198	313,691
	Vontobel Holding AG	223,125	18,027,249
	VP Bank AG	24,056	2,972,320
	VZ Holding AG	90,005	7,593,233
*	V-ZUG Holding AG	10,820	1,085,059
	Walliser Kantonalbank	18,991	2,132,162
	Warteck Invest AG	27	70,665
#	Ypsomed Holding AG	7,722	1,305,083
	Zehnder Group AG	82,191	6,011,902
	Zug Estates Holding AG, Class B	1,178	2,559,943
	Zuger Kantonalbank AG	700	5,092,114
TOTAL SWITZERLAND			868,070,383
UNITED KINGDOM — (0.7%)
	Concentric AB	355,701	7,766,793
*	Dialog Semiconductor P.L.C.	544,240	34,258,867
TOTAL UNITED KINGDOM			42,025,660
UNITED STATES — (0.0%)
#*	Arko Corp.	135,431	1,177,481
TOTAL COMMON STOCKS			5,484,988,613
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Biotest AG	100,615	3,411,879
#	Draegerwerk AG & Co. KGaA	60,431	5,153,113
	Fuchs Petrolub SE	278,485	15,845,130

The Continental Small Company Series
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Jungheinrich AG	366,703	$16,720,121
	Sixt SE	116,451	7,890,371
	STO SE & Co. KGaA	13,696	2,173,575
	Villeroy & Boch AG	49,772	944,007
TOTAL GERMANY			52,138,196
RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
#*	Technicolor SA Warrants 09/22/24	53,357	16,544
GERMANY — (0.0%)
*	7C Solarparken AG Rights 02/01/21	25,153	270
#*	HolidayCheck Group AG Rights 02/04/21	216,960	39,494
TOTAL GERMANY			39,764
SPAIN — (0.0%)
#*	Sacyr SA Rights 02/03/21	2,829,492	140,783
SWEDEN — (0.0%)
#*	Modern Times Group MTG AB Rights 02/10/21	366,143	682,659
TOTAL RIGHTS/WARRANTS			879,750
TOTAL INVESTMENT SECURITIES (Cost $4,187,979,732)^^			5,538,006,559

			Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§	The DFA Short Term Investment Fund	25,050,937	289,864,390
TOTAL INVESTMENTS — (100.0%)
(Cost $4,477,791,505)^^			$5,827,870,949
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$223,418,806	—	$223,418,806
Belgium	—	201,926,608	—	201,926,608
Denmark	—	299,493,398	—	299,493,398
Finland	—	379,193,949	—	379,193,949
France	$2,186,412	530,722,128	—	532,908,540
Germany	4,219,781	855,799,860	—	860,019,641
Ireland	—	37,487,568	—	37,487,568
Israel	1,184,786	184,732,801	—	185,917,587
Italy	—	457,616,960	—	457,616,960
Netherlands	—	406,944,416	—	406,944,416
Norway	510,337	134,069,144	—	134,579,481
Portugal	—	41,073,812	—	41,073,812
Spain	—	317,228,701	—	317,228,701
Sweden	670,723	495,234,899	—	495,905,622
Switzerland	309,840	867,760,543	—	868,070,383
United Kingdom	—	42,025,660	—	42,025,660
United States	1,177,481	—	—	1,177,481

The Continental Small Company Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$52,138,196	—	$52,138,196
Rights/Warrants
France	—	16,544	—	16,544
Germany	—	39,764	—	39,764
Spain	—	140,783	—	140,783
Sweden	—	682,659	—	682,659
Securities Lending Collateral	—	289,864,390	—	289,864,390
TOTAL	$10,259,360	$5,817,611,589	—	$5,827,870,949

The Canadian Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value»
COMMON STOCKS — (86.4%)
COMMUNICATION SERVICES — (1.2%)
#*	AcuityAds Holdings, Inc.	6,000	$87,601
*	Aimia, Inc.	805,975	2,571,557
#	Cineplex, Inc.	145,679	1,196,191
#	Cogeco Communications, Inc.	55,312	4,714,334
#	Cogeco, Inc.	27,419	1,972,024
	Corus Entertainment, Inc., Class B	982,181	3,640,694
*	Glacier Media, Inc.	2,995	1,124
*	MDF Commerce, Inc.	21,970	255,995
*	TeraGo, Inc.	2,400	11,787
#*	WildBrain, Ltd.	664,663	1,252,659
	Yellow Pages, Ltd.	105,820	1,017,858
TOTAL COMMUNICATION SERVICES			16,721,824
CONSUMER DISCRETIONARY — (5.9%)
*	Aritzia, Inc.	427,638	8,895,539
	AutoCanada, Inc.	139,673	3,038,673
	BMTC Group, Inc.	20,581	174,948
	BRP, Inc.	112,524	7,406,565
	BRP, Inc.	4,149	273,461
#*	Canada Goose Holdings, Inc.	30,280	1,012,767
*	Canada Goose Holdings, Inc.	163,229	5,461,642
*	Dorel Industries, Inc., Class B	82,829	962,533
	Exco Technologies, Ltd.	164,124	1,244,968
	Gamehost, Inc.	83,699	403,850
#	Gildan Activewear, Inc.	73,531	1,832,392
#*	Great Canadian Gaming Corp.	428,062	14,277,102
*	Intertain Group, Ltd. (The)	70,628	661,322
	Leon's Furniture, Ltd.	171,679	2,765,660
	Linamar Corp.	216,634	11,059,134
	Martinrea International, Inc.	518,668	5,500,010
#	MTY Food Group, Inc.	81,414	3,261,038
#	Park Lawn Corp.	121,994	2,941,212
	Pizza Pizza Royalty Corp.	156,674	1,157,825
#*	Points International, Ltd.	50,316	672,454
*	Points International, Ltd.	11,831	160,547
	Pollard Banknote, Ltd.	25,700	725,529
	Recipe Unlimited Corp.	76,777	979,864
*	Reitmans Canada, Ltd., Class A	125,155	17,617
	Sleep Country Canada Holdings, Inc.	160,435	3,299,660
*	Spin Master Corp.	109,740	2,334,254
	Uni-Select, Inc.	193,659	1,028,305
	Zenith Capital Corp.	111,820	44,562
TOTAL CONSUMER DISCRETIONARY			81,593,433
CONSUMER STAPLES — (4.8%)
*	Alcanna, Inc.	125,550	672,545
	Andrew Peller, Ltd., Class A	168,200	1,348,231
	Corby Spirit and Wine, Ltd.	87,267	1,156,736
#	High Liner Foods, Inc.	89,880	828,688
#	Jamieson Wellness, Inc.	275,646	7,727,788
	KP Tissue, Inc.	45,700	368,816
	Lassonde Industries, Inc., Class A	17,800	2,424,837

The Canadian Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Maple Leaf Foods, Inc.	355,793	$6,953,093
*	Mav Beauty Brands, Inc.	7,000	37,990
#	North West Co., Inc. (The)	319,480	8,087,247
#	Premium Brands Holdings Corp.	182,482	14,913,935
	Primo Water Corp.	96,682	1,493,737
	Primo Water Corp.	813,424	12,582,230
#	Rogers Sugar, Inc.	712,254	3,035,608
*	SunOpta, Inc.	291,540	4,126,588
#*	Village Farms International, Inc.	21,817	257,624
*	Village Farms International, Inc.	20,293	239,863
TOTAL CONSUMER STAPLES			66,255,556
ENERGY — (13.7%)
#*	Advantage Oil & Gas, Ltd.	918,066	1,371,266
#*	Africa Oil Corp.	1,333,299	1,188,630
	ARC Resources, Ltd.	2,215,726	10,240,423
#*	Athabasca Oil Corp.	2,252,410	396,319
#*	Baytex Energy Corp.	1,355,450	805,585
#	Birchcliff Energy, Ltd.	1,289,021	2,177,349
#	Cameco Corp.	209,026	2,600,668
#	Cameco Corp.	1,020,788	12,678,187
#	Canacol Energy, Ltd.	930,761	2,649,441
	Cardinal Energy, Ltd.	245,096	199,335
#	CES Energy Solutions Corp.	1,207,291	1,321,765
	Computer Modelling Group, Ltd.	464,145	2,152,399
#	Crescent Point Energy Corp.	2,370,438	6,525,077
*	Crew Energy, Inc.	384,876	204,665
#*	Denison Mines Corp.	2,613,375	1,737,141
#	Enerflex, Ltd.	448,285	2,306,718
#*	Energy Fuels, Inc.	347,960	1,327,893
#	Enerplus Corp.	1,046,075	3,239,458
	Ensign Energy Services, Inc.	617,495	497,376
*	Fission Uranium Corp.	1,962,000	529,337
#	Freehold Royalties, Ltd.	447,473	1,917,616
	Frontera Energy Corp.	244,929	712,521
*	Gasfrac Energy Services, Inc.	91,560	0
	Gibson Energy, Inc.	940,791	14,250,731
#*	Gran Tierra Energy, Inc.	1,826,935	1,057,229
#	Inter Pipeline, Ltd.	860,642	8,635,024
#*	Kelt Exploration, Ltd.	773,541	1,076,757
#	Keyera Corp.	637,010	11,965,576
*	Lightstream Resources, Ltd.	687,816	0
*	MEG Energy Corp.	2,470,617	8,230,560
#	North American Construction Group, Ltd.	118,644	1,095,746
	North American Construction Group, Ltd.	9,342	86,133
#*	NuVista Energy, Ltd.	1,105,436	933,623
*	Obsidian Energy, Ltd.	1	1
	Ovintiv, Inc.	436,946	6,871,542
#*	Paramount Resources, Ltd., Class A	332,422	1,668,935
*	Parex Resources, Inc.	786,291	11,898,128
	Parkland Corp.	354,830	10,646,981
	Pason Systems, Inc.	379,526	2,522,753
#	Peyto Exploration & Development Corp.	789,824	2,180,316
	PHX Energy Services Corp.	74,028	144,727
	Pinnacle Renewable Energy, Inc.	43,606	318,840
#	PrairieSky Royalty, Ltd.	1,029,307	8,500,084
*	Precision Drilling Corp.	68,045	1,325,510
*	Pulse Seismic, Inc.	121,514	109,279
#*	Questerre Energy Corp., Class A	797,460	112,252

The Canadian Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
#	Secure Energy Services, Inc.	723,755	$1,454,585
#*	Seven Generations Energy, Ltd., Class A	1,263,073	6,064,726
#	ShawCor, Ltd.	320,715	1,013,246
*	Storm Resources, Ltd.	5,600	10,072
	Surge Energy, Inc.	257,247	61,357
#*	Tamarack Valley Energy, Ltd.	1,151,040	1,197,172
	TerraVest Industries, Inc.	3,700	45,717
*	Tervita Corp.	62,896	149,523
#	Tidewater Midstream and Infrastructure, Ltd.	1,197,800	833,659
#	TORC Oil & Gas, Ltd.	776,018	1,535,347
	Total Energy Services, Inc.	212,863	516,032
#*	Touchstone Exploration, Inc.	51,500	106,725
	Tourmaline Oil Corp.	1,115,844	15,898,868
*	TransGlobe Energy Corp.	266,887	275,496
#*	Trican Well Service, Ltd.	1,170,524	1,565,276
#	Vermilion Energy, Inc.	524,924	2,298,787
	Vermilion Energy, Inc.	33,463	146,568
#	Whitecap Resources, Inc.	2,078,199	7,443,325
#*	Yangarra Resources, Ltd.	323,471	197,308
TOTAL ENERGY			191,223,685
FINANCIALS — (9.4%)
	AGF Management, Ltd., Class B	292,248	1,476,381
	Alaris Equity Partners Income	173,725	2,173,685
	Canaccord Genuity Group, Inc.	444,384	4,079,819
#	Canadian Western Bank	456,902	10,165,288
#	Chesswood Group, Ltd.	56,542	402,813
#	CI Financial Corp.	696,301	8,646,928
	Clairvest Group, Inc.	1,900	83,281
	ECN Capital Corp.	2,488,693	13,234,105
	E-L Financial Corp., Ltd.	7,178	4,535,542
	Element Fleet Management Corp.	1,736,203	16,129,886
	Equitable Group, Inc.	53,142	4,297,905
	Fiera Capital Corp.	302,075	2,574,872
	Firm Capital Mortgage Investment Corp.	185,919	1,901,717
	First National Financial Corp.	53,893	1,841,739
	Genworth MI Canada, Inc.	104,366	3,548,648
	goeasy, Ltd.	39,839	2,910,467
#*	GoldMoney, Inc.	125,000	309,873
	Guardian Capital Group, Ltd., Class A	88,614	1,801,731
*	Home Capital Group, Inc.	303,217	7,156,277
#	iA Financial Corp., Inc.	289,681	12,907,936
	Kingsway Financial Services, Inc.	13,070	59,731
#	Laurentian Bank of Canada	412,090	9,957,835
	Onex Corp.	137,758	7,295,384
#	RF Capital Group, Inc.	173,928	224,423
#	Sprott, Inc.	121,492	3,449,745
#	Timbercreek Financial Corp.	506,740	3,423,839
	TMX Group, Ltd.	37,156	3,583,829
*	Trisura Group, Ltd.	31,411	2,115,928
TOTAL FINANCIALS			130,289,607
HEALTH CARE — (0.9%)
*	CRH Medical Corp.	307,088	658,003
#*	Cronos Group, Inc.	169,467	1,753,983
#	Extendicare, Inc.	498,639	2,394,247
	HLS Therapeutics, Inc.	5,300	67,848
*	Knight Therapeutics, Inc.	808,695	3,345,452

The Canadian Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
#	Medical Facilities Corp.	157,139	$830,702
*	Organigram Holdings, Inc.	11,400	20,861
#	Sienna Senior Living, Inc.	282,531	2,905,402
*	Viemed Healthcare Inc.	33,425	280,436
TOTAL HEALTH CARE			12,256,934
INDUSTRIALS — (11.8%)
	Aecon Group, Inc.	270,661	3,492,400
#	AG Growth International, Inc.	136,123	3,774,719
*	Air Canada	100,911	1,579,854
	Algoma Central Corp.	48,800	514,809
*	ATS Automation Tooling Systems, Inc.	441,354	7,572,478
	Badger Daylighting, Ltd.	143,356	4,184,930
	Bird Construction, Inc.	255,438	1,637,999
*	Black Diamond Group, Ltd.	270,690	563,078
	CAE, Inc.	86,693	1,954,927
	Calian Group, Ltd.	39,603	1,849,534
	CanWel Building Materials Group, Ltd.	337,453	1,923,779
#	Cargojet, Inc.	6,253	997,546
	Cervus Equipment Corp.	47,197	459,882
	Dexterra Group, Inc.	166,543	781,433
#*	DIRTT Environmental Solutions	273,168	617,365
	Exchange Income Corp.	56,748	1,610,467
	Finning International, Inc.	885,513	18,489,304
*	GDI Integrated Facility Services, Inc.	12,500	416,422
	Hardwoods Distribution, Inc.	15,802	337,851
*	Heroux-Devtek, Inc.	239,845	2,391,416
#*	IBI Group, Inc.	113,900	803,424
	K-Bro Linen, Inc.	57,753	1,625,891
	Magellan Aerospace Corp.	112,778	794,627
#	Morneau Shepell, Inc.	401,948	9,847,923
#	Mullen Group, Ltd.	376,027	3,040,562
#	NFI Group, Inc.	265,623	5,849,418
*	Patriot One Technologies, Inc.	120,000	47,859
#	Richelieu Hardware, Ltd.	361,973	10,606,552
#	Russel Metals, Inc.	339,623	6,097,943
#	Savaria Corp.	184,973	2,424,358
#	SNC-Lavalin Group, Inc.	366,956	6,075,041
#	Stantec, Inc.	507,094	18,003,572
#	TFI International, Inc.	471,420	31,313,716
	Toromont Industries, Ltd.	46,814	3,142,533
#	Transcontinental, Inc., Class A	346,473	5,559,825
	Wajax Corp.	99,180	1,473,642
#	Westshore Terminals Investment Corp.	203,386	2,546,401
TOTAL INDUSTRIALS			164,403,480
INFORMATION TECHNOLOGY — (6.1%)
#	Absolute Software Corp.	303,292	3,825,689
#*	BlackBerry, Ltd.	977,994	13,735,892
#*	BlackBerry, Ltd.	1,540,551	21,721,769
*	Celestica, Inc.	36,408	293,813
*	Celestica, Inc.	575,408	4,666,261
*	Descartes Systems Group, Inc. (The)	19,744	1,204,017
#	Enghouse Systems, Ltd.	263,395	12,095,057
	Evertz Technologies, Ltd.	146,939	1,470,827
*	EXFO, Inc.	60,487	219,953
*	Kinaxis, Inc.	141,544	19,648,466
*	Photon Control, Inc.	447,494	762,883

The Canadian Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Quarterhill, Inc.	575,556	$1,156,738
#*	Sierra Wireless, Inc.	241,452	4,469,340
	Vecima Networks, Inc.	6,059	64,250
TOTAL INFORMATION TECHNOLOGY			85,334,955
MATERIALS — (22.0%)
*	5N Plus, Inc.	414,065	1,178,648
#	Acadian Timber Corp.	65,067	834,995
#	AirBoss of America Corp.	76,006	990,827
	Alamos Gold, Inc., Class A	2,007,719	16,108,850
#	Altius Minerals Corp.	169,012	1,950,825
#*	Americas Gold & Silver Corp.	86,596	234,987
*	Amerigo Resources, Ltd.	18,200	11,101
#*	Argonaut Gold, Inc.	1,555,539	2,822,171
	B2Gold Corp.	130,208	644,530
*	Canfor Corp.	245,098	4,525,328
	Canfor Pulp Products, Inc.	138,951	922,537
*	Capstone Mining Corp.	2,456,528	5,090,752
	Cascades, Inc.	430,569	5,219,018
	Centerra Gold, Inc.	1,270,606	13,165,617
*	China Gold International Resources Corp., Ltd.	1,488,085	2,990,716
*	Copper Mountain Mining Corp.	690,855	1,156,152
	Dundee Precious Metals, Inc.	810,500	5,152,974
*	Eldorado Gold Corp.	664,263	7,454,288
#*	Eldorado Gold Corp.	111,244	1,247,045
#	Endeavour Mining Corp.	675,295	14,342,918
#*	Endeavour Silver Corp.	360,197	1,785,845
#*	ERO Copper Corp.	105,067	1,533,999
#*	First Majestic Silver Corp.	606,133	10,935,284
#*	First Mining Gold Corp.	749,400	231,486
#*	Fortuna Silver Mines, Inc.	574,492	4,443,187
*	Fortuna Silver Mines, Inc.	437,641	3,404,847
#*	Galiano Gold, Inc.	696,057	800,159
*	GoGold Resources, Inc.	40,000	81,017
*	Gold Standard Ventures Corp.	10,700	7,363
*	Golden Star Resources, Ltd.	374,657	1,406,337
*	Great Panther Mining, Ltd.	17,600	14,589
*	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	45,055	256,363
#	Hudbay Minerals, Inc.	1,003,501	5,712,991
*	IAMGOLD Corp.	2,197,656	7,458,711
*	IAMGOLD Corp.	599,837	2,027,449
#*	Imperial Metals Corp.	346,592	1,189,864
*	Interfor Corp.	299,241	5,576,472
#	Intertape Polymer Group, Inc.	203,244	3,650,842
*	Ivanhoe Mines, Ltd., Class A	2,930,706	14,003,217
	Labrador Iron Ore Royalty Corp.	289,259	7,204,613
*	Largo Resources, Ltd.	573,711	803,083
#*	Lucara Diamond Corp.	1,564,773	929,992
#*	Lundin Gold, Inc.	86,276	690,208
	Lundin Mining Corp.	465,434	4,149,324
*	Major Drilling Group International, Inc.	441,505	2,409,935
*	Mandalay Resources Corp.	464	790
#*	Marathon Gold Corp.	147,500	325,279
#	Methanex Corp.	140,382	4,650,308
	Methanex Corp.	44,780	1,482,666
*	New Gold, Inc.	3,469,405	6,565,756
	Norbord, Inc.	148,749	6,428,054
	Norbord, Inc.	9,381	404,603

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#*	Northern Dynasty Minerals, Ltd.	76,877	$43,887
#*	OceanaGold Corp.	3,272,419	5,757,922
*	Orbite Technologies, Inc.	73,500	0
#	Osisko Gold Royalties, Ltd.	548,849	6,133,374
#*	Osisko Mining, Inc.	219,488	533,809
	Pan American Silver Corp.	28,559	923,935
#*	PolyMet Mining Corp.	64,208	236,999
#*	Premier Gold Mines, Ltd.	998,349	2,467,083
#*	Pretium Resources, Inc.	293,903	3,180,030
*	Pretium Resources, Inc.	455,178	4,912,185
*	Roxgold, Inc.	1,208,860	1,314,030
*	Sabina Gold & Silver Corp.	1,421,714	2,857,326
*	Sandstorm Gold, Ltd.	792,058	5,110,052
*	Seabridge Gold, Inc.	62,495	1,210,558
#*	SSR Mining, Inc.	1,130,996	19,882,531
	Stelco Holdings, Inc.	37,984	611,903
	Stella-Jones, Inc.	207,304	7,450,785
*	Taseko Mines, Ltd.	1,204,804	1,460,368
*	Teranga Gold Corp.	618,863	6,122,084
*	TMAC Resources, Inc.	15,407	26,507
#*	Torex Gold Resources, Inc.	381,514	5,024,200
#*	Trevali Mining Corp.	2,559,289	380,266
*	Turquoise Hill Resources, Ltd.	6,045	66,495
#*	Turquoise Hill Resources, Ltd.	224,833	2,479,101
#*	Wesdome Gold Mines, Ltd.	637,024	4,862,056
#	West Fraser Timber Co., Ltd.	243,892	15,628,161
#	Western Forest Products, Inc.	1,866,235	1,838,871
	Winpak, Ltd.	124,683	3,922,578
	Yamana Gold, Inc.	3,304,447	15,427,213
TOTAL MATERIALS			306,473,221
REAL ESTATE — (3.1%)
	Altus Group, Ltd.	261,893	10,025,151
	Bridgemarq Real Estate Services	53,069	611,305
#	Colliers International Group, Inc.	165,544	14,595,058
	Colliers International Group, Inc.	4,163	367,843
	DREAM Unlimited Corp., Class A	246,187	3,973,646
	Information Services Corp.	17,674	292,321
#	Invesque, Inc.	191,266	363,405
*	Mainstreet Equity Corp.	31,349	1,897,978
	Melcor Developments, Ltd.	55,340	410,695
	Morguard Corp.	21,982	1,873,735
*	Real Matters, Inc.	341,820	4,477,408
	Tricon Residential, Inc.	467,907	4,464,098
TOTAL REAL ESTATE			43,352,643
UTILITIES — (7.5%)
#	AltaGas, Ltd.	520,141	7,724,323
	Atco, Ltd., Class I	124,620	3,567,811
	Boralex, Inc., Class A	549,954	21,576,690
#	Capital Power Corp.	771,649	22,013,494
#	Innergex Renewable Energy, Inc.	618,987	14,192,529
*	Just Energy Group, Inc.	4,926	33,052
*	Maxim Power Corp.	66,734	122,639
	Polaris Infrastructure, Inc.	115,463	1,890,749
#	Superior Plus Corp.	781,510	7,394,933
#	TransAlta Corp.	1,784,708	15,659,373
	TransAlta Corp.	16,789	147,240

The Canadian Small Company Series
CONTINUED
	Shares	Value»
UTILITIES — (Continued)
# TransAlta Renewables, Inc.	614,934	$10,339,066
TOTAL UTILITIES		104,661,899
TOTAL COMMON STOCKS		1,202,567,237
RIGHTS/WARRANTS — (0.1%)
ENERGY — (0.0%)
#* Cenovus Energy, Inc. Warrants 01/01/26	61,243	170,019
MATERIALS — (0.1%)
* Pan American Silver Corp. Rights 02/22/29	1,876,416	1,444,841
TOTAL RIGHTS/WARRANTS		1,614,860
TOTAL INVESTMENT SECURITIES (Cost $990,318,300)		1,204,182,097

			Value†
SECURITIES LENDING COLLATERAL — (13.5%)
@§	The DFA Short Term Investment Fund	16,229,250	187,788,654
TOTAL INVESTMENTS — (100.0%)
(Cost $1,178,084,128)^^			$1,391,970,751
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$16,721,824	—	—	$16,721,824
Consumer Discretionary	80,887,549	$705,884	—	81,593,433
Consumer Staples	66,255,556	—	—	66,255,556
Energy	191,223,685	—	—	191,223,685
Financials	130,289,607	—	—	130,289,607
Health Care	12,256,934	—	—	12,256,934
Industrials	164,403,480	—	—	164,403,480
Information Technology	85,334,955	—	—	85,334,955
Materials	306,473,221	—	—	306,473,221
Real Estate	43,352,643	—	—	43,352,643
Utilities	104,661,899	—	—	104,661,899
Rights/Warrants
Energy	—	170,019	—	170,019
Materials	—	1,444,841	—	1,444,841
Securities Lending Collateral	—	187,788,654	—	187,788,654
TOTAL	$1,201,861,353	$190,109,398	—	$1,391,970,751

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (3.8%)
#	Ambev SA, ADR	2,303,281	$6,426,154
	Atacadao SA	247,864	862,545
*	B2W Cia Digital	60,195	905,664
	B3 SA - Brasil Bolsa Balcao	994,357	10,867,886
	Banco Bradesco SA	548,224	2,168,287
	Banco BTG Pactual SA	191,258	3,322,563
	Banco do Brasil SA	476,550	2,949,151
	Banco Santander Brasil SA	175,562	1,259,744
	BB Seguridade Participacoes SA	577,143	2,917,677
#*	Braskem SA, Sponsored ADR	87,281	774,183
*	BRF SA	574,623	2,228,589
	CCR SA	2,372,417	5,255,272
	Centrais Eletricas Brasileiras SA	107,077	561,472
	Cia Brasileira de Distribuicao	294,340	4,060,530
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,151,438
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	305,189
	Cia Energetica de Minas Gerais	128,098	379,279
#	Cia Paranaense de Energia, Sponsored ADR	8,700	104,574
	Cia Paranaense de Energia	19,900	226,045
	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	2,894,684
	Cia Siderurgica Nacional SA	394,065	2,189,490
	Cosan SA	173,557	2,380,961
	CPFL Energia SA	121,800	692,546
	Energisa SA	228,135	2,053,524
	Engie Brasil Energia SA	119,376	937,309
	Equatorial Energia SA	1,133,421	4,665,102
	Gerdau SA	93,116	336,119
	Hapvida Participacoes e Investimentos SA	452,045	1,418,579
	Hypera SA	363,863	2,147,373
	Itau Unibanco Holding SA	221,703	1,046,235
	JBS SA	1,943,203	8,587,683
	Klabin SA	1,485,490	7,629,175
	Localiza Rent a Car SA	560,114	6,539,475
	Lojas Americanas SA	148,413	511,853
	Lojas Renner SA	961,865	7,290,372
	Magazine Luiza SA	1,310,384	6,052,090
*	Natura & Co. Holding SA	784,107	7,030,795
	Notre Dame Intermedica Participacoes S.A.	269,992	4,663,202
	Petrobras Distribuidora SA	688,555	2,927,183
	Petroleo Brasileiro SA, Sponsored ADR	1,299,604	12,710,127
	Petroleo Brasileiro SA, Sponsored ADR	442,629	4,448,421
	Petroleo Brasileiro SA	3,033,556	15,152,810
	Porto Seguro SA	250,037	2,201,773
	Raia Drogasil SA	760,485	3,463,700
*	Rumo SA	1,324,031	4,912,423
	Sul America SA	289,148	2,109,131
*	Suzano SA	480,607	5,450,463
#*	Suzano SA, Sponsored ADR	74,273	841,512
	Telefonica Brasil SA	248,062	2,049,275
	TIM SA	775,636	1,885,433
	Ultrapar Participacoes SA	770,263	3,066,186
	Vale SA, Sponsored ADR	749,681	12,107,356
	Vale SA	3,260,013	52,403,060
	WEG SA	363,333	5,564,147
TOTAL BRAZIL			248,085,809

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (0.6%)
	AES Gener SA	710,254	$119,179
	Aguas Andinas SA, Class A	3,636,658	1,103,812
#	Banco de Chile, ADR	128,472	2,637,536
	Banco de Credito e Inversiones SA	46,525	1,950,086
	Banco Santander Chile, ADR	76,364	1,541,789
	Cencosud SA	2,299,922	3,990,201
	Cia Cervecerias Unidas SA	109,017	893,157
	Cia Cervecerias Unidas SA, Sponsored ADR	45,814	753,640
	Colbun SA	9,284,740	1,600,990
#	Embotelladora Andina SA, ADR, Class B	24,029	373,411
	Empresa Nacional de Telecomunicaciones SA	260,143	1,593,390
	Empresas CMPC SA	1,374,650	3,675,800
	Empresas COPEC SA	202,500	2,126,059
	Enel Americas SA, ADR	901,211	6,750,071
	Enel Chile SA, ADR	644,316	2,371,083
	Falabella SA	320,335	1,096,320
	Itau CorpBanca Chile SA	73,279,124	249,365
	Plaza SA	74,670	111,667
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	122,464	6,238,316
TOTAL CHILE			39,175,872
CHINA — (37.3%)
	360 Security Technology, Inc., Class A	156,500	392,777
*	51job, Inc., ADR	36,065	2,375,241
	AAC Technologies Holdings, Inc.	1,726,500	9,361,977
	Accelink Technologies Co Ltd, Class A	64,300	256,468
	Addsino Co., Ltd., Class A	85,000	325,600
	AECC Aero-Engine Control Co., Ltd., Class A	55,500	179,857
	AECC Aviation Power Co., Ltd., Class A	79,700	733,363
	Aerospace CH UAV Co., Ltd.	44,300	174,244
	Agile Group Holdings, Ltd.	3,840,000	4,771,448
	Agricultural Bank of China, Ltd., Class H	23,317,000	8,407,665
	Aier Eye Hospital Group Co., Ltd., Class A	171,228	2,081,204
	Air China, Ltd., Class H	3,252,000	2,250,305
	Aisino Corp., Class A	158,200	279,613
*	Alibaba Group Holding Ltd.	577,900	18,339,369
*	Alibaba Group Holding, Ltd., Sponsored ADR	929,746	235,997,427
*	Alibaba Health Information Technology, Ltd.	1,076,000	3,354,510
	A-Living Smart City Services Co., Ltd., Class H	58,500	254,072
#*	Aluminum Corp. of China, Ltd., ADR	21,075	161,224
#*	Aluminum Corp. of China, Ltd., Class H	4,954,000	1,502,672
	Angel Yeast Co., Ltd., Class A	110,900	900,742
	Anhui Anke Biotechnology Group Co., Ltd., Class A	50,600	110,028
	Anhui Conch Cement Co., Ltd., Class H	2,516,500	14,867,041
	Anhui Gujing Distillery Co., Ltd., Class A	15,416	580,781
	Anhui Jinhe Industrial Co., Ltd., Class A	54,600	373,554
	Anhui Kouzi Distillery Co., Ltd., Class A	71,000	700,444
	Anhui Yingjia Distillery Co., Ltd., Class A	74,000	412,723
#	ANTA Sports Products, Ltd.	912,000	15,019,304
	Apeloa Pharmaceutical Co., Ltd., Class A	163,520	568,304
	Asymchem Laboratories Tianjin Co., Ltd., Class A	12,500	566,226
	Autobio Diagnostics Co., Ltd., Class A	13,300	271,719
	Avary Holding Shenzhen Co., Ltd., Class A	32,176	199,365
	Avic Capital Co., Ltd., Class A	327,700	207,890
	AVIC Electromechanical Systems Co., Ltd., Class A	155,700	274,001
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	54,602	585,365
	AVIC Shenyang Aircraft Co., Ltd., Class A	30,900	366,942
	AVIC Xi'an Aircraft Industry Group Co., Ltd., Class A	113,100	543,459
	AVICOPTER P.L.C., Class A	22,704	196,355

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	90,250	$121,449
*	Baidu, Inc., Sponsored ADR	197,808	46,488,836
	Bank of Beijing Co., Ltd., Class A	782,508	572,129
	Bank of Changsha Co., Ltd., Class A	364,484	563,749
	Bank of Chengdu Co., Ltd., Class A	568,750	915,003
	Bank of China, Ltd., Class H	40,493,181	13,706,288
	Bank of Communications Co., Ltd., Class H	10,379,515	5,612,521
	Bank of Hangzhou Co., Ltd., Class A	428,704	973,383
	Bank of Jiangsu Co., Ltd., Class A	1,011,270	862,475
	Bank of Nanjing Co., Ltd., Class A	948,080	1,171,733
	Bank of Ningbo Co., Ltd., Class A	240,493	1,429,135
	Bank of Shanghai Co., Ltd., Class A	534,383	669,316
	Baoshan Iron & Steel Co., Ltd., Class A	907,100	919,105
*	BeiGene, Ltd., ADR	3,348	1,071,360
#*	BeiGene, Ltd.	178,200	4,326,798
*	Beijing BDStar Navigation Co., Ltd., Class A	25,400	177,183
	Beijing Capital Co., Ltd., Class A	818,160	356,455
	Beijing Capital Development Co., Ltd., Class A	73,900	64,873
	Beijing Dabeinong Technology Group Co., Ltd., Class A	352,152	504,098
*	Beijing Easpring Material Technology Co., Ltd., Class A	34,600	308,497
	Beijing E-Hualu Information Technology Co., Ltd., Class A	63,980	270,619
	Beijing Enlight Media Co., Ltd., Class A	168,100	339,748
	Beijing Kunlun Tech Co., Ltd., Class A	108,000	399,241
	Beijing New Building Materials P.L.C., Class A	111,003	875,650
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	204,762	1,531,059
	Beijing Originwater Technology Co., Ltd., Class A	262,400	292,874
	Beijing Shiji Information Technology Co., Ltd., Class A	62,664	323,161
*	Beijing Shougang Co., Ltd., Class A	257,300	151,156
	Beijing Shunxin Agriculture Co., Ltd., Class A	62,300	635,490
	Beijing Sinnet Technology Co., Ltd., Class A	183,337	463,967
	Beijing Thunisoft Corp., Ltd., Class A	74,700	226,006
	Beijing Tiantan Biological Products Corp., Ltd., Class A	64,347	382,704
	Beijing Tongrentang Co., Ltd., Class A	36,400	132,836
	Beijing Yanjing Brewery Co., Ltd., Class A	277,500	281,403
	Betta Pharmaceuticals Co., Ltd., Class A	17,506	348,199
	BGI Genomics Co., Ltd., Class A	45,000	965,491
	Blue Sail Medical Co., Ltd., Class A	160,662	603,545
	BOE Technology Group Co., Ltd., Class A	1,527,600	1,454,151
	Bright Dairy & Food Co., Ltd., Class A	169,885	486,417
	BTG Hotels Group Co., Ltd., Class A	91,200	305,725
#	BYD Co., Ltd., Class H	542,386	16,382,013
#	BYD Electronic International Co., Ltd.	1,425,000	9,814,195
	By-health Co., Ltd., Class A	105,593	362,113
	C&S Paper Co., Ltd., Class A	181,900	658,566
	Caitong Securities Co., Ltd., Class A	269,900	455,682
	CECEP Solar Energy Co., Ltd., Class A	332,800	319,394
	Centre Testing International Group Co Ltd, Class A	32,500	147,946
	CGN Power Co., Ltd., Class H	4,899,000	1,053,741
	Chacha Food Co., Ltd., Class A	57,400	552,133
	Changchun High & New Technology Industry Group, Inc., Class A	19,100	1,341,334
	Changjiang Securities Co., Ltd., Class A	410,502	489,707
	Changsha Jingjia Microelectronics Co., Ltd., Class A	16,400	185,240
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	17,700	584,781
	Chaozhou Three-Circle Group Co., Ltd., Class A	139,705	841,002
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	64,500	405,170
	China Aerospace Times Electronics Co., Ltd., Class A	187,600	192,841
	China Avionics Systems Co., Ltd., Class A	50,500	142,822
	China Baoan Group Co., Ltd., Class A	193,034	204,207
	China Cinda Asset Management Co., Ltd., Class H	5,722,000	1,081,695

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China CITIC Bank Corp., Ltd., Class H	8,876,928	$3,932,304
	China Coal Energy Co., Ltd., Class H	3,334,777	966,291
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	654,887
	China Conch Venture Holdings, Ltd.	2,077,000	9,875,603
	China Construction Bank Corp., Class H	75,884,590	57,476,392
*	China CSSC Holdings, Ltd., Class A	45,800	113,065
	China Eastern Airlines Corp., Ltd., ADR	11,904	238,794
	China Eastern Airlines Corp., Ltd., Class H	3,082,000	1,235,964
	China Everbright Bank Co., Ltd., Class H	5,515,000	2,265,324
#	China Evergrande Group	3,952,000	7,579,626
	China Film Co., Ltd., Class A	143,500	274,372
	China Fortune Land Development Co., Ltd., Class A	532,281	778,550
	China Galaxy Securities Co., Ltd., Class H	6,041,000	3,612,794
	China Gas Holdings, Ltd.	5,407,800	19,032,590
	China Gezhouba Group Co., Ltd., Class A	564,500	565,237
	China Great Wall Securities Co., Ltd., Class A	143,300	259,508
	China Greatwall Technology Group Co., Ltd., Class A	182,800	487,910
	China Hongqiao Group, Ltd.	3,479,000	3,071,531
	China Huarong Asset Management Co., Ltd., Class H	2,046,000	236,677
#*	China International Capital Corp., Ltd., Class H	2,061,200	5,373,950
	China International Marine Containers Group Co., Ltd., Class H	213,120	343,210
	China Jushi Co., Ltd., Class A	283,700	985,295
	China Life Insurance Co., Ltd., ADR	455,615	4,847,744
	China Life Insurance Co., Ltd., Class H	2,040,000	4,332,483
#*	China Literature, Ltd.	126,400	1,199,473
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	4,204,118
	China Meheco Co., Ltd., Class A	55,300	115,692
	China Mengniu Dairy Co., Ltd.	4,359,000	25,922,759
	China Merchants Bank Co., Ltd., Class H	3,814,554	29,211,355
	China Merchants Securities Co., Ltd., Class H	535,860	824,666
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	237,373	432,914
	China Minsheng Banking Corp., Ltd., Class H	6,906,100	3,948,718
	China Molybdenum Co., Ltd., Class H	3,585,966	2,254,366
	China National Accord Medicines Corp., Ltd., Class A	28,200	167,127
	China National Building Material Co., Ltd., Class H	10,930,000	13,026,522
	China National Medicines Corp., Ltd., Class A	96,800	592,436
	China National Nuclear Power Co., Ltd., Class A	1,600,390	1,272,827
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	146,200	401,262
#	China Oilfield Services, Ltd., Class H	4,074,000	4,485,339
	China Overseas Land & Investment, Ltd.	8,252,500	18,746,143
	China Pacific Insurance Group Co., Ltd., Class H	4,918,400	20,257,736
	China Petroleum & Chemical Corp., ADR	61,856	2,933,197
	China Petroleum & Chemical Corp., Class H	18,710,800	8,861,094
	China Railway Group, Ltd., Class H	7,014,000	3,183,962
	China Railway Signal & Communication Corp., Ltd., Class H	2,390,000	926,473
	China Resources Beer Holdings Co., Ltd.	1,159,611	10,224,074
	China Resources Cement Holdings, Ltd.	6,186,000	6,818,922
	China Resources Gas Group, Ltd.	2,140,000	10,659,581
	China Resources Land, Ltd.	5,690,666	22,518,789
	China Resources Power Holdings Co., Ltd.	2,194,517	2,315,450
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	110,058	422,039
	China Shenhua Energy Co., Ltd., Class H	5,943,000	10,977,810
	China South Publishing & Media Group Co., Ltd., Class A	87,700	127,365
*	China Southern Airlines Co., Ltd., Sponsored ADR	11,404	317,031
*	China Southern Airlines Co., Ltd., Class H	3,602,000	2,005,630
	China State Construction Engineering Corp., Ltd., Class A	1,922,400	1,427,701
	China Taiping Insurance Holdings Co., Ltd.	3,127,306	5,521,093
	China Tourism Group Duty Free Corp., Ltd., Class A	66,800	3,026,172
	China Tower Corp., Ltd., Class H	28,046,000	4,038,056

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China TransInfo Technology Co., Ltd., Class A	145,530	$399,043
	China Vanke Co., Ltd., Class H	3,423,500	12,248,781
	China Yangtze Power Co., Ltd., Class A	748,847	2,276,870
	China Zhenhua Group Science & Technology Co., Ltd., Class A	23,100	222,951
	China Zheshang Bank Co., Ltd., Class H	31,000	15,028
	Chongqing Brewery Co., Ltd., Class A	21,500	446,052
*	Chongqing Changan Automobile Co., Ltd., Class A	168,500	447,788
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	69,700	482,469
	Chongqing Rural Commercial Bank Co., Ltd., Class H	2,634,000	1,132,732
	Chongqing Zhifei Biological Products Co., Ltd., Class A	75,314	1,836,365
	Chow Tai Seng Jewellery Co., Ltd., Class A	5,900	28,502
	CIFI Holdings Group Co., Ltd.	4,673,191	3,830,615
	CITIC Securities Co., Ltd., Class H	1,814,500	3,972,560
	CITIC, Ltd.	5,824,000	4,533,820
	CNHTC Jinan Truck Co., Ltd., Class A	115,061	707,693
	CNOOC, Ltd.	10,551,700	10,323,076
	COFCO Biotechnology Co., Ltd., Class A	21,900	36,847
	Contemporary Amperex Technology Co., Ltd., Class A	82,800	4,481,113
*	COSCO SHIPPING Holdings Co., Ltd., Class H	5,157,500	5,220,281
	Country Garden Holdings Co., Ltd.	15,537,519	18,662,830
	Country Garden Services Holdings Co., Ltd.	1,257,492	10,220,434
#	CSC Financial Co., Ltd., Class H	1,105,500	1,615,436
	CSPC Pharmaceutical Group, Ltd.	17,401,200	17,690,020
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	102,300	562,115
	Dali Foods Group Co., Ltd.	4,627,500	2,787,083
	Daqin Railway Co., Ltd., Class A	1,053,060	1,036,891
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	39,056	598,238
	Datang International Power Generation Co., Ltd., Class H	2,936,000	389,634
	DHC Software Co., Ltd., Class A	290,300	332,343
	Dian Diagnostics Group Co., Ltd., Class A	83,929	541,290
	Dong-E-E-Jiao Co Ltd, Class A	64,411	325,249
	Dongfeng Motor Group Co., Ltd., Class H	3,384,000	3,333,373
	Dongxing Securities Co., Ltd., Class A	366,118	631,282
	East Money Information Co., Ltd., Class A	271,200	1,471,498
	ENN Energy Holdings, Ltd.	848,700	13,089,008
	ENN Natural Gas Co., Ltd., Class A	245,000	583,928
	Eoptolink Technology, Inc., Ltd., Class A	39,020	328,300
*	Estun Automation Co., Ltd., Class A	46,603	243,518
	Eve Energy Co., Ltd., Class A	65,105	1,068,090
#	Everbright Securities Co., Ltd., Class H	413,200	364,533
*	Fangda Carbon New Material Co., Ltd., Class A	374,324	436,805
*	FAW Jiefang Group Co., Ltd.	286,000	480,590
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	107,700	332,720
	Financial Street Holdings Co., Ltd., Class A	396,800	370,411
	First Capital Securities Co., Ltd., Class A	231,000	287,281
#	Flat Glass Group Co., Ltd., Class H	396,000	1,624,889
	Focus Media Information Technology Co., Ltd., Class A	678,700	1,137,445
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	127,194	3,869,065
	Fosun International, Ltd.	3,166,222	4,806,168
*	Founder Securities Co., Ltd., Class A	618,800	926,723
	Fujian Sunner Development Co., Ltd., Class A	215,363	952,362
	Fuyao Glass Industry Group Co., Ltd., Class H	895,600	6,218,195
	Ganfeng Lithium Co., Ltd., Class H	75,600	1,054,726
	Gansu Shangfeng Cement Co., Ltd., Class A	95,571	255,587
	G-bits Network Technology Xiamen Co., Ltd., Class A	11,400	604,577
*	GCL System Integration Technology Co., Ltd., Class A	211,500	132,106
	GD Power Development Co., Ltd., Class A	229,600	74,532
#*	GDS Holdings, Ltd., ADR	45,771	4,740,045
	Geely Automobile Holdings, Ltd.	10,400,000	37,697,803

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GEM Co., Ltd., Class A	357,976	$441,194
	Gemdale Corp., Class A	430,900	719,945
	GF Securities Co., Ltd., Class H	1,638,800	2,388,089
	Giant Network Group Co., Ltd., Class A	88,202	235,359
	Gigadevice Semiconductor Beijing, Inc., Class A	16,982	475,708
	Glodon Co., Ltd., Class A	18,800	240,655
	GoerTek, Inc., Class A	193,500	986,765
*	Gotion High-tech Co., Ltd., Class A	54,400	306,914
	Grandblue Environment Co., Ltd., Class A	4,600	14,958
	Grandjoy Holdings Group Co., Ltd., Class A	73,700	45,841
	Great Wall Motor Co., Ltd., Class H	3,807,000	11,869,058
	Gree Electric Appliances, Inc., Class A	142,233	1,234,153
	Greenland Holdings Corp., Ltd., Class A	521,500	433,397
	GRG Banking Equipment Co., Ltd., Class A	218,700	303,839
#*	GSX Techedu, Inc., ADR	18,400	1,932,184
	Guangdong Haid Group Co., Ltd., Class A	71,100	722,851
*	Guangdong HEC Technology Holding Co., Ltd., Class A	338,100	242,387
	Guangdong Hongda Blasting Co., Ltd., Class A	66,800	317,613
	Guangdong Investment, Ltd.	2,818,000	4,935,629
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	49,700	378,522
*	Guanghui Energy Co., Ltd., Class A	609,500	229,697
	Guangxi Guiguan Electric Power Co., Ltd., Class A	34,400	24,081
	Guangzhou Automobile Group Co., Ltd., Class H	3,605,162	3,272,182
	Guangzhou Baiyun International Airport Co., Ltd., Class A	214,700	456,531
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	190,000	476,427
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	318,225
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	24,501	591,609
	Guangzhou R&F Properties Co., Ltd., Class H	1,030,800	1,267,868
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	37,300	785,978
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	15,600	228,845
	Guangzhou Wondfo Biotech Co., Ltd., Class A	35,467	476,755
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	167,300	372,870
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	79,100	123,537
	Guizhou Space Appliance Co., Ltd., Class A	28,800	243,067
	Guosen Securities Co., Ltd., Class A	148,400	292,017
*	Guosheng Financial Holding, Inc., Class A	138,300	205,187
	Guotai Junan Securities Co., Ltd., Class H	636,800	923,496
	Guoyuan Securities Co., Ltd., Class A	105,040	130,758
	Haier Smart Home Co., Ltd., Class A	258,200	1,267,588
#*	Haier Smart Home Co., Ltd., Class H	4,744,000	19,641,105
	Hainan Poly Pharm Co., Ltd., Class A	4,800	32,589
	Haisco Pharmaceutical Group Co., Ltd., Class A	28,800	76,881
	Haitong Securities Co., Ltd., Class H	2,534,800	2,250,522
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	50,000	262,231
	Hangcha Group Co., Ltd., Class A	24,900	75,199
	Hangzhou First Applied Material Co., Ltd., Class A	42,200	647,922
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	132,600	542,392
	Hangzhou Robam Appliances Co., Ltd., Class A	42,573	252,927
	Hangzhou Silan Microelectronics Co., Ltd., Class A	66,100	228,760
	Hangzhou Tigermed Consulting Co., Ltd., Class A	12,100	312,761
	Han's Laser Technology Industry Group Co. Ltd., Class A	79,017	521,695
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	66,700	254,984
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	449,746
	Heilongjiang Agriculture Co., Ltd., Class A	174,805	441,675
	Henan Shuanghui Investment & Development Co., Ltd., Class A	193,729	1,406,016
	Hengan International Group Co., Ltd.	1,801,500	12,884,361
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	162,321	388,195
	Hengli Petrochemical Co., Ltd.,, Class A	390,900	2,327,668
	Hengtong Optic-electric Co., Ltd., Class A	227,200	431,303

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hengyi Petrochemical Co., Ltd., Class A	334,988	$672,000
*	Hesteel Co., Ltd., Class A	1,832,853	583,021
	Hithink RoyalFlush Information Network Co., Ltd., Class A	31,881	582,813
	Hongfa Technology Co., Ltd., Class A	62,193	530,566
*	Hua Hong Semiconductor, Ltd.	101,000	604,861
	Huaan Securities Co., Ltd., Class A	480,700	498,743
	Huadong Medicine Co., Ltd., Class A	204,800	833,400
	Huafon Chemical Co., Ltd., Class A	294,783	672,536
	Huagong Tech Co., Ltd., Class A	50,100	175,982
	Hualan Biological Engineering, Inc., Class A	104,900	744,936
	Huaneng Power International, Inc., Sponsored ADR	33,132	469,480
	Huaneng Power International, Inc., Class H	2,986,000	1,056,221
	Huatai Securities Co., Ltd., Class H	1,120,200	1,780,261
	Huaxi Securities Co., Ltd., Class A	348,500	543,841
	Huaxia Bank Co., Ltd., Class A	913,056	860,615
	Huaxin Cement Co., Ltd., Class A	206,300	623,883
	Huayu Automotive Systems Co., Ltd., Class A	217,000	997,638
	Huazhu Group, Ltd., ADR	110,265	5,347,853
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	513,559	314,810
	Hubei Dinglong Co., Ltd., Class A	42,700	144,614
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	111,730	320,446
	Huizhou Desay Sv Automotive Co., Ltd., Class A	11,000	190,377
	Hunan Valin Steel Co., Ltd., Class A	1,237,900	964,035
	Hundsun Technologies, Inc., Class A	29,780	445,963
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	347,700	477,325
	Iflytek Co., Ltd., Class A	171,100	1,232,206
	Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	34,214,816
	Industrial Bank Co., Ltd., Class A	857,039	3,057,431
	Industrial Securities Co., Ltd., Class A	501,960	638,657
	Infore Environment Technology Group Co., Ltd., Class A	247,423	308,800
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	2,987,020	530,260
	Inner Mongolia First Machinery Group Co., Ltd., Class A	12,100	19,944
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	810,103	735,030
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	316,800	2,161,836
*	Innovent Biologics, Inc.	589,000	6,695,299
	Inspur Electronic Information Industry Co., Ltd., Class A	58,384	233,262
	Jafron Biomedical Co., Ltd., Class A	35,367	430,015
	Jason Furniture Hangzhou Co., Ltd., Class A	6,500	73,786
*	JD.com, Inc., ADR	276,098	24,487,132
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	419,500	449,796
	Jiangsu Eastern Shenghong Co., Ltd., Class A	138,440	290,007
	Jiangsu Expressway Co., Ltd., Class H	1,020,000	1,182,849
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	60,198	1,088,406
	Jiangsu Hengrui Medicine Co., Ltd., Class A	220,896	3,534,924
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	70,979	262,066
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	90,612	780,462
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	14,700	31,321
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	143,900	258,570
	Jiangsu Shagang Co., Ltd., Class A	237,700	357,452
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	77,000	2,424,297
	Jiangsu Yangnong Chemical Co., Ltd., Class A	39,837	883,552
	Jiangsu Yoke Technology Co., Ltd., Class A	38,500	364,208
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	137,400	590,428
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	392,900	469,067
	Jiangsu Zhongtian Technology Co., Ltd., Class A	375,200	607,163
	Jiangxi Copper Co., Ltd., Class H	1,352,000	2,221,112
	Jiangxi Zhengbang Technology Co., Ltd., Class A	395,146	1,057,145
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	96,600	229,855

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinduicheng Molybdenum Co., Ltd., Class A	254,400	$217,450
	Jinke Properties Group Co., Ltd., Class A	182,100	195,345
	Jinyu Bio-Technology Co., Ltd., Class A	92,300	324,447
	JiuGui Liquor Co., Ltd., Class A	11,500	314,158
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	240,955	456,159
	Joinn Laboratories China Co., Ltd., Class A	10,300	231,417
*	Jointown Pharmaceutical Group Co., Ltd., Class A	227,867	665,601
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	57,600	597,444
	Joyoung Co., Ltd., Class A	76,100	331,235
#	JOYY, Inc., ADR	41,913	3,857,673
	Juewei Food Co., Ltd., Class A	43,844	610,909
	Juneyao Airlines Co., Ltd., Class A	141,100	236,190
	Kingdee International Software Group Co., Ltd.	1,323,000	5,299,634
	Kingsoft Corp., Ltd.	799,000	6,159,155
*	Kuang-Chi Technologies Co., Ltd., Class A	18,500	65,408
	Kunlun Energy Co., Ltd.	9,690,000	8,258,430
	Kweichow Moutai Co., Ltd., Class A	59,693	19,508,411
	KWG Group Holdings, Ltd.	1,036,500	1,373,311
*	KWG Living Group Holdings, Ltd.	518,250	546,107
	Lao Feng Xiang Co., Ltd., Class A	35,643	251,222
	Laobaixing Pharmacy Chain JSC, Class A	52,221	582,933
	Lenovo Group, Ltd.	19,511,278	22,710,008
	Lens Technology Co., Ltd., Class A	290,300	1,490,984
	Leo Group Co., Ltd., Class A	1,361,469	661,434
	Lepu Medical Technology Beijing Co., Ltd., Class A	199,377	828,491
	Leyard Optoelectronic Co., Ltd., Class A	56,900	55,324
	Li Ning Co., Ltd.	2,852,000	17,767,401
	Liaoning Cheng Da Co., Ltd., Class A	143,200	496,360
	Lingyi iTech Guangdong Co., Class A	447,800	710,114
	Livzon Pharmaceutical Group, Inc., Class H	49,600	183,191
	Logan Group Co., Ltd.	3,853,000	5,750,946
	Lomon Billions Group Co., Ltd., Class A	157,000	963,576
	Longfor Group Holdings, Ltd.	3,097,000	17,440,661
	LONGi Green Energy Technology Co., Ltd., Class A	234,800	3,885,783
	Luenmei Quantum Co., Ltd., Class A	252,660	378,041
	Luxi Chemical Group Co., Ltd., Class A	237,700	435,970
	Luxshare Precision Industry Co., Ltd., Class A	367,724	2,998,609
	Luzhou Laojiao Co., Ltd., Class A	76,529	3,044,342
	Maccura Biotechnology Co., Ltd., Class A	62,100	434,701
	Mango Excellent Media Co., Ltd., Class A	82,092	1,026,749
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	234,157	513,514
*	Meituan, Class B	1,209,900	55,787,734
	Metallurgical Corp. of China, Ltd., Class H	4,044,000	779,668
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	11,600	244,525
	Ming Yang Smart Energy Group, Ltd., Class A	202,404	630,159
	MLS Co., Ltd., Class A	166,400	409,194
	Muyuan Foods Co., Ltd., Class A	264,705	3,633,170
	NanJi E-Commerce Co., Ltd., Class A	340,300	513,772
	Nanjing Hanrui Cobalt Co., Ltd., Class A	21,947	358,389
	Nanjing Iron & Steel Co., Ltd., Class A	733,400	344,274
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	78,180	386,220
	Nanjing Securities Co., Ltd., Class A	225,100	367,870
	NARI Technology Co., Ltd., Class A	173,300	786,635
	NAURA Technology Group Co., Ltd., Class A	14,300	440,859
	NavInfo Co., Ltd., Class A	154,250	356,745
	NetEase, Inc., ADR	370,372	42,589,076
	New China Life Insurance Co., Ltd., Class H	1,342,200	4,989,603
	New Hope Liuhe Co., Ltd., Class A	261,800	854,106
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	93,806	15,712,505

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Newland Digital Technology Co., Ltd., Class A	18,600	$37,254
	Nine Dragons Paper Holdings, Ltd.	3,293,000	5,072,890
	Ninestar Corp., Class A	147,751	613,092
	Ningbo Joyson Electronic Corp., Class A	126,400	518,095
	Ningbo Tuopu Group Co., Ltd., Class A	27,748	185,319
	Ningbo Zhoushan Port Co., Ltd., Class A	449,700	265,695
*	NIO, Inc., ADR	297,229	16,942,053
	Northeast Securities Co., Ltd., Class A	310,720	424,803
	Oceanwide Holdings Co., Ltd., Class A	33,100	14,973
	Offcn Education Technology Co., Ltd., Class A	62,112	379,997
	Offshore Oil Engineering Co., Ltd., Class A	368,100	240,074
	OFILM Group Co., Ltd., Class A	387,200	613,025
	Oppein Home Group, Inc., Class A	35,230	813,702
	Opple Lighting Co., Ltd., Class A	26,337	125,243
	Orient Securities Co., Ltd., Class H	1,174,400	826,393
	Oriental Pearl Group Co., Ltd., Class A	328,200	441,965
	Ovctek China, Inc., Class A	23,680	402,954
*	Pacific Securities Co., Ltd. (The), Class A	708,600	357,356
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	529,000	159,163
	People's Insurance Co. Group of China, Ltd. (The), Class H	6,783,000	2,084,869
	Perfect World Co., Ltd., Class A	120,485	507,138
	PetroChina Co., Ltd., ADR	118,623	3,608,512
	PetroChina Co., Ltd., Class H	10,762,000	3,245,602
	PharmaBlock Sciences Nanjing, Inc., Class A	2,100	54,329
	PICC Property & Casualty Co., Ltd., Class H	11,467,198	8,329,863
*	Pinduoduo, Inc., ADR	90,246	14,954,665
	Ping An Bank Co., Ltd., Class A	729,900	2,602,559
#*	Ping An Healthcare and Technology Co., Ltd.	363,500	4,497,446
	Ping An Insurance Group Co. of China, Ltd., Class H	5,805,000	68,370,009
*	Polaris Bay Group Co., Ltd., Class A	231,000	384,062
	Poly Developments and Holdings Group Co., Ltd., Class A	448,683	955,747
	Postal Savings Bank of China Co., Ltd., Class H	11,773,000	8,399,472
	Power Construction Corp. of China, Ltd., Class A	939,511	548,154
	Proya Cosmetics Co., Ltd., Class A	14,700	421,940
	Qianhe Condiment and Food Co., Ltd., Class A	48,800	346,670
	Qingdao Port International Co., Ltd., Class H	69,000	39,885
	Qingdao TGOOD Electric Co., Ltd., Class A	78,000	437,143
	Red Avenue New Materials Group Co., Ltd., Class A	25,000	112,334
	Red Star Macalline Group Corp., Ltd., Class H	336,429	225,321
	RiseSun Real Estate Development Co., Ltd., Class A	771,234	747,658
	Rongsheng Petro Chemical Co., Ltd., Class A	323,663	1,708,199
	SAIC Motor Corp, Ltd., Class A	283,500	959,082
	Sailun Group Co., Ltd., Class A	406,500	552,003
	Sanan Optoelectronics Co., Ltd., Class A	149,500	680,760
	Sangfor Technologies, Inc., Class A	8,900	408,669
	Sansteel Minguang Co., Ltd. Fujian, Class A	323,100	316,178
	Sany Heavy Industry Co., Ltd., Class A	579,334	3,611,514
	SDIC Power Holdings Co., Ltd., Class A	251,000	337,048
	Sealand Securities Co., Ltd., Class A	722,700	576,112
	Seazen Group, Ltd.	5,844,000	5,351,718
	Seazen Holdings Co., Ltd. , Class A	295,500	1,927,032
	SF Holding Co., Ltd., Class A	227,261	3,470,233
	SG Micro Corp., Class A	4,200	196,323
	Shaanxi Coal Industry Co., Ltd., Class A	797,200	1,247,436
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	141,100	483,822
	Shandong Gold Mining Co., Ltd., Class H	1,071,500	2,240,481
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	102,300	541,389
	Shandong Hi-speed Co., Ltd., Class A	111,700	95,438
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	161,500	972,444

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Linglong Tyre Co., Ltd., Class A	147,800	$979,041
	Shandong Nanshan Aluminum Co., Ltd., Class A	910,010	467,629
	Shandong Sinocera Functional Material Co., Ltd., Class A	42,800	316,786
	Shandong Sun Paper Industry JSC, Ltd., Class A	352,950	861,178
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	5,092,000	9,509,651
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	28,100	517,081
	Shanghai Baosight Software Co., Ltd., Class A	51,010	524,280
*	Shanghai Electric Group Co., Ltd., Class H	3,012,000	1,099,716
	Shanghai Electric Power Co., Ltd., Class A	33,600	35,253
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	398,000	1,787,925
	Shanghai International Airport Co Ltd, Class A	32,400	395,215
	Shanghai International Port Group Co., Ltd., Class A	334,000	227,752
	Shanghai Jahwa United Co., Ltd., Class A	53,100	324,867
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	59,400	476,089
*	Shanghai Junshi Biosciences Co., Ltd., Class H	8,400	82,732
	Shanghai Lingang Holdings Corp., Ltd., Class A	73,300	214,885
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	155,520	251,616
	Shanghai M&G Stationery Inc, Class A	51,069	742,501
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	66,900	194,781
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,163,400	2,010,929
	Shanghai Pudong Development Bank Co., Ltd., Class A	895,071	1,377,187
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	21,201	324,330
	Shanghai RAAS Blood Products Co., Ltd., Class A	380,800	425,310
	Shanghai Shimao Co., Ltd., Class A	194,234	131,740
	Shanghai Tunnel Engineering Co., Ltd., Class A	23,800	19,039
*	Shanghai Wanye Enterprises Co., Ltd., Class A	35,360	79,594
	Shanghai Weaver Network Co., Ltd., Class A	9,200	132,387
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	340,259	549,760
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	205,600	547,278
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	525,930	391,283
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	313,130	263,902
*	Shanxi Meijin Energy Co., Ltd., Class A	523,517	572,543
	Shanxi Securities Co., Ltd., Class A	476,560	573,223
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	538,600	295,970
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	41,148	2,378,275
	Shenergy Co., Ltd., Class A	43,000	33,969
*	Shenghe Resources Holding Co., Ltd., Class A	145,600	361,803
	Shengyi Technology Co., Ltd., Class A	248,300	975,160
	Shennan Circuits Co., Ltd., Class A	25,382	419,067
	Shenwan Hongyuan Group Co., Ltd., Class H	1,503,200	407,728
	Shenzhen Airport Co., Ltd., Class A	29,000	35,051
	Shenzhen Capchem Technology Co., Ltd., Class A	11,000	140,502
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	68,900	276,395
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	16,100	22,658
	Shenzhen Gas Corp., Ltd., Class A	150,500	146,083
	Shenzhen Goodix Technology Co., Ltd., Class A	29,100	625,222
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	97,300	279,326
	Shenzhen Inovance Technology Co., Ltd., Class A	43,000	631,643
	Shenzhen Kaifa Technology Co., Ltd., Class A	121,700	387,504
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	18,750	428,024
	Shenzhen Kinwong Electronic Co., Ltd., Class A	62,764	255,063
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	47,389	3,278,106
*	Shenzhen MTC Co., Ltd., Class A	533,300	548,435
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	768,580	781,175
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	71,100	384,021
	Shenzhen SC New Energy Technology Corp., Class A	12,700	260,648
	Shenzhen Sunlord Electronics Co., Ltd., Class A	53,300	251,691
	Shenzhen Sunway Communication Co., Ltd., Class A	121,500	600,193
	Shenzhen Yinghe Technology Co., Ltd., Class A	49,100	153,798

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	106,771	$541,635
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	116,117	440,576
	Shimao Group Holdings, Ltd.	3,062,871	8,855,815
*	Siasun Robot & Automation Co., Ltd., Class A	128,400	235,590
	Sichuan Chuantou Energy Co., Ltd., Class A	149,500	253,158
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	129,301	380,333
	Sichuan Swellfun Co., Ltd., Class A	21,700	301,283
	Sichuan Yahua Industrial Group Co., Ltd., Class A	73,800	249,766
	Sieyuan Electric Co., Ltd., Class A	16,000	51,515
	Sino Biopharmaceutical, Ltd.	20,119,500	18,678,131
	Sinocare, Inc., Class A	31,620	204,851
	Sinolink Securities Co., Ltd., Class A	220,500	483,265
	Sinoma Science & Technology Co., Ltd., Class A	243,094	946,137
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,505,000	332,646
	Sinopharm Group Co., Ltd., Class H	2,426,400	5,946,261
	Sinotruk Hong Kong, Ltd.	1,510,500	4,706,195
	Skshu Paint Co., Ltd., Class A	10,820	247,858
	Songcheng Performance Development Co., Ltd., Class A	146,500	371,223
	SooChow Securities Co., Ltd., Class A	515,200	695,038
	Spring Airlines Co., Ltd., Class A	45,000	409,596
#	Sunac China Holdings, Ltd.	5,903,000	21,931,817
*	Sunac Services Holdings, Ltd.	185,102	520,456
	Sungrow Power Supply Co., Ltd., Class A	53,300	860,658
	Suning.com Co., Ltd., Class A	664,724	678,706
	Sunny Optical Technology Group Co., Ltd.	609,800	15,930,373
	Sunwoda Electronic Co., Ltd., Class A	91,800	382,730
	Suofeiya Home Collection Co., Ltd., Class A	5,400	26,463
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	129,000	433,069
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	326,600	400,842
	Suzhou Maxwell Technologies Co., Ltd., Class A	4,700	406,065
	Taiji Computer Corp., Ltd., Class A	5,039	18,406
	Tangshan Jidong Cement Co., Ltd., Class A	221,266	463,198
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	188,500	342,297
	TBEA Co., Ltd., Class A	276,500	543,202
	TCL Technology Group Corp., Class A	644,200	851,585
*	Tech-Bank Food Co., Ltd., Class A	264,700	582,672
	Tencent Holdings, Ltd.	4,023,600	358,515,932
*	Tencent Music Entertainment Group, ADR	35,900	954,940
	Thunder Software Technology Co., Ltd., Class A	13,300	301,554
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	56,900	363,735
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	185,000	776,113
	Tianma Microelectronics Co., Ltd., Class A	161,455	399,370
*	Tianqi Lithium Corp., Class A	57,600	532,034
	Tianshui Huatian Technology Co., Ltd., Class A	205,000	447,890
	Tingyi Cayman Islands Holding Corp.	5,156,000	10,245,188
	Toly Bread Co., Ltd., Class A	41,000	353,350
*	TongFu Microelectronics Co., Ltd., Class A	138,900	586,575
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	214,500	370,104
	Tongkun Group Co., Ltd., Class A	147,509	527,817
	Tongling Nonferrous Metals Group Co., Ltd., Class A	1,091,500	385,558
	Tongwei Co., Ltd., Class A	209,300	1,480,738
*	Topchoice Medical Corp., Class A	13,300	624,506
*	Topsec Technologies Group, Inc., Class A	104,600	335,525
	Transfar Zhilian Co., Ltd., Class A	136,526	126,862
	TravelSky Technology, Ltd., Class H	358,000	797,666
*	Trip.com Group, Ltd., ADR	407,662	12,975,881
	Tsingtao Brewery Co., Ltd., Class H	888,000	8,563,602
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	32,400	603,016
	Unisplendour Corp., Ltd., Class A	259,960	825,091

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	United Energy Group, Ltd.	3,980,000	$619,311
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	100,900	257,399
	Valiant Co., Ltd., Class A	82,500	275,619
	Venustech Group, Inc., Class A	43,700	223,201
	Victory Giant Technology Huizhou Co., Ltd., Class A	54,800	180,135
*	Vipshop Holdings, Ltd., ADR	882,644	24,202,098
	Walvax Biotechnology Co., Ltd., Class A	55,500	339,190
*	Wanda Film Holding Co., Ltd., Class A	109,300	361,703
	Wangfujing Group Co., Ltd., Class A	72,700	359,517
	Wangsu Science & Technology Co., Ltd., Class A	105,600	97,730
	Wanhua Chemical Group Co., Ltd., Class A	203,200	3,502,529
	Want Want China Holdings, Ltd.	12,213,000	8,770,274
	Wanxiang Qianchao Co., Ltd., Class A	163,600	117,327
#*	Weibo Corp., Sponsored ADR	134,278	6,120,391
	Weichai Power Co., Ltd., Class H	4,020,800	11,858,710
	Weifu High-Technology Group Co., Ltd., Class A	75,738	267,577
	Weihai Guangwei Composites Co., Ltd., Class A	31,129	426,573
	Wens Foodstuffs Group Co., Ltd., Class A	458,180	1,200,710
	Western Securities Co., Ltd., Class A	464,900	709,512
	Will Semiconductor Co., Ltd., Class A	40,312	1,795,659
	Wingtech Technology Co., Ltd., Class A	51,600	837,216
	Winning Health Technology Group Co., Ltd., Class A	183,700	430,883
	Wolong Electric Group Co., Ltd., Class A	153,600	291,630
*	Wonders Information Co., Ltd., Class A	21,868	64,168
	Wuchan Zhongda Group Co., Ltd., Class A	615,250	405,484
	Wuhan Guide Infrared Co., Ltd., Class A	76,960	506,581
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	14,600	207,077
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	258,804	1,291,279
	Wuhu Token Science Co., Ltd., Class A	295,000	342,205
	Wuliangye Yibin Co., Ltd., Class A	188,906	8,485,351
	WUS Printed Circuit Kunshan Co., Ltd., Class A	261,300	690,362
	WuXi AppTec Co., Ltd., Class H	153,900	3,660,877
*	Wuxi Biologics Cayman, Inc.	938,000	13,133,802
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	35,800	493,334
	Wuxi Taiji Industry Co., Ltd., Class A	245,600	308,260
	XCMG Construction Machinery Co., Ltd., Class A	692,003	572,551
	Xiamen C & D, Inc., Class A	347,900	415,312
	Xiamen Faratronic Co., Ltd., Class A	19,900	312,172
	Xiamen Intretech, Inc., Class A	43,800	466,546
	Xiamen Kingdomway Group Co., Class A	76,838	353,110
	Xiamen Meiya Pico Information Co., Ltd., Class A	8,700	25,257
	Xiamen Tungsten Co., Ltd., Class A	178,680	487,357
*	Xiaomi Corp., Class B	8,639,600	32,266,184
	Xinfengming Group Co., Ltd., Class A	101,194	284,317
	Xinhu Zhongbao Co., Ltd., Class A	1,141,400	530,992
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	841,559	1,753,048
	Xinjiang Tianshan Cement Co., Ltd., Class A	137,900	310,629
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	144,100	420,892
	Xinyi Solar Holdings, Ltd.	3,464,011	7,579,257
	Yango Group Co., Ltd., Class A	547,029	511,594
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	23,700	161,138
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	28,400	163,434
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	23,200	65,453
	Yantai Eddie Precision Machinery Co., Ltd., Class A	39,401	462,846
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	108,983	721,794
	YanTai Shuangta Food Co., Ltd., Class A	72,700	134,520
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	3,802,977
	Yealink Network Technology Corp., Ltd., Class A	41,840	517,044

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yifan Pharmaceutical Co., Ltd., Class A	146,600	$413,037
	Yifeng Pharmacy Chain Co., Ltd., Class A	27,300	428,037
	Yihai International Holding, Ltd.	818,000	13,437,647
	Yintai Gold Co., Ltd., Class A	343,617	420,754
	Yixintang Pharmaceutical Group Co., Ltd., Class A	43,700	259,765
	Yonghui Superstores Co., Ltd., Class A	900,300	948,782
	Yonyou Network Technology Co., Ltd., Class A	83,500	555,113
	Youngor Group Co., Ltd., Class A	614,504	673,920
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	63,100	175,388
	Yum China Holdings, Inc.	550,004	31,190,727
	Yunda Holding Co., Ltd., Class A	364,290	952,725
*	Yunnan Aluminium Co., Ltd., Class A	411,100	477,743
	Yunnan Baiyao Group Co Ltd, Class A	44,400	911,390
*	Yunnan Copper Co., Ltd., Class A	223,400	445,556
	Yunnan Energy New Material Co., Ltd., Class A	33,285	676,094
*	Yunnan Tin Co., Ltd., Class A	157,100	297,796
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	25,050	1,153,412
	Zhefu Holding Group Co., Ltd., Class A	614,023	451,514
*	Zhejiang Century Huatong Group Co., Ltd., Class A	650,500	623,550
	Zhejiang Chint Electrics Co., Ltd., Class A	198,984	1,136,303
	Zhejiang Dahua Technology Co., Ltd., Class A	297,413	1,118,000
	Zhejiang Dingli Machinery Co., Ltd., Class A	29,170	522,953
	Zhejiang Hailiang Co., Ltd., Class A	14,200	17,832
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	172,140	650,938
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	50,300	766,980
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	13,700	191,675
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	73,200	452,137
	Zhejiang Juhua Co., Ltd., Class A	252,100	343,156
	Zhejiang Longsheng Group Co., Ltd., Class A	316,700	669,308
	Zhejiang NHU Co., Ltd., Class A	254,200	1,456,908
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	178,790	632,739
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	110,800	600,975
	Zhejiang Semir Garment Co., Ltd., Class A	205,582	273,155
	Zhejiang Supor Co., Ltd., Class A	31,503	387,637
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	8,900	104,983
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	153,893	413,170
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	231,434	759,559
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	16,300	234,246
	Zhengzhou Yutong Bus Co., Ltd., Class A	219,309	471,560
	Zheshang Securities Co., Ltd., Class A	270,063	550,506
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	434,000	2,657,042
	Zhongji Innolight Co., Ltd., Class A	45,527	363,625
	Zhongjin Gold Corp., Ltd., Class A	370,400	479,904
	Zhongsheng Group Holdings, Ltd.	1,513,000	8,860,719
*	Zhongtian Financial Group Co., Ltd., Class A	728,200	303,039
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	33,500	359,070
	Zhuzhou Kibing Group Co., Ltd., Class A	464,501	879,951
	Zijin Mining Group Co., Ltd., Class H	8,813,000	9,728,363
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,840,600	2,515,241
	ZTE Corp., Class H	1,033,085	2,923,363
	ZTO Express Cayman, Inc., ADR	465,407	15,395,664
TOTAL CHINA			2,419,001,323
COLOMBIA — (0.3%)
	Banco de Bogota SA	50,461	1,179,165
	Bancolombia SA, Sponsored ADR	62,419	2,196,525
	Bancolombia SA	147,151	1,261,646
	Cementos Argos SA	206,014	337,103
#	Ecopetrol SA, Sponsored ADR	59,388	675,835

The Emerging Markets Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Ecopetrol SA	2,390,736	$1,359,817
	Grupo Argos SA	402,382	1,499,488
#	Grupo Aval Acciones y Valores SA, ADR	58,803	376,927
	Grupo de Inversiones Suramericana SA	286,297	1,820,939
	Grupo Energia Bogota SA ESP	633,815	463,684
	Grupo Nutresa SA	173,509	1,186,219
	Interconexion Electrica SA ESP	409,714	2,647,238
TOTAL COLOMBIA			15,004,586
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	170,140	4,079,941
*	Komercni banka A.S.	33,431	1,014,698
	O2 Czech Republic A.S.	71,923	844,335
TOTAL CZECH REPUBLIC			5,938,974
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,096,023	4,322,948
	Commercial International Bank Egypt S.A.E., GDR	770	3,042
TOTAL EGYPT			4,325,990
GREECE — (0.2%)
*	Alpha Bank AE	891,367	806,466
*	Eurobank Ergasias Services and Holdings SA, Class A	1,679,991	1,109,636
*	FF Group	12,618	13,781
*	GEK Terna Holding Real Estate Construction SA	8,023	69,610
	Hellenic Petroleum SA	33,695	223,692
	Hellenic Telecommunications Organization SA	192,492	2,797,994
	JUMBO SA	61,144	957,818
*	LAMDA Development SA	11,344	87,104
	Motor Oil Hellas Corinth Refineries SA	56,156	789,371
	Mytilineos SA	67,475	982,421
*	National Bank of Greece SA	392,915	922,082
	OPAP SA	330,784	4,049,516
	Terna Energy SA	49,394	842,094
	Titan Cement International SA	61,385	1,069,813
TOTAL GREECE			14,721,398
HONG KONG — (0.3%)
	Shenzhou International Group Holdings, Ltd.	932,200	18,179,301
HUNGARY — (0.3%)
*	MOL Hungarian Oil & Gas P.L.C.	1,134,414	8,518,644
*	OTP Bank Nyrt	197,989	9,027,462
	Richter Gedeon Nyrt	116,585	3,284,139
TOTAL HUNGARY			20,830,245
INDIA — (10.0%)
*	3M India, Ltd.	2,464	648,726
	ABB India, Ltd.	4,112	78,013
*	ABB Powar Products & System India, Ltd.	8,507	140,817
	ACC, Ltd.	91,975	2,018,214
	Adani Enterprises, Ltd.	188,431	1,291,747
*	Adani Green Energy, Ltd.	254,702	3,574,525
	Adani Ports & Special Economic Zone, Ltd.	981,634	6,846,960
*	Adani Power, Ltd.	1,288,677	905,989
	Adani Total Gas, Ltd.	77,152	400,472
*	Adani Transmissions, Ltd.	401,310	2,534,997

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Capital, Ltd.	233,824	$259,493
	Ambuja Cements, Ltd.	815,107	2,718,930
	Apollo Hospitals Enterprise, Ltd.	102,603	3,597,112
	Ashok Leyland, Ltd.	714,550	1,075,523
	Asian Paints, Ltd.	247,184	8,161,755
	Aurobindo Pharma, Ltd.	729,321	9,036,014
*	Avenue Supermarts, Ltd.	44,312	1,635,796
*	Axis Bank, Ltd.	1,595,795	14,539,011
	Bajaj Auto, Ltd.	80,649	4,442,083
	Bajaj Finance, Ltd.	108,976	7,039,879
	Bajaj Finserv, Ltd.	20,067	2,390,146
	Bajaj Holdings & Investment, Ltd.	61,441	2,719,860
	Balkrishna Industries, Ltd.	140,951	3,061,173
*	Bank of Baroda	864,283	806,699
	Bayer CropScience, Ltd.	1,770	130,504
	Berger Paints India, Ltd.	372,075	3,628,085
	Bharat Electronics, Ltd.	1,642,154	2,908,315
	Bharat Forge, Ltd.	168,836	1,354,539
	Bharat Petroleum Corp., Ltd.	371,144	1,958,820
	Bharti Airtel, Ltd.	1,199,603	9,062,512
*	Biocon, Ltd.	359,735	1,834,714
	Bosch, Ltd.	4,945	1,035,495
	Britannia Industries, Ltd.	48,194	2,312,111
	Cadila Healthcare, Ltd.	378,635	2,337,001
	Cholamandalam Investment and Finance Co., Ltd.	687,891	3,760,452
	Cipla, Ltd.	405,531	4,594,870
	Coal India, Ltd.	771,890	1,327,915
	Colgate-Palmolive India, Ltd.	109,696	2,406,078
	Container Corp. Of India, Ltd.	291,413	1,742,633
	Dabur India, Ltd.	394,673	2,774,210
	Dalmia Bharat, Ltd.	25,835	404,756
	Divi's Laboratories, Ltd.	61,792	2,854,994
	DLF, Ltd.	665,071	2,326,958
#	Dr Reddy's Laboratories, Ltd., ADR	97,129	5,952,065
*	Edelweiss Financial Services, Ltd.	217,119	186,419
	Eicher Motors, Ltd.	171,177	6,456,223
	Emami, Ltd.	88,793	611,114
	GAIL India, Ltd.	1,765,666	3,017,058
	GAIL India, Ltd., GDR	102,368	1,057,159
*	General Insurance Corp. of India	41,043	74,118
	Gillette India, Ltd.	2,559	195,742
	GlaxoSmithKline Pharmaceuticals, Ltd.	34,920	701,641
	Godrej Consumer Products, Ltd.	373,519	3,831,142
*	Godrej Properties, Ltd.	29,696	513,460
	Grasim Industries, Ltd.	397,818	5,775,348
	Havells India, Ltd.	319,184	4,561,114
	HCL Technologies, Ltd.	1,029,922	12,873,596
	HDFC Asset Management Co., Ltd.	23,512	928,173
*	HDFC Bank, Ltd.	2,163,503	41,302,236
*	HDFC Life Insurance Co., Ltd.	210,734	1,960,934
*	Hemisphere Properties India, Ltd.	109,030	206,474
	Hero MotoCorp, Ltd.	131,435	5,881,731
	Hindalco Industries, Ltd.	2,897,154	8,908,211
	Hindustan Petroleum Corp., Ltd.	689,862	2,062,287
	Hindustan Unilever, Ltd.	599,151	18,554,699
	Honeywell Automation India, Ltd.	1,023	547,907
	Housing Development Finance Corp., Ltd.	698,168	22,704,171
*	ICICI Bank, Ltd., Sponsored ADR	509,342	7,691,057
*	ICICI Bank, Ltd.	1,187,266	8,807,500

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	ICICI Lombard General Insurance Co., Ltd.	76,631	$1,389,022
*	ICICI Prudential Life Insurance Co., Ltd.	248,252	1,637,911
	IIFL Securities, Ltd.	120,008	76,142
	IIFL Wealth Management, Ltd.	12,873	181,068
	Indian Oil Corp., Ltd.	1,029,763	1,313,625
	Indraprastha Gas, Ltd.	285,841	2,013,944
	Indus Towers, Ltd.	704,276	2,232,557
*	IndusInd Bank, Ltd.	173,449	2,021,856
	Info Edge India, Ltd.	35,335	2,126,610
	Infosys, Ltd., Sponsored ADR	1,345,607	22,713,846
	Infosys, Ltd.	1,828,393	31,255,346
*	InterGlobe Aviation, Ltd.	48,289	1,036,086
	ITC, Ltd.	2,469,603	6,865,355
	JSW Steel, Ltd.	1,921,018	9,553,360
	Jubilant Foodworks, Ltd.	119,239	4,237,534
	Kansai Nerolac Paints, Ltd.	142,647	1,093,141
*	Kotak Mahindra Bank, Ltd.	442,857	10,359,499
	Larsen & Toubro Infotech, Ltd.	77,416	4,235,290
	Larsen & Toubro, Ltd.	419,388	7,664,883
	Lupin, Ltd.	303,782	4,191,810
*	Mahindra & Mahindra Financial Services, Ltd.	824,075	1,733,972
	Mahindra & Mahindra, Ltd.	922,374	9,491,218
	Marico, Ltd.	758,665	4,306,540
	Maruti Suzuki India, Ltd.	41,172	4,066,850
	Mindtree, Ltd.	3,245	72,875
	Motherson Sumi Systems, Ltd.	2,316,563	4,604,038
	Mphasis, Ltd.	146,876	3,092,054
	MRF, Ltd.	2,053	2,359,633
	Muthoot Finance, Ltd.	211,921	3,216,375
	Nestle India, Ltd.	20,232	4,747,993
	NMDC, Ltd.	397,000	569,694
	NTPC, Ltd.	1,326,136	1,608,983
	Oil & Natural Gas Corp., Ltd.	795,410	969,059
	Oracle Financial Services Software, Ltd.	37,250	1,639,426
	Page Industries, Ltd.	8,408	3,140,334
	Petronet LNG, Ltd.	1,656,399	5,388,386
	Pfizer, Ltd.	2,520	159,636
	PI Industries, Ltd.	5,584	156,938
	Pidilite Industries, Ltd.	95,834	2,207,846
	Piramal Enterprises, Ltd.	111,250	1,988,975
	Power Finance Corp., Ltd.	1,284,234	1,936,010
	Power Grid Corp. of India, Ltd.	1,217,059	3,062,313
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	1,704,846
*	Punjab National Bank	2,097,840	961,441
	Rajesh Exports, Ltd.	18,770	122,713
	REC, Ltd.	1,274,422	2,310,740
	Reliance Industries, Ltd.	1,725,557	43,495,912
*	SBI Life Insurance Co., Ltd.	132,215	1,565,902
	Shree Cement, Ltd.	10,117	3,120,514
	Shriram Transport Finance Co., Ltd.	173,639	3,064,427
	Siemens, Ltd.	46,139	1,003,859
	SRF, Ltd.	17,410	1,274,152
*	State Bank of India	1,062,397	4,093,556
*	State Bank of India, GDR	3,115	120,706
	Sun Pharmaceutical Industries, Ltd.	680,204	5,471,053
	Sundaram Finance Holdings, Ltd.	27,690	26,056
	Sundaram Finance, Ltd.	1,867	43,405
	Tata Communications, Ltd.	107,530	1,480,261
	Tata Consultancy Services, Ltd.	744,744	31,845,263

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Consumer Products, Ltd.	521,576	$3,957,584
*	Tata Motors, Ltd.	3,683,469	13,150,576
	Tata Steel, Ltd.	441,921	3,623,056
	Tech Mahindra, Ltd.	610,157	8,007,739
	Titan Co., Ltd.	252,695	4,914,898
	Torrent Pharmaceuticals, Ltd.	86,130	3,052,728
	UltraTech Cement, Ltd.	105,617	7,684,908
	United Breweries, Ltd.	66,143	1,177,507
*	United Spirits, Ltd.	386,381	3,062,602
	UPL, Ltd.	1,301,255	10,020,249
	Varun Beverages, Ltd.	13,519	164,913
	Vedanta, Ltd.	3,703,380	8,155,693
	Whirlpool of India, Ltd.	27,842	971,529
	Wipro, Ltd.	1,745,940	10,049,910
TOTAL INDIA			650,457,206
INDONESIA — (1.5%)
	Ace Hardware Indonesia Tbk PT	6,071,100	673,637
	Adaro Energy Tbk PT	19,216,300	1,637,137
	Astra International Tbk PT	17,310,410	7,501,105
	Bank Central Asia Tbk PT	5,656,500	13,604,612
	Bank Danamon Indonesia Tbk PT	4,650,879	945,253
	Bank Mandiri Persero Tbk PT	10,365,234	4,849,384
	Bank Negara Indonesia Persero Tbk PT	6,400,322	2,518,229
	Bank Rakyat Indonesia Persero Tbk PT	33,990,900	10,077,176
*	Barito Pacific Tbk PT	30,830,700	1,935,435
	Bayan Resources Tbk PT	79,500	82,174
	Bukit Asam Tbk PT	1,487,200	272,301
	Charoen Pokphand Indonesia Tbk PT	6,557,200	2,677,772
*	Gudang Garam Tbk PT	1,030,300	2,766,838
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,321,900	4,869,914
	Indocement Tunggal Prakarsa Tbk PT	1,332,100	1,265,369
	Indofood CBP Sukses Makmur Tbk PT	2,659,100	1,722,677
	Indofood Sukses Makmur Tbk PT	9,758,500	4,199,586
	Jasa Marga Persero Tbk PT	1,264,513	388,457
	Kalbe Farma Tbk PT	26,362,200	2,747,983
	Mayora Indah Tbk PT	8,835,625	1,755,234
*	Merdeka Copper Gold Tbk PT	2,099,200	379,864
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	901,604
	Perusahaan Gas Negara Tbk PT	10,792,900	1,028,368
	Sarana Menara Nusantara Tbk PT	38,313,400	2,615,174
	Semen Indonesia Persero Tbk PT	3,108,800	2,342,405
*	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	257,848
	Telkom Indonesia Persero Tbk PT	30,958,200	6,842,386
#	Telkom Indonesia Persero Tbk PT, Sponsored ADR	12,640	284,526
	Tower Bersama Infrastructure Tbk PT	12,992,000	2,066,974
	Transcoal Pacific Tbk PT	179,600	97,423
	Unilever Indonesia Tbk PT	6,371,200	3,138,789
	United Tractors Tbk PT	4,243,896	6,890,690
*	Vale Indonesia Tbk PT	2,831,000	1,102,648
TOTAL INDONESIA			94,438,972
MALAYSIA — (1.7%)
	AMMB Holdings Bhd	3,359,659	2,554,323
	Axiata Group Bhd	3,497,332	2,873,607
	Batu Kawan Bhd	105,400	465,813
	BIMB Holdings Bhd	1,229,655	1,214,626
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	659,817

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	CIMB Group Holdings Bhd	3,329,091	$3,155,089
	Dialog Group Bhd	2,303,318	1,726,421
	DiGi.Com Bhd	2,752,520	2,575,089
	Fraser & Neave Holdings Bhd	226,900	1,785,721
	Gamuda Bhd	2,473,046	2,014,821
#	Genting Bhd	2,364,200	2,320,767
#	Genting Malaysia Bhd	3,056,900	1,856,603
#	Genting Plantations Bhd	305,500	731,759
#	HAP Seng Consolidated Bhd	912,700	1,843,648
#	Hartalega Holdings Bhd	1,440,600	4,571,443
	Heineken Malaysia Bhd	121,200	693,905
	Hong Leong Bank Bhd	343,166	1,462,947
#	Hong Leong Financial Group Bhd	502,783	2,028,752
	IHH Healthcare Bhd	814,000	1,027,308
	IJM Corp. Bhd	831,962	308,033
	Inari Amertron Bhd	3,580,200	2,991,709
#	IOI Corp. Bhd	1,439,405	1,501,049
	IOI Properties Group Bhd	1,935,229	620,372
#	Kossan Rubber Industries	1,160,000	1,273,861
	Kuala Lumpur Kepong Bhd	267,846	1,535,630
#	Malayan Banking Bhd	2,722,262	5,250,647
	Malaysia Airports Holdings Bhd	1,879,941	2,392,861
#	Maxis Bhd	2,383,100	2,807,110
	MISC Bhd	608,498	895,155
	Nestle Malaysia Bhd	45,500	1,538,544
	Petronas Chemicals Group Bhd	1,555,200	2,571,118
	Petronas Dagangan Bhd	344,300	1,644,739
	Petronas Gas Bhd	540,600	2,140,753
	PPB Group Bhd	744,580	3,401,811
	Press Metal Aluminium Holdings Bhd	1,190,500	2,344,952
	Public Bank Bhd	14,942,569	15,457,968
#	QL Resources Bhd	1,723,685	2,560,013
#	RHB Bank Bhd	2,322,405	2,922,640
	Serba Dinamik Holdings Bhd	20	8
	Sime Darby Bhd	6,056,261	3,284,697
	Sime Darby Plantation Bhd	1,147,161	1,371,637
	Sunway Bhd	2,206,082	817,415
*	Supermax Corp. Bhd	263,300	441,177
	Telekom Malaysia Bhd	1,128,264	1,767,806
	Tenaga Nasional Bhd	1,488,550	3,546,656
	TIME dotCom Bhd	102,400	351,634
#	Top Glove Corp. Bhd	3,681,900	6,124,277
	United Plantations Bhd	77,000	271,378
	Westports Holdings Bhd	1,775,400	1,881,969
	Yinson Holdings Bhd	688,800	883,539
*	YTL Corp. Bhd	11,208,112	1,781,212
*	YTL Power International Bhd	191,821	31,051
TOTAL MALAYSIA			112,275,880
MEXICO — (2.0%)
	Alfa S.A.B. de C.V., Class A	8,597,258	5,397,664
#	America Movil S.A.B. de C.V.	24,212,118	16,122,514
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,445,808
	Arca Continental S.A.B. de C.V.	356,254	1,621,643
	Becle S.A.B. de C.V.	415,585	885,138
*	Cemex S.A.B. de C.V.	19,875,569	11,421,738
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	12,435	541,420
#	Coca-Cola Femsa S.A.B. de C.V.	415,925	1,816,768
*	Controladora Nemak SAB de CV	8,597,258	1,119,795

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	207,419	$656,791
#	Fomento Economico Mexicano S.A.B. de C.V.	662,989	4,515,014
#	Gruma S.A.B. de C.V., Class B	399,962	4,390,041
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	9,376	935,631
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	466,141	4,687,106
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	8,201	1,285,179
	Grupo Bimbo S.A.B. de C.V., Class A	2,319,866	4,372,878
#*	Grupo Carso S.A.B. de C.V.	761,639	1,913,107
	Grupo Elektra S.A.B. de C.V.	89,366	6,052,989
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	1,781,572	8,873,530
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	3,509,130	3,146,388
#	Grupo Mexico S.A.B. de C.V., Class B	3,350,437	14,459,884
*	Grupo Qumma S.A. de C.V., Class B	1,591	0
*	Grupo Televisa S.A.B., Sponsored ADR	221,037	1,659,988
*	Grupo Televisa S.A.B.	3,855,546	5,860,716
	Industrias Penoles S.A.B. de C.V.	265,570	3,964,570
*	Infraestructura Energetica Nova S.A.B. de C.V.	382,144	1,397,783
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,280,292	4,005,723
	Orbia Advance Corp. S.A.B. de C.V.	2,988,718	6,388,879
*	Organizacion Soriana S.A.B. de C.V., Class B	788,583	727,840
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	74,311	560,332
#	Wal-Mart de Mexico S.A.B. de C.V.	3,474,953	9,894,776
TOTAL MEXICO			130,121,633
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	51,490	123,061
	Cementos Pacasmayo SAA, ADR	15,158	122,103
*	Cia de Minas Buenaventura SAA, ADR	97,880	996,419
	Credicorp, Ltd.	47,243	7,102,040
TOTAL PERU			8,343,623
PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	1,142,670	944,834
	Aboitiz Power Corp.	1,440,600	718,272
	Alliance Global Group, Inc.	1,095,600	225,120
	Ayala Corp.	140,322	2,240,240
	Ayala Land, Inc.	4,890,318	3,819,784
	Bank of the Philippine Islands	1,230,042	2,030,938
	BDO Unibank, Inc.	1,553,962	3,244,840
	Emperador, Inc.	1,979,300	411,187
	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	31,315	1,262,462
	GT Capital Holdings, Inc.	33,386	369,707
	International Container Terminal Services, Inc.	1,261,170	3,105,396
	JG Summit Holdings, Inc.	3,123,489	3,935,704
	Jollibee Foods Corp.	458,570	1,690,808
	LT Group, Inc.	3,131,800	863,494
	Manila Electric Co.	142,650	772,873
	Megaworld Corp.	4,398,000	348,157
	Metro Pacific Investments Corp.	6,995,700	586,438
	Metropolitan Bank & Trust Co.	2,147,218	2,004,296
#	PLDT, Inc., Sponsored ADR	73,699	2,199,915
	PLDT, Inc.	116,550	3,179,654
	Puregold Price Club, Inc.	778,400	581,679
	Robinsons Land Corp.	1,727,582	679,477
	Robinsons Retail Holdings, Inc.	292,610	371,982
	San Miguel Corp.	1,400,030	3,555,932
	San Miguel Food and Beverage, Inc.	48,780	68,969

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	SM Investments Corp.	112,003	$2,290,480
	SM Prime Holdings, Inc.	7,166,410	5,243,877
	Universal Robina Corp.	719,440	2,018,778
TOTAL PHILIPPINES			48,765,293
POLAND — (0.7%)
*	AmRest Holdings SE	27,910	211,650
	Asseco Poland SA	13,849	252,094
*	Bank Handlowy w Warszawie SA	23,971	248,814
*	Bank Millennium SA	83,525	87,411
*	Bank Polska Kasa Opieki SA	97,436	1,658,364
	Budimex SA	186	16,112
*	CD Projekt SA	46,198	3,767,412
	Cyfrowy Polsat SA	313,382	2,566,215
*	Dino Polska SA	47,075	3,305,922
	Grupa Lotos SA	117,511	1,213,021
#*	ING Bank Slaski SA	28,995	1,329,279
*	KGHM Polska Miedz SA	147,659	7,432,072
*	LPP SA	1,603	3,295,936
*	mBank SA	20,217	1,057,209
*	Orange Polska SA	921,255	1,621,676
*	PGE Polska Grupa Energetyczna SA	1,315,726	2,297,588
	Polski Koncern Naftowy Orlen SA	362,165	5,427,867
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,680,477
*	Powszechna Kasa Oszczednosci Bank Polski SA	404,357	3,122,061
*	Powszechny Zaklad Ubezpieczen SA	334,322	2,668,553
*	Santander Bank Polska SA	28,518	1,379,962
TOTAL POLAND			44,639,695
QATAR — (0.3%)
	Commercial Bank PSQC (The)	303,869	355,932
	Industries Qatar QSC	217,341	719,366
	Masraf Al Rayan QSC	1,681,242	2,026,337
	Mesaieed Petrochemical Holding Co.	867,471	481,504
	Ooredoo QPSC	635,950	1,455,859
	Qatar Electricity & Water Co QSC	269,572	1,316,801
	Qatar Fuel QSC	206,836	1,059,528
	Qatar Gas Transport Co., Ltd.	2,205,985	1,998,732
	Qatar Islamic Bank SAQ	549,845	2,503,475
	Qatar National Bank QPSC	1,563,102	7,720,347
TOTAL QATAR			19,637,881
RUSSIA — (1.1%)
	Gazprom PJSC, Sponsored ADR	1,094,438	6,083,888
	Gazprom PJSC, Sponsored ADR	41,112	229,816
	Lukoil PJSC, Sponsored ADR	142,735	10,102,002
	Magnitogorsk Iron & Steel Works PJSC, GDR	194,494	1,714,458
*	Mail.Ru Group, Ltd., GDR	26,729	696,290
	MMC Norilsk Nickel PJSC, ADR	1,184	38,255
	MMC Norilsk Nickel PJSC, ADR	384,564	12,346,940
	Mobile TeleSystems PJSC, Sponsored ADR	399,633	3,596,697
	Novatek PJSC, GDR	7,446	1,242,506
	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	44,257	1,230,973
	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	113	3,150
	PhosAgro PJSC, GDR	83,207	1,302,028
	PhosAgro PJSC, GDR	2,148	33,681
	Polyus PJSC, GDR	18,709	1,768,936
	Polyus PJSC, GDR	1,468	138,359

The Emerging Markets Series
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Rosneft Oil Co. PJSC, GDR	1,571	$9,737
	Rosneft Oil Co. PJSC, GDR	499,855	3,084,581
	Rostelecom PJSC, Sponsored ADR	9,232	73,441
	Rostelecom PJSC, Sponsored ADR	78,867	636,432
	RusHydro PJSC, ADR	6,421	6,389
	RusHydro PJSC, ADR	901,945	894,058
	Sberbank of Russia PJSC, Sponsored ADR	998,144	13,656,573
	Severstal PAO, GDR	86,064	1,437,178
	Severstal PAO, GDR	110	1,843
	Tatneft PJSC, Sponsored ADR	109,083	4,227,974
	Tatneft PJSC, Sponsored ADR	2,160	83,840
	VEON, Ltd., ADR	40,163	64,662
	VTB Bank PJSC, GDR	1,358,280	1,244,386
	VTB Bank PJSC, GDR	1,066,462	983,278
	X5 Retail Group NV, GDR	91,082	3,222,481
TOTAL RUSSIA			70,154,832
SAUDI ARABIA — (2.1%)
	Abdullah Al Othaim Markets Co.	53,471	1,775,160
	Advanced Petrochemical Co.	188,308	3,203,117
	Al Rajhi Bank	838,186	16,285,322
*	Alinma Bank	1,318,973	5,740,007
	Almarai Co. JSC	173,965	2,496,228
	Arab National Bank	145,332	786,361
	Arabian Centres Co., Ltd.	120,619	762,894
	Bank AlBilad	442,530	3,269,966
	Bank Al-Jazira	751,320	2,708,387
	Banque Saudi Fransi	164,798	1,475,769
*	Bupa Arabia for Cooperative Insurance Co.	82,265	2,561,957
*	Co. for Cooperative Insurance (The)	35,675	749,965
*	Dar Al Arkan Real Estate Development Co.	84,873	194,404
*	Etihad Etisalat Co.	1,003,769	7,643,271
	Jarir Marketing Co.	80,981	3,767,666
*	Mobile Telecommunications Co. Saudi Arabia	1,019,806	3,726,450
	Mouwasat Medical Services Co.	66,392	2,544,353
	National Commercial Bank	1,076,976	12,379,137
	National Petrochemical Co.	112,034	1,033,719
*	Rabigh Refining & Petrochemical Co.	392,375	1,461,955
	Riyad Bank	536,385	3,045,944
	SABIC Agri-Nutrients Co.	140,944	3,480,795
	Sahara International Petrochemical Co.	923,898	4,519,165
	Samba Financial Group	361,575	2,901,443
*	Saudi Arabian Mining Co.	465,598	5,197,295
	Saudi Basic Industries Corp.	385,171	10,518,052
	Saudi British Bank (The)	380,620	2,714,943
	Saudi Electricity Co.	444,399	2,620,561
	Saudi Industrial Investment Group	262,083	1,796,402
*	Saudi Investment Bank (The)	48,249	204,989
*	Saudi Kayan Petrochemical Co.	859,137	3,295,963
	Saudi Telecom Co.	439,273	13,235,758
	Savola Group (The)	396,367	4,154,107
	Southern Province Cement Co.	28,293	671,029
	Yanbu National Petrochemical Co.	162,486	2,771,850
TOTAL SAUDI ARABIA			135,694,384
SOUTH AFRICA — (4.0%)
	Absa Group, Ltd.	1,043,575	7,825,690
	African Rainbow Minerals, Ltd.	8,689	156,621

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Anglo American Platinum, Ltd.	40,658	$4,044,883
	AngloGold Ashanti, Ltd., Sponsored ADR	536,140	12,577,844
*	Aspen Pharmacare Holdings, Ltd.	696,347	6,573,613
	Bid Corp., Ltd.	370,728	6,156,250
#	Bidvest Group, Ltd. (The)	718,647	7,407,865
*	Capitec Bank Holdings, Ltd.	50,327	4,606,790
	Clicks Group, Ltd.	415,901	6,833,376
	Discovery, Ltd.	823,047	6,976,659
	Exxaro Resources, Ltd.	434,468	4,315,542
	FirstRand, Ltd.	3,320,895	10,430,109
	Gold Fields, Ltd., Sponsored ADR	1,772,263	16,535,214
	Impala Platinum Holdings, Ltd.	1,398,536	18,886,595
	Investec, Ltd.	538,365	1,362,104
	Kumba Iron Ore, Ltd.	61,550	2,465,792
	Mr. Price Group, Ltd.	333,862	3,793,618
	MTN Group, Ltd.	3,916,077	16,155,984
	MultiChoice Group, Ltd.	761,961	6,488,793
	Naspers, Ltd., Class N	138,289	31,990,283
	Nedbank Group, Ltd.	677,322	5,465,328
	NEPI Rockcastle P.L.C.	331,326	2,002,784
	Ninety One, Ltd.	298,265	912,836
*	Northam Platinum, Ltd.	469,241	5,829,572
#	Old Mutual, Ltd.	7,858,201	6,712,096
	Pepkor Holdings, Ltd.	189,137	184,030
	PSG Group, Ltd.	289,732	1,232,530
	Sanlam, Ltd.	1,916,935	7,304,190
*	Sasol, Ltd., Sponsored ADR	742,393	7,750,583
	Shoprite Holdings, Ltd.	806,339	7,452,424
	Sibanye Stillwater, Ltd.	2,688,752	10,206,969
	Sibanye Stillwater, Ltd., ADR	214,816	3,194,314
	Standard Bank Group, Ltd.	1,471,676	12,200,495
*	Steinhoff International Holdings NV	1,876,289	254,457
	Tiger Brands, Ltd.	383,036	5,034,401
	Vodacom Group, Ltd.	659,512	5,379,750
	Woolworths Holdings, Ltd.	1,514,334	4,486,550
TOTAL SOUTH AFRICA			261,186,934
SOUTH KOREA — (13.9%)
*	Alteogen, Inc.	9,725	1,149,014
	Amorepacific Corp.	20,758	4,137,519
	AMOREPACIFIC Group	19,744	1,039,663
	BGF retail Co., Ltd.	12,966	1,965,829
	BNK Financial Group, Inc.	103,423	508,012
	Bukwang Pharmaceutical Co., Ltd.	22,787	453,920
*	Celltrion Pharm, Inc.	5,475	855,417
#*	Celltrion, Inc.	68,995	19,916,262
	Cheil Worldwide, Inc.	121,186	2,086,024
	CJ CheilJedang Corp.	15,250	5,790,794
	CJ Corp.	33,931	2,854,743
	CJ ENM Co., Ltd.	21,045	2,869,296
*	CJ Logistics Corp.	11,638	1,744,901
	Com2uSCorp	8,699	1,241,280
*	Coway Co., Ltd.	59,427	3,690,686
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	1,567,582
	DB HiTek Co., Ltd.	9,251	505,125
	DB Insurance Co., Ltd.	133,456	4,387,345
*	DL E&C Co., Ltd.	28,811	2,871,787
	DL Holdings Co., Ltd	22,980	1,249,141
	Dongsuh Cos., Inc.	23,524	647,559

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Doosan Bobcat, Inc.	55,047	$1,483,669
*	Doosan Fuel Cell Co., Ltd.	57,714	2,865,784
*	Doosan Heavy Industries & Construction Co., Ltd.	491,790	5,138,209
#*	Doosan Infracore Co., Ltd.	339,079	2,465,305
	Douzone Bizon Co., Ltd.	32,183	2,867,174
	E-MART, Inc.	19,906	2,916,102
	Fila Holdings Corp.	55,474	2,116,077
*	Genexine, Inc.	7,064	590,118
	Green Cross Corp.	3,210	1,205,743
	GS Engineering & Construction Corp.	105,570	3,595,049
	GS Holdings Corp.	93,969	3,049,422
#	GS Retail Co., Ltd.	78,136	2,422,871
	Hana Financial Group, Inc.	408,047	11,896,371
#*	Hanall Biopharma Co., Ltd.	13,171	375,712
	Hanjin Kal Corp.	5,439	296,327
	Hankook Tire & Technology Co., Ltd.	137,855	5,053,692
	Hanmi Pharm Co., Ltd.	4,294	1,463,053
#	Hanmi Science Co., Ltd.	7,465	536,059
	Hanon Systems	157,208	2,339,059
	Hanssem Co., Ltd.	8,117	686,688
*	Hanwha Aerospace Co., Ltd.	50,714	1,842,736
	Hanwha Corp.	19,679	563,713
	Hanwha Solutions Corp.	121,295	5,396,422
*	Helixmith Co., Ltd.	9,329	212,529
	Hite Jinro Co., Ltd.	39,010	1,109,294
#*	HLB, Inc.	31,752	2,551,257
*	HMM Co., Ltd	141,234	1,724,569
#	Hotel Shilla Co., Ltd.	30,065	2,181,277
*	Hugel, Inc.	3,911	684,522
	Hyosung Corp.	5,168	341,735
	Hyundai Department Store Co., Ltd.	6,109	427,010
	Hyundai Elevator Co., Ltd.	26,047	984,544
	Hyundai Engineering & Construction Co., Ltd.	80,716	2,899,755
	Hyundai Glovis Co., Ltd.	30,489	5,170,387
	Hyundai Heavy Industries Holdings Co., Ltd.	10,120	2,126,551
	Hyundai Marine & Fire Insurance Co., Ltd.	236,365	4,193,316
	Hyundai Mobis Co., Ltd.	41,761	11,834,610
	Hyundai Motor Co.	59,607	12,153,347
*	Hyundai Rotem Co., Ltd.	25,822	442,062
	Hyundai Steel Co.	90,533	3,132,283
	Iljin Materials Co., Ltd.	12,480	793,234
*	Industrial Bank of Korea	284,364	1,987,977
*	Kakao Corp.	14,217	5,585,097
	Kangwon Land, Inc.	67,450	1,417,636
*	KB Financial Group, Inc.	270,380	9,762,126
#*	KB Financial Group, Inc., ADR	31,200	1,131,312
	KCC Corp.	1,556	275,763
*	KCC Glass Corp.	1,840	59,157
	Kia Motors Corp.	143,190	10,494,125
	KIWOOM Securities Co., Ltd.	26,929	3,388,098
#*	KMW Co., Ltd.	22,899	1,572,472
	Korea Aerospace Industries, Ltd.	37,044	1,027,695
#*	Korea Electric Power Corp., Sponsored ADR	76,175	783,079
*	Korea Electric Power Corp.	108,108	2,205,930
	Korea Gas Corp.	35,496	984,225
	Korea Investment Holdings Co., Ltd.	76,917	5,580,533
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	42,167	3,532,004
	Korea Zinc Co., Ltd.	11,816	4,263,508
*	Korean Air Lines Co., Ltd.	252,448	6,463,086

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	KT Corp., Sponsored ADR	82,100	$863,692
*	KT&G Corp.	92,324	6,605,465
	Kumho Petrochemical Co., Ltd.	21,144	4,644,597
	LEENO Industrial, Inc.	10,832	1,478,888
	LG Chem, Ltd.	20,406	16,644,210
	LG Corp.	74,645	6,600,603
#*	LG Display Co., Ltd., ADR	421,409	4,070,811
*	LG Display Co., Ltd.	414,500	8,057,437
	LG Electronics, Inc.	236,341	32,266,085
	LG Household & Health Care, Ltd.	7,501	10,441,856
	LG Innotek Co., Ltd.	29,642	5,272,026
	LG Uplus Corp.	528,937	5,642,721
	Lotte Chemical Corp.	14,183	3,298,471
	Lotte Corp.	33,271	964,479
	LOTTE Fine Chemical Co., Ltd.	16,315	791,241
	Lotte Shopping Co., Ltd.	11,885	1,119,080
	LS Corp.	6,759	387,179
	LS Electric Co., Ltd.	22,156	1,211,818
	Macquarie Korea Infrastructure Fund	354,929	3,408,342
	Mando Corp.	53,819	3,312,392
	Medy-Tox, Inc.	1,262	136,875
	Meritz Financial Group, Inc.	30,072	256,382
	Meritz Fire & Marine Insurance Co., Ltd.	183,278	2,590,013
	Meritz Securities Co., Ltd.	519,143	1,632,997
	Mirae Asset Daewoo Co., Ltd.	456,777	3,868,579
	NAVER Corp.	55,090	16,809,672
	NCSoft Corp.	10,480	8,879,179
*	Netmarble Corp.	4,549	532,854
	NH Investment & Securities Co., Ltd.	146,022	1,438,731
*	NHN Corp.	6,354	395,733
	NongShim Co., Ltd.	2,415	608,675
*	OCI Co., Ltd.	7,694	676,629
	Orion Corp.	8,589	920,813
	Ottogi Corp.	1,318	659,864
*	Pan Ocean Co., Ltd.	328,861	1,337,323
#*	Pearl Abyss Corp.	9,400	2,643,535
	POSCO, Sponsored ADR	36,711	2,011,396
	POSCO	62,841	13,793,969
	POSCO Chemical Co., Ltd.	14,478	1,733,463
	Posco International Corp.	84,360	1,244,712
	S-1 Corp.	27,240	1,963,530
*	Samsung Biologics Co., Ltd.	4,034	2,856,047
	Samsung C&T Corp.	45,529	5,275,896
	Samsung Card Co., Ltd.	26,138	692,963
	Samsung Electro-Mechanics Co., Ltd.	66,506	12,096,661
	Samsung Electronics Co., Ltd., GDR	2,050	3,765,335
	Samsung Electronics Co., Ltd.	4,252,193	310,864,928
*	Samsung Engineering Co., Ltd.	275,085	3,034,193
	Samsung Fire & Marine Insurance Co., Ltd.	43,350	6,507,311
*	Samsung Heavy Industries Co., Ltd.	485,111	2,691,106
	Samsung Life Insurance Co., Ltd.	56,944	3,589,951
	Samsung SDI Co., Ltd.	15,984	10,442,358
	Samsung SDS Co., Ltd.	22,002	3,831,326
	Samsung Securities Co., Ltd.	67,148	2,264,355
	Seegene, Inc.	11,033	1,609,623
	SFA Engineering Corp.	3,415	115,132
*	Shinhan Financial Group Co., Ltd.	354,020	9,708,839
*	Shinhan Financial Group Co., Ltd., ADR	56,372	1,559,813
	Shinsegae, Inc.	13,338	2,786,452

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Holdings Co., Ltd.	28,479	$7,913,818
	SK Hynix, Inc.	528,382	57,689,015
	SK Innovation Co., Ltd.	44,228	11,041,301
	SK Materials Co., Ltd.	8,101	2,226,848
	SK Networks Co., Ltd.	438,461	2,022,484
	SK Telecom Co., Ltd.	14,801	3,227,932
	SKC Co., Ltd.	22,835	2,465,620
#	S-Oil Corp.	32,131	1,960,762
*	Solus Advanced Materials Co., Ltd.	28,141	1,177,295
	Soulbrain Co., Ltd.	4,534	1,084,970
#	Ssangyong Cement Industrial Co., Ltd.	189,600	1,091,832
*	WONIK IPS Co., Ltd.	25,087	1,068,282
*	Woori Financial Group, Inc.	681,189	5,359,552
*	Youngone Corp.	6,063	191,357
	Yuhan Corp.	54,321	3,186,215
TOTAL SOUTH KOREA			902,789,248
TAIWAN — (14.1%)
	Accton Technology Corp.	589,000	5,653,880
	Acer, Inc.	3,172,811	3,055,372
	Advantech Co., Ltd.	199,190	2,456,243
	Airtac International Group	59,518	2,117,600
#	ASE Technology Holding Co., Ltd., ADR	27,294	181,780
	ASE Technology Holding Co., Ltd.	2,484,782	8,182,168
	Asia Cement Corp.	4,148,758	5,921,355
	ASMedia Technology, Inc.	2,000	135,269
	ASPEED Technology, Inc.	2,000	141,744
	Asustek Computer, Inc.	612,180	6,255,619
#*	AU Optronics Corp.	9,503,873	4,997,497
	Catcher Technology Co., Ltd.	1,138,429	8,027,730
	Cathay Financial Holding Co., Ltd.	4,160,340	5,917,711
	Chailease Holding Co., Ltd.	1,429,811	7,902,803
	Chang Hwa Commercial Bank, Ltd.	8,078,469	4,770,147
	Cheng Shin Rubber Industry Co., Ltd.	2,962,965	4,218,160
	Chicony Electronics Co., Ltd.	1,002,497	3,091,400
*	China Airlines, Ltd.	8,817,536	3,453,037
	China Development Financial Holding Corp.	15,465,121	4,919,591
	China Life Insurance Co., Ltd.	3,520,188	2,850,790
	China Steel Corp.	14,663,932	12,005,687
	Chipbond Technology Corp.	1,103,000	2,714,229
	Chroma ATE, Inc.	549,000	3,688,860
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	148,957	5,764,636
	Chunghwa Telecom Co., Ltd.	881,000	3,400,384
	Compal Electronics, Inc.	4,887,541	3,738,375
	CTBC Financial Holding Co., Ltd.	17,657,175	11,961,991
	Delta Electronics, Inc.	1,328,486	13,371,962
	E Ink Holdings, Inc.	271,000	472,615
	E.Sun Financial Holding Co., Ltd.	13,493,049	11,371,038
	Eclat Textile Co., Ltd.	228,402	3,300,294
	Eternal Materials Co., Ltd.	808,591	958,619
	Eva Airways Corp.	4,321,758	1,934,811
*	Evergreen Marine Corp. Taiwan, Ltd.	3,990,222	4,434,958
	Far Eastern International Bank	424,000	155,180
	Far Eastern New Century Corp.	3,805,085	3,524,160
	Far EasTone Telecommunications Co., Ltd.	2,757,000	5,904,098
	Feng TAY Enterprise Co., Ltd.	356,559	2,282,061
	First Financial Holding Co., Ltd.	9,843,935	7,092,597
	Formosa Chemicals & Fibre Corp.	1,491,518	4,122,086
#	Formosa Petrochemical Corp.	456,000	1,447,036

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Plastics Corp.	1,582,153	$4,913,403
#	Formosa Sumco Technology Corp.	115,000	524,970
#	Formosa Taffeta Co., Ltd.	604,000	626,723
	Foxconn Technology Co., Ltd.	1,155,627	3,078,879
	Fubon Financial Holding Co., Ltd.	4,501,233	7,308,650
	General Interface Solution Holding, Ltd.	378,000	1,514,447
#	Genius Electronic Optical Co., Ltd.	130,695	2,239,252
	Giant Manufacturing Co., Ltd.	435,506	4,225,437
	Globalwafers Co., Ltd.	293,000	6,436,502
	Highwealth Construction Corp.	718,841	1,091,950
	Hiwin Technologies Corp.	395,974	5,585,508
	Hon Hai Precision Industry Co., Ltd.	5,816,322	23,132,120
	Hotai Motor Co., Ltd.	240,000	4,836,250
	Hua Nan Financial Holdings Co., Ltd.	9,664,004	5,918,331
#	Innolux Corp.	8,943,241	4,154,913
	Inventec Corp.	4,304,550	3,573,988
	ITEQ Corp.	142,455	680,032
	King's Town Bank Co., Ltd.	329,000	445,245
#	Largan Precision Co., Ltd.	75,860	7,940,305
	Lien Hwa Industrial Holdings Corp.	101,824	146,942
	Lite-On Technology Corp.	3,476,410	6,808,687
#	Macronix International	3,117,074	4,356,447
	MediaTek, Inc.	600,995	18,771,266
	Mega Financial Holding Co., Ltd.	5,918,369	5,944,135
	Merida Industry Co., Ltd.	184,287	1,741,112
	Micro-Star International Co., Ltd.	1,129,000	5,242,120
	momo.com, Inc.	33,000	927,429
	Nan Ya Plastics Corp.	2,134,599	5,001,689
	Nan Ya Printed Circuit Board Corp.	13,000	104,598
	Nanya Technology Corp.	1,496,010	4,254,739
	Nien Made Enterprise Co., Ltd.	289,000	3,804,424
#	Novatek Microelectronics Corp.	656,000	9,198,808
*	Oneness Biotech Co., Ltd.	48,000	314,340
#	Parade Technologies, Ltd.	65,000	2,787,020
	Pegatron Corp.	2,840,345	7,947,986
	Phison Electronics Corp.	239,000	3,212,272
	Pou Chen Corp.	3,253,487	3,246,967
	Powertech Technology, Inc.	1,763,819	6,115,802
	Poya International Co., Ltd.	55,275	1,142,130
#	President Chain Store Corp.	484,831	4,619,681
	Qisda Corp.	2,157,000	2,201,425
	Quanta Computer, Inc.	3,319,000	9,548,507
	Radiant Opto-Electronics Corp.	717,000	2,937,271
	Realtek Semiconductor Corp.	256,950	4,133,457
	Ruentex Development Co., Ltd.	642,345	886,442
	Ruentex Industries, Ltd.	97,109	236,189
	Shanghai Commercial & Savings Bank, Ltd. (The)	178,000	237,261
	Shin Kong Financial Holding Co., Ltd.	13,161,761	3,777,085
	Silergy Corp.	32,000	2,983,927
	Simplo Technology Co., Ltd.	294,000	3,772,655
	Sinbon Electronics Co., Ltd.	8,000	71,482
	Sino-American Silicon Products, Inc.	1,360,000	7,327,917
	SinoPac Financial Holdings Co., Ltd.	13,065,623	5,107,787
#	Standard Foods Corp.	713,418	1,439,184
	Synnex Technology International Corp.	1,548,343	2,495,253
#	TA Chen Stainless Pipe	1,710,308	1,530,581
	Taichung Commercial Bank Co., Ltd.	1,571,898	597,271
	Taishin Financial Holding Co., Ltd.	14,469,808	6,450,794
#	Taiwan Business Bank	7,535,685	2,447,818

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Cement Corp.	7,512,034	$10,752,243
	Taiwan Cooperative Financial Holding Co., Ltd.	10,736,127	7,340,568
	Taiwan FamilyMart Co., Ltd.	57,000	528,685
	Taiwan Fertilizer Co., Ltd.	234,000	419,740
#*	Taiwan Glass Industry Corp.	638,375	362,576
	Taiwan High Speed Rail Corp.	1,160,000	1,196,504
	Taiwan Mobile Co., Ltd.	1,870,300	6,421,792
	Taiwan Secom Co., Ltd.	391,670	1,207,961
	Taiwan Semiconductor Manufacturing Co., Ltd.	17,120,808	361,820,742
#*	Tatung Co., Ltd.	743,000	668,949
#	Teco Electric and Machinery Co., Ltd.	2,514,000	2,406,293
	Tripod Technology Corp.	680,870	3,113,199
	Unimicron Technology Corp.	1,923,000	5,918,532
	Uni-President Enterprises Corp.	5,022,033	12,190,666
	United Microelectronics Corp.	8,032,000	14,391,442
#	Vanguard International Semiconductor Corp.	795,000	3,156,138
	Voltronic Power Technology Corp.	107,224	4,884,670
	Walsin Lihwa Corp.	3,019,000	1,771,413
#	Walsin Technology Corp.	507,000	3,980,611
	Wan Hai Lines, Ltd.	881,800	1,343,407
	Win Semiconductors Corp.	338,034	4,962,640
#	Winbond Electronics Corp.	5,375,407	5,059,088
	Wintek Corp.	604,760	7,410
	Wistron Corp.	5,426,699	6,046,771
	Wiwynn Corp.	35,000	1,027,768
	WPG Holdings, Ltd.	2,842,039	4,358,187
	Yageo Corp.	303,682	6,199,633
	Yuanta Financial Holding Co., Ltd.	12,911,398	9,151,988
*	Yulon Motor Co., Ltd.	19,000	27,657
	Zhen Ding Technology Holding, Ltd.	971,700	3,941,561
TOTAL TAIWAN			914,652,212
THAILAND — (1.9%)
	Advanced Info Service PCL	1,043,200	5,995,002
	Airports of Thailand PCL	1,705,300	3,390,089
	B Grimm Power PCL	755,900	1,288,035
	Bangkok Bank PCL	207,800	788,015
	Bangkok Bank PCL	239,500	908,227
	Bangkok Dusit Medical Services PCL, Class F	8,241,500	5,699,935
	Bangkok Expressway & Metro PCL	8,962,899	2,440,616
	Banpu PCL	678,450	235,746
	Banpu Power PCL	310,400	177,342
	Berli Jucker PCL	1,669,800	1,855,023
	BTS Group Holdings PCL	3,289,100	1,038,490
	Bumrungrad Hospital PCL	811,000	3,400,618
	Carabao Group PCL, Class F	264,200	1,284,367
	Central Pattana PCL	1,555,300	2,546,265
*	Central Retail Corp. PCL	656,650	674,640
	Charoen Pokphand Foods PCL	4,463,600	4,063,919
*	CP ALL PCL	5,048,900	9,657,518
	Delta Electronics Thailand PCL	152,400	2,688,513
	Electricity Generating PCL	195,600	1,166,542
	Energy Absolute PCL	1,177,500	2,557,217
	Global Power Synergy PCL, Class F	398,000	1,040,545
	Home Product Center PCL	5,122,113	2,344,569
	Indorama Ventures PCL	1,424,400	1,665,687
	Intouch Holdings PCL	281,586	526,857
	Intouch Holdings PCL, Class F	625,800	1,170,892
	IRPC PCL	8,653,000	982,967

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL	759,900	$3,224,434
	Kasikornbank PCL	82,200	348,794
	Krung Thai Bank PCL	3,297,887	1,278,165
	Krungthai Card PCL	841,100	1,826,645
	Land & Houses PCL	7,526,900	1,961,571
	Land & Houses PCL	1,091,740	284,516
*	Minor International PCL	2,092,783	1,734,080
	MK Restaurants Group PCL	503,500	841,129
*	Muangthai Capital PCL	954,200	2,096,179
	Osotspa PCL	658,600	786,667
	PTT Exploration & Production PCL	1,758,055	6,079,475
	PTT Global Chemical PCL	1,777,472	3,503,871
	PTT PCL	7,677,900	9,683,953
	Ratch Group PCL	616,200	1,019,108
	Siam Cement PCL (The)	370,900	4,684,270
	Siam Cement PCL (The)	105,800	1,336,198
	Siam Commercial Bank PCL (The)	425,166	1,338,854
	Siam Global House PCL	2,637,455	1,832,912
	Srisawad Corp. PCL	1,440,172	3,223,907
	Thai Oil PCL	1,279,400	2,329,679
	Thai Union Group PCL, Class F	6,225,040	2,870,216
	Tisco Financial Group PCL	419,200	1,292,055
	TMB Bank PCL	26,912,667	989,106
	TOA Paint Thailand PCL	943,300	1,008,540
	Total Access Communication PCL	1,066,300	1,157,860
	Total Access Communication PCL	563,300	611,669
	True Corp. PCL	35,598,931	3,806,100
	TTW PCL	1,570,700	640,245
	VGI PCL	1,872,500	419,170
	WHA Corp. PCL	4,552,600	459,367
TOTAL THAILAND			122,256,371
TURKEY — (0.5%)
*	Akbank T.A.S.	2,813,884	2,434,953
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	848,475
*	Arcelik A.S.	197,804	889,873
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	425,662	1,005,125
	BIM Birlesik Magazalar A.S.	365,995	3,601,873
*	Coca-Cola Icecek A.S.	140,102	1,413,015
	Enerjisa Enerji A.S.	280,258	452,109
	Enka Insaat ve Sanayi A.S.	724,135	769,073
	Eregli Demir ve Celik Fabrikalari TAS	482,167	942,173
	Ford Otomotiv Sanayi A.S.	57,714	1,131,138
#*	Gubre Fabrikalari TAS	34,802	343,728
	KOC Holding A.S.	319,003	873,560
#*	Koza Altin Isletmeleri A.S.	67,645	1,061,495
#*	Petkim Petrokimya Holding A.S.	1,622,872	1,109,453
*	Sasa Polyester Sanayi A.S.	182,558	638,292
	Tofas Turk Otomobil Fabrikasi A.S.	237,719	1,170,717
*	Turk Hava Yollari AO	1,537,126	2,535,851
#	Turk Telekomunikasyon A.S.	536,022	577,559
#	Turkcell Iletisim Hizmetleri A.S.	1,084,914	2,375,790
#*	Turkiye Garanti Bankasi A.S.	2,453,224	3,107,554
#*	Turkiye Halk Bankasi A.S.	513,467	368,434
*	Turkiye Is Bankasi A.S., Class C	1,702,600	1,420,463
*	Turkiye Petrol Rafinerileri A.S.	52,681	712,179
	Turkiye Sise ve Cam Fabrikalari A.S.	758,983	747,635
#*	Turkiye Vakiflar Bankasi TAO, Class D	1,370,696	806,613

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Yapi ve Kredi Bankasi A.S.	3,249,838	$1,264,162
TOTAL TURKEY			32,601,292
UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi Commercial Bank PJSC	923,340	1,614,029
	Abu Dhabi Islamic Bank PJSC	819,975	1,116,259
	Aldar Properties PJSC	3,927,618	3,733,483
	Dubai Islamic Bank PJSC	2,162,849	2,953,976
*	Emaar Malls PJSC	1,305,412	641,646
*	Emaar Properties PJSC	1,017,629	1,050,144
	Emirates NBD Bank PJSC	614,795	1,971,449
	Emirates Telecommunications Group Co. PJSC	726,338	3,922,752
	First Abu Dhabi Bank PJSC	892,191	3,639,521
*	International Holdings Co. PJSC	23,685	296,026
TOTAL UNITED ARAB EMIRATES			20,939,285
TOTAL COMMON STOCKS			6,354,218,239
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
	Alpargatas SA	122,900	872,434
	Banco Bradesco SA	1,861,354	8,416,474
*	Braskem SA, Class A	88,139	390,161
	Centrais Eletricas Brasileiras SA, Class B	150,746	791,834
	Cia de Transmissao de Energia Eletrica Paulista	122,300	588,991
	Cia Energetica de Minas Gerais	672,327	1,683,459
	Cia Paranaense de Energia	86,999	1,037,996
	Gerdau SA	1,047,321	4,450,454
	Itau Unibanco Holding SA	1,846,900	9,566,317
	Lojas Americanas SA	651,281	2,867,522
	Petroleo Brasileiro SA	3,525,848	17,199,416
TOTAL BRAZIL			47,865,058
CHILE — (0.0%)
	Embotelladora Andina SA, Class B	430,906	1,091,090
COLOMBIA — (0.1%)
	Banco Davivienda SA	117,198	1,106,631
	Grupo Argos SA	41,546	119,900
	Grupo Aval Acciones y Valores SA	3,126,389	1,014,389
	Grupo de Inversiones Suramericana SA	109,438	628,601
TOTAL COLOMBIA			2,869,521
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	1,205	44,419
TOTAL PREFERRED STOCKS			51,870,088
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Lojas Americanas SA Rights 02/04/21	1,398	876
*	Lojas Americanas SA Rights 02/04/21	6,138	5,161
TOTAL BRAZIL			6,037
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	25,976	0

The Emerging Markets Series
CONTINUED
		Shares	Value»

SOUTH KOREA — (0.0%)
*	Hanwha Solutions Corp. Rights 02/25/21	18,981	$83,146
*	Korean Air Lines Co., Ltd. Rights 03/05/21	199,989	1,716,337
TOTAL SOUTH KOREA			1,799,483
THAILAND — (0.0%)
*	Srisawad Corp. P.C.L. Warrants 8/29/25	72,947	41,189
TOTAL RIGHTS/WARRANTS			1,846,709
TOTAL INVESTMENT SECURITIES (Cost $3,527,004,427)			6,407,935,036

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	6,669,449	77,172,200
TOTAL INVESTMENTS — (100.0%)
(Cost $3,604,157,929)^^			$6,485,107,236
As of January 31, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	03/19/21	$40,725,158	$43,098,250	$2,373,092
S&P 500® Emini Index	193	03/19/21	35,829,149	35,755,180	(73,969)
Total Futures Contracts			$76,554,307	$78,853,430	$2,299,123
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$248,085,809	—	—	$248,085,809
Chile	20,665,846	$18,510,026	—	39,175,872
China	540,619,401	1,878,381,922	—	2,419,001,323
Colombia	15,004,586	—	—	15,004,586
Czech Republic	—	5,938,974	—	5,938,974
Egypt	3,042	4,322,948	—	4,325,990
Greece	—	14,721,398	—	14,721,398
Hong Kong	—	18,179,301	—	18,179,301
Hungary	—	20,830,245	—	20,830,245
India	36,477,674	613,979,532	—	650,457,206
Indonesia	284,526	94,154,446	—	94,438,972
Malaysia	—	112,275,880	—	112,275,880
Mexico	130,121,633	—	—	130,121,633
Peru	8,343,623	—	—	8,343,623
Philippines	2,199,915	46,565,378	—	48,765,293
Poland	—	44,639,695	—	44,639,695
Qatar	—	19,637,881	—	19,637,881
Russia	10,812,496	59,342,336	—	70,154,832
Saudi Arabia	—	135,694,384	—	135,694,384
South Africa	40,057,955	221,128,979	—	261,186,934
South Korea	13,291,890	889,497,358	—	902,789,248

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	$5,946,416	$908,705,796	—	$914,652,212
Thailand	122,256,371	—	—	122,256,371
Turkey	—	32,601,292	—	32,601,292
United Arab Emirates	—	20,939,285	—	20,939,285
Preferred Stocks
Brazil	47,865,058	—	—	47,865,058
Chile	—	1,091,090	—	1,091,090
Colombia	2,869,521	—	—	2,869,521
South Korea	—	44,419	—	44,419
Rights/Warrants
Brazil	—	6,037	—	6,037
South Korea	—	1,799,483	—	1,799,483
Thailand	—	41,189	—	41,189
Securities Lending Collateral	—	77,172,200	—	77,172,200
Futures Contracts**	2,299,123	—	—	2,299,123
TOTAL	$1,247,204,885	$5,240,201,474	—	$6,487,406,359
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.2%)
BRAZIL — (3.9%)
	AES Tiete Energia SA	1,048,680	$3,227,651
	AES Tiete Energia SA	13,378	8,215
*	Aliansce Sonae Shopping Centers SA	41,810	210,981
	Alliar Medicos A Frente SA	257,000	502,126
	Alupar Investimento SA	757,622	3,551,743
*	Anima Holding SA	441,891	2,708,010
	Arezzo Industria e Comercio SA	233,944	3,017,405
#*	Azul SA, ADR	408,747	8,971,998
	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	690,125
*	BR Malls Participacoes SA	3,516,592	6,138,000
	BR Properties SA	1,354,753	2,228,457
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	192,942	909,099
*	BRF SA	212,500	824,149
	Camil Alimentos SA	551,708	1,067,841
	Cia de Locacao das Americas	1,789,285	8,554,976
	Cia de Saneamento de Minas Gerais-COPASA	834,574	2,365,801
	Cia de Saneamento do Parana	1,364,737	5,437,597
	Cia de Saneamento do Parana	41,700	36,126
	Cia Hering	673,514	2,124,658
	Cia Siderurgica Nacional SA	2,242,196	12,458,010
	Cielo SA	998,800	750,277
*	Cogna Educacao	3,824,828	3,159,744
	Construtora Tenda SA	313,178	1,663,941
*	Cosan Logistica SA	791,862	2,723,771
	CSU Cardsystem SA	146,413	406,212
*	CVC Brasil Operadora e Agencia de Viagens SA	215,365	749,452
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	54,690	125,945
	Dimed SA Distribuidora da Medicamentos	55,858	219,189
	Direcional Engenharia SA	461,475	1,173,213
	Duratex SA	1,784,742	6,481,490
*	EcoRodovias Infraestrutura e Logistica SA	917,407	2,033,876
	EDP - Energias do Brasil SA	1,343,778	4,737,632
*	Embraer SA	1,203,609	1,933,641
#*	Embraer SA, Sponsored ADR	484,327	3,109,379
	Enauta Participacoes SA	417,624	873,962
*	Eneva SA	730,700	8,360,167
	Even Construtora e Incorporadora SA	461,194	955,869
	Ez Tec Empreendimentos e Participacoes SA	429,756	2,881,065
	Fleury SA	925,300	4,440,980
	Fras-Le SA	229,160	437,261
*	Gafisa SA	929,405	769,493
	Gafisa SA, ADR	70,312	111,093
#*	Gol Linhas Aereas Inteligentes SA, ADR	322,980	2,800,237
	Grendene SA	1,459,623	2,056,822
	Guararapes Confeccoes SA	490,475	1,340,169
*	Helbor Empreendimentos SA	344,873	637,253
	Iguatemi Empresa de Shopping Centers SA	23,200	145,482
	Industrias Romi SA	178,500	518,072
	Instituto Hermes Pardini SA	239,358	944,500
*	International Meal Co. Alimentacao SA, Class A	1,227,842	789,927
	Iochpe-Maxion SA	509,211	1,302,018
	JHSF Participacoes SA	1,321,164	1,743,394
	JSL SA	153,336	267,919
	Kepler Weber SA	93,146	632,618
*	Light SA	1,677,866	6,304,954

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	LOG Commercial Properties e Participacoes SA	188,072	$1,151,515
*	Log-in Logistica Intermodal SA	296,109	790,685
*	LPS Brasil Consultoria de Imoveis SA	29,200	24,443
	M Dias Branco SA	324,311	1,786,514
	Mahle-Metal Leve SA	178,924	617,735
	Marcopolo SA	540,900	267,909
*	Marfrig Global Foods SA	1,735,920	4,216,540
*	Marisa Lojas SA	784,679	897,776
*	Mills Estruturas e Servicos de Engenharia SA	745,520	783,481
	Minerva SA	1,384,548	2,348,321
	Movida Participacoes SA	674,047	2,325,914
	MRV Engenharia e Participacoes SA	1,389,403	4,824,845
*	Natura & Co. Holding SA	160,225	1,436,678
	Odontoprev SA	1,215,517	3,147,983
*	Omega Geracao SA	217,310	1,599,421
*	Petro Rio SA	631,391	8,134,436
	Portobello SA	273,377	397,719
	Positivo Tecnologia SA	122,980	101,820
*	Profarma Distribuidora de Produtos Farmaceuticos SA	187,802	208,692
	Qualicorp Consultoria e Corretora de Seguros SA	1,027,343	5,841,401
*	Restoque Comercio e Confeccoes de Roupas SA	183,440	148,860
	Sao Carlos Empreendimentos e Participacoes SA	86,509	602,720
	Sao Martinho SA	900,776	4,904,433
	Ser Educacional SA	289,680	778,812
	SIMPAR SA	437,228	2,828,869
	SLC Agricola SA	510,044	3,228,209
	Smiles Fidelidade SA	307,200	1,205,466
*	Tecnisa SA	259,968	410,996
	Tegma Gestao Logistica SA	114,559	528,679
*	Terra Santa Agro SA	3,000	14,519
	TOTVS SA	475,942	2,470,439
	Transmissora Alianca de Energia Eletrica SA	1,552,923	9,107,961
	Trisul SA	309,282	610,492
*	Tupy SA	308,572	1,191,674
	Unipar Carbocloro SA	5,573	53,760
	Usinas Siderurgicas de Minas Gerais SA Usiminas	116,200	300,938
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	269,950	424,803
*	Vulcabras Azaleia SA	604,709	902,963
	Wiz Solucoes e Corretagem de Seguros SA	336,144	471,218
	YDUQS Participacoes SA	1,250,637	7,668,763
TOTAL BRAZIL			211,372,387
CHILE — (1.0%)
	AES Gener SA	13,957,474	2,342,029
	Besalco SA	2,569,457	1,469,328
	Camanchaca SA	1,471,136	129,145
	CAP SA	348,613	4,435,063
	Cementos BIO BIO SA	352,724	364,563
*	Cia Sud Americana de Vapores SA	126,853,423	5,349,978
	Cristalerias de Chile SA	130,323	727,335
	Embotelladora Andina SA, ADR, Class B	4,380	68,065
	Empresa Nacional de Telecomunicaciones SA	614,135	3,761,610
	Empresas Hites SA	1,238,776	193,804
	Empresas Lipigas SA	6,383	40,814
	Empresas Tricot SA	70,631	43,660
	Engie Energia Chile SA	3,789,981	4,527,983
*	Enjoy SA	2,562,139	24,406
	Forus SA	565,676	1,108,527

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Grupo Security SA	6,535,527	$1,332,170
	Hortifrut SA	118,502	151,377
	Instituto de Diagnostico SA	2,928	5,856
	Inversiones Aguas Metropolitanas SA	2,764,910	2,182,153
	Inversiones La Construccion SA	236,814	1,757,181
	Itau CorpBanca Chile SA	17,440,223	59,348
*	Masisa SA	10,812,307	191,241
	Multiexport Foods SA	4,109,815	1,493,480
	Parque Arauco SA	3,557,173	5,211,281
	PAZ Corp. SA	1,188,063	1,042,307
	Ripley Corp. SA	6,017,505	1,784,679
	Salfacorp SA	2,327,052	1,461,660
	Sigdo Koppers SA	1,180,120	1,400,874
	SMU SA	5,737,460	820,197
	Sociedad Matriz SAAM SA	36,066,812	2,797,579
	Socovesa SA	2,984,812	883,902
	SONDA SA	2,774,694	1,603,896
	Vina Concha y Toro SA	3,120,228	5,007,690
TOTAL CHILE			53,773,181
CHINA — (24.5%)
*	21Vianet Group, Inc., ADR	147,321	5,558,421
	361 Degrees International, Ltd.	5,817,000	959,979
*	3SBio, Inc.	6,292,000	5,849,054
*	51job, Inc., ADR	134,562	8,862,253
	5I5J Holding Group Co., Ltd., Class A	700,900	408,810
#	AAC Technologies Holdings, Inc.	2,187,000	11,859,047
	AAG Energy Holdings, Ltd.	982,601	160,668
*	Advanced Technology & Materials Co., Ltd., Class A	146,900	143,002
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	279,103	397,062
	Agile Group Holdings, Ltd.	2,010,000	2,497,555
	Ajisen China Holdings, Ltd.	3,404,000	524,804
#	Ak Medical Holdings, Ltd.	540,000	968,449
	AKM Industrial Co., Ltd.	2,280,000	296,700
*	Alibaba Pictures Group, Ltd.	15,400,000	1,940,228
#	A-Living Smart City Services Co., Ltd., Class H	2,299,750	9,988,052
*	Alpha Group, Class A	298,500	252,832
*	Aluminum Corp. of China, Ltd., Class H	2,000,000	606,650
	Amoy Diagnostics Co., Ltd., Class A	56,900	654,817
	An Hui Wenergy Co., Ltd., Class A	901,802	523,837
	Angang Steel Co., Ltd., Class H	6,846,999	2,682,525
	Anhui Construction Engineering Group Co., Ltd., Class A	684,590	380,138
	Anhui Expressway Co., Ltd., Class H	2,696,000	1,697,164
	Anhui Genuine New Materials Co., Ltd., Class A	82,113	413,849
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	71,400	317,383
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	520,729	410,639
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	322,119	445,755
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	504,600	483,200
	Anhui Jinhe Industrial Co., Ltd., Class A	120,427	823,919
	Anhui Korrun Co., Ltd., Class A	81,366	275,316
	Anhui Sun-Create Electronics Co., Ltd., Class A	50,300	361,251
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	31,100	42,223
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	368,400	431,545
	Anhui Xinhua Media Co., Ltd., Class A	138,900	102,123
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	246,849	378,159
	Animal Health Holdings, Inc.	3,671,000	44,412
#*	Anton Oilfield Services Group	10,440,000	635,622
	Aoshikang Technology Co., Ltd., Class A	41,200	343,828
*	Aowei Holdings, Ltd.	1,451,000	284,319

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	APT Satellite Holdings, Ltd.	226,000	$65,128
*	Art Group Holdings, Ltd.	320,000	11,177
	Asia Cement China Holdings Corp.	3,077,500	2,642,445
#	AsiaInfo Technologies, Ltd.	48,000	71,761
*	Asian Citrus Holdings, Ltd.	2,314,000	44,104
	Ausnutria Dairy Corp., Ltd.	3,033,000	4,928,196
	Avic Heavy Machinery Co., Ltd., Class A	181,900	543,311
#*	AVIC International Holding HK, Ltd.	23,635,722	465,051
	AviChina Industry & Technology Co., Ltd., Class H	11,348,000	8,484,188
	BAIC Motor Corp., Ltd., Class H	7,826,000	2,752,301
	BAIOO Family Interactive, Ltd.	2,178,000	489,887
	Bank of Chongqing Co., Ltd., Class H	2,533,500	1,602,795
	Bank of Tianjin Co Ltd., Class H	100,000	40,273
#	Bank of Zhengzhou Co., Ltd., Class H	671,000	171,009
	Baosheng Science and Technology Innovation Co., Ltd., Class A	191,902	121,146
*	Baoye Group Co., Ltd., Class H	1,368,000	643,677
#*	Baozun, Inc., Sponsored ADR	283,293	11,612,180
	BBMG Corp., Class H	6,122,000	1,188,254
	Befar Group Co., Ltd., Class A	623,900	492,249
	Beibuwan Port Co., Ltd., Class A	133,781	183,870
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	128,350	253,516
	Beijing Capital Development Co., Ltd., Class A	378,076	331,892
	Beijing Capital International Airport Co., Ltd., Class H	9,564,000	7,351,295
	Beijing Capital Land, Ltd., Class H	10,751,750	1,912,988
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	216,250	582,853
	Beijing Dahao Technology Corp., Ltd., Class A	15,900	61,839
	Beijing E-Hualu Information Technology Co., Ltd., Class A	54,240	229,421
*	Beijing Enterprises Clean Energy Group, Ltd.	59,768,570	843,586
	Beijing Enterprises Holdings, Ltd.	1,352,000	4,419,438
*	Beijing Enterprises Medical & Health Group, Ltd.	22,158,000	354,211
	Beijing Enterprises Water Group, Ltd.	14,416,000	5,854,109
	Beijing Forever Technology Co., Ltd., Class A	211,838	311,807
*	Beijing Gas Blue Sky Holdings, Ltd.	16,288,000	243,692
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	245,300	471,061
	Beijing Global Safety Technology Co., Ltd., Class A	80,336	329,957
	Beijing Hualian Department Store Co., Ltd., Class A	927,300	247,820
*	Beijing Jetsen Technology Co., Ltd., Class A	756,000	350,708
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,038,000	2,886,914
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	189,200	145,566
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	52,954	279,900
#	Beijing North Star Co., Ltd., Class H	4,928,000	898,937
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	707,100	433,237
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	360,754	526,805
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	472,000	444,324
	Beijing Shuzhi Technology Co., Ltd., Class A	262,697	102,497
	Beijing SL Pharmaceutical Co., Ltd., Class A	237,600	312,177
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	104,200	75,178
	Beijing Strong Biotechnologies, Inc., Class A	75,100	239,568
	Beijing SuperMap Software Co., Ltd., Class A	130,017	324,305
*	Beijing Ultrapower Software Co., Ltd., Class A	196,300	132,462
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	146,802	125,969
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,110,000	278,586
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	364,050	532,846
*	Berry Genomics Co., Ltd., Class A	76,166	384,360
#	Best Pacific International Holdings, Ltd.	978,000	179,311
#*	BEST, Inc.	66,028	145,922
	Bestsun Energy Co., Ltd., Class A	439,200	355,838

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Better Life Commercial Chain Share Co., Ltd., Class A	186,849	$221,484
	Biem.L.Fdlkk Garment Co., Ltd., Class A	226,080	564,850
	BII Railway Transportation Technology Holdings Co., Ltd.	2,452,000	217,526
*	Billion Industrial Holdings, Ltd.	44,000	23,226
*	Bluedon Information Security Technology Co., Ltd., Class A	504,300	353,754
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	518,700	513,491
*	Bohai Leasing Co., Ltd., Class A	1,263,500	458,515
	Bosideng International Holdings, Ltd.	13,826,000	6,113,408
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	160,250	685,609
*	Boyaa Interactive International, Ltd.	1,686,000	143,468
	Bright Real Estate Group Co., Ltd., Class A	962,280	346,359
	Brilliance China Automotive Holdings, Ltd.	8,928,000	6,980,086
	B-Soft Co., Ltd., Class A	268,178	524,712
	BTG Hotels Group Co., Ltd., Class A	65,956	221,101
	C C Land Holdings, Ltd.	14,093,015	3,283,812
#	C&D International Investment Group, Ltd.	350,000	558,548
*	C&D Property Management Group Co., Ltd.	350,000	122,336
*	CA Cultural Technology Group, Ltd.	2,927,000	887,510
	Cabbeen Fashion, Ltd.	1,296,000	468,683
	Camel Group Co., Ltd., Class A	154,235	211,269
	Canny Elevator Co., Ltd., Class A	162,500	242,688
	Canvest Environmental Protection Group Co., Ltd.	4,165,000	1,707,809
*	Capital Environment Holdings, Ltd.	23,030,000	410,077
#*	CAR, Inc.	3,835,000	1,967,964
	Carrianna Group Holdings Co., Ltd.	891,257	52,861
*	CECEP COSTIN New Materials Group, Ltd.	4,494,000	65,208
	CECEP Wind-Power Corp., Class A	1,677,800	914,527
	Central China Real Estate, Ltd.	5,495,626	2,287,969
#*	Central China Securities Co., Ltd., Class H	5,620,000	1,142,418
*	CGN New Energy Holdings Co., Ltd.	6,266,000	1,363,631
	CGN Nuclear Technology Development Co., Ltd., Class A	141,400	219,246
	Changchun Faway Automobile Components Co., Ltd., Class A	232,830	312,170
	Changzhou Qianhong Biopharma Co., Ltd., Class A	299,700	175,366
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	165,756	288,042
	Chaowei Power Holdings, Ltd.	3,465,000	1,469,496
	Cheetah Mobile, Inc., ADR	214,716	455,198
*	ChemPartner PharmaTech Co., Ltd., Class A	107,200	210,162
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	147,800	306,216
	Chengdu Hongqi Chain Co., Ltd., Class A	308,700	278,813
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	138,234	265,655
	Chengdu Xingrong Environment Co., Ltd., Class A	983,399	689,553
	China Aerospace International Holdings, Ltd.	12,030,500	1,036,324
	China Aircraft Leasing Group Holdings, Ltd.	1,858,000	1,548,309
	China Aoyuan Group, Ltd.	6,341,000	5,578,673
	China Baoan Group Co., Ltd., Class A	345,010	364,980
	China Bester Group Telecom Co., Ltd., Class A	102,700	186,228
	China Beststudy Education Group	312,000	108,440
	China BlueChemical, Ltd., Class H	11,928,000	2,393,271
	China Building Material Test & Certification Group Co., Ltd., Class A	83,747	283,462
	China CAMC Engineering Co., Ltd., Class A	332,197	331,870
*	China Chengtong Development Group, Ltd.	2,628,000	57,919
	China Cinda Asset Management Co., Ltd., Class H	4,228,000	799,267
	China Common Rich Renewable Energy Investments, Ltd.	17,084,000	2,065,747
	China Communications Services Corp., Ltd., Class H	11,056,000	4,933,710
	China CYTS Tours Holding Co., Ltd., Class A	255,300	392,170
	China Datang Corp. Renewable Power Co., Ltd., Class H	13,543,000	2,911,517
*	China Daye Non-Ferrous Metals Mining, Ltd.	7,434,000	81,361
	China Development Bank Financial Leasing Co., Ltd., Class H	110,000	15,405
#*	China Dili Group	12,965,699	4,142,850

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Distance Education Holdings, Ltd., ADR	88,103	$845,789
	China Dongxiang Group Co., Ltd.	20,193,985	2,001,304
	China Education Group Holdings, Ltd.	365,000	765,836
#	China Electronics Huada Technology Co., Ltd.	3,896,000	420,626
#	China Electronics Optics Valley Union Holding Co., Ltd.	13,660,000	731,117
	China Energy Engineering Corp., Ltd., Class H	906,000	87,443
	China Everbright Environment Group, Ltd.	15,976,000	8,967,040
#	China Everbright Greentech, Ltd.	3,230,000	1,383,786
	China Everbright, Ltd.	5,822,000	7,480,445
	China Express Airlines Co., Ltd., Class A	368,638	801,679
*	China Financial Services Holdings, Ltd.	183,300	38,950
	China Foods, Ltd.	6,264,000	2,588,716
*	China Glass Holdings, Ltd.	3,642,000	384,484
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	4,812,000	3,892,352
*	China Greenland Broad Greenstate Group Co., Ltd.	4,572,000	179,630
	China Hanking Holdings, Ltd.	3,398,000	596,564
#	China Harmony Auto Holding, Ltd.	5,043,500	2,221,328
*	China High Precision Automation Group, Ltd.	1,289,000	38,030
	China High Speed Railway Technology Co., Ltd., Class A	741,500	284,039
	China High Speed Transmission Equipment Group Co., Ltd.	2,354,000	2,215,256
	China Hongqiao Group, Ltd.	3,530,500	3,116,999
	China Huarong Asset Management Co., Ltd., Class H	29,702,000	3,435,862
*	China Index Holdings, Ltd., ADR	117,657	244,727
	China International Marine Containers Group Co., Ltd., Class H	2,946,520	4,745,101
#	China Jinmao Holdings Group, Ltd.	7,952,000	3,112,406
	China Kepei Education Group, Ltd.	828,000	582,441
	China Kings Resources Group Co., Ltd., Class A	77,200	322,346
	China Lesso Group Holdings, Ltd.	5,415,000	8,983,313
	China Lilang, Ltd.	2,859,000	1,924,933
#*	China Literature, Ltd.	476,000	4,517,004
#*	China Logistics Property Holdings Co., Ltd.	3,646,000	2,088,215
#*	China Longevity Group Co., Ltd.	1,076,350	35,678
	China Longyuan Power Group Corp., Ltd., Class H	10,789,000	15,793,255
#*	China Lumena New Materials Corp.	363,249	0
	China Machinery Engineering Corp., Class H	5,813,000	2,632,544
#*	China Maple Leaf Educational Systems, Ltd.	9,352,000	2,262,615
*	China Medical & HealthCare Group, Ltd.	930,000	12,455
	China Medical System Holdings, Ltd.	7,618,500	10,915,377
	China Meheco Co., Ltd., Class A	214,654	449,072
	China Meidong Auto Holdings, Ltd.	2,674,000	8,992,556
	China Merchants Land, Ltd.	8,916,000	1,282,380
	China Merchants Port Holdings Co., Ltd.	3,360,000	4,677,281
	China Metal Recycling Holdings, Ltd.	2,401,686	0
#*	China Modern Dairy Holdings, Ltd.	8,264,000	2,663,479
	China National Accord Medicines Corp., Ltd., Class A	123,506	731,956
	China New Town Development Co., Ltd.	8,175,648	155,555
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	401,000	285,860
*	China Oceanwide Holdings, Ltd.	4,994,000	89,008
#*	China Oil & Gas Group, Ltd.	25,178,000	1,313,244
#	China Oilfield Services, Ltd., Class H	4,584,000	5,046,832
	China Oriental Group Co., Ltd.	7,480,000	2,025,521
	China Overseas Grand Oceans Group, Ltd.	9,921,749	5,045,093
	China Overseas Property Holdings, Ltd.	7,015,000	4,319,483
	China Pioneer Pharma Holdings, Ltd.	2,014,000	253,974
	China Power International Development, Ltd.	25,717,333	5,762,454
*	China Properties Group, Ltd.	2,045,000	126,536
	China Publishing & Media Co., Ltd., Class A	378,215	355,026
	China Railway Tielong Container Logistics Co., Ltd., Class A	189,400	149,813

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Rare Earth Holdings, Ltd.	7,152,799	$552,728
	China Reinsurance Group Corp., Class H	12,293,000	1,279,940
#	China Renaissance Holdings, Ltd.	144,100	452,538
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	329,774	572,649
	China Resources Medical Holdings Co., Ltd.	5,218,000	5,132,002
	China Resources Pharmaceutical Group, Ltd.	4,723,500	2,480,469
	China Resources Power Holdings Co., Ltd.	2,580,000	2,722,176
	China Sanjiang Fine Chemicals Co., Ltd.	4,541,000	1,571,904
	China SCE Group Holdings, Ltd.	9,605,200	3,610,526
	China Science Publishing & Media, Ltd., Class A	175,900	248,684
#*	China Shanshui Cement Group, Ltd.	30,000	6,993
#*	China Shengmu Organic Milk, Ltd.	11,882,000	1,178,870
	China Shineway Pharmaceutical Group, Ltd.	2,071,200	1,464,282
*	China Silver Group, Ltd.	5,550,000	591,797
	China South City Holdings, Ltd.	24,522,000	2,646,197
	China South Publishing & Media Group Co., Ltd., Class A	600,500	872,095
	China Starch Holdings, Ltd.	7,505,000	164,607
*	China Sunshine Paper Holdings Co., Ltd.	1,794,000	391,828
	China Suntien Green Energy Corp., Ltd., Class H	8,194,000	2,388,552
	China Taiping Insurance Holdings Co., Ltd.	6,028,800	10,643,527
	China Tian Lun Gas Holdings, Ltd.	1,894,500	1,641,442
#*	China Tianrui Group Cement Co., Ltd.	256,000	228,531
*	China Tianying, Inc., Class A	657,100	391,657
	China Traditional Chinese Medicine Holdings Co., Ltd.	14,378,000	7,974,127
*	China Travel International Investment Hong Kong, Ltd.	15,065,900	2,053,566
*	China Tungsten And Hightech Materials Co., Ltd., Class A	37,000	37,673
	China Vast Industrial Urban Development Co., Ltd.	2,122,000	848,404
#*	China Vered Financial Holding Corp., Ltd.	4,620,000	49,316
#	China Water Affairs Group, Ltd.	5,388,000	4,180,183
	China West Construction Group Co., Ltd., Class A	135,400	172,480
*	China Wood Optimization Holding, Ltd.	1,924,000	247,745
	China World Trade Center Co., Ltd., Class A	169,977	311,924
	China XLX Fertiliser, Ltd.	2,127,000	875,536
	China Yongda Automobiles Services Holdings, Ltd.	2,597,500	3,635,024
	China Yuhua Education Corp., Ltd.	6,110,000	5,345,147
*	China Yurun Food Group, Ltd.	102,000	8,007
#*	China ZhengTong Auto Services Holdings, Ltd.	6,982,000	681,284
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	387,600	165,147
#*	China Zhongwang Holdings, Ltd.	11,869,200	2,825,039
	Chinasoft International, Ltd.	11,338,000	13,721,964
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	240,900	361,081
	Chongqing Department Store Co., Ltd., Class A	145,400	612,981
	Chongqing Dima Industry Co., Ltd., Class A	104,100	39,390
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	131,600	351,258
	Chongqing Machinery & Electric Co., Ltd., Class H	4,630,000	321,916
	Chongqing Rural Commercial Bank Co., Ltd., Class H	930,000	399,940
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	392,137	414,432
	Chow Tai Seng Jewellery Co., Ltd., Class A	31,400	151,689
	Chu Kong Shipping Enterprise Group Co., Ltd.	1,366,000	157,191
	CIFI Holdings Group Co., Ltd.	2,624,000	2,150,893
	CIMC Enric Holdings, Ltd.	4,056,000	2,495,496
	Cinda Real Estate Co., Ltd., Class A	782,200	454,061
	Cisen Pharmaceutical Co., Ltd., Class A	154,600	298,437
*	CITIC Dameng Holdings, Ltd.	996,000	54,543
*	CITIC Guoan Information Industry Co., Ltd., Class A	1,133,750	375,957
*	CITIC Resources Holdings, Ltd.	16,840,600	639,820
#*	Citychamp Watch & Jewellery Group, Ltd.	9,470,000	1,880,952
*	CMST Development Co., Ltd., Class A	585,300	401,254
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	567,300	699,666

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COFCO Biotechnology Co., Ltd., Class A	661,200	$1,112,466
#	COFCO Joycome Foods, Ltd.	3,458,000	1,250,271
*	Cogobuy Group	2,950,000	637,030
#	Colour Life Services Group Co., Ltd.	2,372,604	1,027,737
#	Comba Telecom Systems Holdings, Ltd.	6,332,001	1,875,746
	Concord New Energy Group, Ltd.	36,354,964	2,435,545
	Consun Pharmaceutical Group, Ltd.	2,815,000	1,154,355
*	Coolpad Group, Ltd.	2,740,000	100,132
#	COSCO SHIPPING Development Co., Ltd., Class H	17,717,000	2,803,108
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	6,210,000	2,483,263
	COSCO SHIPPING International Hong Kong Co., Ltd.	3,895,000	1,204,555
	COSCO SHIPPING Ports, Ltd.	11,245,565	7,977,593
*	Cosmo Lady China Holdings Co., Ltd.	3,328,000	606,577
	CP Pokphand Co., Ltd.	40,234,594	4,142,836
	CPMC Holdings, Ltd.	3,246,000	1,635,279
	CQ Pharmaceutical Holding Co., Ltd., Class A	375,000	286,278
	CSG Holding Co., Ltd., Class A	393,980	400,562
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	722,000	772,253
	CSSC Science & Technology Co., Ltd., Class A	158,600	281,024
#*	CT Environmental Group, Ltd.	18,320,000	150,752
	CTS International Logistics Corp., Ltd., Class A	195,520	338,601
#*	CWT International, Ltd.	24,080,000	264,297
*	Cybernaut International Holdings Co., Ltd.	3,760,000	42,223
	D&O Home Collection Co., Ltd., Class A	106,962	324,010
#*	Da Ming International Holdings, Ltd.	880,000	227,523
	DaFa Properties Group, Ltd.	301,000	274,759
	Dalian Bio-Chem Co., Ltd., Class A	60,476	131,794
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	272,300	142,910
*	Dalian My Gym Education Technology Co., Ltd., Class A	265,797	212,953
	Dare Power Dekor Home Co., Ltd., Class A	112,600	217,776
	Dashang Co., Ltd., Class A	103,508	289,505
	Datang International Power Generation Co., Ltd., Class H	6,732,000	893,398
	Dawnrays Pharmaceutical Holdings, Ltd.	5,391,886	833,502
	Dazhong Transportation Group Co., Ltd., Class A	631,520	332,815
	Dazzle Fashion Co., Ltd., Class A	128,728	336,437
	DBG Technology Co., Ltd., Class A	213,483	410,239
	Deppon Logistics Co., Ltd., Class A	107,247	245,401
#	Dexin China Holdings Co., Ltd.	402,000	153,153
#*	Differ Group Holding Co., Ltd.	12,814,000	1,221,780
	Digital China Group Co., Ltd., Class A	335,700	916,878
	Digital China Holdings, Ltd.	3,852,500	2,853,493
	Digital China Information Service Co., Ltd., Class A	276,264	585,581
	Dongfang Electric Corp., Ltd., Class H	1,883,000	1,803,138
	Dongfang Electronics Co., Ltd., Class A	107,300	70,381
	Dongfeng Motor Group Co., Ltd., Class H	4,734,000	4,663,176
#	Dongjiang Environmental Co., Ltd., Class H	1,166,575	744,173
	Dongyue Group, Ltd.	6,496,000	4,501,334
*	Doushen Beijing Education & Technology, Inc., Class A	225,041	322,972
*	DouYu International Holdings, Ltd., ADR	155,421	2,040,678
	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,290,000	941,066
*	Easysight Supply Chain Management Co., Ltd., Class A	358,700	407,366
*	E-Commodities Holdings, Ltd.	2,748,000	130,788
	E-House China Enterprise Holdings, Ltd.	164,700	144,263
	Electric Connector Technology Co., Ltd., Class A	96,000	490,470
	Elion Energy Co., Ltd., Class A	826,663	348,782
#	Essex Bio-technology, Ltd.	1,256,000	628,853
	Eternal Asia Supply Chain Management, Ltd., Class A	459,200	282,855
	EVA Precision Industrial Holdings, Ltd.	4,866,435	420,978
	Ever Sunshine Lifestyle Services Group, Ltd.	116,000	332,229

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Everbright Jiabao Co., Ltd., Class A	647,600	$308,687
*	EverChina International Holdings Co., Ltd.	13,020,000	304,003
*	Fang Holdings, Ltd., ADR	15,618	190,377
*	Fangda Special Steel Technology Co., Ltd., Class A	432,981	424,761
#	Fanhua, Inc., Sponsored ADR	231,632	3,726,959
#	Fantasia Holdings Group Co., Ltd.	9,606,000	1,404,181
	Far East Horizon, Ltd.	10,953,000	11,292,937
	FinVolution Group	20,816	71,815
*	First Tractor Co., Ltd., Class H	1,423,176	704,251
	Flat Glass Group Co., Ltd., Class H	940,000	3,857,060
*	Focused Photonics Hangzhou, Inc., Class A	108,900	224,656
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	30,172	44,698
	Fu Shou Yuan International Group, Ltd.	5,017,000	4,772,956
	Fufeng Group, Ltd.	10,243,600	3,990,445
	Fujian Longking Co., Ltd., Class A	172,500	229,491
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	133,700	318,363
	Fujian Star-net Communication Co., Ltd., Class A	134,073	439,816
#*	Fullshare Holdings, Ltd.	41,672,500	800,712
#*	Futu Holdings, Ltd., ADR	5,426	539,399
	Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd., Class A	797,700	332,590
	Gansu Qilianshan Cement Group Co., Ltd., Class A	149,233	288,810
	Gansu Shangfeng Cement Co., Ltd., Class A	268,601	718,323
#*	GCL New Energy Holdings, Ltd.	18,764,000	903,806
#*	GCL-Poly Energy Holdings, Ltd.	71,015,000	21,842,403
	Gemdale Properties & Investment Corp., Ltd.	32,642,000	4,613,669
*	Gem-Year Industrial Co., Ltd., Class A	126,000	96,619
	Genertec Universal Medical Group Co., Ltd.	6,432,500	4,904,801
	Genimous Technology Co., Ltd., Class A	330,115	257,736
*	Genscript Biotech Corp.	2,946,000	3,746,638
	Getein Biotech, Inc., Class A	89,131	416,770
*	Global Top E-Commerce Co., Ltd., Class A	517,700	335,038
*	Glorious Property Holdings, Ltd.	14,207,501	466,991
	Goldcard Smart Group Co., Ltd.	147,600	247,991
	Golden Eagle Retail Group, Ltd.	2,855,000	2,580,144
	Golden Throat Holdings Group Co., Ltd.	991,500	183,720
	Golden Wheel Tiandi Holdings Co., Ltd.	546,000	36,918
	GoldenHome Living Co., Ltd., Class A	53,180	446,718
*	Goldenmax International Technology, Ltd., Class A	248,800	293,422
	Goldlion Holdings, Ltd.	1,527,962	310,827
	Goldpac Group, Ltd.	1,607,000	356,055
#*	GOME Retail Holdings, Ltd.	34,090,000	5,477,475
*	Gosuncn Technology Group Co., Ltd., Class A	352,291	175,815
*	Grand Baoxin Auto Group, Ltd.	4,272,992	451,044
	Grandblue Environment Co., Ltd., Class A	29,700	96,577
	Greattown Holdings, Ltd., Class A	778,800	444,392
	Greatview Aseptic Packaging Co., Ltd.	5,270,000	2,884,606
*	Gree Real Estate Co., Ltd., Class A	436,440	392,648
	Greenland Hong Kong Holdings, Ltd.	6,025,000	1,772,476
	Greentown China Holdings, Ltd.	4,500,148	5,878,637
	Greentown Service Group Co., Ltd.	7,142,000	8,032,135
	Grinm Advanced Materials Co., Ltd., Class A	289,300	530,805
	Guangdong Baolihua New Energy Stock Co., Ltd., Class A	585,600	685,859
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	455,500	260,733
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	197,000	203,009
*	Guangdong HEC Technology Holding Co., Ltd., Class A	592,700	424,913
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	302,292
*	Guangdong Land Holdings, Ltd.	2,266,800	327,440
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	282,900	248,100
*	Guangdong Shirongzhaoye Co., Ltd., Class A	333,100	294,946

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Tapai Group Co., Ltd., Class A	239,500	$420,860
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	166,200	210,786
*	Guanghui Energy Co., Ltd., Class A	1,892,100	713,060
#	Guangshen Railway Co., Ltd., Class H	7,154,000	1,289,440
	Guangxi Liugong Machinery Co., Ltd., Class A	596,220	692,748
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	119,980	375,764
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	1,358,080	572,381
	Guangzhou R&F Properties Co., Ltd., Class H	5,864,800	7,213,615
	Guangzhou Restaurant Group Co., Ltd., Class A	15,300	94,046
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	63,351	756,416
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	326,400	393,874
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	301,400	229,540
	Guizhou Gas Group Corp., Ltd., Class A	223,900	326,555
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	649,500	680,171
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	274,100	343,260
#*	Guolian Securities Co., Ltd., Class H	1,395,500	756,640
	Guomai Technologies, Inc., Class A	185,400	179,412
	Guorui Properties, Ltd.	5,471,000	535,394
*	Guosheng Financial Holding, Inc., Class A	40,500	60,087
*	Haichang Ocean Park Holdings, Ltd.	6,423,000	413,439
#*	Hailiang Education Group, Inc., ADR	32,567	1,910,055
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	19,700	63,446
*	Hainan Meilan International Airport Co., Ltd., Class H	696,000	4,032,369
*	Hainan Ruize New Building Material Co., Ltd., Class A	256,900	194,547
	Hainan Strait Shipping Co., Ltd., Class A	564,265	682,594
	Haisco Pharmaceutical Group Co., Ltd., Class A	15,400	41,110
	Haitian International Holdings, Ltd.	3,460,000	12,474,657
*	Hand Enterprise Solutions Co., Ltd., Class A	189,200	200,693
	Hangcha Group Co., Ltd., Class A	239,388	722,961
	Hangjin Technology Co., Ltd., Class A	262,000	850,199
	Hangxiao Steel Structure Co., Ltd., Class A	438,608	248,353
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	844,386	565,375
	Hangzhou Century Co., Ltd., Class A	323,800	372,277
	Harbin Bank Co., Ltd., Class H	1,742,000	226,397
	Harbin Boshi Automation Co., Ltd., Class A	404,600	800,531
*	Harbin Electric Co., Ltd., Class H	4,785,413	1,341,425
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	509,600	208,703
*	Harbin Pharmaceutical Group Co., Ltd., Class A	854,900	343,094
#*	Harmonicare Medical Holdings, Ltd.	2,321,000	458,018
	HBIS Resources Co., Ltd., Class A	32,300	123,649
#*	HC Group, Inc.	2,846,500	380,616
	Health and Happiness H&H International Holdings, Ltd.	1,341,000	6,533,642
	Hebei Chengde Lolo Co., Class A	368,379	361,354
#	Hebei Construction Group Corp., Ltd., Class H	105,000	43,855
	Hebei Sitong New Metal Material Co., Ltd., Class A	34,000	63,207
	Henan Lingrui Pharmaceutical Co., Class A	160,300	192,581
	Henan Pinggao Electric Co., Ltd., Class A	342,000	337,383
*	Henan Senyuan Electric Co., Ltd., Class A	65,900	33,427
	Henan Shenhuo Coal & Power Co., Ltd., Class A	767,800	774,233
	Henan Yuguang Gold & Lead Co., Ltd., Class A	96,200	83,813
	Henan Zhongyuan Expressway Co., Ltd., Class A	907,923	433,127
	Henderson Investment, Ltd.	2,432,000	123,575
#*	Hengdeli Holdings, Ltd.	13,945,399	484,258
	Hexing Electrical Co., Ltd., Class A	192,590	379,896
*	Hi Sun Technology China, Ltd.	12,219,000	2,215,213
	Hisense Home Appliances Group Co., Ltd., Class H	2,165,000	3,685,321
	HKC Holdings, Ltd.	947,783	935,850
	Holitech Technology Co., Ltd., Class A	776,200	429,857
	Hongda Xingye Co., Ltd., Class A	406,500	181,389

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Honghua Group, Ltd.	16,870,000	$530,551
	Honworld Group, Ltd.	1,235,500	403,970
#	Hope Education Group Co., Ltd.	3,488,000	1,191,031
#	Hopson Development Holdings, Ltd.	3,652,000	9,319,978
*	Hua Hong Semiconductor, Ltd.	2,124,000	12,720,044
#	Huadian Power International Corp., Ltd., Class H	7,680,000	1,956,913
	Huafa Industrial Co., Ltd. Zhuhai, Class A	639,800	628,977
	Huafon Microfibre Shanghai Technology Co., Ltd.	475,200	400,043
	Huafu Fashion Co., Ltd., Class A	522,852	329,235
*	Huanxi Media Group, Ltd.	2,050,000	399,011
	Huapont Life Sciences Co., Ltd., Class A	498,900	368,271
*	Huawen Media Group, Class A	613,800	222,698
	Huaxi Holdings Co., Ltd.	444,000	124,691
	Huazhong In-Vehicle Holdings Co., Ltd.	2,584,000	296,533
	Hubei Dinglong Co., Ltd., Class A	7,400	25,062
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	254,889	731,031
*	Hubei Kaile Science & Technology Co., Ltd., Class A	205,500	286,636
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	416,678	836,935
	Huishang Bank Corp., Ltd., Class H	34,000	11,431
	Hunan Aihua Group Co., Ltd., Class A	154,787	568,508
	Hunan Gold Corp., Ltd., Class A	244,800	294,618
	Hunan New Wellful Co., Ltd., Class A	263,400	316,882
#*	HUYA, Inc., ADR	173,981	4,504,368
*	Hytera Communications Corp., Ltd., Class A	439,400	399,222
*	HyUnion Holding Co., Ltd., Class A	258,400	213,647
#*	iDreamSky Technology Holdings, Ltd.	175,200	90,868
	IKD Co., Ltd., Class A	147,500	328,311
	IMAX China Holding, Inc.	847,500	1,385,248
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	271,456	466,557
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	1,912,700	679,304
	Inner Mongolia Yitai Coal Co., Ltd., Class H	554,000	359,974
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	814,100	267,840
*	Innuovo Technology Co., Ltd., Class A	364,600	296,056
*	Inspur International, Ltd.	1,576,000	395,473
	Inspur Software Co., Ltd., Class A	10,900	23,510
	IReader Technology Co., Ltd., Class A	80,700	457,928
*	IRICO Group New Energy Co., Ltd., Class H	1,518,000	371,065
	Jack Sewing Machine Co., Ltd., Class A	147,700	705,496
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	187,010	252,957
	Jiajiayue Group Co., Ltd., Class A	136,899	429,946
	Jiangling Motors Corp., Ltd., Class A	152,600	424,440
	Jiangnan Group, Ltd.	15,146,000	702,425
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	1,543,008	561,547
	Jiangsu Etern Co., Ltd., Class A	132,100	57,303
	Jiangsu Expressway Co., Ltd., Class H	804,000	932,363
	Jiangsu Guotai International Group Co., Ltd., Class A	612,495	571,793
*	Jiangsu Hoperun Software Co., Ltd., Class A	272,200	369,547
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	878,520	556,849
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	192,140	262,509
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	205,607	218,088
	Jiangsu Linyang Energy Co., Ltd., Class A	710,100	885,106
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	258,500	550,777
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	625,009	541,997
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	1,256,600	753,757
	Jiangxi Bank Co., Ltd., Class H	25,500	10,493
	Jiangxi Copper Co., Ltd., Class H	1,283,000	2,107,756
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	131,600	454,254
	Jiangxi Wannianqing Cement Co., Ltd., Class A	102,200	188,908
	Jiangzhong Pharmaceutical Co., Ltd., Class A	196,640	306,989

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiayuan International Group, Ltd.	4,870,834	$1,889,881
*	Jilin Electric Power Co., Ltd., Class A	866,200	542,855
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	115,761	37,300
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	436,800	167,823
#	Jinchuan Group International Resources Co., Ltd.	12,519,000	1,761,197
	Jingrui Holdings, Ltd.	2,160,000	715,592
	Jingwei Textile Machinery Co., Ltd., Class A	284,500	310,356
*	JinkoSolar Holding Co., Ltd., ADR	187,850	11,644,821
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	722,972	523,122
	Jinneng Science&Technology Co., Ltd., Class A	176,300	531,507
	Jinyuan EP Co., Ltd., Class A	145,600	157,527
	Jiuzhitang Co., Ltd., Class A	287,600	341,745
	Jizhong Energy Resources Co., Ltd., Class A	1,082,100	539,423
	JL Mag Rare-Earth Co., Ltd., Class A	134,671	767,097
	JNBY Design, Ltd.	1,042,500	1,206,774
	Jointo Energy Investment Co., Ltd. Hebei, Class A	697,596	516,793
	Joy City Property, Ltd.	19,994,000	1,218,664
#	JOYY, Inc., ADR	129,276	11,898,563
	JSTI Group, Class A	213,888	182,640
	Ju Teng International Holdings, Ltd.	5,044,000	1,426,696
*	Kai Yuan Holdings, Ltd.	11,360,000	66,035
	Kaisa Group Holdings, Ltd.	13,224,000	6,089,605
#	Kaisa Prosperity Holdings, Ltd.	174,250	442,651
*	Kangda International Environmental Co., Ltd.	3,764,000	320,282
#*	Kasen International Holdings, Ltd.	3,218,000	426,042
*	Keda Industrial Group Co., Ltd., Class A	71,400	109,545
	Kinetic Mines and Energy, Ltd.	468,000	24,752
	Kingboard Holdings, Ltd.	4,072,921	16,597,300
	Kingboard Laminates Holdings, Ltd.	5,204,000	8,357,657
	KingClean Electric Co., Ltd., Class A	28,043	123,651
	Kingsoft Corp., Ltd.	1,530,000	11,794,126
	Konfoong Materials International Co., Ltd., Class A	65,258	460,728
	Konka Group Co., Ltd., Class A	570,684	568,952
	KPC Pharmaceuticals, Inc., Class A	259,500	335,966
	Kunlun Energy Co., Ltd.	9,590,000	8,173,203
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	167,800	260,005
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	78,245	210,965
	KWG Group Holdings, Ltd.	6,526,450	8,647,223
*	KWG Living Group Holdings, Ltd.	3,815,225	4,020,300
*	Lanzhou Minbai Shareholding Group Co., Ltd., Class A	310,200	295,949
	Lao Feng Xiang Co., Ltd., Class A	21,311	150,206
	Lee & Man Chemical Co., Ltd.	1,072,785	441,346
	Lee & Man Paper Manufacturing, Ltd.	7,659,000	6,715,849
	Lee's Pharmaceutical Holdings, Ltd.	1,497,500	940,426
	Legend Holdings Corp., Class H	1,679,100	2,660,934
#*	LexinFintech Holdings, Ltd., ADR	368,542	2,863,571
	Leyard Optoelectronic Co., Ltd., Class A	530,700	516,001
	LianChuang Electronic Technology Co., Ltd., Class A	315,648	486,075
	Liaoning Port Co., Ltd., Class H	238,000	23,882
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	362,080	654,746
*	Lier Chemical Co., Ltd., Class A	168,700	656,798
*	Lifestyle China Group, Ltd.	2,050,000	319,004
*	Lifetech Scientific Corp.	17,288,000	10,950,655
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	408,100	176,297
	Lingyuan Iron & Steel Co., Ltd., Class A	490,702	165,029
*	Link Motion, Inc., Sponsored ADR	690,534	0
	Liuzhou Iron & Steel Co., Ltd., Class A	462,000	396,820
	Livzon Pharmaceutical Group, Inc., Class H	789,903	2,917,399
	Loncin Motor Co., Ltd., Class A	724,300	338,588

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Long Yuan Construction Group Co., Ltd., Class A	398,400	$312,700
	Longshine Technology Group Co., Ltd., Class A	174,200	358,331
	Lonking Holdings, Ltd.	11,724,000	3,890,705
	Luolai Lifestyle Technology Co., Ltd., Class A	85,840	158,640
	Luoniushan Co., Ltd., Class A	181,128	228,799
*	Luoyang Glass Co., Ltd., Class H	154,000	161,620
	Luye Pharma Group, Ltd.	7,907,000	3,956,964
#	LVGEM China Real Estate Investment Co., Ltd.	1,788,000	508,585
	Maanshan Iron & Steel Co., Ltd., Class H	3,692,048	1,022,104
*	Macrolink Culturaltainment Development Co., Ltd., Class A	682,438	215,977
*	Maoyan Entertainment	304,800	493,923
	Maoye International Holdings, Ltd.	4,303,000	188,299
*	Markor International Home Furnishings Co., Ltd., Class A	520,780	441,042
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	147,525	430,074
*	Meitu, Inc.	1,754,000	340,047
	Metallurgical Corp. of China, Ltd., Class H	98,000	18,894
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	18,100	381,543
	Min Xin Holdings, Ltd.	804,000	404,193
*	Mingfa Group International Co., Ltd.	7,108,000	650,912
	Minmetals Land, Ltd.	9,488,000	1,073,311
	Minsheng Education Group Co., Ltd.	132,000	23,784
	Minth Group, Ltd.	3,657,000	16,692,290
	Misho Ecology & Landscape Co., Ltd., Class A	137,400	113,044
*	MMG, Ltd.	12,510,999	4,820,723
	MOBI Development Co., Ltd.	1,753,000	135,083
	Modern Land China Co., Ltd.	5,540,800	606,413
	Momo, Inc., Sponsored ADR	511,186	7,810,922
*	Montnets Cloud Technology Group Co., Ltd., Class A	189,142	450,802
*	Myhome Real Estate Development Group Co., Ltd., Class A	1,065,200	304,558
	MYS Group Co., Ltd., Class A	215,887	117,598
*	Nan Hai Corp., Ltd.	24,100,000	136,734
	Nanjing Iron & Steel Co., Ltd., Class A	697,600	327,469
*	Nanjing Sample Technology Co., Ltd., Class H	45,500	23,726
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	224,500	327,068
*	Natural Food International Holding, Ltd.	314,000	27,457
*	Nature Home Holding Co., Ltd.	1,787,000	223,565
	NetDragon Websoft Holdings, Ltd.	1,182,000	2,791,646
*	New Century Healthcare Holding Co., Ltd.	35,000	8,231
*	New World Department Store China, Ltd.	2,348,462	329,407
	Newland Digital Technology Co., Ltd., Class A	251,800	504,333
	Nexteer Automotive Group, Ltd.	4,027,000	6,457,222
	Nine Dragons Paper Holdings, Ltd.	8,051,000	12,402,622
	Ningbo Huaxiang Electronic Co., Ltd., Class A	86,038	202,734
	Ningbo Orient Wires & Cables Co., Ltd., Class A	217,575	881,689
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	300,700	283,665
	Ningbo Yunsheng Co., Ltd., Class A	340,100	353,147
	Ningxia Jiaze New Energy Co., Ltd., Class A	574,100	356,780
#*	Niu Technologies, Sponsored ADR	122,942	5,376,254
#*	Noah Holdings, Ltd., Sponsored ADR	188,609	8,977,788
	Norinco International Cooperation, Ltd., Class A	269,374	283,643
	North Huajin Chemical Industries Co., Ltd., Class A	342,500	285,650
*	Northeast Pharmaceutical Group Co., Ltd., Class A	218,903	164,085
	NSFOCUS Technologies Group Co., Ltd., Class A	167,948	351,692
#*	NVC International Holdings, Ltd.	1,770,000	37,546
	Oceanwide Holdings Co., Ltd., Class A	564,577	255,397
*	OneSmart International Education Group, Ltd., ADR	79,990	299,163
	ORG Technology Co., Ltd., Class A	630,320	422,425
*	Orient Group, Inc., Class A	758,900	368,154
*	Ourpalm Co., Ltd., Class A	789,500	676,528

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Overseas Chinese Town Asia Holdings, Ltd.	1,146,183	$246,657
#	Pacific Online, Ltd.	1,939,365	319,156
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	2,541,800	764,767
*	Parkson Retail Group, Ltd.	3,291,000	108,234
	PAX Global Technology, Ltd.	4,456,000	4,376,729
	PCI-Suntek Technology Co., Ltd., Class A	602,240	646,425
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	2,002,270	703,106
	PharmaBlock Sciences Nanjing, Inc., Class A	15,500	401,002
#*	Phoenix Media Investment Holdings, Ltd.	7,896,000	569,474
	Phoenix New Media, Ltd., ADR	122,670	170,511
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	712,948	538,608
	Poly Property Group Co., Ltd.	13,295,000	3,822,271
*	Pou Sheng International Holdings, Ltd.	13,990,806	2,970,591
	Powerlong Real Estate Holdings, Ltd.	7,945,000	5,182,120
#	PW Medtech Group, Ltd.	4,271,000	274,682
#	Q Technology Group Co., Ltd.	2,102,000	4,256,221
	Qingdao East Steel Tower Stock Co., Ltd., Class A	127,400	157,784
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	158,122	360,144
	Qingdao Gon Technology Co., Ltd., Class A	87,300	393,552
	Qingdao Hanhe Cable Co., Ltd., Class A	594,000	331,544
#	Qingdao Port International Co., Ltd., Class H	969,000	560,129
	Qingdao Topscomm Communication, Inc., Class A	182,700	232,088
	Qingling Motors Co., Ltd., Class H	4,594,000	929,318
	Qinhuangdao Port Co., Ltd., Class H	3,011,500	504,864
#*	Qinqin Foodstuffs Group Cayman Co., Ltd.	65,000	20,229
#*	Qudian, Inc., Sponsored ADR	96,525	194,015
	Qunxing Paper Holdings Co., Ltd.	669,913	0
	Rainbow Digital Commercial Co., Ltd., Class A	356,250	400,653
	Raisecom Technology Co., Ltd., Class A	133,429	173,283
	Rastar Group, Class A	295,400	149,895
*	Realcan Pharmaceutical Group Co., Ltd., Class A	513,200	368,627
	Red Avenue New Materials Group Co., Ltd., Class A	49,500	222,422
	Red Star Macalline Group Corp., Ltd., Class H	367,120	245,876
#	Redco Properties Group, Ltd.	6,162,000	2,072,648
	Redsun Properties Group, Ltd.	270,000	90,231
	Renhe Pharmacy Co., Ltd., Class A	409,700	354,478
*	REXLot Holdings, Ltd.	98,652,252	49,624
	Richinfo Technology Co., Ltd., Class A	103,100	249,074
*	RISE Education Cayman, Ltd.	8,598	49,267
	Road King Infrastructure, Ltd.	1,604,000	1,989,600
	Rongan Property Co., Ltd., Class A	916,500	380,035
	Ronshine China Holdings, Ltd.	3,333,000	2,205,314
*	Ruhnn Holding, Ltd., ADR	9,397	27,721
	Runjian Co., Ltd., Class A	50,400	169,740
*	RYB Education, Inc., ADR	1,970	5,023
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	321,008	170,176
	Sansteel Minguang Co., Ltd. Fujian, Class A	736,394	720,618
	Sanxiang Impression Co., Ltd., Class A	36,100	27,321
	Sany Heavy Equipment International Holdings Co., Ltd.	6,153,000	5,118,742
*	Saurer Intelligent Technology Co., Ltd., Class A	417,200	186,822
	Seazen Group, Ltd.	1,696,000	1,553,134
#*	Secoo Holding, Ltd., ADR	64,187	171,379
	S-Enjoy Service Group Co., Ltd.	198,000	511,833
	SGIS Songshan Co., Ltd., Class A	977,500	599,473
	Shaan Xi Provincial Natural Gas Co., Ltd., Class A	446,990	397,175
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	586,000	433,113
	Shandong Chenming Paper Holdings, Ltd., Class H	1,936,750	1,133,346
	Shandong Humon Smelting Co., Ltd., Class A	230,600	454,705
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	24,454	77,443

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	255,500	$489,329
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	68,500	140,977
	Shandong New Beiyang Information Technology Co., Ltd., Class A	207,300	322,947
	Shandong Publishing & Media Co., Ltd., Class A	206,500	180,270
#	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	868,400	453,689
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	229,890	361,773
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,366,956	366,964
	Shanghai AJ Group Co., Ltd., Class A	426,800	450,737
	Shanghai AtHub Co., Ltd., Class A	45,700	362,506
	Shanghai Belling Co., Ltd., Class A	165,246	354,823
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	58,117	233,485
	Shanghai East China Computer Co., Ltd., Class A	127,939	487,109
	Shanghai Environment Group Co., Ltd., Class A	184,073	310,862
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	99,700	321,325
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	116,000	191,872
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,617,000	1,060,756
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	16,000	129,098
	Shanghai Industrial Development Co., Ltd., Class A	447,650	313,462
	Shanghai Industrial Holdings, Ltd.	2,711,000	3,714,710
	Shanghai Industrial Urban Development Group, Ltd.	14,651,000	1,394,929
	Shanghai Jin Jiang Capital Co., Ltd., Class H	9,204,000	1,528,561
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	179,421	315,906
	Shanghai Kinetic Medical Co., Ltd., Class A	157,100	303,743
	Shanghai Maling Aquarius Co., Ltd., Class A	310,225	428,600
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	105,600	307,457
	Shanghai Moons' Electric Co., Ltd., Class A	12,560	26,824
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	645,200	1,115,224
*	Shanghai Phichem Material Co., Ltd., Class A	215,026	489,476
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	391,992	342,187
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	19,300	80,047
	Shanghai Shimao Co., Ltd., Class A	507,000	343,874
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	332,033	435,905
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	93,400	686,123
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	127,300	147,198
	Shanghai Tunnel Engineering Co., Ltd., Class A	778,950	623,141
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	127,500	265,172
*	Shanghai Wanye Enterprises Co., Ltd., Class A	190,772	429,418
	Shanghai Weaver Network Co., Ltd., Class A	3,200	46,048
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	214,800	149,523
	Shanxi Blue Flame Holding Co., Ltd., Class A	335,600	299,002
	Shanxi Coking Co., Ltd., Class A	336,398	325,799
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	308,400	225,660
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	444,664	374,757
*	Shanying International Holding Co., Ltd., Class A	1,207,015	564,453
#	Sheng Ye Capital, Ltd.	321,500	248,562
	Shengda Resources Co., Ltd., Class A	221,907	457,070
*	Shenghe Resources Holding Co., Ltd., Class A	604,800	1,502,875
	Shenguan Holdings Group, Ltd.	1,628,000	61,823
	Shenzhen Agricultural Products Group Co., Ltd., Class A	764,100	664,847
	Shenzhen Airport Co., Ltd., Class A	609,400	736,564
	Shenzhen Aisidi Co., Ltd., Class A	254,900	414,843
	Shenzhen Anche Technologies Co., Ltd., Class A	41,100	230,386
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	272,700	128,441
	Shenzhen Center Power Tech Co., Ltd., Class A	76,600	234,032
	Shenzhen Comix Group Co., Ltd., Class A	202,801	372,958
	Shenzhen Danbond Technology Co., Ltd., Class A	177,253	127,855
	Shenzhen Das Intellitech Co., Ltd., Class A	657,611	341,107
	Shenzhen Desay Battery Technology Co., Class A	77,999	815,864
	Shenzhen Ellassay Fashion Co., Ltd., Class A	45,900	96,511

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Expressway Co., Ltd., Class H	4,372,400	$4,015,630
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	307,384	432,593
	Shenzhen FRD Science & Technology Co., Ltd.	96,700	264,848
	Shenzhen Gongjin Electronics Co., Ltd., Class A	192,000	261,202
	Shenzhen Grandland Group Co., Ltd., Class A	272,300	113,480
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	236,929	721,664
	Shenzhen Heungkong Holding Co., Ltd., Class A	1,466,160	397,970
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	256,517	143,935
	Shenzhen International Holdings, Ltd.	6,065,052	9,991,115
	Shenzhen Investment, Ltd.	21,379,720	7,061,569
	Shenzhen Jinjia Group Co., Ltd., Class A	294,200	441,450
	Shenzhen Megmeet Electrical Co., Ltd., Class A	195,428	1,058,727
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	1,253,900	677,871
	Shenzhen Noposion Agrochemicals Co., Ltd., Class A	186,200	152,333
	Shenzhen SDG Information Co., Ltd., Class A	279,020	321,501
	Shenzhen Sinovatio Technology Co., Ltd., Class A	41,707	304,621
	Shenzhen Sunline Tech Co., Ltd., Class A	172,700	431,586
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	299,700	574,048
	Shenzhen Tagen Group Co., Ltd., Class A	317,710	269,720
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	184,500	82,492
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	256,400	244,361
	Shenzhen World Union Group, Inc., Class A	613,800	385,231
	Shenzhen Yan Tian Port Holding Co., Ltd., Class A	318,768	265,676
	Shenzhen Yinghe Technology Co., Ltd., Class A	127,800	400,314
*	Shenzhen Yitoa Intelligent Control Co., Ltd., Class A	337,300	378,537
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	213,200	261,285
	Shenzhen Zhenye Group Co., Ltd., Class A	410,400	307,938
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	1,098,800	711,321
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	362,300	295,835
	Shinva Medical Instrument Co., Ltd., Class A	138,680	276,978
	Shougang Fushan Resources Group, Ltd.	13,715,128	3,234,706
*	Shouhang High-Tech Energy Co., Ltd., Class A	719,800	188,898
	Shui On Land, Ltd.	21,614,143	3,199,007
	Sichuan Expressway Co., Ltd., Class H	5,156,000	1,174,445
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	2,341,760	477,089
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	103,000	287,378
	Sichuan Languang Development Co., Ltd., Class A	988,771	643,463
	Sichuan Shuangma Cement Co., Ltd., Class A	187,737	383,097
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	90,600	214,212
	Sichuan Yahua Industrial Group Co., Ltd., Class A	199,200	674,165
	Sieyuan Electric Co., Ltd., Class A	210,245	676,923
	Sihuan Pharmaceutical Holdings Group, Ltd.	25,718,000	6,376,568
*	Silver Grant International Holdings Group, Ltd.	6,862,000	777,941
#*	SINA Corp.	243,385	10,178,361
	Sino Wealth Electronic, Ltd., Class A	141,882	827,311
	Sinochem International Corp., Class A	391,600	291,112
	Sinofert Holdings, Ltd.	10,321,327	1,232,908
*	Sino-I Technology, Ltd.	3,950,000	19,790
*	Sinolink Worldwide Holdings, Ltd.	9,764,800	432,306
	Sinoma International Engineering Co., Class A	296,600	395,432
	Sinomach Automobile Co., Ltd., Class A	342,600	249,433
	Sino-Ocean Group Holding, Ltd.	15,279,000	3,079,513
	Sinopec Engineering Group Co., Ltd., Class H	8,722,500	4,023,769
	Sinopec Kantons Holdings, Ltd.	6,154,000	2,146,272
*	Sinopec Oilfield Service Corp., Class H	3,594,000	277,245
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	4,886,000	1,079,939
	Sinopharm Group Co., Ltd., Class H	3,170,800	7,770,525
*	Sinosoft Technology Group, Ltd.	3,119,599	587,253
	Sinosteel Engineering & Technology Co., Ltd., Class A	507,700	373,391

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinotrans, Ltd., Class H	11,703,000	$3,928,931
	Sinotruk Hong Kong, Ltd.	1,864,500	5,809,136
	Skyfame Realty Holdings, Ltd.	18,224,000	2,230,557
	Skyworth Digital Co., Ltd., Class A	395,946	438,449
*	Skyworth Group, Ltd.	7,054,266	2,057,318
*	Sogou, Inc., ADR	51,996	430,007
*	SOHO China, Ltd.	15,376,500	4,600,118
#*	Sohu.com, Ltd., ADR	62,319	1,118,626
*	Sou Yu Te Group Co., Ltd., Class A	1,059,193	337,340
#*	Sparkle Roll Group, Ltd.	7,624,000	231,869
*	SPT Energy Group, Inc.	488,000	17,831
	SSY Group, Ltd.	9,741,152	5,124,045
*	Starrise Media Holdings, Ltd.	1,982,000	49,949
*	Strait Innovation Internet Co., Ltd., Class A	147,000	91,735
	Suchuang Gas Corp., Ltd.	608,000	166,417
	Sun King Technology Group, Ltd.	3,912,000	1,396,495
	Sunflower Pharmaceutical Group Co., Ltd., Class A	193,200	385,743
	Sunfly Intelligent Technology Co., Ltd., Class A	101,700	173,857
	Suning Universal Co., Ltd., Class A	141,200	84,464
	Sunresin New Materials Co., Ltd., Class A	77,942	496,241
#	Sunshine 100 China Holdings, Ltd.	940,000	150,846
	Sunward Intelligent Equipment Co., Ltd., Class A	166,950	197,682
	Sunwave Communications Co., Ltd., Class A	190,000	161,661
*	Suzhou Anjie Technology Co., Ltd., Class A	238,099	577,298
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	362,797	199,938
	Suzhou Keda Technology Co., Ltd., Class A	109,368	113,899
	Suzhou Secote Precision Electronic Co., Ltd., Class A	47,200	209,514
	Suzhou TFC Optical Communication Co., Ltd., Class A	100,800	762,851
	Symphony Holdings, Ltd.	8,580,000	929,824
	T&S Communications Co., Ltd., Class A	66,437	150,689
	Taiji Computer Corp., Ltd., Class A	168,856	616,792
	Tang Palace China Holdings, Ltd.	440,000	47,694
	TangShan Port Group Co., Ltd., Class A	1,557,011	555,858
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	63,302	114,950
*	Taung Gold International, Ltd.	60,770,000	179,906
	TCL Electronics Holdings, Ltd.	3,682,347	3,147,991
	Ten Pao Group Holdings, Ltd.	488,000	143,565
#	Tenfu Cayman Holdings Co., Ltd.	289,000	222,717
	Texhong Textile Group, Ltd.	1,891,500	2,003,867
	Tian An China Investment Co., Ltd.	1,719,000	1,027,649
	Tian Di Science & Technology Co., Ltd., Class A	1,093,400	489,460
*	Tian Ge Interactive Holdings, Ltd.	2,855,000	304,700
*	Tian Shan Development Holding, Ltd.	1,882,000	675,515
	Tiangong International Co., Ltd.	4,890,000	2,744,360
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,102,000	925,180
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	956,200	601,032
	Tianjin Development Holdings, Ltd.	2,628,000	547,085
	Tianjin Guangyu Development Co., Ltd., Class A	493,294	421,317
	Tianjin Port Development Holdings, Ltd.	13,610,800	1,051,489
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	19,900	52,802
	Tianli Education International Holdings, Ltd.	1,487,000	1,644,175
#	Tianneng Power International, Ltd.	3,460,048	6,823,090
	Tianyun International Holdings, Ltd.	1,794,000	353,737
*	Tibet Summit Resources Co., Ltd., Class A	294,000	492,786
	Tibet Tianlu Co., Ltd., Class A	122,100	120,478
#*	Tibet Water Resources, Ltd.	10,343,000	942,714
*	Time Watch Investments, Ltd.	1,498,000	138,939
	Titan Wind Energy Suzhou Co., Ltd., Class A	227,900	289,240
	Tomson Group, Ltd.	2,923,054	834,300

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tong Ren Tang Technologies Co., Ltd., Class H	3,805,000	$2,399,820
*	Tongcheng-Elong Holdings, Ltd.	1,522,400	2,713,459
	Tongda Group Holdings, Ltd.	24,900,000	1,695,198
*	Tongding Interconnection Information Co., Ltd., Class A	324,800	200,405
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	170,100	78,993
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	153,500	64,420
	Tongyu Heavy Industry Co., Ltd., Class A	297,953	146,399
	Tonly Electronics Holdings, Ltd.	11,000	16,682
#	Top Spring International Holdings, Ltd.	1,539,500	231,393
	Towngas China Co., Ltd.	6,515,735	2,782,791
	Transfar Zhilian Co., Ltd., Class A	1,075,700	999,557
	TravelSky Technology, Ltd., Class H	2,122,000	4,728,067
#*	Trigiant Group, Ltd.	4,284,000	445,940
	Trony Solar Holdings Co., Ltd.	1,757,000	0
*	Truly International Holdings, Ltd.	6,045,573	1,063,572
	Tsaker Chemical Group, Ltd.	1,314,500	228,305
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	970,900	323,513
*	Tuniu Corp., Sponsored ADR	148,809	275,297
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	360,500	312,823
	Unilumin Group Co., Ltd., Class A	335,700	417,838
	Uni-President China Holdings, Ltd.	7,164,000	8,660,218
#*	United Energy Group, Ltd.	40,070,900	6,235,266
#*	V1 Group, Ltd.	10,687,579	536,611
	Valiant Co., Ltd., Class A	120,451	402,407
	Vats Liquor Chain Store Management JSC, Ltd., Class A	75,700	291,339
	Vatti Corp., Ltd., Class A	376,947	458,840
*	VCredit Holdings, Ltd.	97,000	60,631
	Victory Giant Technology Huizhou Co., Ltd., Class A	227,600	748,150
#	Vinda International Holdings, Ltd.	1,209,000	4,077,912
	Visual China Group Co., Ltd., Class A	68,400	144,064
	Wangneng Environment Co., Ltd., Class A	94,545	215,829
	Wangsu Science & Technology Co., Ltd., Class A	594,400	550,101
	Wanxiang Qianchao Co., Ltd., Class A	1,183,762	848,942
	Wasion Holdings, Ltd.	3,512,000	1,070,508
	Wasu Media Holding Co., Ltd., Class A	357,024	443,738
	Weiqiao Textile Co., Class H	2,330,500	522,173
	West China Cement, Ltd.	10,826,000	1,572,555
	Western Region Gold Co., Ltd., Class A	204,600	415,796
	Westone Information Industry, Inc., Class A	142,800	373,702
	Wisdom Education International Holdings Co., Ltd.	3,656,000	1,753,001
	Wison Engineering Services Co., Ltd.	1,334,000	92,708
	Wolong Electric Group Co., Ltd., Class A	354,572	673,201
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	231,500	203,867
	Wuhan Department Store Group Co., Ltd., Class A	234,382	375,792
	Wuhan Jingce Electronic Group Co., Ltd., Class A	72,094	629,825
*	Wuhan P&S Information Technology Co., Ltd., Class A	405,100	219,277
*	Wutong Holding Group Co., Ltd., Class A	433,200	223,431
	XGD, Inc., Class A	155,100	221,739
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	1,959,500	4,330,972
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	182,400	407,455
	Xiamen International Airport Co., Ltd., Class A	20,400	51,438
	Xiamen International Port Co., Ltd., Class H	5,420,000	843,162
	Xiamen ITG Group Corp., Ltd., Class A	489,000	463,036
	Xiamen Meiya Pico Information Co., Ltd., Class A	235,566	683,883
	Xiamen Xiangyu Co., Ltd., Class A	569,400	459,741
*	Xian International Medical Investment Co., Ltd., Class A	334,346	602,690
	Xiandai Investment Co., Ltd., Class A	421,994	279,062
	Xilinmen Furniture Co., Ltd., Class A	121,000	342,036

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinfengming Group Co., Ltd., Class A	120,029	$337,236
	Xingda International Holdings, Ltd.	6,618,338	1,817,055
	Xingfa Aluminium Holdings, Ltd.	503,000	501,435
*	Xingyuan Environment Technology Co., Ltd., Class A	318,700	155,393
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,585,103	1,593,232
	Xinjiang Communications Construction Group Co., Ltd., Class A	60,700	95,388
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	631,800	1,316,100
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	133,700	78,197
	Xinjiang Tianshan Cement Co., Ltd., Class A	390,700	880,077
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	71,824	205,680
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	567,400	712,983
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,045,700	584,509
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	232,960	680,436
	Xinyu Iron & Steel Co., Ltd., Class A	839,400	526,074
	Xinyuan Real Estate Co., Ltd., ADR	238,162	543,009
	Xtep International Holdings, Ltd.	7,493,259	3,351,926
	Xuji Electric Co., Ltd., Class A	321,700	647,516
#*	Xunlei, Ltd., ADR	206,625	944,276
	Yadea Group Holdings, Ltd.	5,102,000	13,268,150
	YaGuang Technology Group Co., Ltd., Class A	278,300	427,073
*	Yanchang Petroleum International, Ltd.	12,530,000	60,028
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	173,113	488,398
	YanTai Shuangta Food Co., Ltd., Class A	319,000	590,260
*	Yantai Tayho Advanced Materials Co., Ltd., Class A	156,934	401,490
	Yantai Zhenghai Magnetic Material Co., Ltd., Class A	263,800	527,690
	Yanzhou Coal Mining Co., Ltd., Class H	3,968,000	3,067,116
*	Yashili International Holdings, Ltd.	5,308,000	485,375
	YGSOFT, Inc., Class A	559,638	682,152
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,480,400	1,702,909
*	Yida China Holdings, Ltd.	1,148,000	318,481
	Yijiahe Technology Co., Ltd., Class A	51,140	637,011
	Yipinhong Pharmaceutical Co., Ltd., Class A	54,100	357,353
	Yip's Chemical Holdings, Ltd.	1,618,000	624,738
*	Yiren Digital, Ltd., Sponsored ADR	220,957	764,511
	Yotrio Group Co., Ltd., Class A	677,800	363,051
*	Youyuan International Holdings, Ltd.	2,698,070	16,982
	Youzu Interactive Co., Ltd., Class A	314,800	626,498
	Yuexiu Property Co., Ltd.	40,910,284	7,991,389
	Yuexiu Transport Infrastructure, Ltd.	5,938,018	3,991,989
*	Yunnan Tin Co., Ltd., Class A	284,800	539,861
	Yuzhou Group Holdings Co., Ltd.	11,362,956	3,957,524
	ZBOM Home Collection Co., Ltd., Class A	71,849	435,837
	Zhaojin Mining Industry Co., Ltd., Class H	3,587,000	3,859,435
	Zhejiang Communications Technology Co., Ltd.	463,200	362,004
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	612,900	398,336
	Zhejiang Crystal-Optech Co., Ltd., Class A	398,626	657,157
	Zhejiang Expressway Co., Ltd., Class H	8,110,000	6,558,606
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	222,400	478,224
#	Zhejiang Glass Co., Ltd.	445,000	0
	Zhejiang Hailiang Co., Ltd., Class A	722,600	907,422
	Zhejiang Hangmin Co., Ltd., Class A	354,400	304,936
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	580,430	691,831
	Zhejiang Huace Film & TV Co., Ltd., Class A	502,700	536,177
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	287,800	361,284
	Zhejiang Jianfeng Group Co., Ltd., Class A	24,600	48,878
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	58,044	812,086
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	147,829	661,176
*	Zhejiang Jingu Co., Ltd., Class A	346,600	419,563
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	239,800	362,144

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	1,466,068	$857,904
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	377,100	802,020
	Zhejiang Medicine Co., Ltd., Class A	338,800	711,663
	Zhejiang Meida Industrial Co., Ltd., Class A	278,640	834,095
*	Zhejiang Narada Power Source Co., Ltd., Class A	172,700	322,598
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	306,120	265,301
	Zhejiang Runtu Co., Ltd., Class A	306,134	460,982
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	46,781	551,820
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	819,420	697,047
	Zhejiang Wanliyang Co., Ltd., Class A	227,770	259,855
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	222,600	385,464
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	284,773	447,075
	Zhejiang Yankon Group Co., Ltd., Class A	95,500	52,023
	Zhejiang Yasha Decoration Co., Ltd., Class A	389,600	530,981
*	Zhejiang Yongtai Technology Co., Ltd., Class A	197,869	284,509
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,360,800	1,837,993
	Zhenro Properties Group, Ltd.	1,190,000	694,667
	Zhong An Group, Ltd.	15,056,800	561,302
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	296,300	193,099
	Zhongshan Public Utilities Group Co., Ltd., Class A	485,800	588,480
	Zhongyu Gas Holdings, Ltd.	1,899,306	1,699,134
#	Zhou Hei Ya International Holdings Co., Ltd.	3,285,000	3,589,861
#*	Zhuguang Holdings Group Co., Ltd.	7,324,000	982,094
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	172,200	239,903
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,775,000	8,889,621
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	356,587	520,422
*	ZJBC Information Technology Co., Ltd., Class A	201,160	157,038
TOTAL CHINA			1,326,726,018
COLOMBIA — (0.2%)
	Bolsa de Valores de Colombia	63,819	220,836
	Celsia SA ESP	2,182,328	2,935,041
	Cementos Argos SA	1,182,854	1,935,516
*	CEMEX Latam Holdings SA	765,979	897,111
*	Constructora Conconcreto SA	323,906	43,563
*	Corp. Financiera Colombiana SA	304,969	2,753,180
	Grupo Argos SA	4,000	14,906
	Grupo Nutresa SA	106,770	729,948
	Interconexion Electrica SA ESP	21,420	138,399
	Mineros SA	223,012	268,626
	Promigas SA ESP	10,240	21,805
TOTAL COLOMBIA			9,958,931
GREECE — (0.4%)
*	Aegean Airlines SA	132,453	660,023
	Athens Water Supply & Sewage Co. SA	135,333	1,074,301
	Autohellas Tourist and Trading SA	74,814	498,671
	Bank of Greece	123,481	2,328,812
*	Ellaktor SA	370,819	627,024
*	Fourlis Holdings SA	184,332	842,112
*	GEK Terna Holding Real Estate Construction SA	389,479	3,379,257
	Hellenic Exchanges - Athens Stock Exchange SA	261,196	1,105,355
	Holding Co. ADMIE IPTO SA	394,783	1,139,821
*	Intracom Holdings SA	98,741	90,633
*	LAMDA Development SA	242,270	1,860,256
*	Marfin Investment Group Holdings SA	1,429,393	54,532
	Mytilineos SA	156,621	2,280,366
*	Piraeus Financial Holdings SA	776,085	840,524

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Piraeus Port Authority SA	33,916	$770,757
	Sarantis SA	161,293	1,774,919
	Terna Energy SA	126,395	2,154,845
	Thessaloniki Port Authority SA	344	10,065
TOTAL GREECE			21,492,273
HONG KONG — (0.3%)
	Anxin-China Holdings, Ltd.	16,347,000	0
#	Atlas Corp.	541,823	6,090,090
#*	Beijing Energy International Holding Co., Ltd.	21,530,000	692,003
*	China Agri-Products Exchange, Ltd.	45,605	653
*	China Boton Group Co., Ltd.	192,000	195,243
#	China Huiyuan Juice Group, Ltd.	4,034,500	182,439
	China New Higher Education Group, Ltd.	986,000	654,878
#	DBA Telecommunication (Asia) Holdings, Ltd.	876,000	43,002
	Fiber Optic Center, Inc.	9,639,999	65,276
#	Fuguiniao Co., Ltd.	1,930,000	181,095
*	GR Properties, Ltd.	1,044,000	126,268
	Guangdong Highsun Group Co., Ltd., Class A	256,300	91,650
	Hosa International, Inc.	3,700,000	25,961
	Hua Han Health Industry Holdings, Ltd.	20,183,698	780,977
	Karce International Holdings Open	1,336,000	0
#*	Long Well International Holdings, Ltd.	15,232,000	43,418
*	Mobvista, Inc.	480,000	371,621
	My Medicare	6,950,000	38,635
	Perennial Energy Holdings, Ltd.	460,000	873,009
	Real Gold Mining, Ltd.	300,500	10,193
#	Shoucheng Holdings, Ltd.	10,293,600	2,459,012
#	SMI Culture & Travel Group Holdings, Ltd.	6,033,814	72,998
	Tech-Pro, Inc.	43,862,000	72,413
#	Tenwow International Holdings, Ltd.	4,023,000	147,881
	Wharf Holdings, Ltd. (The)	2,285,000	5,027,665
TOTAL HONG KONG			18,246,380
HUNGARY — (0.1%)
*	CIG Pannonia Life Insurance P.L.C., Class A	134,673	141,479
	Magyar Telekom Telecommunications P.L.C.	1,813,929	2,418,786
#*	Opus Global Nyrt	317,880	280,868
	Richter Gedeon Nyrt	114,778	3,233,237
TOTAL HUNGARY			6,074,370
INDIA — (13.3%)
*	3M India, Ltd.	1,327	349,375
	Aarti Drugs, Ltd.	111,466	1,035,550
	Aarti Industries, Ltd.	296,566	4,705,327
	ABB India, Ltd.	1,078	20,452
	Abbott India, Ltd.	15,291	2,973,554
	Accelya Solutions India, Ltd.	3,300	41,542
	Adani Enterprises, Ltd.	563,980	3,866,239
*	Adani Green Energy, Ltd.	744,817	10,452,869
*	Adani Power, Ltd.	2,993,477	2,104,528
	Adani Total Gas, Ltd.	67,071	348,145
*	Adani Transmissions, Ltd.	280,708	1,773,178
*	Aditya Birla Capital, Ltd.	939,391	1,042,517
*	Aditya Birla Fashion and Retail, Ltd.	841,640	1,725,031
	Advanced Enzyme Technologies, Ltd.	180,273	787,937
	Aegis Logistics, Ltd.	508,694	1,970,659
	Agro Tech Foods, Ltd.	61,290	689,087

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ahluwalia Contracts India, Ltd.	24,323	$89,890
	AIA Engineering, Ltd.	222,495	5,961,383
	Ajanta Pharma, Ltd.	123,814	2,976,256
	Akzo Nobel India, Ltd.	60,912	1,863,152
	Alembic Pharmaceuticals, Ltd.	304,715	3,944,198
	Alembic, Ltd.	437,792	556,794
	Alkyl Amines Chemicals	25,698	1,695,379
	Allcargo Logistics, Ltd.	303,509	541,110
	Amara Raja Batteries, Ltd.	167,540	2,104,788
	Amber Enterprises India, Ltd.	9,759	341,765
	Amrutanjan Health Care, Ltd.	10,247	68,833
*	Amtek Auto, Ltd.	217,501	1,537
*	Anant Raj Global, Ltd.	106,825	32,578
	Apar Industries, Ltd.	7,687	38,091
*	APL Apollo Tubes, Ltd.	157,045	1,947,343
	Apollo Hospitals Enterprise, Ltd.	391,718	13,733,063
	Apollo Tyres, Ltd.	1,292,553	3,470,550
*	Arvind Fashions, Ltd.	256,193	507,367
*	Arvind, Ltd.	521,810	381,198
	Asahi India Glass, Ltd.	440,192	1,587,693
	Ashiana Housing, Ltd.	41,417	57,688
	Ashok Leyland, Ltd.	4,777,564	7,191,072
*	Ashoka Buildcon, Ltd.	369,747	440,637
*	Aster DM Healthcare, Ltd.	23,797	51,532
	Astral Poly Technik, Ltd.	178,682	4,165,542
	AstraZeneca Pharma India, Ltd.	20,891	1,035,753
	Atul, Ltd.	70,921	6,196,060
*	AU Small Finance Bank, Ltd.	61,721	731,453
	Automotive Axles, Ltd.	23,053	313,538
	Avanti Feeds, Ltd.	176,442	1,228,226
*	Bajaj Consumer Care, Ltd.	378,483	1,081,915
*	Bajaj Electricals, Ltd.	147,844	1,467,151
	Bajaj Holdings & Investment, Ltd.	79,222	3,506,986
	Balaji Amines, Ltd.	55,230	848,676
	Balkrishna Industries, Ltd.	402,133	8,733,521
	Balmer Lawrie & Co., Ltd.	335,716	544,768
*	Balrampur Chini Mills, Ltd.	693,071	1,610,387
*	Bank of Maharashtra	986,206	203,064
	Bannari Amman Sugars, Ltd.	12,765	254,860
	BASF India, Ltd.	59,348	1,279,802
	Bata India, Ltd.	133,975	2,755,162
	Bayer CropScience, Ltd.	7,992	589,260
	BEML, Ltd.	44,668	556,457
*	BF Utilities, Ltd.	82,031	302,107
	Bhansali Engineering Polymers, Ltd.	217,589	424,921
	Bharat Dyanamics, Ltd.	18,219	82,786
	Bharat Electronics, Ltd.	1,712,855	3,033,528
	Bharat Forge, Ltd.	660,246	5,297,028
*	Bharat Heavy Electricals, Ltd.	4,207,886	2,078,110
	Bharat Rasayan, Ltd.	2,844	388,209
	Birla Corp., Ltd.	96,625	949,128
	Birlasoft, Ltd.	773,494	2,639,893
	Bliss Gvs Pharma, Ltd.	226,143	565,627
*	Blue Dart Express, Ltd.	26,504	1,446,269
	Blue Star, Ltd.	127,723	1,292,210
	Bodal Chemicals, Ltd.	82,131	79,571
	Bombay Dyeing & Manufacturing Co., Ltd.	203,732	205,360
	Borosil Renewables, Ltd.	92,973	348,522
*	Borosil, Ltd.	119,703	297,768

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Brigade Enterprises, Ltd.	267,513	$873,370
	BSE, Ltd.	74,598	600,113
*	Camlin Fine Sciences, Ltd.	13,806	20,028
	Can Fin Homes, Ltd.	177,846	1,167,887
*	Canara Bank	960,129	1,747,952
*	Capacit'e Infraprojects, Ltd.	15,657	34,932
	Caplin Point Laboratories, Ltd.	107,841	676,310
	Carborundum Universal, Ltd.	256,110	1,419,350
	Care Ratings, Ltd.	33,116	218,417
	Castrol India, Ltd.	540,366	948,255
	CCL Products India, Ltd.	322,096	1,054,330
	Ceat, Ltd.	101,342	2,044,578
	Central Depository Services India, Ltd.	209,455	1,379,441
	Century Plyboards India, Ltd.	288,551	1,042,287
	Century Textiles & Industries, Ltd.	129,847	739,905
	Cera Sanitaryware, Ltd.	27,418	1,285,360
	CESC, Ltd.	311,426	2,600,676
*	CG Power and Industrial Solutions, Ltd.	288,948	157,044
	Chambal Fertilizers & Chemicals, Ltd.	574,017	1,881,575
*	Chennai Petroleum Corp., Ltd.	216,468	270,801
	Chennai Super Kings Cricket, Ltd.	1,658,632	9,591
	Cholamandalam Financial Holdings, Ltd.	471,571	3,204,826
	Cholamandalam Investment and Finance Co., Ltd.	288,927	1,579,460
	City Union Bank, Ltd.	1,523,090	3,546,667
	Cochin Shipyard, Ltd.	43,308	206,516
*	Coffee Day Enterprises, Ltd.	170,282	46,118
	Coforge, Ltd.	102,611	3,337,968
	Container Corp. Of India, Ltd.	99,763	596,578
	Coromandel International, Ltd.	457,873	5,303,070
*	CreditAccess Grameen, Ltd.	19,899	188,797
	CRISIL, Ltd.	101,389	2,643,612
	Crompton Greaves Consumer Electricals, Ltd.	2,539,773	14,761,539
	Cummins India, Ltd.	282,102	2,545,088
	Cyient, Ltd.	381,100	3,131,719
	Dalmia Bharat, Ltd.	249,218	3,904,488
	DB Corp., Ltd.	23,065	25,818
*	DCB Bank, Ltd.	834,755	1,146,329
	DCM Shriram, Ltd.	213,032	1,269,076
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	187,415	398,317
	Deepak Nitrite, Ltd.	174,205	2,313,178
	Delta Corp., Ltd.	638,962	1,293,165
	Dhampur Sugar Mills, Ltd.	121,578	266,672
	Dhani Services, Ltd.	898,257	4,131,287
	Dhani Services, Ltd.	152,225	414,288
	Dhanuka Agritech, Ltd.	51,944	528,104
	Dilip Buildcon, Ltd.	163,240	945,433
*	Dish TV India, Ltd.	3,152,898	528,565
*	Dishman Carbogen Amcis, Ltd.	355,419	597,286
	Dixon Technologies India, Ltd.	16,457	3,178,034
	Dr Lal PathLabs, Ltd.	147,835	4,552,262
*	DRC Systems India Pvt, Ltd.	2,155	369
	eClerx Services, Ltd.	83,623	1,120,015
*	Edelweiss Financial Services, Ltd.	1,553,368	1,333,728
*	EID Parry India, Ltd.	378,847	1,774,386
*	EIH, Ltd.	755,612	960,240
	Elgi Equipments, Ltd.	667,378	1,444,684
	Emami, Ltd.	327,810	2,256,137
	Endurance Technologies, Ltd.	46,493	883,856
	Engineers India, Ltd.	802,196	798,533

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	EPL, Ltd.	160,818	$537,924
	Eris Lifesciences, Ltd.	83,281	692,729
	Escorts, Ltd.	317,640	5,243,699
*	Eveready Industries India, Ltd.	26,533	70,463
	Excel Industries, Ltd.	3,403	38,825
	Exide Industries, Ltd.	1,013,959	2,667,971
	FDC, Ltd.	308,478	1,227,319
*	Federal Bank, Ltd.	6,778,646	6,727,247
	Fine Organic Industries, Ltd.	658	21,246
	Finolex Cables, Ltd.	540,301	2,717,972
	Finolex Industries, Ltd.	234,402	1,860,563
	Firstsource Solutions, Ltd.	1,207,770	1,443,048
	Force Motors, Ltd.	4,465	82,404
*	Fortis Healthcare, Ltd.	2,350,027	5,200,737
*	Future Lifestyle Fashions, Ltd.	141,933	170,738
	Gabriel India, Ltd.	308,116	473,662
	Galaxy Surfactants, Ltd.	6,246	176,753
	Garware Technical Fibres, Ltd.	49,438	1,542,587
	Gateway Distriparks, Ltd.	259,368	559,266
	GE Power India, Ltd.	3,345	12,180
*	GE T&D India, Ltd.	196,502	314,437
*	General Insurance Corp. of India	11,497	20,762
	GHCL, Ltd.	172,289	480,367
	Gillette India, Ltd.	16,462	1,259,202
	GlaxoSmithKline Pharmaceuticals, Ltd.	16,290	327,312
	Glenmark Pharmaceuticals, Ltd.	579,828	3,751,879
	GMM Pfaudler, Ltd.	2,017	98,489
	Godfrey Phillips India, Ltd.	68,540	857,516
	Godrej Agrovet, Ltd.	9,864	72,166
*	Godrej Industries, Ltd.	422,634	2,530,524
*	Godrej Properties, Ltd.	88,668	1,533,118
	Granules India, Ltd.	751,239	3,445,689
	Graphite India, Ltd.	52,686	226,957
	Great Eastern Shipping Co., Ltd. (The)	307,104	1,101,494
*	Greaves Cotton, Ltd.	339,261	394,999
	Greenply Industries, Ltd.	57,080	92,142
	Grindwell Norton, Ltd.	105,759	997,622
	Gujarat Alkalies & Chemicals, Ltd.	126,178	559,447
	Gujarat Ambuja Exports, Ltd.	426,574	825,572
*	Gujarat Fluorochemicals, Ltd.	224,424	1,740,544
	Gujarat Gas, Ltd.	1,134,896	5,744,507
	Gujarat Industries Power Co., Ltd.	185,080	192,279
	Gujarat Mineral Development Corp., Ltd.	59,310	44,500
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	218,381	627,336
	Gujarat Pipavav Port, Ltd.	1,156,346	1,371,658
	Gujarat State Fertilizers & Chemicals, Ltd.	444,767	465,079
	Gujarat State Petronet, Ltd.	776,471	2,111,145
	Gulf Oil Lubricants India, Ltd.	75,761	720,751
	Hatsun Agro Products, Ltd.	100,180	960,172
	HEG, Ltd.	11,644	148,804
	HeidelbergCement India, Ltd.	277,246	832,609
*	Hemisphere Properties India, Ltd.	216,014	409,073
	Heritage Foods, Ltd.	51,381	195,054
	Hester Biosciences, Ltd.	11,114	257,013
*	HFCL, Ltd.	2,413,643	956,812
	Hikal, Ltd.	239,734	557,070
	HIL, Ltd.	14,674	455,325
	Himadri Speciality Chemical, Ltd.	539,750	329,560
	Himatsingka Seide, Ltd.	13,953	27,649

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hinduja Global Solutions, Ltd.	41,244	$626,827
	Hindustan Aeronautics, Ltd.	6,060	76,601
*	Hindustan Construction Co., Ltd.	1,606,341	177,918
*	Hindustan Oil Exploration Co., Ltd.	233,218	250,681
	Honda India Power Products, Ltd.	15,287	214,197
	Honeywell Automation India, Ltd.	10,359	5,548,163
	Huhtamaki India, Ltd.	112,835	464,048
	ICICI Securities, Ltd.	136,551	765,588
	ICRA, Ltd.	3,234	123,772
*	IDFC First Bank, Ltd.	10,469,070	6,766,773
*	IDFC, Ltd.	4,912,013	2,941,071
*	IFB Industries, Ltd.	47,316	886,905
*	IFCI, Ltd.	3,634,437	442,230
	IIFL Finance, Ltd.	862,744	1,732,425
	IIFL Securities, Ltd.	753,770	478,250
	IIFL Wealth Management, Ltd.	196,217	2,759,936
	India Cements, Ltd. (The)	1,025,519	2,172,729
	India Glycols, Ltd.	52,227	262,946
	Indiabulls Housing Finance, Ltd.	1,386,114	3,625,392
*	Indiabulls Real Estate, Ltd.	1,148,040	1,161,523
	IndiaMart InterMesh, Ltd.	8,184	871,863
*	Indian Bank	562,008	674,466
	Indian Energy Exchange, Ltd.	107,781	364,161
	Indian Hotels Co., Ltd. (The)	2,528,672	4,194,948
	Indian Hume Pipe Co., Ltd. (The)	35,244	92,129
*	Indian Overseas Bank	3,261,175	488,581
	Indo Count Industries, Ltd.	118,915	222,665
	Indoco Remedies, Ltd.	142,594	582,807
*	INEOS Styrolution India, Ltd.	22,003	280,351
*	Infibeam Avenues, Ltd.	887,661	922,681
*	Inox Leisure, Ltd.	242,295	1,062,050
*	Intellect Design Arena, Ltd.	336,954	1,504,254
	IOL Chemicals and Pharmaceuticals, Ltd.	18,557	172,030
	Ipca Laboratories, Ltd.	291,912	7,447,035
	IRB Infrastructure Developers, Ltd.	941,228	1,382,348
	IRCON International, Ltd.	94,785	108,935
	ITD Cementation India, Ltd.	280,853	241,670
*	ITI, Ltd.	77,824	130,004
	J Kumar Infraprojects, Ltd.	45,943	91,338
*	Jagran Prakashan, Ltd.	360,532	201,814
	Jai Corp., Ltd.	222,461	255,820
*	Jaiprakash Power Ventures, Ltd.	11,818,992	460,790
*	Jammu & Kashmir Bank, Ltd. (The)	46,539	17,362
	Jamna Auto Industries, Ltd.	596,709	498,176
	JB Chemicals & Pharmaceuticals, Ltd.	184,173	2,529,573
	Jindal Poly Films, Ltd.	88,708	545,462
	Jindal Saw, Ltd.	601,378	585,420
*	Jindal Stainless Hisar, Ltd.	336,993	630,335
*	Jindal Stainless, Ltd.	553,776	610,676
*	Jindal Steel & Power, Ltd.	1,914,116	6,745,261
	JK Cement, Ltd.	142,489	4,117,601
	JK Lakshmi Cement, Ltd.	154,054	670,193
	JK Paper, Ltd.	322,548	565,552
	JK Tyre & Industries, Ltd.	377,147	659,465
	JM Financial, Ltd.	1,500,361	1,642,417
	JMC Projects India, Ltd.	220,641	194,332
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	52,595	1,745,002
	JSW Energy, Ltd.	1,836,433	1,787,541
	JTEKT India, Ltd.	143,939	170,837

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jubilant Foodworks, Ltd.	326,797	$11,613,762
	Jubilant Life Sciences, Ltd.	473,051	5,733,812
*	Just Dial, Ltd.	195,678	1,604,650
	Jyothy Labs, Ltd.	475,110	1,052,256
	Kajaria Ceramics, Ltd.	371,529	4,176,473
	Kalpataru Power Transmission, Ltd.	229,449	990,846
	Kalyani Steels, Ltd.	73,704	266,096
	Kansai Nerolac Paints, Ltd.	99,858	765,238
*	Karnataka Bank, Ltd. (The)	572,132	470,403
*	Karur Vysya Bank, Ltd. (The)	1,677,921	972,490
	Kaveri Seed Co., Ltd.	141,522	1,062,196
	KEC International, Ltd.	353,455	1,737,339
	KEI Industries, Ltd.	232,697	1,488,091
	Kiri Industries, Ltd.	65,943	420,007
	Kirloskar Ferrous Industries, Ltd.	7,571	15,277
	Kirloskar Oil Engines, Ltd.	233,424	393,603
	KNR Constructions, Ltd.	181,296	918,047
	KPIT Technologies, Ltd.	819,740	1,581,577
	KPR Mill, Ltd.	105,973	1,323,617
	KRBL, Ltd.	265,071	857,589
	KSB, Ltd.	40,851	354,539
	L&T Finance Holdings, Ltd.	2,386,048	2,795,691
	L&T Technology Services, Ltd.	16,156	537,655
	LA Opala RG, Ltd.	131,747	390,139
	Lakshmi Machine Works, Ltd.	14,630	1,061,597
	Laurus Labs, Ltd.	837,166	3,944,435
	LG Balakrishnan & Bros, Ltd.	46,615	190,219
	LIC Housing Finance, Ltd.	832,844	4,520,905
	Linde India, Ltd.	102,514	1,270,616
	LT Foods, Ltd.	595,309	441,304
	Lumax Industries, Ltd.	1,862	34,300
	LUX Industries, Ltd.	34,657	778,555
*	Magma Fincorp, Ltd.	49,866	30,503
	Mahanagar Gas, Ltd.	195,326	2,767,515
	Maharashtra Scooters, Ltd.	8,849	436,259
	Maharashtra Seamless, Ltd.	115,063	437,720
*	Mahindra & Mahindra Financial Services, Ltd.	1,597,815	3,362,032
*	Mahindra CIE Automotive, Ltd.	434,548	969,624
*	Mahindra Holidays & Resorts India, Ltd.	221,783	683,796
*	Mahindra Lifespace Developers, Ltd.	111,814	597,355
	Mahindra Logistics, Ltd.	13,323	85,456
	Maithan Alloys, Ltd.	3,803	30,227
	Manappuram Finance, Ltd.	1,034,392	2,215,755
*	Mangalore Refinery & Petrochemicals, Ltd.	806,347	394,164
	Marksans Pharma, Ltd.	1,386,544	1,055,844
	MAS Financial Services, Ltd.	25,335	305,014
	Mastek, Ltd.	49,438	761,890
*	Max Financial Services, Ltd.	91,111	851,351
*	Max Healthcare Institute, Ltd.	794,712	1,756,502
*	Max India, Ltd.	53,935	45,045
	Mayur Uniquoters, Ltd.	89,170	338,649
	Meghmani Organics, Ltd.	529,520	569,622
	Metropolis Healthcare, Ltd.	11,706	334,844
	Minda Industries, Ltd.	322,151	2,002,481
	Mindtree, Ltd.	205,932	4,624,713
	Mishra Dhatu Nigam, Ltd.	20,660	53,336
	MOIL, Ltd.	423,849	786,770
*	Morepen Laboratories, Ltd.	1,047,117	398,750
	Motilal Oswal Financial Services, Ltd.	177,271	1,490,730

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mphasis, Ltd.	525,183	$11,056,227
	Multi Commodity Exchange of India, Ltd.	1,104	24,844
	Muthoot Finance, Ltd.	83,202	1,262,776
	Narayana Hrudayalaya, Ltd.	222,842	1,367,237
	Natco Pharma, Ltd.	492,237	5,989,092
	National Aluminium Co., Ltd.	2,223,972	1,449,914
	Nava Bharat Ventures, Ltd.	237,619	188,331
	Navin Fluorine International, Ltd.	67,419	2,112,051
	Navneet Education, Ltd.	449,717	501,734
	NBCC India, Ltd.	1,986,749	844,803
	NCC, Ltd.	1,000,407	803,829
	NESCO, Ltd.	97,143	769,058
	NHPC, Ltd.	1,867,991	621,042
	NIIT, Ltd.	370,759	953,385
	Nilkamal, Ltd.	26,785	552,397
	NLC India, Ltd.	685,573	483,788
	NOCIL, Ltd.	294,679	577,656
	NRB Bearings, Ltd.	160,550	223,194
	Nucleus Software Exports, Ltd.	30,339	230,471
*	Oberoi Realty, Ltd.	301,580	2,188,233
	Oil India, Ltd.	1,100,411	1,677,684
*	Omaxe, Ltd.	216,747	219,413
	Oracle Financial Services Software, Ltd.	4,028	177,278
	Orient Cement, Ltd.	363,955	421,819
	Orient Electric, Ltd.	264,168	916,332
	Orient Refractories, Ltd.	181,847	536,986
	Oriental Carbon & Chemicals, Ltd.	13,160	161,653
	Page Industries, Ltd.	1,560	582,650
	Paisalo Digital, Ltd.	11,486	108,436
	Parag Milk Foods, Ltd.	38,685	58,574
	Persistent Systems, Ltd.	246,408	5,159,656
	Pfizer, Ltd.	56,209	3,560,701
	Phillips Carbon Black, Ltd.	342,905	895,418
*	Phoenix Mills, Ltd. (The)	342,753	3,492,131
	PI Industries, Ltd.	345,236	9,702,863
*	PNB Housing Finance, Ltd.	238,767	1,087,803
	PNC Infratech, Ltd.	120,036	310,354
	Poly Medicure, Ltd.	70,966	491,493
	Polyplex Corp., Ltd.	56,807	538,854
	Power Finance Corp., Ltd.	159,626	240,640
	Praj Industries, Ltd.	365,363	574,013
	Prestige Estates Projects, Ltd.	746,864	2,729,794
*	Prism Johnson, Ltd.	631,808	774,230
	Procter & Gamble Health, Ltd.	33,063	3,219,716
	PSP Projects, Ltd.	13,842	78,438
	PTC India Financial Services, Ltd.	1,164,375	288,852
	PTC India, Ltd.	650,155	541,336
*	Punjab National Bank	1,961,074	898,761
	PVR, Ltd.	189,658	3,668,166
*	Quess Corp., Ltd.	89,506	709,161
	Radico Khaitan, Ltd.	290,866	1,936,910
	Rain Industries, Ltd.	437,719	752,703
	Rajesh Exports, Ltd.	298,277	1,950,044
	Rallis India, Ltd.	292,613	1,092,633
	Ramco Cements, Ltd. (The)	282,898	3,016,273
	Ramco Industries, Ltd.	158,036	496,869
	Rashtriya Chemicals & Fertilizers, Ltd.	665,056	490,359
	Ratnamani Metals & Tubes, Ltd.	64,864	1,339,718
*	Raymond, Ltd.	130,574	574,659

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	RBL Bank, Ltd.	1,178,715	$3,454,975
	REC, Ltd.	1,560,158	2,828,827
	Redington India, Ltd.	1,391,246	2,550,610
*	Relaxo Footwears, Ltd.	248,528	2,798,584
*	Reliance Power, Ltd.	769,510	35,199
*	Religare Enterprises, Ltd.	66,465	56,732
	Repco Home Finance, Ltd.	52,378	176,019
	Sanofi India, Ltd.	35,791	3,812,537
	Sasken Technologies, Ltd.	20,833	227,923
	Savita Oil Technologies, Ltd.	1,482	13,951
	Schaeffler India, Ltd.	37,854	2,227,898
*	Schneider Electric Infrastructure, Ltd.	69,305	90,181
	Security & Intelligence Services India, Ltd.	1,632	8,969
*	Sequent Scientific, Ltd.	244,159	701,672
	Sharda Cropchem, Ltd.	97,276	376,460
*	Sheela Foam, Ltd.	516	13,873
	Shilpa Medicare, Ltd.	123,440	711,414
	Shipping Corp. of India, Ltd.	601,620	702,601
*	Shoppers Stop, Ltd.	107,780	292,911
*	Shree Renuka Sugars, Ltd.	503,883	68,073
	Shriram City Union Finance, Ltd.	64,781	904,205
	Shriram Transport Finance Co., Ltd.	393,021	6,936,139
	SKF India, Ltd.	101,358	2,425,723
	Sobha, Ltd.	261,447	1,640,899
	Solar Industries India, Ltd.	130,289	2,130,124
	Solara Active Pharma Sciences, Ltd.	13,202	265,744
	Somany Ceramics, Ltd.	2,679	13,595
	Somany Home Innovation, Ltd.	188,836	438,582
	Sonata Software, Ltd.	182,923	978,374
*	South Indian Bank, Ltd. (The)	2,590,987	294,280
	SRF, Ltd.	77,048	5,638,761
	Srikalahasthi Pipes, Ltd.	80,058	161,840
*	Steel Authority of India, Ltd.	3,171,874	2,474,492
	Sterlite Technologies, Ltd.	525,634	1,296,328
	Strides Pharma Science, Ltd.	224,506	2,504,282
	Subros, Ltd.	116,409	541,243
	Sudarshan Chemical Industries	92,891	644,677
	Sumitomo Chemical India, Ltd.	124,491	539,098
	Sun TV Network, Ltd.	471,915	3,081,930
	Sundaram Finance Holdings, Ltd.	54,598	51,376
	Sundaram Finance, Ltd.	80,871	1,880,126
	Sundaram-Clayton, Ltd.	6,812	293,523
	Sundram Fasteners, Ltd.	326,113	2,489,473
	Sunteck Realty, Ltd.	266,290	1,168,828
	Suprajit Engineering, Ltd.	222,958	635,251
	Supreme Industries, Ltd.	243,764	6,022,829
	Supreme Petrochem, Ltd.	165,945	830,769
	Suven Pharmaceuticals, Ltd.	874,180	5,522,737
*	Suvidhaa Infoserve Pvt, Ltd.	116,579	9,979
	Swan Energy, Ltd.	76,621	136,394
	Swaraj Engines, Ltd.	25,377	451,850
	Symphony, Ltd.	72,354	988,573
*	Syngene International, Ltd.	494,871	3,855,374
	Tanla Solutions, Ltd.	40,991	384,858
	Tasty Bite Eatables, Ltd.	629	99,535
	Tata Chemicals, Ltd.	332,551	2,157,746
	Tata Communications, Ltd.	233,493	3,214,272
	Tata Consumer Products, Ltd.	2,004,359	15,208,568
	Tata Elxsi, Ltd.	97,195	3,563,995

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Metaliks, Ltd.	56,536	$556,859
	Tata Power Co., Ltd. (The)	4,643,458	4,790,088
*	Tata Steel BSL, Ltd.	85,559	44,207
*	Tata Steel Long Products, Ltd.	63,429	543,092
	TCI Express, Ltd.	85,133	1,060,362
	Techno Electric & Engineering Co., Ltd.	213,413	727,225
	Thermax, Ltd.	159,123	2,136,988
*	Thomas Cook India, Ltd.	54,020	33,361
	Thyrocare Technologies, Ltd.	75,263	930,543
	Tide Water Oil Co India, Ltd.	6,069	354,884
	Time Technoplast, Ltd.	390,193	277,384
	Timken India, Ltd.	126,462	2,079,141
	Tinplate Co. of India, Ltd. (The)	129,946	285,698
	Torrent Power, Ltd.	635,503	2,695,511
	Transport Corp. of India, Ltd.	137,212	466,303
	Trent, Ltd.	72,799	625,969
	Trident, Ltd.	6,020,165	1,190,646
	Triveni Engineering & Industries, Ltd.	330,865	321,553
*	Triveni Turbine, Ltd.	426,083	492,557
	TTK Prestige, Ltd.	24,412	1,993,564
	Tube Investments of India, Ltd.	506,064	5,360,760
	TV Today Network, Ltd.	123,679	419,301
*	TV18 Broadcast, Ltd.	2,543,416	977,781
	TVS Motor Co., Ltd.	278,571	2,118,242
	TVS Srichakra, Ltd.	12,965	334,916
*	UCO Bank	2,632,442	464,324
	Uflex, Ltd.	177,295	873,831
	Unichem Laboratories, Ltd.	174,073	678,936
*	Union Bank of India	1,755,363	739,948
*	Usha Martin, Ltd.	50,166	20,164
*	VA Tech Wabag, Ltd.	82,075	209,101
	Vaibhav Global, Ltd.	62,500	2,238,543
	Vakrangee, Ltd.	737,146	527,284
*	Vardhman Textiles, Ltd.	106,160	1,508,519
	Varroc Engineering, Ltd.	13,628	78,258
	Varun Beverages, Ltd.	103,795	1,266,207
*	Venky's India, Ltd.	21,527	446,309
	Vesuvius India, Ltd.	9,930	140,701
	V-Guard Industries, Ltd.	553,953	1,748,688
	Vinati Organics, Ltd.	127,526	2,110,661
	Vindhya Telelinks, Ltd.	15,392	169,763
	VIP Industries, Ltd.	185,936	864,576
*	V-Mart Retail, Ltd.	40,820	1,367,272
*	Vodafone Idea, Ltd.	26,426,231	3,989,260
	VRL Logistics, Ltd.	151,784	403,229
	VST Industries, Ltd.	27,985	1,351,435
	VST Tillers Tractors, Ltd.	13,719	338,255
	Welspun Corp., Ltd.	436,397	712,904
	Welspun Enterprises, Ltd.	347,182	356,912
	Welspun India, Ltd.	1,834,775	1,656,367
	West Coast Paper Mills, Ltd.	121,180	295,292
*	Westlife Development, Ltd.	15,971	101,541
	Wheels India, Ltd.	3,448	22,285
	Whirlpool of India, Ltd.	71,984	2,511,835
*	Wockhardt, Ltd.	169,050	1,106,659
*	Yes Bank, Ltd.	237,637	51,141
	Zee Entertainment Enterprises, Ltd.	1,779,042	5,330,118
	Zensar Technologies, Ltd.	374,962	1,209,944

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Zydus Wellness, Ltd.	11,393	$299,630
TOTAL INDIA			720,637,116
INDONESIA — (1.9%)
	Ace Hardware Indonesia Tbk PT	19,988,600	2,217,896
*	Acset Indonusa Tbk PT	4,869,900	120,482
	Adhi Karya Persero Tbk PT	7,566,188	734,030
*	Adi Sarana Armada Tbk PT	4,074,600	233,416
*	Agung Semesta Sejahtera Tbk PT	38,971,700	139,076
	AKR Corporindo Tbk PT	7,821,600	1,575,532
*	Alam Sutera Realty Tbk PT	53,085,400	722,933
	Aneka Tambang Tbk	29,522,091	4,643,387
*	Armidian Karyatama Tbk PT	844,800	564
	Arwana Citramulia Tbk PT	20,273,500	953,737
*	Asahimas Flat Glass Tbk PT	978,600	194,564
	Astra Agro Lestari Tbk PT	2,060,300	1,634,113
	Astra Otoparts Tbk PT	2,983,800	214,395
*	Astrindo Nusantara Infrastructure Tbk PT	53,656,400	191,220
*	Asuransi Kresna Mitra Tbk PT	9,131,000	614,760
*	Bakrie Telecom Tbk PT	49,756,298	33,248
*	Bank Brisyariah Tbk PT	10,358,600	1,798,109
	Bank BTPN Syariah Tbk PT	1,927,900	465,898
*	Bank Bukopin Tbk	38,703,992	1,265,008
*	Bank Capital Indonesia Tbk PT	1,152,700	30,830
*	Bank Ina Perdana PT	6,723,800	387,621
	Bank Maybank Indonesia Tbk PT	10,185,400	217,655
*	Bank Nationalnobu Tbk PT	715,800	35,770
*	Bank Pan Indonesia Tbk PT	18,536,300	1,316,526
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	11,069,700	1,154,977
	Bank Pembangunan Daerah Jawa Timur Tbk PT	13,305,800	719,718
*	Bank Rakyat Indonesia Agroniaga Tbk PT	4,272,700	245,270
	Bank Tabungan Negara Persero Tbk PT	14,431,549	1,606,230
*	Barito Pacific Tbk PT	18,716,400	1,174,945
*	Bekasi Fajar Industrial Estate Tbk PT	19,699,700	196,654
	BFI Finance Indonesia Tbk PT	2,009,900	96,466
*	Bintang Oto Global Tbk PT	10,495,500	968,258
	BISI International Tbk PT	10,658,300	862,124
*	Blue Bird Tbk PT	345,400	29,893
*	Buana Lintas Lautan Tbk PT	11,680,600	306,098
	Bukit Asam Tbk PT	7,524,100	1,377,634
*	Bumi Serpong Damai Tbk PT	11,885,700	949,866
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	234,942
	Buyung Poetra Sembada PT	1,413,300	100,651
*	Capital Financial Indonesia Tbk PT	3,739,300	95,896
	Catur Sentosa Adiprana Tbk PT	2,986,100	78,599
	Cikarang Listrindo Tbk PT	2,019,000	99,853
	Ciputra Development Tbk PT	47,030,220	2,994,008
*	Citra Marga Nusaphala Persada Tbk PT	15,625,103	1,502,655
*	City Retail Developments Tbk PT	12,056,400	139,051
	Davomas Abadi Tbk PT	11,631,700	0
*	Delta Dunia Makmur Tbk PT	21,681,600	448,687
	Dharma Satya Nusantara Tbk PT	5,269,600	208,175
*	Eagle High Plantations Tbk PT	33,842,200	272,022
	Elnusa Tbk PT	14,373,200	365,069
*	Erajaya Swasembada Tbk PT	7,182,800	1,412,324
*	Gajah Tunggal Tbk PT	7,791,100	386,772
*	Hanson International Tbk PT	483,480,300	323,067
*	Harum Energy Tbk PT	2,449,900	847,934
	Hexindo Adiperkasa Tbk PT	508,500	118,349

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Impack Pratama Industri Tbk PT	169,800	$16,393
	Indah Kiat Pulp & Paper Corp. Tbk PT	734,900	672,485
	Indika Energy Tbk PT	6,860,000	713,412
	Indo Tambangraya Megah Tbk PT	1,734,600	1,508,503
*	Indo-Rama Synthetics Tbk PT	130,400	24,645
*	Indosat Tbk PT	5,979,500	2,134,842
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	28,970,600	1,506,029
	Inovisi Infracom Tbk PT	1,806,467	0
*	Integra Indocabinet Tbk PT	2,097,900	91,794
*	Inti Agri Resources Tbk PT	92,782,800	61,998
*	Intiland Development Tbk PT	48,873,332	708,991
	Japfa Comfeed Indonesia Tbk PT	20,130,400	1,944,195
	Jasa Marga Persero Tbk PT	4,646,300	1,427,338
	Jaya Real Property Tbk PT	12,370,800	475,413
*	Kapuas Prima Coal Tbk PT	44,252,100	418,798
*	Kawasan Industri Jababeka Tbk PT	122,538,057	1,312,185
*	KMI Wire & Cable Tbk PT	6,586,100	183,371
*	Krakatau Steel Persero Tbk PT	16,772,802	690,531
*	Kresna Graha Investama Tbk PT	64,642,800	317,208
	Link Net Tbk PT	4,987,300	1,011,718
*	Lippo Cikarang Tbk PT	6,110,275	456,226
*	Lippo Karawaci Tbk PT	264,026,140	3,279,573
	Mahkota Group Tbk PT	374,000	20,509
*	Malindo Feedmill Tbk PT	3,423,300	159,021
*	Map Aktif Adiperkasa PT	247,000	41,940
*	Matahari Department Store Tbk PT	9,880,100	803,346
*	Medco Energi Internasional Tbk PT	32,833,307	1,511,834
*	Media Nusantara Citra Tbk PT	19,319,400	1,419,102
	Metrodata Electronics Tbk PT	3,745,000	389,290
	Metropolitan Kentjana Tbk PT	7,900	16,189
*	Mitra Adiperkasa Tbk PT	40,328,300	2,206,767
	Mitra Pinasthika Mustika Tbk PT	3,287,200	116,368
*	MNC Investama Tbk PT	78,066,900	294,824
*	MNC Land Tbk PT	29,086,600	209,298
*	MNC Sky Vision Tbk PT	1,483,900	69,669
*	MNC Vision Networks Tbk PT	5,988,100	117,765
	Nippon Indosari Corpindo Tbk PT	15,118,489	1,561,164
	Pabrik Kertas Tjiwi Kimia Tbk PT	2,451,400	2,291,589
*	Pacific Strategic Financial Tbk PT	27,204,800	1,501,813
*	Pakuwon Jati Tbk PT	30,147,200	1,029,313
*	Pan Brothers Tbk PT	23,797,800	322,770
*	Panin Financial Tbk PT	89,070,500	1,528,868
*	Paninvest Tbk PT	6,630,000	379,238
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	69,787
	Perusahaan Gas Negara Tbk PT	21,980,300	2,094,324
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	13,037,900	1,234,590
*	Pool Advista Indonesia Tbk PT	10,473,500	13,997
	PP Persero Tbk PT	12,129,914	1,405,027
	Puradelta Lestari Tbk PT	45,269,700	701,768
	Ramayana Lestari Sentosa Tbk PT	11,699,200	535,580
*	Rimo International Lestari Tbk PT	211,251,900	141,161
*	Salim Ivomas Pratama Tbk PT	18,411,400	504,473
	Samindo Resources Tbk PT	106,600	9,500
*	Sampoerna Agro Tbk PT	4,563,000	570,154
*	Sariguna Primatirta Tbk PT	5,140,000	175,798
*	Sawit Sumbermas Sarana Tbk PT	20,287,700	1,359,734
	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	14,552,500	1,274,221
	Semen Baturaja Persero Tbk PT	6,645,400	379,465

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Sentul City Tbk PT	45,725,700	$162,881
*	Siloam International Hospitals Tbk PT	1,701,650	629,654
*	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	258,287
	Sri Rejeki Isman Tbk PT	51,436,031	774,393
*	Sugih Energy Tbk PT	100,457,800	67,127
*	Summarecon Agung Tbk PT	40,330,664	1,985,292
	Surabaya Agung Industri Pulp & Kertas	64,500	0
*	Surya Citra Media Tbk PT	16,995,700	2,627,536
*	Surya Esa Perkasa Tbk PT	19,499,300	264,474
	Surya Pertiwi Tbk PT	1,435,000	48,022
	Surya Semesta Internusa Tbk PT	20,806,400	666,097
	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	181,530
*	Tiga Pilar Sejahtera Food Tbk	19,238,200	328,897
*	Timah Tbk PT	11,040,514	1,323,620
	Tower Bersama Infrastructure Tbk PT	5,060,800	805,152
*	Trada Alam Minera Tbk PT	180,020,800	120,292
	Transcoal Pacific Tbk PT	234,100	126,986
	Trias Sentosa Tbk PT	33,036,100	888,989
	Truba Alam Manuggal Engineering PT	21,316,500	0
	Tunas Baru Lampung Tbk PT	14,471,400	915,596
	Tunas Ridean Tbk PT	6,994,500	627,142
	Ultrajaya Milk Industry & Trading Co. Tbk PT	16,408,500	1,764,730
	Unggul Indah Cahaya Tbk PT	48,239	14,034
	Waskita Beton Precast Tbk PT	33,862,700	601,533
	Waskita Karya Persero Tbk PT	20,787,600	2,087,500
	Wijaya Karya Bangunan Gedung Tbk PT	9,746,500	138,385
	Wijaya Karya Beton Tbk PT	14,009,200	340,406
	Wijaya Karya Persero Tbk PT	13,185,507	1,682,504
	XL Axiata Tbk PT	6,798,100	1,071,533
TOTAL INDONESIA			104,975,453
MALAYSIA — (2.2%)
#	Duopharma Biotech Bhd	1,101,579	962,128
#	7-Eleven Malaysia Holdings Bhd, Class B	2,365,885	765,664
#	Aeon Co. M Bhd	2,788,400	636,853
#	AEON Credit Service M Bhd	428,700	1,143,884
#	AFFIN Bank Bhd	1,714,809	694,207
#*	AirAsia Group Bhd	5,873,600	1,003,138
	Ajinomoto Malaysia Bhd	73,700	278,423
*	Alliance Bank Malaysia Bhd	4,288,200	2,624,024
	Allianz Malaysia Bhd	178,300	595,137
#*	Ann Joo Resources Bhd	759,450	295,344
	Astro Malaysia Holdings Bhd	1,556,300	326,344
	Batu Kawan Bhd	5,600	24,749
#*	Berjaya Assets Bhd	2,897,000	215,047
*	Berjaya Corp. Bhd	14,340,928	637,120
*	Berjaya Land Bhd	3,396,100	146,831
	Berjaya Sports Toto Bhd	3,766,229	1,889,495
*	Bermaz Auto Bhd	806,600	270,415
	BIMB Holdings Bhd	225,908	223,147
	Bintulu Port Holdings Bhd	25,900	25,876
#*	Boustead Holdings Bhd	2,115,528	369,445
	Boustead Plantations Bhd	622,199	81,951
#	British American Tobacco Malaysia Bhd	375,300	1,213,289
*	Bumi Armada Bhd	10,538,800	837,887
	Bursa Malaysia Bhd	1,522,800	3,518,047
#	Cahya Mata Sarawak Bhd	2,766,300	1,293,959
	Carlsberg Brewery Malaysia Bhd, Class B	752,900	4,042,116

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Carotech Bhd	230,650	$0
	CB Industrial Product Holding Bhd	832,940	222,313
#	Comfort Glove Bhd	741,100	573,294
	CSC Steel Holdings Bhd	353,800	103,848
*	Cypark Resources Bhd	1,120,950	372,214
#	D&O Green Technologies Bhd	3,187,700	2,149,776
*	Dagang NeXchange Bhd	2,019,400	131,281
#	Datasonic Group Bhd	7,210,800	849,444
#*	Dayang Enterprise Holdings Bhd	1,552,175	395,265
	DRB-Hicom Bhd	3,367,800	1,470,038
#	Dufu Technology Corp. Bhd	212,800	196,609
	Dutch Lady Milk Industries Bhd	92,400	794,524
	Eastern & Oriental Bhd	1,774,707	177,495
#	Eco World Development Group Bhd	3,460,300	425,931
#*	Eco World International Bhd	872,100	93,245
*	Econpile Holdings Bhd	526,300	49,847
	Ekovest BHD	6,010,550	643,332
	FAR East Holdings Bhd	258,300	173,579
	FGV Holdings Bhd	7,197,600	2,323,902
	Formosa Prosonic Industries Bhd	143,000	92,811
	Foundpac Group Bhd	216,200	52,736
	Frontken Corp. Bhd	2,292,300	2,625,156
	Gabungan AQRS Bhd	1,240,110	177,182
	Gadang Holdings Bhd	1,732,500	161,946
#	Gas Malaysia Bhd	720,500	462,454
	George Kent Malaysia Bhd	1,061,800	195,950
	Globetronics Technology Bhd	2,494,772	1,959,127
	Golden Plus Holding Bhd	216,000	0
#*	Green Packet Bhd	925,500	88,667
#	Guan Chong Bhd	995,200	608,297
	Hai-O Enterprise Bhd	793,320	414,760
	HAP Seng Consolidated Bhd	622,240	1,256,921
#	Heineken Malaysia Bhd	418,300	2,394,889
#*	Hengyuan Refining Co. Bhd	528,400	623,838
	HeveaBoard Bhd	526,300	81,681
	Hiap Teck Venture Bhd	3,287,000	295,465
#*	Hibiscus Petroleum Bhd	5,289,200	692,911
	Hong Leong Industries Bhd	383,900	763,688
*	HSS Engineers Bhd	142,700	17,178
	Hup Seng Industries Bhd	1,201,533	282,100
*	IGB Bhd	659,423	410,502
	IJM Corp. Bhd	2,354,900	871,900
	IJM Plantations Bhd	650,100	279,343
	Inari Amertron Bhd	673,145	562,498
	Inch Kenneth Kajang Rubber P.L.C.	142,600	17,630
	Insas Bhd	1,940,181	475,143
#*	Iskandar Waterfront City Bhd	2,071,200	228,937
#*	JAKS Resources Bhd	5,839,080	970,657
#*	Jaya Tiasa Holdings Bhd	1,574,827	289,324
#	JHM Consolidation Bhd	1,456,900	891,206
	Johore Tin Bhd	232,200	105,211
	Karex Bhd	97,000	18,528
*	Keck Seng Malaysia Bhd	444,550	398,705
	Kenanga Investment Bank Bhd	121,900	40,288
	Kerjaya Prospek Group Bhd	1,238,690	301,291
	Kim Loong Resources Bhd	933,780	313,024
#*	KNM Group Bhd	10,457,580	459,740
	KPJ Healthcare Bhd	11,673,500	2,652,473
	Kretam Holdings Bhd	2,622,700	392,145

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Kronologi Asia Bhd	874,500	$165,338
*	KSL Holdings Bhd	952,318	132,798
	Kumpulan Fima BHD	290,150	127,288
*	Land & General Bhd	7,564,960	194,949
#*	LBS Bina Group Bhd	3,021,416	308,647
	Leong Hup International Bhd	452,400	74,692
	Lii Hen Industries Bhd	376,500	356,618
	Lingkaran Trans Kota Holdings Bhd	749,500	719,046
	Lotte Chemical Titan Holding Bhd	1,630,900	950,465
	LPI Capital Bhd	364,524	1,177,580
#	Magni-Tech Industries Bhd	695,033	361,252
#	Magnum Bhd	3,823,963	1,992,253
#	Mah Sing Group Bhd	4,608,587	913,239
	Malakoff Corp. Bhd	6,342,800	1,400,616
#	Malayan Flour Mills Bhd	2,753,275	610,995
	Malaysia Building Society Bhd	7,828,966	1,149,771
	Malaysian Pacific Industries Bhd	436,713	3,558,056
	Malaysian Resources Corp. Bhd	9,629,598	911,423
#	Matrix Concepts Holdings Bhd	2,683,658	1,126,473
	MBM Resources BHD	625,796	474,402
	Media Chinese International, Ltd.	2,129,400	86,558
	Mega First Corp. Bhd	1,123,900	1,982,572
#	MKH Bhd	1,794,734	544,645
#	MMC Corp. Bhd	1,901,100	362,498
#	MNRB Holdings Bhd	1,336,888	296,754
#*	MPHB Capital Bhd	1,429,100	345,866
	Muda Holdings Bhd	520,200	426,448
	Muhibbah Engineering M Bhd	1,304,050	265,171
*	Mulpha International Bhd	580,230	192,267
	My EG Services Bhd	3,173,423	1,499,365
	NTPM Holdings Bhd	640,000	104,063
*	OCK Group Bhd	1,605,300	173,903
	Oriental Holdings BHD	679,900	880,080
#	OSK Holdings Bhd	6,241,355	1,240,931
	Padini Holdings Bhd	1,678,600	1,088,804
	Panasonic Manufacturing Malaysia Bhd	40,784	302,035
	Pantech Group Holdings Bhd	1,438,719	152,180
#	Paramount Corp. Bhd	1,181,255	234,624
	Pentamaster Corp. Bhd	2,049,665	3,201,896
#	PESTECH International Bhd	190,000	41,014
#	Petron Malaysia Refining & Marketing Bhd	309,400	335,021
	PIE Industrial Bhd	177,100	137,502
#*	Pos Malaysia Bhd	1,104,600	268,767
#	Power Root Bhd	150,600	66,533
#	Ranhill Utilities Bhd	1,801,294	372,904
	RCE Capital Bhd	72,500	44,558
*	Rimbunan Sawit Bhd	1,951,000	119,794
#	Rubberex Corp. M Bhd	621,500	266,173
	Sam Engineering & Equipment M Bhd	145,900	248,531
*	Sapura Energy Bhd	37,991,700	1,067,170
	Sarawak Oil Palms Bhd	745,704	749,049
#	Scientex Bhd	3,370,872	3,322,433
#	SEG International BHD	145,885	22,713
#	Serba Dinamik Holdings Bhd	2,790,400	1,103,535
	Shangri-La Hotels Malaysia Bhd	354,300	349,473
#	Sime Darby Property Bhd	5,321,000	748,224
	SKP Resources Bhd	2,130,500	1,146,904
#	SP Setia Bhd Group	3,125,400	705,080
*	Sumatec Resources Bhd	6,536,100	1,455

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Sunway Construction Group Bhd	612,436	$232,518
	Suria Capital Holdings Bhd	613,860	147,514
#	Syarikat Takaful Malaysia Keluarga Bhd	1,235,000	1,310,960
#	Ta Ann Holdings Bhd	1,233,889	834,880
#	TA Enterprise Bhd	7,022,300	1,125,885
#	Taliworks Corp. Bhd	2,254,816	447,308
#	Tan Chong Motor Holdings Bhd	632,900	176,231
	Thong Guan Industries Bhd	490,000	287,360
	TIME dotCom Bhd	723,088	2,483,027
	TMC Life Sciences Bhd	1,213,500	217,070
#*	Tropicana Corp. Bhd	3,188,390	677,574
	TSH Resources Bhd	2,420,200	608,048
*	Tune Protect Group Bhd	650,600	64,968
#	Uchi Technologies Bhd	1,345,100	893,650
	UEM Edgenta Bhd	1,218,100	472,227
*	UEM Sunrise Bhd	7,172,200	661,079
	UMW Holdings Bhd	1,221,300	866,691
#	United Malacca Bhd	466,350	582,706
#	United Plantations Bhd	642,900	2,265,826
	UOA Development Bhd	4,279,800	1,691,890
*	Velesto Energy Bhd	14,366,808	422,681
#	ViTrox Corp. Bhd	222,500	912,694
*	Vivocom International Holdings Bhd	507,083	120,753
	VS Industry Bhd	161,537	108,745
#*	WCT Holdings Bhd	3,351,688	379,260
#	Wellcall Holdings Bhd	1,845,300	487,476
*	Widad Group Bhd	767,800	100,480
	Yinson Holdings Bhd	860,100	1,103,269
#	YNH Property Bhd	3,224,916	2,185,462
*	YTL Corp. Bhd	107,063	17,015
#*	YTL Power International Bhd	1,311,843	212,356
TOTAL MALAYSIA			121,487,756
MEXICO — (2.7%)
#	ALEATICA S.A.B. de C.V.	228,600	236,975
	Alfa S.A.B. de C.V., Class A	858,225	538,824
#	Alpek S.A.B. de C.V.	2,417,098	2,065,835
#*	Alsea S.A.B. de C.V.	2,402,538	2,695,662
*	Axtel S.A.B. de C.V.	6,873,963	1,921,450
#*	Banco del Bajio SA	3,690,936	4,548,175
#	Bolsa Mexicana de Valores S.A.B. de C.V.	2,764,504	6,200,883
*	CMR S.A.B. de C.V.	1,323	153
#*	Consorcio ARA S.A.B. de C.V.	6,159,507	1,036,650
*	Controladora Nemak SAB de CV	858,225	111,784
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	147,981	1,669,226
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	2,046,089	2,313,691
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	960,372	377,140
*	Corp. Actinver S.A.B. de C.V.	198,770	88,966
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	3,820,939	7,204,219
	Corp. Moctezuma S.A.B. de C.V.	880,024	2,554,341
	Corporativo Fragua S.A.B. de C.V.	3	40
*	Corporativo GBM S.A.B. de C.V.	24,619	12,370
*	Corpovael S.A. de C.V.	73,341	15,456
*	Credito Real S.A.B. de C.V. SOFOM ER	1,574,089	828,549
	Cydsa S.A.B. de C.V.	10,875	9,470
#*	Elementia S.A.B. de C.V.	642,287	394,947
#*	Empresas ICA S.A.B. de C.V.	3,768,186	17,647
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	3,187	1,143
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	5,006,553	5,099,606

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#*	Gentera S.A.B. de C.V.	6,279,695	$2,459,922
*	Grupo Aeromexico S.A.B. de C.V.	69,603	24,311
#*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,828,892	10,699,094
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	7,370	1,154,953
	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,011,778	6,419,428
	Grupo Comercial Chedraui S.A. de C.V.	2,245,068	3,055,632
#*	Grupo GICSA SAB de CV	2,528,781	439,166
#	Grupo Herdez S.A.B. de C.V.	1,627,727	3,691,547
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	618,935	143,117
*	Grupo Industrial Saltillo S.A.B. de C.V.	1,098,605	1,420,217
	Grupo KUO S.A.B. de C.V., Class B	758,658	1,739,077
	Grupo Lala S.A.B. de C.V.	1,598,237	1,166,380
*	Grupo Pochteca S.A.B. de C.V.	491,437	143,842
#*	Grupo Posadas S.A.B. de C.V.	198,900	218,073
*	Grupo Qumma S.A. de C.V., Class B	105,334	0
#	Grupo Rotoplas S.A.B. de C.V.	927,987	1,002,275
	Grupo Sanborns S.A.B. de C.V.	905,924	816,476
#	Grupo Simec S.A.B. de C.V., Class B	1,013,139	4,278,621
*	Grupo Sports World S.A.B. de C.V.	662,018	197,000
*	Grupo Televisa S.A.B.	253,047	384,650
*	Grupo Traxion S.A.B. de C.V.	317,143	304,627
#*	Hoteles City Express S.A.B. de C.V.	2,037,970	576,624
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	9,433	388,074
	Industrias Bachoco S.A.B. de C.V., Class B	1,262,776	4,278,863
	Industrias CH S.A.B. de C.V., Class B	1,842,218	9,959,247
#	La Comer S.A.B. de C.V.	3,778,139	7,906,833
	Megacable Holdings S.A.B. de C.V.	2,955,539	10,722,642
#*	Minera Frisco S.A.B. de C.V., Class A1	2,242,920	463,924
#*	Minera Frisco S.A.B. de C.V., Class A2	3,084,098	632,647
#	Nemak S.A.B. de C.V.	3,077,926	861,861
	Orbia Advance Corp. S.A.B. de C.V.	544,493	1,163,944
	Organizacion Cultiba S.A.B. de C.V.	1,217,523	994,260
#*	Organizacion Soriana S.A.B. de C.V., Class B	348,965	322,085
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	760,848	5,737,074
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	7,839	38,048
#	Qualitas Controladora S.A.B. de C.V.	1,094,892	5,768,493
	Rassini Sab DE CV	3,300	0
#*	Regional S.A.B. de C.V.	1,029,780	4,228,835
	Sanluis Corp. SA B	4,642	0
	Sanluis Corp. SA C	4,642	0
#*	Telesites S.A.B. de C.V.	8,261,734	8,395,137
#*	Unifin Financiera S.A.B. de C.V.	957,184	1,156,615
*	Vitro S.A.B. de C.V., Class A	816,240	1,105,760
TOTAL MEXICO			144,402,576
PHILIPPINES — (1.2%)
*	8990 Holdings, Inc.	3,671,200	573,407
	A Soriano Corp.	2,981,411	408,297
	AC Energy Corp.	6,571,000	871,696
	ACR Mining Corp.	48,205	3,365
*	AgriNurture, Inc.	1,481,200	226,569
	Alliance Global Group, Inc.	9,526,900	1,957,554
	Alsons Consolidated Resources, Inc.	4,246,000	114,723
*	Apex Mining Co., Inc.	5,876,000	183,354
*	AyalaLand Logistics Holdings Corp.	5,392,000	307,519
	Belle Corp.	16,978,400	557,717
	Bloomberry Resorts Corp.	17,229,900	2,847,387
*	Cebu Air, Inc.	1,223,100	1,206,570
	Cebu Holdings, Inc.	3,180,400	376,852

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	CEMEX Holdings Philippines, Inc.	13,829,263	$384,653
	Century Pacific Food, Inc.	4,428,600	1,610,275
	Century Properties Group, Inc.	10,951,151	93,389
	Chelsea Logistics and Infrastructure Holdings Corp.	364,500	32,132
	China Banking Corp.	6,890,128	3,481,496
	COL Financial Group, Inc.	92,200	7,249
	Cosco Capital, Inc.	13,115,900	1,402,618
	D&L Industries, Inc.	12,874,500	1,771,992
*	DITO CME Holdings Corp.	183,800	45,719
	DMCI Holdings, Inc.	9,182,800	998,121
*	DoubleDragon Properties Corp.	3,380,090	1,004,284
*	Eagle Cement Corp.	574,500	166,839
*	East West Banking Corp.	2,680,900	545,212
	EEI Corp.	1,215,300	184,708
	Emperador, Inc.	4,677,600	971,741
	Filinvest Development Corp.	3,592,622	638,540
	Filinvest Land, Inc.	64,499,577	1,487,761
	First Gen Corp.	631,500	390,882
	First Philippine Holdings Corp.	1,824,900	2,864,007
*	Global Ferronickel Holdings, Inc.	6,969,911	333,538
*	Global-Estate Resorts, Inc.	2,410,000	42,556
	GT Capital Holdings, Inc.	138,660	1,535,482
*	Holcim Philippines, Inc.	2,182,300	271,268
*	Integrated Micro-Electronics, Inc.	3,356,614	897,958
	Lopez Holdings Corp.	7,583,000	586,657
	LT Group, Inc.	841,700	232,072
*	MacroAsia Corp.	2,168,232	233,525
*	Manila Water Co., Inc.	7,255,700	2,184,484
	Max's Group, Inc.	1,086,000	140,931
*	Megawide Construction Corp.	3,146,308	464,572
	Megaworld Corp.	8,014,000	634,408
	Metro Pacific Corp. COM	1,827,193	0
	Metro Pacific Investments Corp.	6,448,000	540,525
	Nickel Asia Corp.	15,456,600	1,504,350
	Petron Corp.	14,174,800	1,041,503
	Philex Mining Corp.	5,473,700	487,053
*	Philippine National Bank	2,250,626	1,192,637
*	Philippine National Construction Corp.	173,000	3,307
	Philippine Savings Bank	490,477	570,790
	Philippine Seven Corp.	10,510	22,298
*	Philippine Stock Exchange, Inc. (The)	120,992	386,678
	Philippine Townships, Inc.	318,732	0
	Philtown Properties, Inc.	111,562	0
	Phoenix Petroleum Philippines, Inc.	1,425,880	346,541
*	Pilipinas Shell Petroleum Corp.	1,429,790	600,421
	Premium Leisure Corp.	19,737,000	180,437
	Puregold Price Club, Inc.	2,286,690	1,708,786
*	PXP Energy Corp.	3,458,600	648,279
	RFM Corp.	8,357,068	801,827
	Rizal Commercial Banking Corp.	2,998,152	1,101,741
	Robinsons Land Corp.	12,528,351	4,927,541
	Robinsons Retail Holdings, Inc.	1,579,000	2,007,310
	San Miguel Food and Beverage, Inc.	82,040	115,995
	Security Bank Corp.	346,940	935,225
	Semirara Mining & Power Corp.	3,543,200	903,457
	Shakey's Pizza Asia Ventures, Inc.	274,900	39,068
*	SSI Group, Inc.	4,087,000	109,344
*	Top Frontier Investment Holdings, Inc.	2,580	7,486
	Union Bank of the Philippines	1,467,341	2,179,730

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Vista Land & Lifescapes, Inc.	33,897,200	$2,950,392
	Vistamalls, Inc.	589,600	50,732
	Wilcon Depot, Inc.	5,574,600	2,036,246
TOTAL PHILIPPINES			62,673,778
POLAND — (1.1%)
#*	11 bit studios SA	4,190	542,588
	AB SA	2,202	18,498
*	Agora SA	137,650	251,589
*	Alior Bank SA	288,715	1,313,814
*	Alumetal SA	7,000	102,313
	Amica SA	21,451	801,049
#*	AmRest Holdings SE	34,046	258,181
	Apator SA	66,949	415,416
	Asseco Poland SA	59,178	1,077,221
*	Bank Handlowy w Warszawie SA	36,711	381,052
*	Bank Millennium SA	740,670	775,133
#*	Bank Ochrony Srodowiska SA	39,255	65,214
#*	Benefit Systems SA	716	159,844
*	Bioton SA	162,100	188,868
*	Boryszew SA	160,002	127,694
	Budimex SA	78,625	6,810,680
*	CCC SA	104,491	2,311,340
	Celon Pharma SA	7,657	90,781
#*	CI Games SA	67,015	25,274
*	Ciech SA	140,356	1,179,990
#	ComArch SA	13,615	715,809
#	Develia SA	1,554,787	934,000
	Dom Development SA	14,033	432,985
#*	Echo Investment SA	22,550	25,609
*	Enea SA	1,078,512	1,977,707
*	Eurocash SA	334,423	1,225,381
*	Fabryki Mebli Forte SA	80,545	964,857
#*	Famur SA	1,196,706	827,826
	Firma Oponiarska Debica SA	8,773	192,151
*	Globe Trade Centre SA	449,774	807,813
#*	Grupa Azoty SA	113,616	880,809
*	Grupa Azoty Zaklady Chemiczne Police SA	145,261	475,240
	Grupa Kety SA	69,700	8,928,658
*	Inter Cars SA	40,986	3,086,954
#*	Jastrzebska Spolka Weglowa SA	281,510	2,382,415
	Kernel Holding SA	328,425	4,799,277
*	KRUK SA	80,899	3,616,678
	Lentex SA	107,400	287,755
	LiveChat Software SA	14,289	428,176
#*	Lubelski Wegiel Bogdanka SA	53,558	299,638
#*	Mabion SA	3,166	18,433
	Mirbud SA	32,611	37,818
*	Netia SA	500,697	724,710
#	Neuca SA	791	144,345
	NEWAG SA	522	3,752
*	Orange Polska SA	1,852,380	3,260,725
#*	PKP Cargo SA	125,702	463,949
#	PlayWay SA	3,415	578,278
*	Polimex-Mostostal SA	5,642	6,618
#	Stalexport Autostrady SA	498,296	492,848
*	Tauron Polska Energia SA	5,479,906	4,111,429
	TEN Square Games SA	2,509	334,563
	Tim SA/Siechnice	4,029	20,458

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	VRG SA	1,057,966	$736,119
	Warsaw Stock Exchange	73,186	863,520
	Wawel SA	2,250	356,483
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	6,507
*	Zespol Elektrowni Patnow Adamow Konin SA	91,906	226,359
TOTAL POLAND			62,573,191
QATAR — (0.4%)
	Aamal Co.	5,491,619	1,294,540
	Al Khaleej Takaful Group QSC	689,282	519,266
	Al Khalij Commercial Bank PQSC	1,636,932	914,034
	Al Meera Consumer Goods Co. QSC	189,487	1,047,565
	Alijarah Holding Co.QPSC	1,568,921	523,019
	Barwa Real Estate Co.	1,424,900	1,291,617
*	Doha Bank QPSC	2,001,505	1,260,466
	Doha Insurance Co. QSC	56,437	23,873
*	Gulf International Services QSC	2,690,800	1,164,493
	Gulf Warehousing Co.	747,169	1,056,320
*	Mazaya Qatar Real Estate Development QSC	2,434,319	839,215
	Medicare Group	486,983	1,173,177
*	Qatar First Bank	3,189,553	1,575,202
	Qatar Gas Transport Co., Ltd.	1,885,973	1,708,785
	Qatar Insurance Co. SAQ	2,436,302	1,634,403
	Qatar International Islamic Bank QSC	408,304	997,811
	Qatar National Cement Co. QSC	413,247	481,803
	Qatar Navigation QSC	488,288	1,033,313
*	Salam International Investment, Ltd. QSC	2,202,179	390,894
	United Development Co. QSC	5,450,972	2,340,316
	Vodafone Qatar QSC	4,891,759	2,014,939
	Widam Food Co.	312,449	518,286
TOTAL QATAR			23,803,337
RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	405,644	717,990
	Globaltrans Investment P.L.C., GDR	256,510	1,728,877
	LSR Group PJSC, GDR	182,441	434,209
	Magnitogorsk Iron & Steel Works PJSC, GDR	74,140	655,397
*	Mail.Ru Group, Ltd., GDR	67,554	1,759,782
*	Mechel PJSC, Sponsored ADR	94,871	163,178
	PhosAgro PJSC, GDR	296,154	4,643,695
	QIWI P.L.C., Sponsored ADR	93,804	908,961
	Ros Agro P.L.C., GDR	48,848	591,061
	Rostelecom PJSC, Sponsored ADR	169,762	1,350,457
	RusHydro PJSC, ADR	826,374	822,242
	VEON, Ltd., ADR	1,649,123	2,655,088
	VTB Bank PJSC, GDR	27,705	25,544
TOTAL RUSSIA			16,456,481
SAUDI ARABIA — (2.2%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	54,093	318,120
	Abdullah Al Othaim Markets Co.	19,237	638,641
	Al Babtain Power & Telecommunication Co.	82,682	680,617
	Al Etihad Cooperative Insurance Co.	101,504	675,264
*	Al Hammadi Co. for Development and Investment	191,842	1,427,023
*	Al Hassan Ghazi Ibrahim Shaker Co.	122,181	510,722
	Al Jouf Agricultural Development Co.	62,048	632,634
*	Al Jouf Cement Co.	300,437	907,357
	Al Khaleej Training and Education Co.	105,972	606,558

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Moammar Information Systems Co.	42,235	$1,131,353
*	Al Rajhi Co. for Co-operative Insurance	63,817	1,480,185
*	Al Yamamah Steel Industries Co.	76,456	693,576
*	AlAbdullatif Industrial Investment Co.	86,188	347,408
	Alandalus Property Co.	145,587	833,244
	Aldrees Petroleum and Transport Services Co.	111,158	1,924,776
	Arabian Cement Co.	204,053	2,467,437
	Arabian Centres Co., Ltd.	118,762	751,149
	Arabian Pipes Co.	84,038	446,778
*	Arabian Shield Cooperative Insurance Co.	95,079	705,116
	Arriyadh Development Co.	269,028	1,299,388
*	Aseer Trading Tourism & Manufacturing Co.	230,902	974,741
*	Astra Industrial Group	142,488	974,976
*	AXA Cooperative Insurance Co.	47,442	447,134
	Bank Al-Jazira	1,044,347	3,764,701
*	Basic Chemical Industries, Ltd.	39,188	355,689
*	Batic Investments and Logistic Co.	32,406	299,383
	Bawan Co.	88,596	652,460
	City Cement Co.	284,216	2,110,449
*	Co. for Cooperative Insurance (The)	89,324	1,877,783
	Dallah Healthcare Co.	197,449	2,889,292
*	Dar Al Arkan Real Estate Development Co.	2,735,856	6,266,561
	Dur Hospitality Co.	136,270	1,058,642
	Eastern Province Cement Co.	107,835	1,299,458
*	Electrical Industries Co.	65,904	425,108
*	Emaar Economic City	1,577,842	3,796,559
	Fitaihi Holding Group	129,522	590,442
*	Hail Cement Co.	205,682	942,646
	Halwani Brothers Co.	50,586	1,293,538
	Herfy Food Services Co.	54,898	851,140
*	Jazan Energy and Development Co.	103,412	530,869
	Leejam Sports Co. JSC	106,883	2,095,705
	Maharah Human Resources Co., Ltd.	35,329	717,296
*	Malath Cooperative Insurance Co.	49,859	303,549
*	Methanol Chemicals Co.	253,369	858,422
*	Middle East Healthcare Co.	122,500	1,130,400
*	Middle East Paper Co.	105,045	524,162
*	Mobile Telecommunications Co. Saudi Arabia	1,220,752	4,460,722
	Najran Cement Co.	357,158	1,824,684
*	Nama Chemicals Co.	69,924	609,577
*	National Agriculture Development Co. (The)	185,152	1,418,644
*	National Co., for Glass Manufacturing (The)	63,808	513,451
	National Gas & Industrialization Co.	152,978	1,234,206
	National Gypsum	61,416	458,762
*	National Industrialization Co.	1,587,697	5,697,320
	National Medical Care Co.	118,110	1,652,646
	Northern Region Cement Co.	367,292	1,212,231
	Qassim Cement Co. (The)	76,494	1,838,630
	Saudi Airlines Catering Co.	149,903	3,066,007
	Saudi Automotive Services Co.	99,204	813,404
	Saudi Cement Co.	197,897	3,485,335
*	Saudi Ceramic Co.	116,365	1,503,759
*	Saudi Chemical Co., Holding.	174,392	1,593,106
	Saudi Co. For Hardware CJSC	48,390	747,167
*	Saudi Ground Services Co.	192,696	1,599,598
	Saudi Industrial Investment Group	187,226	1,283,308
	Saudi Industrial Services Co.	143,283	1,357,849
*	Saudi Marketing Co.	88,696	712,983
*	Saudi Printing & Packaging Co.	96,359	617,657

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Public Transport Co.	262,610	$1,223,415
*	Saudi Re for Cooperative Reinsurance Co.	170,417	644,111
*	Saudi Real Estate Co.	402,814	1,613,454
*	Saudi Research & Marketing Group	131,271	2,661,894
	Saudia Dairy & Foodstuff Co.	30,773	1,314,738
*	Seera Group Holding	642,742	3,101,184
	Southern Province Cement Co.	63,410	1,503,903
*	Tabuk Cement Co.	183,647	923,241
*	Takween Advanced Industries Co.	187,410	670,592
	Umm Al-Qura Cement Co.	140,618	1,185,059
	United Electronics Co.	151,776	3,774,733
	United International Transportation Co.	124,963	1,300,999
	United Wire Factories Co.	68,625	641,748
	Yamama Cement Co.	367,563	3,029,126
	Yanbu Cement Co.	269,904	3,372,897
	Zahrat Al Waha For Trading Co.	28,423	633,324
*	Zamil Industrial Investment Co.	126,053	702,796
TOTAL SAUDI ARABIA			121,506,711
SOUTH AFRICA — (3.8%)
	Adcock Ingram Holdings, Ltd.	155,195	468,327
*	Adcorp Holdings, Ltd.	210,362	95,830
*	Advtech, Ltd.	2,989,166	1,980,598
	AECI, Ltd.	733,063	4,431,305
	African Rainbow Minerals, Ltd.	451,586	8,139,916
	Afrimat, Ltd.	276,237	728,504
	Alexander Forbes Group Holdings, Ltd.	4,312,019	1,046,866
#	Allied Electronics Corp., Ltd., Class A	940,823	728,149
	Alviva Holdings, Ltd.	525,694	392,977
	Astral Foods, Ltd.	170,585	1,424,017
	AVI, Ltd.	1,241,884	6,183,790
*	Barloworld, Ltd.	1,202,911	7,486,714
*	Blue Label Telecoms, Ltd.	2,122,113	642,159
#*	Brait SE	4,469,850	896,513
	Cashbuild, Ltd.	110,842	2,085,991
*	Caxton and CTP Publishers and Printers, Ltd.	323,754	128,190
	City Lodge Hotels, Ltd.	1,307,718	251,755
	Clicks Group, Ltd.	66,642	1,094,948
	Coronation Fund Managers, Ltd.	843,758	2,718,185
#	Curro Holdings, Ltd.	779,139	561,345
*	DataTec, Ltd.	1,988,601	3,235,329
*	Dis-Chem Pharmacies, Ltd.	904,728	1,315,768
	Distell Group Holdings, Ltd.	180,903	1,108,223
	DRDGOLD, Ltd.	1,451,771	1,523,215
*	Famous Brands, Ltd.	390,731	1,147,314
*	Foschini Group, Ltd. (The)	934,267	6,304,665
	Gold Fields, Ltd., Sponsored ADR	330,500	3,083,565
*	Grand Parade Investments, Ltd.	1,258,031	199,866
*	Grindrod Shipping Holdings, Ltd.	38,439	181,079
	Grindrod, Ltd.	2,861,219	938,510
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	1,627,447	7,242,139
	Hudaco Industries, Ltd.	133,866	816,254
	Impala Platinum Holdings, Ltd.	1,269,963	17,150,275
	Imperial Logistics, Ltd.	676,183	1,891,938
	Investec, Ltd.	72,448	183,299
	Italtile, Ltd.	831,355	877,228
	JSE, Ltd.	427,289	3,239,978
*	KAP Industrial Holdings, Ltd.	10,288,423	2,492,970
#	Lewis Group, Ltd.	623,671	1,110,978

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Liberty Holdings, Ltd.	568,647	$2,299,985
*	Life Healthcare Group Holdings, Ltd.	5,204,750	6,645,404
*	Long4Life, Ltd.	2,443,266	678,622
#*	Massmart Holdings, Ltd.	430,051	1,144,409
	Merafe Resources, Ltd.	3,009,333	109,682
*	Metair Investments, Ltd.	1,048,024	1,294,655
	MiX Telematics, Ltd.	37,895	20,255
	MiX Telematics, Ltd., Sponsored ADR	27,358	380,003
	Momentum Metropolitan Holdings	4,252,638	4,625,120
	Motus Holdings, Ltd.	459,916	1,863,120
	Mpact, Ltd.	1,190,906	1,313,079
	Mr. Price Group, Ltd.	134,125	1,524,040
*	Murray & Roberts Holdings, Ltd.	3,490,155	1,908,437
*	Nampak, Ltd.	2,316,309	309,012
*	Net 1 UEPS Technologies, Inc.	776	3,935
	Netcare, Ltd.	3,444,416	3,042,496
*	Northam Platinum, Ltd.	993,617	12,344,109
	Oceana Group, Ltd.	300,036	1,305,043
*	Omnia Holdings, Ltd.	1,284,260	3,758,006
	Pepkor Holdings, Ltd.	110,032	107,061
	Pick n Pay Stores, Ltd.	1,080,815	3,802,582
*	PPC, Ltd.	8,590,118	901,365
	PSG Group, Ltd.	133,441	567,663
	PSG Konsult, Ltd.	786,087	479,044
	Raubex Group, Ltd.	1,227,900	2,048,429
	RCL Foods, Ltd.	716,485	402,267
	Reunert, Ltd.	893,400	2,250,118
#	RFG Holdings, Ltd.	511,280	385,582
#*	Royal Bafokeng Platinum, Ltd.	617,502	2,804,694
	Santam, Ltd.	180,590	3,161,618
*	Sappi, Ltd.	1,381,096	3,898,118
	Sibanye Stillwater, Ltd.	3,105,130	11,787,612
	SPAR Group, Ltd. (The)	740,775	9,472,372
*	Spur Corp., Ltd.	330,941	358,443
#*	Sun International, Ltd.	1,689,029	1,462,893
*	Super Group, Ltd.	2,203,385	3,446,426
#	Telkom SA SOC, Ltd.	1,073,635	2,382,237
	Tiger Brands, Ltd.	105,496	1,386,578
*	Tongaat Hulett Pvt, Ltd.	385,901	209,085
	Transaction Capital, Ltd.	1,566,095	2,479,927
	Trencor, Ltd.	903,601	237,857
	Truworths International, Ltd.	1,545,761	4,541,222
*	Tsogo Sun Gaming, Ltd.	2,258,092	745,710
*	Tsogo Sun Hotels, Ltd.	92,144	9,468
*	Wilson Bayly Holmes-Ovcon, Ltd.	392,399	2,131,489
	Woolworths Holdings, Ltd.	1,321,289	3,914,611
TOTAL SOUTH AFRICA			205,472,555
SOUTH KOREA — (15.0%)
#*	3S Korea Co., Ltd.	243,588	480,263
	ABco Electronics Co., Ltd.	50,300	335,057
*	Able C&C Co., Ltd.	41,842	282,894
	ABOV Semiconductor Co., Ltd.	57,340	747,928
#*	Abpro Bio Co., Ltd.	630,240	695,039
*	Actoz Soft Co., Ltd.	23,627	183,183
#*	Advanced Cosmeceutical Technology Co., Ltd.	97,584	73,280
#*	Advanced Digital Chips, Inc.	143,496	215,827
#	Advanced Nano Products Co., Ltd.	39,732	1,143,410
	Advanced Process Systems Corp.	66,690	1,445,656

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Industrial Co., Ltd.	7,943	$173,158
	Aekyung Petrochemical Co., Ltd.	64,605	492,854
#*	AeroSpace Technology of Korea, Inc.	16,794	85,264
	AfreecaTV Co., Ltd.	41,361	2,277,806
*	Agabang&Company	135,769	437,534
	Ahn-Gook Pharmaceutical Co., Ltd.	33,820	414,628
	Ahnlab, Inc.	32,324	2,405,958
	AJ Networks Co., Ltd.	73,938	264,664
*	Ajin Industrial Co., Ltd.	102,112	326,063
	AK Holdings, Inc.	26,907	696,915
*	Alpha Holdings, Inc.	8,313	42,331
#*	ALUKO Co., Ltd.	233,226	1,000,438
*	Amicogen, Inc.	15,023	427,199
*	Aminologics Co., Ltd.	376,643	872,875
#*	Amotech Co., Ltd.	34,287	1,096,224
#*	Anam Electronics Co., Ltd.	228,729	590,316
*	Ananti, Inc.	252,759	1,730,045
*	Anapass, Inc.	46,012	1,075,293
*	Anterogen Co., Ltd.	3,888	202,779
*	Apact Co., Ltd.	71,606	420,256
*	Aprogen Healthcare & Games, Inc.	348,018	208,509
#*	Aprogen KIC, Inc.	115,172	186,698
*	Aprogen pharmaceuticals, Inc.	861,356	878,225
*	APS Holdings Corp.	69,681	447,678
*	Arion Technology, Inc.	51,658	2,381
	Asia Cement Co., Ltd.	7,082	537,509
	ASIA Holdings Co., Ltd.	4,976	404,181
	Asia Paper Manufacturing Co., Ltd.	22,018	809,046
*	Asiana Airlines, Inc.	101,877	1,342,852
#	Atec Co., Ltd.	15,058	428,268
*	A-Tech Solution Co., Ltd.	10,226	161,942
#	Atinum Investment Co., Ltd.	186,408	349,616
	AUK Corp.	105,844	222,536
	Aurora World Corp.	32,803	264,856
	Austem Co., Ltd.	53,159	152,565
#	Autech Corp.	107,090	1,233,198
#	Avaco Co., Ltd.	54,842	718,397
	Avatec Co., Ltd.	5,446	69,394
#	Baiksan Co., Ltd.	57,960	291,778
#*	Barun Electronics Co., Ltd.	10,909	38,217
*	Barunson Entertainment & Arts Corp.	180,998	226,053
#	Bcworld Pharm Co., Ltd.	25,475	441,366
	BGF Co., Ltd.	172,418	1,060,804
#	BH Co., Ltd.	121,992	2,380,683
*	Binex Co., Ltd.	126,499	2,973,513
	Binggrae Co., Ltd.	30,050	1,500,356
*	Biolog Device Co., Ltd.	126,061	176,776
#	BioSmart Co., Ltd.	80,924	446,181
#*	Biotoxtech Co., Ltd.	61,107	613,649
	BIT Computer Co., Ltd.	78,376	649,314
	Bixolon Co., Ltd.	48,133	195,036
*	Bluecom Co., Ltd.	53,146	208,223
	BNK Financial Group, Inc.	191,071	938,539
#	Boditech Med, Inc.	116,473	1,937,046
*	Bohae Brewery Co., Ltd.	576,129	468,150
	BoKwang Industry Co., Ltd.	76,420	353,325
#	Bolak Co., Ltd.	209,708	406,288
	Bookook Securities Co., Ltd.	14,493	269,060
	Boryung Pharmaceutical Co., Ltd.	136,479	2,606,813

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Bosung Power Technology Co., Ltd.	218,995	$385,041
#*	Brain Contents Co., Ltd.	558,283	565,390
	Bubang Co., Ltd.	155,379	344,119
	Bukwang Pharmaceutical Co., Ltd.	83,721	1,667,734
	Busan City Gas Co., Ltd.	8,953	429,122
	BYC Co., Ltd.	1,007	258,313
#*	BYON Co., Ltd.	332,849	384,525
*	Byucksan Corp.	184,748	394,972
*	Cafe24 Corp.	11,418	355,543
*	CammSys Corp.	312,417	813,088
*	Capro Corp.	185,810	568,339
	Caregen Co., Ltd.	27,611	1,727,738
	Cell Biotech Co., Ltd.	26,183	455,545
*	Cellid Co., Ltd.	12,129	379,873
*	Chabiotech Co., Ltd.	29,354	475,000
	Changhae Ethanol Co., Ltd.	27,873	313,242
*	Charm Engineering Co., Ltd.	241,967	340,059
*	Cheil Bio Co., Ltd.	11,457	70,592
*	Chemon, Inc.	44,750	148,566
#	Chemtronics Co., Ltd.	52,337	1,349,712
#	Cheryong Electric Co., Ltd.	59,212	286,711
#*	ChinHung International, Inc.	153,914	357,574
	Chinyang Holdings Corp.	121,563	278,818
#*	Choa Pharmaceutical Co.	127,356	517,021
*	Chokwang Leather Co., Ltd.	607	31,226
	Chokwang Paint, Ltd.	20,012	109,421
	Chong Kun Dang Pharmaceutical Corp.	7,539	1,233,408
	Chongkundang Holdings Corp.	14,661	1,416,175
#	Choong Ang Vaccine Laboratory	41,559	617,338
#*	Chorokbaem Media Co., Ltd.	484,198	962,795
	Chosun Refractories Co., Ltd.	7,263	517,784
	Chunbo Co., Ltd.	3,152	513,895
#	Chungdahm Learning, Inc.	25,028	416,562
*	CJ CGV Co., Ltd.	93,784	2,246,093
#	CJ Freshway Corp.	30,839	560,229
#*	CJ Seafood Corp.	108,137	438,178
	CKD Bio Corp.	17,141	1,014,638
	Classys, Inc.	27,839	390,183
#	Clean & Science Co., Ltd.	27,327	665,731
	CLIO Cosmetics Co., Ltd.	30,496	537,237
#*	Cloud Air Co., Ltd.	128,993	211,078
*	CMG Pharmaceutical Co., Ltd.	533,743	2,369,097
	Com2uSCorp	24,272	3,463,426
	Commax Co., Ltd.	54,691	316,373
#*	Coreana Cosmetics Co., Ltd.	130,046	556,485
*	CORESTEM, Inc.	22,616	390,201
	Cosmax BTI, Inc.	15,224	230,606
*	COSMAX NBT, Inc.	62,976	422,398
	Cosmax, Inc.	40,017	3,668,918
#*	Cosmecca Korea Co., Ltd.	23,478	284,108
*	CosmoAM&T Co., Ltd.	113,486	1,809,290
#*	Cosmochemical Co., Ltd.	100,233	1,093,599
	Cowell Fashion Co., Ltd.	139,522	696,440
#*	Creative & Innovative System	227,894	3,327,150
	Crown Confectionery Co., Ltd.	25,818	243,380
	CROWNHAITAI Holdings Co., Ltd.	28,913	234,327
	CS Wind Corp.	6,609	942,483
#*	CTC BIO, Inc.	149,452	912,191
	Cuckoo Holdings Co., Ltd.	8,108	698,391

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Cuckoo Homesys Co., Ltd.	37,459	$1,343,512
*	Curexo, Inc.	5,707	40,365
#*	Curo Co., Ltd.	697,107	375,822
	Cymechs, Inc.	37,441	680,419
	D.I Corp.	121,866	568,231
#*	DA Technology Co., Ltd.	60,673	401,255
	Dae Dong Industrial Co., Ltd.	85,653	563,326
	Dae Han Flour Mills Co., Ltd.	5,663	714,239
	Dae Hwa Pharmaceutical Co., Ltd.	72,540	871,579
	Dae Hyun Co., Ltd.	136,127	237,178
	Dae Won Chemical Co., Ltd.	135,603	202,252
	Dae Won Kang Up Co., Ltd.	165,207	616,109
#*	Dae Young Packaging Co., Ltd.	357,184	575,292
#	Daea TI Co., Ltd.	325,257	1,558,573
#	Daebongls Co., Ltd.	34,429	314,704
#	Daechang Co., Ltd.	290,712	382,600
	Daechang Forging Co., Ltd.	37,578	237,394
	Daeduck Co., Ltd.	64,469	384,769
	Daeduck Electronics Co., Ltd.	99,329	1,195,662
#*	Daehan New Pharm Co., Ltd.	56,214	587,764
	Daehan Steel Co., Ltd.	58,990	564,647
*	Dae-Il Corp.	8,506	29,603
#*	Daejoo Electronic Materials Co., Ltd.	53,650	2,113,089
	Daekyo Co., Ltd.	92,912	298,100
	Daelim B&Co Co., Ltd.	51,924	258,317
	Daelim Construction Co., Ltd.	26,871	832,434
*	Daemyung Sonoseason Co., Ltd.	340,243	378,792
	Daeryuk Can Co., Ltd.	12,389	52,965
	Daesang Corp.	103,630	2,422,218
	Daesang Holdings Co., Ltd.	68,738	602,703
	Daesung Energy Co., Ltd.	37,543	170,927
	Daesung Holdings Co., Ltd.	26,734	659,497
*	Daesung Industrial Co., Ltd.	83,195	231,410
#*	Daewon Cable Co., Ltd.	284,615	340,164
*	Daewon Media Co., Ltd.	49,014	371,234
	Daewon Pharmaceutical Co., Ltd.	72,949	1,135,196
#	Daewon San Up Co., Ltd.	61,460	306,863
#*	Daewoo Electronic Components Co., Ltd.	219,480	571,264
*	Daewoo Engineering & Construction Co., Ltd.	160,977	848,497
	Daewoong Pharmaceutical Co., Ltd.	5,340	722,266
*	Dahaam E-Tec Co., Ltd.	2,100	69,462
	Daihan Pharmaceutical Co., Ltd.	23,620	652,306
	Daishin Securities Co., Ltd.	169,160	1,834,351
*	Daiyang Metal Co., Ltd.	2,014	7,358
#*	Danal Co., Ltd.	296,514	1,144,903
#	Danawa Co., Ltd.	36,413	1,026,862
	Daou Data Corp.	72,532	857,026
	Daou Technology, Inc.	129,159	3,062,766
#*	Dasan Networks, Inc.	140,990	1,506,048
	Dawonsys Co., Ltd.	111,447	1,964,779
#*	Dayou Automotive Seat Technology Co., Ltd.	311,517	294,934
*	Dayou Plus Co., Ltd.	354,517	251,051
	DB Financial Investment Co., Ltd.	160,190	680,957
	DB HiTek Co., Ltd.	90,847	4,960,443
*	DB, Inc.	631,128	481,848
	DCM Corp.	24,854	265,216
*	Dentium Co., Ltd.	38,428	1,581,881
#	Deutsch Motors, Inc.	102,165	583,178
#*	Development Advance Solution Co., Ltd.	49,319	230,808

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dexter Studios Co., Ltd.	7,066	$39,511
	DGB Financial Group, Inc.	644,591	3,662,345
	DHP Korea Co., Ltd.	58,041	401,145
	DI Dong Il Corp.	7,581	1,338,179
	Digital Chosun Co., Ltd.	183,547	417,434
#	Digital Daesung Co., Ltd.	65,314	434,554
#	Digital Power Communications Co., Ltd.	162,111	1,581,786
*	DIO Corp.	51,536	1,763,191
	Display Tech Co., Ltd.	52,616	194,699
	DMS Co., Ltd.	93,018	694,024
#	DNF Co., Ltd.	38,211	790,713
	Dohwa Engineering Co., Ltd.	60,443	431,280
	Dong A Eltek Co., Ltd.	19,652	149,863
	Dong Ah Tire & Rubber Co., Ltd.	38,282	332,290
	Dong-A Socio Holdings Co., Ltd.	17,949	1,800,609
	Dong-A ST Co., Ltd.	27,003	1,986,539
	Dong-Ah Geological Engineering Co., Ltd.	42,089	600,879
*	Dongbang Transport Logistics Co., Ltd.	25,627	108,512
	Dongbu Corp.	44,189	492,848
	Dongil Industries Co., Ltd.	5,199	364,230
	Dongjin Semichem Co., Ltd.	150,759	4,076,063
	DongKook Pharmaceutical Co., Ltd.	127,649	3,543,153
	Dongkuk Industries Co., Ltd.	189,855	524,429
*	Dongkuk Steel Mill Co., Ltd.	296,359	2,050,754
	Dongkuk Structures & Construction Co., Ltd.	151,941	874,466
	Dongsung Chemical Co., Ltd.	11,433	162,879
	DONGSUNG Corp.	142,236	618,108
	Dongsung Finetec Co., Ltd.	74,289	713,050
*	Dongsung Pharmaceutical Co., Ltd.	8,068	93,381
	Dongwha Enterprise Co., Ltd.	23,194	1,226,418
	Dongwha Pharm Co., Ltd.	92,411	1,244,202
	Dongwon Development Co., Ltd.	235,662	1,013,757
	Dongwon F&B Co., Ltd.	6,381	1,014,358
	Dongwon Industries Co., Ltd.	7,121	1,532,957
#	Dongwon Systems Corp.	29,890	1,198,982
*	Dongwoo Farm To Table Co., Ltd.	75,970	221,457
	Dongyang E&P, Inc.	25,549	450,342
#*	Dongyang Steel Pipe Co., Ltd.	495,999	522,196
	Doosan Co., Ltd.	22,914	1,050,316
#*	Doosan Infracore Co., Ltd.	489,348	3,557,850
	DoubleUGames Co., Ltd.	41,843	2,322,518
	DRB Holding Co., Ltd.	20,458	126,534
#*	Dreamus Co.	106,691	481,116
	Drgem Corp.	2,230	29,699
#*	DRTECH Corp.	175,505	252,780
*	DSK Co., Ltd.	6,892	43,397
	DTR Automotive Corp.	20,638	480,248
*	Duk San Neolux Co., Ltd.	56,637	1,692,034
	DY Corp.	79,928	372,424
	DY POWER Corp.	34,233	355,001
	E1 Corp.	21,984	766,640
	Eagon Industrial, Ltd.	17,740	150,744
#*	Easy Bio, Inc.	135,140	805,802
#	Easy Holdings Co., Ltd.	233,098	868,131
	EBEST Investment & Securities Co., Ltd.	14,685	86,136
	Echo Marketing, Inc.	11,312	278,855
*	EcoBio Holdings Co., Ltd.	47,380	401,851
	Ecopro Co., Ltd.	88,695	4,614,873
	e-Credible Co., Ltd.	22,052	434,289

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Eehwa Construction Co., Ltd.	68,520	$413,730
#*	EG Corp.	33,408	305,920
#*	Ehwa Technologies Information Co., Ltd.	3,284,906	473,639
#	Elcomtec Co., Ltd.	135,002	208,944
#	Elentec Co., Ltd.	76,987	513,918
#*	EMKOREA Co., Ltd.	136,418	731,253
#*	EM-Tech Co., Ltd.	68,397	748,061
#*	EMW Co., Ltd.	204,411	95,252
*	Enex Co., Ltd.	106,249	198,983
	ENF Technology Co., Ltd.	46,761	1,893,343
*	Enplus Co., Ltd.	7,607	25,420
	Eo Technics Co., Ltd.	41,177	3,623,995
	Estechpharma Co., Ltd.	42,421	436,443
*	ESTsoft Corp.	31,344	235,448
#*	E-TRON Co., Ltd.	1,491,477	340,126
*	Eubiologics Co., Ltd.	19,325	326,334
	Eugene Corp.	275,292	1,138,886
	Eugene Investment & Securities Co., Ltd.	339,650	1,149,415
	Eugene Technology Co., Ltd.	66,860	2,216,327
*	Eusu Holdings Co., Ltd.	71,736	334,847
*	Ewon Comfortech Co., Ltd.	3,634	25,402
*	Exax, Inc.	13,599	16,485
*	Exem Co., Ltd.	129,359	523,799
#	Ezwel Co., Ltd.	91,444	866,300
	F&F Co., Ltd.	9,895	904,960
	Farmsco	70,294	524,242
	FarmStory Co., Ltd.	168,511	202,802
*	Feelux Co., Ltd.	283,759	1,096,167
	Fine Semitech Corp.	39,942	990,046
#*	Firstec Co., Ltd.	163,256	324,636
*	FNC Entertainment Co., Ltd.	3,147	16,823
	Foosung Co., Ltd.	251,897	2,677,864
#*	Fourth-Link, Inc.	2,905	711
	Fursys, Inc.	16,042	423,635
*	Futurestream Networks Co., Ltd.	16,175	15,032
	Gabia, Inc.	44,165	527,120
#*	GAEASOFT	14,151	180,097
#	Galaxia Moneytree Co., Ltd.	63,004	207,032
*	Gamevil, Inc.	23,459	753,405
	Gaon Cable Co., Ltd.	11,599	214,961
	Gemvaxlink Co., Ltd.	291,934	370,725
*	Genie Music Corp.	169,200	681,160
	Geumhwa PSC Co., Ltd.	6,842	172,236
*	Globon Co., Ltd.	29,365	103,239
	GMB Korea Corp.	35,866	275,226
*	GNCO Co., Ltd.	407,775	355,630
	GOLFZON Co., Ltd.	15,612	905,372
	Golfzon Newdin Holdings Co., Ltd.	115,918	561,318
#*	Good People Co., Ltd.	225,318	262,753
	Grand Korea Leisure Co., Ltd.	82,487	1,128,506
	Green Cross Cell Corp.	32,860	1,366,162
#	Green Cross Holdings Corp.	79,061	3,089,999
	Green Cross LabCell Corp.	841	95,781
*	Green Cross Medical Science Corp.	17,495	208,273
*	Green Non-Life Insurance Co., Ltd.	22,357	0
*	GS Global Corp.	239,806	523,345
	GS Home Shopping, Inc.	19,246	2,343,594
	Gwangju Shinsegae Co., Ltd.	3,343	452,540
#*	GY Commerce Co., Ltd.	149,142	56,248

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hae In Corp.	4,066	$18,641
#	HAESUNG DS Co., Ltd.	39,224	1,192,927
	Haesung Industrial Co., Ltd.	1,934	19,792
#	Haimarrow Food Service Co., Ltd.	194,879	588,223
	Haitai Confectionery & Foods Co., Ltd.	45,951	337,979
*	Halla Corp.	108,814	506,109
	Halla Holdings Corp.	41,522	1,633,264
*	Han Chang Corp.	175,437	200,529
#	Han Kuk Carbon Co., Ltd.	146,310	1,532,437
	Hana Micron, Inc.	122,373	1,166,482
#	Hana Tour Service, Inc.	45,020	2,331,715
	HanChang Paper Co., Ltd.	14,488	28,970
#*	Hancom MDS, Inc.	28,657	388,602
*	Hancom, Inc.	74,218	1,132,461
	Handok, Inc.	48,537	1,228,064
	Handsome Co., Ltd.	73,039	2,029,574
#	Hanil Holdings Co., Ltd.	61,029	568,673
	Hanil Hyundai Cement Co., Ltd.	16,083	522,008
#*	Hanjin Heavy Industries & Construction Co., Ltd.	167,905	1,053,759
	Hanjin Transportation Co., Ltd.	44,992	1,756,201
	Hankook AtlasBX Co., Ltd.	1,212	58,314
*	Hankook Corp., Inc.	9,559	452
#	Hankook Cosmetics Manufacturing Co., Ltd.	9,611	306,504
	Hankook Shell Oil Co., Ltd.	3,742	818,228
	Hankook Synthetics, Inc.	550	0
	Hanla IMS Co., Ltd.	15,971	90,686
#	Hanmi Semiconductor Co., Ltd.	118,152	1,986,892
	HanmiGlobal Co., Ltd.	38,637	339,836
*	Hans Biomed Corp.	47,257	465,546
	Hansae Co., Ltd.	105,005	1,479,545
	Hansae Yes24 Holdings Co., Ltd.	63,193	382,139
	Hanshin Construction	41,744	678,973
	Hanshin Machinery Co.	91,006	129,540
	Hansol Chemical Co., Ltd.	39,056	6,702,039
*	Hansol Holdings Co., Ltd.	188,459	588,107
#*	Hansol HomeDeco Co., Ltd.	377,217	643,652
	Hansol Paper Co., Ltd.	96,988	1,123,940
*	Hansol Technics Co., Ltd.	137,939	1,234,969
*	Hanwha Aerospace Co., Ltd.	60,340	2,192,505
*	Hanwha General Insurance Co., Ltd.	311,367	939,645
*	Hanwha Investment & Securities Co., Ltd.	621,523	1,451,214
	Hanwha Life Insurance Co., Ltd.	655,542	1,560,604
	Hanyang Eng Co., Ltd.	55,645	888,158
	Hanyang Securities Co., Ltd.	41,592	343,630
*	Harim Co., Ltd.	238,337	581,846
	Harim Holdings Co., Ltd.	183,271	1,319,840
#	HB Technology Co., Ltd.	306,331	612,720
	HDC Hyundai Development Co. Engineering & Construction, Class E	103,857	2,531,065
	HDC Hyundai Engineering Plastics Co., Ltd.	63,535	365,750
#	HDC I-Controls Co., Ltd.	27,530	251,284
#*	Heung-A Shipping Co., Ltd.	729,772	31,560
*	Heungkuk Fire & Marine Insurance Co., Ltd.	288,225	815,210
*	HFR, Inc.	14,333	344,168
	High Tech Pharm Co., Ltd.	9,245	164,651
#	Hitejinro Holdings Co., Ltd.	35,455	466,393
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	135,372	509,218
*	HLB Life Science Co., Ltd.	107,649	2,160,527
*	HLB POWER Co., Ltd.	64,725	67,282
#	HLscience Co., Ltd.	3,143	115,684

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HNT Electronics Co., Ltd.	55,565	$17,883
*	Home Center Holdings Co., Ltd.	276,498	247,807
#*	Homecast Co., Ltd.	147,954	344,345
	HS Industries Co., Ltd.	205,478	1,242,250
	HS R&A Co., Ltd.	185,609	413,321
*	HSD Engine Co., Ltd.	87,801	554,393
	Huchems Fine Chemical Corp.	100,258	1,912,700
*	Humasis Co., Ltd.	52,128	324,883
*	Humax Co., Ltd.	42,751	190,530
	Humedix Co., Ltd.	29,564	543,924
*	Huneed Technologies	46,682	254,443
	Huons Co., Ltd.	34,834	1,716,287
	Huons Global Co., Ltd.	30,905	730,495
#	Huvis Corp.	78,837	539,674
	Huvitz Co., Ltd.	54,273	348,888
	Hwa Shin Co., Ltd.	48,675	197,415
	Hwacheon Machine Tool Co., Ltd.	6,481	182,561
	Hwail Pharm Co., Ltd.	53,363	607,759
	Hwangkum Steel & Technology Co., Ltd.	41,081	292,810
	Hwaseung Enterprise Co., Ltd.	71,812	828,535
	HwaSung Industrial Co., Ltd.	50,565	511,937
	Hy-Lok Corp.	49,998	630,168
*	Hyosung Advanced Materials Corp.	4,480	901,544
	Hyosung Chemical Corp.	3,102	456,858
*	Hyosung Heavy Industries Corp.	1,710	101,893
	Hyosung TNC Co., Ltd.	3,095	824,530
	HyosungITX Co., Ltd.	18,151	331,707
#*	Hyulim Robot Co., Ltd.	303,281	370,242
	Hyundai Bioland Co., Ltd.	88,938	1,712,729
*	Hyundai Bioscience Co., Ltd.	161,233	3,251,590
	Hyundai BNG Steel Co., Ltd.	48,500	931,110
*	Hyundai Construction Equipment Co., Ltd.	64,837	1,954,977
	Hyundai Corp Holdings, Inc.	31,669	291,407
#	Hyundai Corp.	46,652	655,296
#	Hyundai Department Store Co., Ltd.	22,083	1,543,568
*	Hyundai Electric & Energy System Co., Ltd.	50,960	760,604
	Hyundai Elevator Co., Ltd.	35,937	1,358,374
	Hyundai Futurenet Co., Ltd.	232,295	736,323
	Hyundai Greenfood Co., Ltd.	226,153	1,769,368
	Hyundai Home Shopping Network Corp.	31,133	2,195,378
	Hyundai Livart Furniture Co., Ltd.	63,745	922,449
	Hyundai Mipo Dockyard Co., Ltd.	23,092	888,846
	Hyundai Motor Securities Co., Ltd.	84,211	935,103
#*	Hyundai Pharmaceutical Co., Ltd.	96,966	594,405
*	Hyundai Rotem Co., Ltd.	200,316	3,429,325
	Hyundai Telecommunication Co., Ltd.	8,282	60,640
	Hyundai Wia Corp.	76,475	6,181,774
	HyVision System, Inc.	58,211	704,763
	I&C Technology Co., Ltd.	56,987	224,824
#	i3system, Inc.	21,257	419,053
*	iA, Inc.	1,230,523	1,876,905
#	ICD Co., Ltd.	75,843	1,128,773
*	Icure Pharm, Inc.	1,675	94,105
	IDIS Holdings Co., Ltd.	1,320	15,193
#*	IHQ, Inc.	358,338	527,410
*	Il Dong Pharmaceutical Co., Ltd.	64,262	1,058,258
#	Iljin Diamond Co., Ltd.	33,584	1,461,589
*	Iljin Display Co., Ltd.	85,380	386,817
*	Iljin Electric Co., Ltd.	95,300	279,008

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Iljin Holdings Co., Ltd.	109,778	$537,919
	Ilshin Spinning Co., Ltd.	8,136	606,327
#*	Ilshin Stone Co., Ltd.	256,307	436,555
#	ilShinbiobase Co., Ltd.	153,975	986,913
#	Ilsung Pharmaceuticals Co., Ltd.	4,137	294,993
	Ilyang Pharmaceutical Co., Ltd.	59,729	2,715,165
	iMarketKorea, Inc.	94,782	702,960
	InBody Co., Ltd.	55,388	917,830
#*	INCON Co., Ltd.	63,380	188,450
#*	Incross Co., Ltd.	21,432	823,561
#*	Infinitt Healthcare Co., Ltd.	71,075	460,430
	INITECH Co., Ltd.	34,978	146,812
#	Innocean Worldwide, Inc.	47,201	2,698,494
	InnoWireless, Inc.	23,340	1,102,643
*	Innox Advanced Materials Co., Ltd.	35,288	1,405,994
#*	Inscobee, Inc.	448,090	930,690
#*	Insun ENT Co., Ltd.	146,116	1,518,585
	Intellian Technologies, Inc.	8,711	597,721
	Intelligent Digital Integrated Security Co., Ltd.	31,625	815,927
#*	Interflex Co., Ltd.	67,672	861,098
#	Interojo Co., Ltd.	42,753	765,806
	Interpark Corp.	311,796	1,052,172
	INTOPS Co., Ltd.	60,500	1,548,949
*	iNtRON Biotechnology, Inc.	23,682	485,447
	INZI Display Co., Ltd.	20,792	68,460
#*	Iones Co., Ltd.	110,198	580,478
	IS Dongseo Co., Ltd.	71,351	3,420,111
	ISC Co., Ltd.	45,161	897,063
	i-SENS, Inc.	48,116	1,078,518
	ISU Chemical Co., Ltd.	94,059	1,141,618
	IsuPetasys Co., Ltd.	123,822	372,421
	It's Hanbul Co., Ltd.	27,844	701,346
*	Jahwa Electronics Co., Ltd.	50,494	937,014
	JASTECH, Ltd.	45,583	309,206
*	Jayjun Cosmetic Co., Ltd.	155,532	317,222
	JB Financial Group Co., Ltd.	613,605	2,840,811
#	JC Chemical Co., Ltd.	11,668	62,983
#*	JC Hyun System, Inc.	53,498	385,210
*	Jcontentree Corp.	25,881	928,325
	Jeil Pharmaceutical Co., Ltd.	5,220	210,948
*	Jeju Semiconductor Corp.	154,448	712,960
*	Jejuair Co., Ltd.	57,829	1,022,456
#*	Jeongsan Aikang Co., Ltd.	149,467	246,195
	Jinro Distillers Co., Ltd.	9,305	252,454
	Jinsung T.E.C.	46,797	446,965
	JLS Co., Ltd.	54,638	293,235
*	JNK Heaters Co., Ltd.	52,520	418,611
*	JoyCity Corp.	19,611	163,484
	JS Corp.	30,722	201,807
	Jusung Engineering Co., Ltd.	199,193	1,679,873
	JVM Co., Ltd.	14,255	418,963
	JW Holdings Corp.	206,801	948,694
#	JW Life Science Corp.	41,551	811,240
#	JW Pharmaceutical Corp.	69,462	1,900,225
	JW Shinyak Corp.	56,118	256,218
#	JYP Entertainment Corp.	119,115	3,460,944
#*	Kanglim Co., Ltd.	178,282	267,879
	Kangnam Jevisco Co., Ltd.	14,797	272,624
*	Kangstem Biotech Co., Ltd.	36,730	241,318

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	KAON Media Co., Ltd.	73,042	$500,691
	KC Co., Ltd.	35,918	875,819
	KC Cottrell Co., Ltd.	55,786	496,402
	KC Green Holdings Co., Ltd.	71,194	321,059
	KC Tech Co., Ltd.	49,778	1,169,819
	KCC Corp.	7,707	1,365,790
	KCC Engineering & Construction Co., Ltd.	36,099	281,579
*	KCC Glass Corp.	26,167	841,531
	KCI, Ltd.	30,100	249,776
	KCO Energy, Inc.	120	0
#*	KEC Corp.	384,550	952,953
	KEPCO Engineering & Construction Co., Inc.	79,609	1,210,558
	KEPCO Plant Service & Engineering Co., Ltd.	33,266	804,935
#	Keyang Electric Machinery Co., Ltd.	95,833	364,003
*	KEYEAST Co., Ltd.	58,751	844,114
	Kginicis Co., Ltd.	85,637	1,365,368
	KGMobilians Co., Ltd.	105,734	852,363
#*	KH Vatec Co., Ltd.	83,959	1,288,755
	KINX, Inc.	15,872	1,195,486
	KISCO Corp.	85,062	590,981
	KISCO Holdings Co., Ltd.	45,990	587,354
	KISWIRE, Ltd.	48,447	609,661
#*	Kiwi Media Group Co., Ltd.	1,683,238	169,287
	KL-Net Corp.	61,091	168,380
#	KM Corp.	34,364	345,340
	KMH Co., Ltd.	55,686	777,952
	Kocom Co., Ltd.	38,159	235,453
	Koentec Co., Ltd.	121,211	924,877
	Koh Young Technology, Inc.	50,451	4,830,744
	Kolmar BNH Co., Ltd.	37,326	1,626,943
#	Kolmar Korea Co., Ltd.	69,539	3,193,979
	Kolmar Korea Holdings Co., Ltd.	39,964	956,861
	Kolon Corp.	32,799	590,238
	Kolon Global Corp.	37,913	608,540
	Kolon Industries, Inc.	79,866	2,914,053
	Kolon Plastic, Inc.	69,857	314,872
	Komelon Corp.	28,362	220,636
	KoMiCo, Ltd.	30,137	1,448,438
	Kopla Co., Ltd.	85,227	408,282
#	Korea Alcohol Industrial Co., Ltd.	73,199	815,123
	Korea Asset In Trust Co., Ltd.	292,322	1,001,569
#	Korea Cast Iron Pipe Industries Co., Ltd.	56,204	415,039
#*	Korea Circuit Co., Ltd.	56,477	728,375
*	Korea District Heating Corp.	16,599	557,947
	Korea Electric Terminal Co., Ltd.	27,819	1,870,079
	Korea Electronic Certification Authority, Inc.	76,475	430,369
	Korea Electronic Power Industrial Development Co., Ltd.	71,059	286,023
	Korea Export Packaging Industrial Co., Ltd.	5,621	117,277
	Korea Flange Co., Ltd.	70,591	182,352
#*	Korea Information & Communications Co., Ltd.	30,682	233,151
	Korea Information Certificate Authority, Inc.	86,298	511,269
*	Korea Line Corp.	655,879	1,989,756
*	Korea Materials & Analysis Corp.	145,937	296,503
	Korea Petrochemical Ind Co., Ltd.	14,726	3,720,772
	Korea Real Estate Investment & Trust Co., Ltd.	868,715	1,518,686
#	Korea United Pharm, Inc.	48,550	2,117,880
	Korean Reinsurance Co.	425,448	2,828,253
	Kortek Corp.	52,215	442,587
#*	KPM Tech Co., Ltd.	113,288	246,313

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KPX Chemical Co., Ltd.	11,331	$526,302
	KRTnet Corp.	39,915	158,050
*	KSIGN Co., Ltd.	220,369	311,602
	KSS LINE, Ltd.	82,257	789,410
*	KT Hitel Co., Ltd.	77,968	529,004
	KT Skylife Co., Ltd.	106,368	809,424
#	KT Submarine Co., Ltd.	70,841	326,537
	KTB Investment & Securities Co., Ltd.	217,915	669,518
#	KTCS Corp.	149,693	300,602
	Ktis Corp.	135,664	322,392
#	Kuk Young G&M	186,943	420,178
	Kukbo Design Co., Ltd.	16,173	267,104
	Kukdo Chemical Co., Ltd.	11,618	491,374
#	Kukdong Oil & Chemicals Co., Ltd.	76,171	225,811
#*	Kuk-il Paper Manufacturing Co., Ltd.	596,800	2,249,660
#*	Kum Yang Co., Ltd.	95,714	519,936
	Kumho Industrial Co., Ltd.	107,005	804,713
#*	Kumho Tire Co., Inc.	468,603	1,580,093
	Kumkang Kind Co., Ltd.	62,740	286,737
	Kwang Dong Pharmaceutical Co., Ltd.	175,846	1,456,479
	Kwang Myung Electric Co., Ltd.	159,899	287,176
#	Kyeryong Construction Industrial Co., Ltd.	33,110	904,274
	Kyobo Securities Co., Ltd.	98,745	636,188
	Kyongbo Pharmaceutical Co., Ltd.	63,922	819,679
	Kyung Dong Navien Co., Ltd.	33,244	1,429,038
	Kyung Nong Corp.	29,850	331,705
#	Kyungbang Co., Ltd.	56,901	637,384
	KyungDong City Gas Co., Ltd.	17,104	272,417
	Kyungdong Pharm Co., Ltd.	78,312	663,377
	Kyung-In Synthetic Corp.	167,725	1,051,325
	L&F Co., Ltd.	59,903	3,925,946
*	L&K Biomed Co., Ltd.	26,992	908,033
*	LabGenomics Co., Ltd.	49,913	716,625
*	Lake Materials Co., Ltd.	9,106	24,084
#	LB Semicon, Inc.	164,753	2,000,665
	Leadcorp, Inc. (The)	87,693	472,774
*	Leaders Cosmetics Co., Ltd.	20,587	65,580
	LEENO Industrial, Inc.	15,458	2,110,474
*	Leenos Corp.	73,526	74,627
*	LegoChem Biosciences, Inc.	5,838	314,763
	LF Corp.	106,664	1,369,237
	LG Hausys, Ltd.	33,919	2,322,690
	LG HelloVision Co., Ltd.	144,411	566,552
	LG International Corp.	150,052	3,533,746
	LIG Nex1 Co., Ltd.	58,193	1,929,497
	Lion Chemtech Co., Ltd.	45,164	300,569
#	LMS Co., Ltd.	29,641	293,584
*	Lock & Lock Co., Ltd.	108,303	1,115,636
#*	Longtu Korea, Inc.	78,693	345,824
*	LOT Vacuum Co., Ltd.	56,801	856,542
	Lotte Chilsung Beverage Co., Ltd.	17,472	1,813,037
	Lotte Confectionery Co., Ltd.	3,088	288,325
	LOTTE Fine Chemical Co., Ltd.	90,437	4,385,991
	Lotte Food Co., Ltd.	2,422	734,453
	LOTTE Himart Co., Ltd.	48,476	1,702,034
#*	Lotte Non-Life Insurance Co., Ltd.	269,365	418,410
*	Lotte Tour Development Co., Ltd.	73,567	1,022,242
	LS Cable & System Asia, Ltd.	53,938	351,277
	LS Corp.	10,154	581,656

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Electric Co., Ltd.	6,961	$380,731
*	Lumens Co., Ltd.	212,272	497,916
*	Lumimicro Co., Ltd.	41,764	74,020
*	Lutronic Corp.	106,910	949,179
*	LVMC Holdings	273,689	1,046,828
	Maeil Dairies Co., Ltd.	3,867	244,416
	Maeil Holdings Co., Ltd.	27,695	216,585
#*	Maniker Co., Ltd.	577,058	352,364
	Mcnex Co., Ltd.	63,130	2,930,674
#*	ME2ON Co., Ltd.	114,316	705,858
#	Mediana Co., Ltd.	35,251	431,187
#*	Medience Co., Ltd.	53,361	37,522
*	Medipost Co., Ltd.	18,859	697,917
	Medy-Tox, Inc.	10,637	1,153,679
#	Meerecompany, Inc.	19,710	698,792
#	MegaStudy Co., Ltd.	37,347	355,675
	MegaStudyEdu Co., Ltd.	41,993	1,553,933
	Meritz Financial Group, Inc.	3,500	29,840
	Meritz Fire & Marine Insurance Co., Ltd.	24,199	341,971
#	META BIOMED Co., Ltd.	103,228	242,947
*	Mgame Corp.	104,493	571,682
	Mi Chang Oil Industrial Co., Ltd.	3,528	199,735
	MiCo, Ltd.	139,973	1,929,370
	Minwise Co., Ltd.	47,784	757,507
	Mirae Asset Life Insurance Co., Ltd.	356,638	1,165,025
*	Mirae Corp.	64,038	177,972
	Miwon Chemicals Co., Ltd.	3,853	208,330
	Miwon Commercial Co., Ltd.	5,072	596,248
	Miwon Specialty Chemical Co., Ltd.	8,556	798,635
	MK Electron Co., Ltd.	75,720	700,334
*	MNTech Co., Ltd.	86,069	280,292
#*	Mobile Appliance, Inc.	152,843	683,152
#	Modetour Network, Inc.	77,217	1,560,680
#	Monalisa Co., Ltd.	102,020	413,135
#	MonAmi Co., Ltd.	104,161	476,768
	Moorim P&P Co., Ltd.	122,017	531,119
	Moorim Paper Co., Ltd.	117,688	286,784
#	Motonic Corp.	49,836	581,099
#*	MP Group, Inc.	151,072	134,649
#	MS Autotech Co., Ltd.	143,953	1,103,535
*	Muhak Co., Ltd.	62,205	384,816
#	Multicampus Co., Ltd.	12,960	363,401
#*	MyungMoon Pharm Co., Ltd.	128,892	708,208
#	Nam Hwa Construction Co., Ltd.	37,268	386,356
#	Namhae Chemical Corp.	126,622	969,789
*	NamKwang Engineering & Construction Co., Ltd.	2,218	26,823
#*	Namsun Aluminum Co., Ltd.	338,074	1,331,441
*	Namu Tech Co., Ltd.	16,659	43,943
#*	Namuga Co., Ltd.	18,234	340,848
	Namyang Dairy Products Co., Ltd.	1,590	407,134
*	NanoenTek, Inc.	99,817	745,649
	Nasmedia Co., Ltd.	19,432	532,584
#*	Nature & Environment Co., Ltd.	301,292	361,185
#*	Naturecell Co., Ltd.	132,386	1,050,337
*	NDFOS Co., Ltd.	42,482	174,673
	NeoPharm Co., Ltd.	25,196	695,150
*	Neowiz	74,956	1,584,929
	Neowiz Holdings Corp.	22,043	320,428
#	NEPES Corp.	88,227	3,433,788

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	New Power Plasma Co., Ltd.	129,289	$693,831
	Newtree Co., Ltd.	2,760	64,301
	Nexen Corp.	119,293	472,587
	Nexen Tire Corp.	166,946	928,497
*	Nexon GT Co., Ltd.	5,993	73,349
#*	Next Entertainment World Co., Ltd.	105,261	817,692
*	Next Science Co., Ltd	13,106	57,239
#*	NextEye Co., Ltd.	197,968	245,736
	Nexturn Co., Ltd.	15,192	168,735
*	NHN Corp.	9,762	607,987
	NHN KCP Corp.	68,835	3,591,469
*	NIBEC Co., Ltd.	6,411	184,149
	NICE Holdings Co., Ltd.	115,357	1,818,679
	Nice Information & Telecommunication, Inc.	29,755	732,817
	NICE Information Service Co., Ltd.	171,804	3,266,062
	NICE Total Cash Management Co., Ltd.	80,908	379,442
*	NK Co., Ltd.	342,863	392,649
	Nong Shim Holdings Co., Ltd.	10,730	708,358
	Nong Woo Bio Co., Ltd.	39,694	442,748
	Noroo Holdings Co., Ltd.	9,344	87,914
	NOROO Paint & Coatings Co., Ltd.	48,541	384,335
	NPC	66,771	213,630
	NS Shopping Co., Ltd.	75,999	818,800
*	nTels Co., Ltd.	24,999	231,340
	Nuri Telecom Co., Ltd.	17,628	141,702
*	NUVOTEC Co., Ltd.	153,125	193,119
	Oceanbridge Co., Ltd.	19,278	274,733
*	OCI Co., Ltd.	44,150	3,882,660
	Okong Corp.	14,342	60,515
#*	Omnisystem Co., Ltd.	233,956	477,462
#	Openbase, Inc.	153,370	417,599
	Opto Device Technology Co., Ltd.	29,480	139,643
	OptoElectronics Solutions Co., Ltd.	38,766	1,731,171
	OPTRON-TEC, Inc.	98,190	1,011,458
#*	Orbitech Co., Ltd.	115,974	491,235
#*	Orientbio, Inc.	437,273	796,560
	Orion Holdings Corp.	109,024	1,305,421
*	OSANGJAIEL Co., Ltd.	37,994	231,616
*	Osstem Implant Co., Ltd.	52,842	3,240,401
#*	Osung Advanced Materials Co., Ltd.	258,797	985,929
	Paik Kwang Industrial Co., Ltd.	153,313	542,283
*	Pan Ocean Co., Ltd.	119,301	485,141
	Pang Rim Co., Ltd.	101,740	176,523
	Pan-Pacific Co., Ltd.	161,223	276,998
#	Paradise Co., Ltd.	61,644	870,465
	Park Systems Corp.	1,748	150,150
	Partron Co., Ltd.	192,489	1,934,930
#*	Paru Co., Ltd.	152,785	339,487
#*	People & Technology, Inc.	27,588	598,561
	Pharma Research Products Co., Ltd.	24,555	1,347,346
*	Pharmicell Co., Ltd.	139,910	1,784,657
*	PI Advanced Materials Co., Ltd.	76,880	2,703,829
*	PNE Solution Co., Ltd.	48,047	926,261
*	Pobis TNC Co., Ltd.	414,534	360,577
	Point Engineering Co., Ltd.	5,136	13,775
*	POLUS BioPharm, Inc.	42,209	8,667
#	Poongsan Corp.	97,247	2,469,428
	Poongsan Holdings Corp.	22,795	819,361
#	Posco ICT Co., Ltd.	269,622	1,858,385

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Posco International Corp.	35,731	$527,203
#	Posco M-Tech Co., Ltd.	137,510	581,137
#	Power Logics Co., Ltd.	136,868	1,085,771
*	Prostemics Co., Ltd.	64,485	223,056
#	Protec Co., Ltd.	28,509	933,800
	PS TEC Co., Ltd.	57,404	273,044
	PSK, Inc.	48,998	1,626,577
	Pulmuone Co., Ltd.	78,987	1,165,873
	Puloon Technology, Inc.	1,590	18,603
	Pungkuk Alcohol Industry Co., Ltd.	32,332	595,858
	Pyeong Hwa Automotive Co., Ltd.	45,439	443,339
#*	RaonSecure Co., Ltd.	159,690	465,439
	Rayence Co., Ltd.	21,966	219,051
*	Redrover Co., Ltd.	111,853	34,310
#	Reyon Pharmaceutical Co., Ltd.	33,887	579,915
#	RFHIC Corp.	64,357	2,516,175
*	RFTech Co., Ltd.	114,269	961,031
#*	Robostar Co., Ltd.	34,112	819,400
*	Robotis Co., Ltd.	9,311	136,970
*	Rorze Systems Corp.	12,806	72,017
#	Rsupport Co., Ltd.	59,819	517,593
	S Net Systems, Inc.	62,738	386,525
#	S&S Tech Corp.	75,160	2,534,356
	S&T Corp.	13,299	182,705
	S&T Dynamics Co., Ltd.	62,075	358,651
	S&T Holdings Co., Ltd.	33,109	461,491
	S&T Motiv Co., Ltd.	47,647	3,071,918
*	S.Y. Co., Ltd.	134,827	460,891
	Sajo Industries Co., Ltd.	10,543	306,858
	Sajodaerim Corp.	2,580	35,851
*	Sajodongaone Co., Ltd.	29,518	27,250
	Sam Chun Dang Pharm Co., Ltd.	67,777	3,623,826
*	SAM KANG M&T Co., Ltd.	103,756	1,724,605
	Sam Young Electronics Co., Ltd.	60,428	547,777
#	Sam Yung Trading Co., Ltd.	95,984	1,165,131
	Sambo Corrugated Board Co., Ltd.	7,239	72,335
*	Sambo Motors Co., Ltd.	45,702	284,943
*	Sambon Electronics Co., Ltd.	208,977	245,386
*	Sambu Engineering & Construction Co., Ltd.	29,011	93,050
	Samchully Co., Ltd.	10,809	808,139
*	Samchuly Bicycle Co., Ltd.	40,771	300,919
#	Samho Development Co., Ltd.	97,370	377,784
	SAMHWA Paints Industrial Co., Ltd.	51,482	498,728
	Samick Musical Instruments Co., Ltd.	280,818	362,002
#	Samick THK Co., Ltd.	48,469	548,268
#	Samil Pharmaceutical Co., Ltd.	22,485	386,603
	Samji Electronics Co., Ltd.	48,854	622,716
	Samjin LND Co., Ltd.	98,862	328,986
	Samjin Pharmaceutical Co., Ltd.	48,379	1,053,430
*	Samkee Corp.	55,391	230,654
	Sammok S-Form Co., Ltd.	31,502	298,502
#	SAMPYO Cement Co., Ltd.	179,001	650,537
#*	Samsung Pharmaceutical Co., Ltd.	267,348	1,883,180
	Samsung Publishing Co., Ltd.	23,083	464,247
	SAMT Co., Ltd.	290,605	652,848
	Samwha Capacitor Co., Ltd.	39,394	2,626,813
#	Samwha Electric Co., Ltd.	19,700	405,054
	Samyang Corp.	17,804	990,055
#	Samyang Foods Co., Ltd.	16,779	1,364,288

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Holdings Corp.	20,057	$1,559,925
	Samyang Tongsang Co., Ltd.	6,688	366,777
	Sang-A Frontec Co., Ltd.	45,202	2,299,797
*	Sangbo Corp.	96,831	106,397
#	Sangsangin Co., Ltd.	166,567	989,911
	Sangsin Energy Display Precision Co., Ltd.	47,374	603,134
	SaraminHR Co., Ltd.	30,866	716,917
	Satrec Initiative Co., Ltd.	30,912	1,637,198
	SAVEZONE I&C Corp.	94,291	264,035
#*	SBI Investment Korea Co., Ltd.	517,939	597,371
*	SBS Media Holdings Co., Ltd.	129,490	217,142
#*	SBW	1,186,119	671,957
	SCI Information Service, Inc.	18,181	62,818
*	S-Connect Co., Ltd.	235,710	400,096
*	SD Biotechnologies Co., Ltd.	48,626	195,009
#*	SDN Co., Ltd.	237,263	699,680
	Seah Besteel Corp.	51,280	560,730
	SeAH Holdings Corp.	3,948	261,432
	SeAH Steel Corp.	7,164	587,010
	SeAH Steel Holdings Corp.	7,958	324,776
	Sebang Co., Ltd.	59,164	750,742
	Sebang Global Battery Co., Ltd.	33,063	3,001,126
#	Secuve Co., Ltd.	194,990	280,649
	Sejin Heavy Industries Co., Ltd.	6	30
	Sejong Industrial Co., Ltd.	53,849	442,967
*	Sejong Telecom, Inc.	2,024,357	992,045
	Sekonix Co., Ltd.	47,555	380,842
*	Selvas AI, Inc.	179,027	423,849
	Sempio Foods Co.	12,562	556,929
	Semyung Electric Machinery Co., Ltd.	8,458	29,664
	S-Energy Co., Ltd.	61,002	380,539
	Seobu T&D	277,953	1,950,388
	Seohan Co., Ltd.	463,181	600,362
	Seojin System Co., Ltd.	17,833	657,898
*	Seoul Auction Co., Ltd.	36,120	232,380
*	Seoul Food Industrial Co., Ltd.	1,710,513	290,783
#	Seoul Pharma Co., Ltd.	27,724	238,379
	Seoul Semiconductor Co., Ltd.	182,458	3,185,240
#	Seoulin Bioscience Co., Ltd.	31,699	368,621
#	Seowon Co., Ltd.	158,377	323,740
	SEOWONINTECH Co., Ltd.	38,966	292,399
#	Seoyon Co., Ltd.	56,279	381,553
	Seoyon E-Hwa Co., Ltd.	37,029	235,527
	Sewha P&C, Inc.	34,542	119,130
*	Sewon Cellontech Co., Ltd.	259,045	649,696
	Sewon Precision Industry Co., Ltd.	25,563	34,665
	SEWOONMEDICAL Co., Ltd.	96,699	563,120
	SFA Engineering Corp.	94,284	3,178,644
*	SFA Semicon Co., Ltd.	439,054	2,698,048
#*	SG Corp.	646,214	408,726
	SGC e Tec E&C Co., Ltd.	5,625	253,955
	SGC Energy Co., Ltd.	35,172	1,137,371
*	SH Energy & Chemical Co., Ltd.	443,164	346,860
#*	Shin Poong Pharmaceutical Co., Ltd.	38,000	2,735,849
	Shindaeyang Paper Co., Ltd.	9,597	537,840
#	Shinil Electronics Co., Ltd.	347,421	598,652
	Shinsegae Engineering & Construction Co., Ltd.	13,660	545,105
	Shinsegae Food Co., Ltd.	7,783	449,837
	Shinsegae International, Inc.	6,793	1,042,316

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Shinsung E&G Co., Ltd.	695,198	$1,858,078
#*	Shinsung Tongsang Co., Ltd.	232,480	301,899
#	Shinwha Intertek Corp.	129,666	403,398
#*	Shinwon Corp.	284,341	366,955
	Shinyoung Securities Co., Ltd.	21,922	1,047,168
	SHOWBOX Corp.	156,362	513,556
*	Signetics Corp.	215,282	251,282
	SIGONG TECH Co., Ltd.	50,635	251,231
	Silicon Works Co., Ltd.	57,389	3,481,896
#	Silla Co., Ltd.	32,497	284,523
	SIMMTECH Co., Ltd.	66,827	1,289,890
	SIMPAC, Inc.	57,924	139,151
	Sindoh Co., Ltd.	25,256	585,518
	Sinil Pharm Co., Ltd.	1,768	24,839
	SinSin Pharmaceutical Co., Ltd.	50,462	377,751
	SK D&D Co., Ltd.	42,275	1,543,943
	SK Discovery Co., Ltd.	53,951	3,058,637
	SK Gas, Ltd.	4,847	417,993
	SK Networks Co., Ltd.	1,121,588	5,173,535
*	SK Rent A Car Co., Ltd.	5,142	46,908
	SK Securities Co., Ltd.	1,805,375	1,355,734
	SL Corp.	73,940	1,629,686
*	SM Culture & Contents Co., Ltd.	244,763	355,708
*	SM Entertainment Co., Ltd.	97,925	2,679,233
*	SM Life Design Group Co., Ltd.	66,427	134,663
#*	S-MAC Co., Ltd.	1,016,327	1,359,164
	SMCore, Inc.	57,045	411,326
*	SMEC Co., Ltd.	118,167	190,713
*	SNU Precision Co., Ltd.	100,240	349,116
*	Solborn, Inc.	80,654	363,980
#*	Solid, Inc.	229,788	2,014,337
	Songwon Industrial Co., Ltd.	85,384	1,156,703
#*	Sonokong Co., Ltd.	81,520	129,623
	Soulbrain Co., Ltd.	11,048	2,643,593
	Soulbrain Holdings Co., Ltd.	19,846	779,699
	SPC Samlip Co., Ltd.	12,646	789,567
#	SPG Co., Ltd.	73,037	566,302
#	Spigen Korea Co., Ltd.	16,487	922,423
*	Ssangyong Motor Co.	208,506	516,325
*	ST Pharm Co., Ltd.	33,206	2,618,899
	Suheung Co., Ltd.	28,683	1,274,144
	Sun Kwang Co., Ltd.	21,073	537,448
#*	SundayToz Corp.	27,241	544,842
	Sung Bo Chemicals Co., Ltd.	46,992	183,002
	Sung Kwang Bend Co., Ltd.	96,169	616,953
*	Sungchang Enterprise Holdings, Ltd.	240,204	500,894
#	Sungdo Engineering & Construction Co., Ltd.	58,912	293,152
#	Sungshin Cement Co., Ltd.	93,608	640,626
	Sungwoo Hitech Co., Ltd.	267,199	1,760,773
#	Sunjin Co., Ltd.	63,327	835,965
#*	Sunny Electronics Corp.	208,190	891,280
*	Suprema, Inc.	25,956	668,217
*	Synergy Innovation Co., Ltd.	105,399	294,120
*	Synopex, Inc.	353,288	1,242,071
	Systems Technology, Inc.	57,629	922,823
#	Tae Kyung Industrial Co., Ltd.	55,377	265,123
	Taekwang Industrial Co., Ltd.	1,560	1,168,550
*	Taewoong Co., Ltd.	58,216	686,356
	Taeyoung Engineering & Construction Co., Ltd.	104,828	1,124,343

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Taihan Electric Wire Co., Ltd.	1,331,592	$1,313,904
#*	Taihan Fiberoptics Co., Ltd.	319,405	1,121,720
*	Taihan Textile Co., Ltd.	1,976	69,896
*	Tailim Packaging Co., Ltd.	71,786	358,634
	TechWing, Inc.	64,250	1,282,311
*	Tego Science, Inc.	8,146	194,845
*	Telcon RF Pharmaceutical, Inc.	277,957	1,231,372
	Telechips, Inc.	41,190	573,545
	TES Co., Ltd.	78,960	2,025,289
*	Theragen Etex Co., Ltd.	162,753	1,170,122
#*	Thinkware Systems Corp.	30,488	469,904
*	TK Chemical Corp.	236,531	532,965
	TK Corp.	83,276	520,678
*	TOBESOFT Co., Ltd.	19,357	38,352
#	Tokai Carbon Korea Co., Ltd.	23,651	3,010,713
#*	Tong Yang Moolsan Co., Ltd.	469,563	612,941
	Tongyang Life Insurance Co., Ltd.	231,558	757,395
#	Tongyang, Inc.	734,340	786,856
*	Tonymoly Co., Ltd.	33,132	254,755
	Top Engineering Co., Ltd.	66,602	579,479
#	Toptec Co., Ltd.	114,568	1,211,691
	Tovis Co., Ltd.	56,715	375,584
#	TS Corp.	25,021	444,085
*	TY Holdings Co., Ltd.	115,163	2,440,558
#	UBCare Co., Ltd.	136,518	1,005,819
	Ubiquoss Holdings, Inc.	38,567	818,504
	Ubiquoss, Inc.	31,690	616,650
	UIL Co., Ltd.	61,218	209,210
#	Uju Electronics Co., Ltd.	37,035	1,317,402
	Uni-Chem Co., Ltd.	257,716	332,409
	Unick Corp.	67,234	529,482
	Unid Co., Ltd.	28,785	1,307,846
	Union Semiconductor Equipment & Materials Co., Ltd.	132,749	1,467,311
	Uniquest Corp.	76,360	909,696
*	Unitekno Co., Ltd.	35,122	242,640
#	UniTest, Inc.	74,969	1,593,464
	UTI, Inc.	19,414	275,382
	Value Added Technology Co., Ltd.	42,237	923,440
*	Viatron Technologies, Inc.	57,855	570,440
#*	VICTEK Co., Ltd.	91,039	582,325
*	Vidente Co., Ltd.	35,339	260,200
	Vieworks Co., Ltd.	43,901	1,267,524
#	Visang Education, Inc.	34,243	195,816
	Vitzro Tech Co., Ltd.	11,550	105,841
	Vitzrocell Co., Ltd.	75,098	1,021,315
#*	VitzroSys Co., Ltd.	4,135	23,531
*	Vivien Corp.	12,352	48,990
*	VT GMP Co., Ltd.	32,361	238,992
*	W Holding Co., Ltd.	56,937	14,941
*	Webzen, Inc.	82,704	2,578,583
*	Welcron Co., Ltd.	189,702	767,434
*	Wellbiotec Co., Ltd.	17,722	38,486
	Wemade Co., Ltd.	52,283	1,761,544
	Whanin Pharmaceutical Co., Ltd.	59,974	978,361
#*	WillBes & Co. (The)	293,821	382,918
	Winix, Inc.	44,983	913,620
	Wins Co., Ltd.	34,279	525,232
	WiSoL Co., Ltd.	97,372	1,286,030
*	WIZIT Co., Ltd.	395,737	456,835

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	WONIK CUBE Corp.	46,479	$83,981
*	Wonik Holdings Co., Ltd.	206,068	1,236,592
	Wonik Materials Co., Ltd.	31,679	986,483
*	Wonik QnC Corp.	76,921	1,363,467
*	Wonpung Mulsan Co., Ltd.	12,366	29,016
	Woojin, Inc.	2,070	7,081
	Woori Financial Capital Co., Ltd.	4,764	45,665
*	Woori Investment Bank Co., Ltd.	2,002,972	929,985
#*	Woori Technology Investment Co., Ltd.	266,765	901,146
#*	Woori Technology, Inc.	601,518	592,201
*	Wooridul Pharmaceutical, Ltd.	82,795	688,365
*	Wooriro Co., Ltd.	16,683	23,869
	Woorison F&G Co., Ltd.	163,424	299,309
#	Woory Industrial Co., Ltd.	33,960	845,888
#*	Woosu AMS Co., Ltd.	106,413	715,946
#	WooSung Feed Co., Ltd.	103,772	284,040
*	Woowon Development Co., Ltd.	34,932	186,541
#	Worldex Industry & Trading Co., Ltd.	49,210	762,306
	Y G-1 Co., Ltd.	84,360	429,106
#*	YBM NET, Inc.	18,867	113,033
*	Y-entec Co., Ltd.	4,556	54,231
*	Yest Co., Ltd.	54,484	588,385
*	YG Entertainment, Inc.	51,396	2,084,849
*	YIK Corp.	98,562	506,390
#*	YJM Games Co., Ltd.	191,657	295,271
#*	YMC Co., Ltd.	69,354	541,185
	Yonwoo Co., Ltd.	17,985	396,926
	Yoosung Enterprise Co., Ltd.	92,942	248,117
	Youlchon Chemical Co., Ltd.	51,749	1,030,201
	Young Poong Corp.	702	322,786
	Young Poong Precision Corp.	48,139	343,057
*	Youngone Corp.	18,516	584,392
	Youngone Holdings Co., Ltd.	30,763	1,046,817
*	YoungWoo DSP Co., Ltd.	125,945	271,852
	YTN Co., Ltd.	73,837	272,671
*	Yuanta Securities Korea Co., Ltd.	508,076	1,358,261
	YuHwa Securities Co., Ltd.	96,255	188,175
*	Yujin Robot Co., Ltd.	111,009	377,440
*	Yungjin Pharmaceutical Co., Ltd.	418,587	2,512,823
#*	Yuyang DNU Co., Ltd.	177,980	36,396
	Yuyu Pharma, Inc.	1,676	19,202
	Zeus Co., Ltd.	35,614	855,672
TOTAL SOUTH KOREA			813,085,673
TAIWAN — (17.4%)
#	ABC Taiwan Electronics Corp.	390,977	328,976
	Ability Enterprise Co., Ltd.	1,083,293	556,651
#*	Ability Opto-Electronics Technology Co., Ltd.	307,776	495,583
#	AcBel Polytech, Inc.	1,976,599	1,983,668
#	Ace Pillar Co., Ltd.	267,000	236,437
#	ACES Electronic Co., Ltd.	537,000	772,277
*	Acon Holding, Inc.	951,000	375,359
#	Acter Group Corp., Ltd.	230,490	1,542,379
	Action Electronics Co., Ltd.	912,000	339,300
#	Actron Technology Corp.	294,320	1,183,160
#	A-DATA Technology Co., Ltd.	1,123,879	2,768,997
#	Addcn Technology Co., Ltd.	112,299	850,051
	Adlink Technology, Inc.	12,000	26,223
	Advanced Ceramic X Corp.	209,000	3,379,770

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advanced International Multitech Co., Ltd.	580,000	$867,483
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	513,111	250,276
#*	Advanced Optoelectronic Technology, Inc.	580,000	621,118
#	Advanced Power Electronics Corp.	113,000	186,231
	Advancetek Enterprise Co., Ltd.	1,257,519	760,912
	AEON Motor Co., Ltd.	11,359	14,515
	Aerospace Industrial Development Corp.	2,689,000	2,602,877
#*	AGV Products Corp.	2,015,433	590,059
	Airmate Cayman International Co., Ltd.	37,234	32,157
#	Alchip Technologies, Ltd.	122,000	3,580,922
#*	ALI Corp.	928,775	848,092
#	Allied Circuit Co., Ltd.	113,000	443,478
#	Allis Electric Co., Ltd.	795,874	667,235
#	Alltek Technology Corp.	751,750	592,112
#	Alltop Technology Co., Ltd.	298,000	1,052,626
	Alpha Networks, Inc.	1,759,158	2,167,616
#	Altek Corp.	1,105,945	1,394,946
#	Amazing Microelectronic Corp.	378,085	1,322,682
#*	Ambassador Hotel (The)	1,370,000	1,421,962
#	Ampire Co., Ltd.	429,000	314,713
	AMPOC Far-East Co., Ltd.	446,444	536,208
*	AmTRAN Technology Co., Ltd.	3,837,951	1,523,892
	Anderson Industrial Corp.	290,416	94,470
#	Anpec Electronics Corp.	337,007	952,346
#	Apac Opto Electronics, Inc.	147,000	142,072
#	Apacer Technology, Inc.	436,325	595,042
#	APAQ Technology Co., Ltd.	239,120	437,306
#	APCB, Inc.	601,000	448,907
#	Apex Biotechnology Corp.	443,483	348,697
#	Apex International Co., Ltd.	751,470	1,842,218
#	Apex Medical Corp.	303,500	277,130
#	Apex Science & Engineering	666,132	282,447
#	Apogee Optocom Co., Ltd.	48,000	168,090
#	Arcadyan Technology Corp.	645,055	2,120,554
	Ardentec Corp.	2,112,274	3,121,664
#	Argosy Research, Inc.	337,396	1,434,985
#	Asia Electronic Material Co., Ltd.	331,000	244,859
#	Asia Optical Co., Inc.	1,098,000	2,882,861
*	Asia Pacific Telecom Co., Ltd.	6,978,999	2,368,128
#*	Asia Plastic Recycling Holding, Ltd.	1,037,182	296,587
#	Asia Polymer Corp.	1,667,193	1,118,996
#	Asia Tech Image, Inc.	245,000	480,949
	Asia Vital Components Co., Ltd.	1,358,058	3,184,921
	ASPEED Technology, Inc.	48,599	3,444,313
#	ASROCK, Inc.	215,000	1,086,997
	ATE Energy International Co., Ltd.	9,000	10,185
	Aten International Co., Ltd.	423,479	1,268,309
#	Audix Corp.	322,600	518,080
#	AURAS Technology Co., Ltd.	345,148	2,595,815
	Aurona Industries, Inc.	319,000	194,417
	Aurora Corp.	335,349	1,028,314
#	Avalue Technology, Inc.	222,000	408,343
	Avita Corp.	13,000	40,090
	AVY Precision Technology, Inc.	567,841	514,387
#	Awea Mechantronic Co., Ltd.	158,210	177,448
#	Axiomtek Co., Ltd.	282,000	516,310
#*	Azurewave Technologies, Inc.	457,000	432,161
	Bank of Kaohsiung Co., Ltd.	2,629,944	899,803
#	Baolong International Co., Ltd.	362,000	194,293

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Basso Industry Corp.	565,900	$847,815
#	BenQ Materials Corp.	857,000	892,833
	BES Engineering Corp.	6,490,750	1,927,860
#	Bin Chuan Enterprise Co., Ltd.	409,070	397,926
#	Bionet Corp.	132,000	169,649
	Bionime Corp.	146,000	326,613
#*	Biostar Microtech International Corp.	871,975	485,019
#	Bioteque Corp.	288,308	1,285,641
#	Bizlink Holding, Inc.	577,492	6,374,382
	Bon Fame Co., Ltd.	71,000	102,368
	Bora Pharmaceuticals Co., Ltd.	18,200	117,020
	Bright Led Electronics Corp.	450,520	242,621
#	Brighton-Best International Taiwan, Inc.	1,504,318	1,373,202
	Brogent Technologies, Inc.	32,000	113,717
#	Browave Corp.	197,000	331,400
#	C Sun Manufacturing, Ltd.	661,221	944,538
*	Cameo Communications, Inc.	1,040,818	303,742
	Capital Futures Corp.	468,895	623,138
	Capital Securities Corp.	7,866,501	3,755,357
#	Career Technology MFG. Co., Ltd.	1,941,459	2,241,890
#	Carnival Industrial Corp.	585,353	220,408
	Cathay Chemical Works	30,000	19,847
	Cathay Real Estate Development Co., Ltd.	2,724,700	1,814,862
#	Cayman Engley Industrial Co., Ltd.	214,099	807,312
#	CCP Contact Probes Co., Ltd.	137,000	169,439
#	Celxpert Energy Corp.	366,000	633,007
#	Center Laboratories, Inc.	1,577,219	3,369,257
#	Central Reinsurance Co., Ltd.	565,380	427,939
#*	Chain Chon Industrial Co., Ltd.	674,000	412,562
	ChainQui Construction Development Co., Ltd.	486,080	288,623
*	Champion Building Materials Co., Ltd.	1,276,851	350,680
#	Chang Wah Electromaterials, Inc.	1,461,350	1,563,726
#	Chang Wah Technology Co., Ltd.	494,170	1,087,996
#	Channel Well Technology Co., Ltd.	889,000	1,345,244
#	Chant Sincere Co., Ltd.	249,000	355,912
	Charoen Pokphand Enterprise	817,985	2,065,725
#	Chaun-Choung Technology Corp.	148,000	1,120,994
#	CHC Healthcare Group	479,000	595,137
#	CHC Resources Corp.	378,282	601,720
#	Chen Full International Co., Ltd.	453,000	622,365
#	Chenbro Micom Co., Ltd.	297,000	826,775
#	Cheng Loong Corp.	3,625,383	3,717,120
#*	Cheng Mei Materials Technology Corp.	2,836,900	1,118,624
	Cheng Uei Precision Industry Co., Ltd.	1,727,331	2,757,512
#	Chenming Electronic Technology Corp.	399,437	189,646
#	Chia Chang Co., Ltd.	509,000	661,504
#	Chia Hsin Cement Corp.	2,203,121	1,296,506
#	Chian Hsing Forging Industrial Co., Ltd.	162,000	279,238
	Chicony Power Technology Co., Ltd.	659,454	1,645,898
#	Chieftek Precision Co., Ltd.	271,225	1,084,259
	Chien Kuo Construction Co., Ltd.	738,249	319,747
#	Chilisin Electronics Corp.	1,036,380	3,725,346
#	Chime Ball Technology Co., Ltd.	134,840	146,059
*	China Airlines, Ltd.	6,744,000	2,641,019
	China Bills Finance Corp.	4,598,000	2,402,590
	China Chemical & Pharmaceutical Co., Ltd.	1,115,000	866,829
	China Ecotek Corp.	181,000	212,212
	China Electric Manufacturing Corp.	1,093,959	487,317
#	China Fineblanking Technology Co., Ltd.	177,119	283,743

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China General Plastics Corp.	1,874,820	$1,537,135
#	China Glaze Co., Ltd.	310,002	115,517
*	China Man-Made Fiber Corp.	5,942,799	1,758,255
	China Metal Products	1,353,603	1,437,400
*	China Motor Corp.	1,070,600	1,772,166
#	China Petrochemical Development Corp.	14,480,150	4,774,067
#	China Steel Chemical Corp.	766,554	2,758,685
#	China Steel Structure Co., Ltd.	454,000	460,725
#	China Wire & Cable Co., Ltd.	409,160	374,955
#	Chinese Maritime Transport, Ltd.	383,594	406,133
#	Ching Feng Home Fashions Co., Ltd.	627,409	580,983
#	Chin-Poon Industrial Co., Ltd.	1,846,207	2,161,138
	Chipbond Technology Corp.	3,091,000	7,606,239
	ChipMOS Techinologies, Inc.	2,805,076	3,363,967
	ChipMOS Technologies, Inc., ADR	3,576	86,588
#	Chlitina Holding, Ltd.	236,000	1,749,678
#	Chong Hong Construction Co., Ltd.	876,666	2,470,589
	Chun YU Works & Co., Ltd.	750,000	467,232
#	Chun Yuan Steel Industry Co., Ltd.	2,121,529	884,995
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,515,375	2,586,274
#*	Chung Hung Steel Corp.	4,053,979	1,960,416
	Chung Hwa Food Industrial Co., Ltd.	106,850	364,569
#*	Chung Hwa Pulp Corp.	2,050,405	725,870
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	139,000	264,656
	Chunghwa Precision Test Tech Co., Ltd.	9,000	283,820
	Chyang Sheng Dyeing & Finishing Co., Ltd.	509,000	226,749
#	Cleanaway Co., Ltd.	416,000	2,360,865
	Clevo Co.	2,472,200	2,582,808
#	CMC Magnetics Corp.	5,474,498	1,604,208
#	CoAsia Electronics Corp.	526,724	232,668
	Collins Co., Ltd.	562,431	315,182
#	Compucase Enterprise	310,000	433,895
	Concord Securities Co., Ltd.	2,403,796	1,131,192
#	Concraft Holding Co., Ltd.	362,841	971,849
#	Continental Holdings Corp.	1,869,320	1,268,553
#	Contrel Technology Co., Ltd.	567,000	301,569
#	Coremax Corp.	352,666	749,336
	Coretronic Corp.	1,955,200	2,687,898
	Co-Tech Development Corp.	926,533	1,703,688
#	Cowealth Medical Holding Co., Ltd.	195,972	208,520
#*	Coxon Precise Industrial Co., Ltd.	328,000	152,706
	Creative Sensor, Inc.	433,000	290,308
#*	CSBC Corp. Taiwan	1,135,676	972,718
	CTCI Corp.	2,834,000	3,537,012
#	C-Tech United Corp.	151,971	117,767
#	Cub Elecparts, Inc.	318,297	2,057,939
#	CviLux Corp.	312,040	364,087
	Cyberlink Corp.	258,697	948,043
	CyberPower Systems, Inc.	242,000	685,966
#	CyberTAN Technology, Inc.	1,593,779	998,246
#	Cypress Technology Co., Ltd.	217,489	396,515
#	DA CIN Construction Co., Ltd.	1,226,711	1,082,476
	Dadi Early-Childhood Education Group, Ltd.	131,357	713,591
	Dafeng TV, Ltd.	359,870	542,540
#	Da-Li Development Co., Ltd.	1,395,831	1,428,879
*	Danen Technology Corp.	496,421	247,393
	Darfon Electronics Corp.	994,550	1,451,878
#*	Darwin Precisions Corp.	1,967,635	859,360
#	Davicom Semiconductor, Inc.	401,888	361,681

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Daxin Materials Corp.	248,200	$729,823
#	De Licacy Industrial Co., Ltd.	1,396,511	851,622
#	Delpha Construction Co., Ltd.	594,346	285,047
	Depo Auto Parts Ind Co., Ltd.	481,000	1,000,320
	Der Pao Construction Co., Ltd.	902,078	0
#	Dimerco Data System Corp.	220,000	446,777
#	Dimerco Express Corp.	497,000	1,043,164
#*	D-Link Corp.	2,634,668	2,270,310
	Donpon Precision, Inc.	104,000	52,883
	Draytek Corp.	307,000	273,634
#	Dyaco International, Inc.	142,813	501,202
	DYNACOLOR, Inc.	129,000	133,460
*	Dynamic Electronics Co., Ltd.	1,175,708	802,626
	Dynapack International Technology Corp.	637,000	2,036,844
	E Ink Holdings, Inc.	3,842,000	6,700,316
	Eastern Media International Corp.	1,891,511	1,076,419
	ECOVE Environment Corp.	138,000	1,047,368
#	Edimax Technology Co., Ltd.	721,108	306,864
#	Edison Opto Corp.	480,000	290,054
	Edom Technology Co., Ltd.	819,968	655,122
#	eGalax_eMPIA Technology, Inc.	263,131	531,275
#	Egis Technology, Inc.	317,000	1,696,862
#	Elan Microelectronics Corp.	1,306,400	7,408,910
*	E-Lead Electronic Co., Ltd.	40,942	51,523
#	E-LIFE MALL Corp.	329,000	849,887
#	Elite Advanced Laser Corp.	657,226	1,416,357
	Elite Material Co., Ltd.	392,350	2,102,742
#	Elite Semiconductor Microelectronics Technology, Inc.	1,340,200	2,786,559
#*	Elitegroup Computer Systems Co., Ltd.	1,414,254	1,271,796
	eMemory Technology, Inc.	272,000	6,637,135
#	Emerging Display Technologies Corp.	641,000	401,947
#	Ennoconn Corp.	305,485	2,826,469
*	Ennostar, Inc.	3,006,462	8,857,536
	EnTie Commercial Bank Co., Ltd.	2,292,603	1,122,026
	Eslite Spectrum Corp. (The)	62,000	163,869
#	Eson Precision Ind. Co., Ltd.	450,000	1,023,026
	Eternal Materials Co., Ltd.	4,065,985	4,820,399
#*	Etron Technology, Inc.	1,209,074	881,480
#	Eurocharm Holdings Co., Ltd.	135,000	601,030
*	Everest Textile Co., Ltd.	1,499,696	452,148
	Evergreen International Storage & Transport Corp.	2,308,000	1,284,236
	Everlight Chemical Industrial Corp.	2,107,606	1,153,718
	Everlight Electronics Co., Ltd.	1,858,000	2,748,925
#*	Everspring Industry Co., Ltd.	682,000	306,474
#	Excellence Opto, Inc.	72,000	79,981
	Excelsior Medical Co., Ltd.	458,209	892,363
	EZconn Corp.	191,800	198,173
	Far Eastern Department Stores, Ltd.	5,171,000	3,968,583
	Far Eastern International Bank	12,017,774	4,398,399
#	Faraday Technology Corp.	1,080,305	2,008,612
#	Farglory F T Z Investment Holding Co., Ltd.	528,957	495,635
	Farglory Land Development Co., Ltd.	1,224,000	2,181,983
*	Federal Corp.	1,710,238	1,016,065
#	Feedback Technology Corp.	163,200	393,686
	Feng Hsin Steel Co., Ltd.	2,174,100	4,883,428
	Firich Enterprises Co., Ltd.	181,613	178,649
#*	First Copper Technology Co., Ltd.	729,000	511,056
#	First Hi-Tec Enterprise Co., Ltd.	268,205	519,237
	First Hotel	797,350	382,698

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	First Insurance Co., Ltd. (The)	1,066,179	$483,192
#	First Steamship Co., Ltd.	2,763,612	887,384
#*	FIT Holding Co., Ltd.	485,456	445,439
#	FLEXium Interconnect, Inc.	1,458,087	6,172,033
	Flytech Technology Co., Ltd.	570,309	1,204,650
#	FOCI Fiber Optic Communications, Inc.	199,000	178,773
#	Forest Water Environment Engineering Co., Ltd.	184,133	249,321
#	Formosa Advanced Technologies Co., Ltd.	796,000	1,029,695
	Formosa International Hotels Corp.	263,329	1,206,056
#*	Formosa Laboratories, Inc.	418,089	697,944
	Formosa Oilseed Processing Co., Ltd.	222,567	258,065
	Formosa Optical Technology Co., Ltd.	160,000	333,225
	Formosan Rubber Group, Inc.	1,238,952	982,791
#	Formosan Union Chemical	1,611,733	806,218
#	Fortune Electric Co., Ltd.	555,078	847,284
	Founding Construction & Development Co., Ltd.	787,623	452,292
#	Foxsemicon Integrated Technology, Inc.	300,027	2,304,047
#	Froch Enterprise Co., Ltd.	846,189	363,309
#	FSP Technology, Inc.	617,427	921,211
#	Fulgent Sun International Holding Co., Ltd.	606,748	2,364,895
	Fullerton Technology Co., Ltd.	472,600	287,569
*	Fulltech Fiber Glass Corp.	1,683,313	793,496
#	Fusheng Precision Co., Ltd.	35,000	210,862
#	Fwusow Industry Co., Ltd.	867,138	575,280
#	G Shank Enterprise Co., Ltd.	667,281	601,698
#	Gallant Precision Machining Co., Ltd.	588,000	864,348
#	Gamania Digital Entertainment Co., Ltd.	506,000	1,146,971
#	GCS Holdings, Inc.	339,000	623,595
#	GEM Services, Inc.	273,570	655,106
#	Gemtek Technology Corp.	1,522,219	1,527,584
	General Interface Solution Holding, Ltd.	1,127,000	4,515,297
	General Plastic Industrial Co., Ltd.	312,357	300,252
#	Generalplus Technology, Inc.	289,000	415,005
#	Genesys Logic, Inc.	361,000	832,088
#	Genius Electronic Optical Co., Ltd.	188,917	3,236,793
#	Genmont Biotech, Inc.	250,000	180,029
*	GeoVision, Inc.	366,096	346,283
	Getac Technology Corp.	1,887,360	3,234,342
#	Giantplus Technology Co., Ltd.	1,132,900	472,226
	Gigabyte Technology Co., Ltd.	1,708,800	4,805,042
	Gigasolar Materials Corp.	22,880	146,624
*	Gigastorage Corp.	221,965	137,296
	Ginko International Co., Ltd.	254,750	1,184,795
	Global Brands Manufacture, Ltd.	1,290,359	1,088,288
#	Global Lighting Technologies, Inc.	363,000	1,304,043
	Global Mixed Mode Technology, Inc.	358,000	2,170,172
#	Global PMX Co., Ltd.	220,000	1,372,758
#	Global Unichip Corp.	393,000	5,526,488
	Globe Union Industrial Corp.	889,914	470,901
#	Gloria Material Technology Corp.	2,535,547	1,389,323
*	GlycoNex, Inc.	258,000	243,444
#*	Gold Circuit Electronics, Ltd.	1,666,227	3,085,894
	Golden Friends Corp.	250,600	496,721
	Goldsun Building Materials Co., Ltd.	4,137,587	3,076,912
	Good Will Instrument Co., Ltd.	298,869	245,742
#	Gourmet Master Co., Ltd.	458,000	2,076,518
#	Grand Fortune Securities Co., Ltd.	791,000	292,527
#	Grand Ocean Retail Group, Ltd.	393,000	261,744
#*	Grand Pacific Petrochemical	4,106,000	3,058,522

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Grand Plastic Technology Corp.	84,000	$1,054,336
#	GrandTech CG Systems, Inc.	238,750	354,981
#	Grape King Bio, Ltd.	543,000	3,353,930
	Great China Metal Industry	755,000	591,533
	Great Taipei Gas Co., Ltd.	1,630,000	1,893,148
	Great Tree Pharmacy Co., Ltd.	9,410	31,442
	Great Wall Enterprise Co., Ltd.	2,718,311	4,677,257
	Greatek Electronics, Inc.	1,383,000	3,130,076
*	Green Energy Technology, Inc.	1,570,850	3,366
	GTM Holdings Corp.	584,150	473,966
	Hannstar Board Corp.	2,308,954	3,398,531
#*	HannStar Display Corp.	11,620,505	5,012,824
	HannsTouch Solution, Inc.	2,314,782	793,422
#	Hanpin Electron Co., Ltd.	265,000	274,655
#*	Harvatek Corp.	706,949	422,080
	Hey Song Corp.	1,663,750	1,906,411
#	Hi-Clearance, Inc.	92,964	400,976
#	Highlight Tech Corp.	528,281	777,358
	HIM International Music, Inc.	66,710	236,317
#	Hiroca Holdings, Ltd.	285,448	634,487
#	Hitron Technology, Inc.	611,557	485,491
*	Ho Tung Chemical Corp.	3,939,684	1,287,039
#*	Hocheng Corp.	1,263,700	405,761
#	Hold-Key Electric Wire & Cable Co., Ltd.	205,908	79,290
	Holiday Entertainment Co., Ltd.	559,800	1,219,092
	Holtek Semiconductor, Inc.	913,000	2,317,695
	Holy Stone Enterprise Co., Ltd.	649,910	2,496,118
	Hong Pu Real Estate Development Co., Ltd.	877,185	668,458
#	Hong TAI Electric Industrial	1,041,000	605,098
	Hong YI Fiber Industry Co.	576,652	336,698
#	Horizon Securities Co., Ltd.	1,411,000	599,266
#	Hota Industrial Manufacturing Co., Ltd.	769,301	3,137,478
#	Hotron Precision Electronic Industrial Co., Ltd.	290,994	642,343
	Hsin Kuang Steel Co., Ltd.	1,183,443	1,437,115
#	Hsin Yung Chien Co., Ltd.	172,505	541,559
#	Hsing TA Cement Co.	488,162	320,593
#*	HTC Corp.	416,000	421,161
#	Hu Lane Associate, Inc.	314,737	1,268,132
#	HUA ENG Wire & Cable Co., Ltd.	1,532,565	584,920
	Hua Yu Lien Development Co., Ltd.	30,000	40,106
	Huaku Development Co., Ltd.	1,163,816	3,572,736
	Huang Hsiang Construction Corp.	551,800	688,294
#	Hung Ching Development & Construction Co., Ltd.	644,000	422,419
	Hung Sheng Construction, Ltd.	2,038,251	1,309,758
	Huxen Corp.	131,244	233,746
*	Hwa Fong Rubber Industrial Co., Ltd.	1,080,890	441,396
	Hwacom Systems, Inc.	442,000	235,272
#	Ibase Technology, Inc.	837,206	1,048,372
	IBF Financial Holdings Co., Ltd.	10,453,976	4,697,411
	Ichia Technologies, Inc.	1,277,000	737,215
#*	I-Chiun Precision Industry Co., Ltd.	818,313	497,042
	IEI Integration Corp.	557,832	1,005,588
	Infortrend Technology, Inc.	971,163	415,483
#	Info-Tek Corp.	322,000	262,437
#	Innodisk Corp.	335,543	1,966,610
#	Inpaq Technology Co., Ltd.	390,950	978,593
#	Insyde Software Corp.	114,000	363,688
#	Intai Technology Corp.	156,400	499,110
#	Integrated Service Technology, Inc.	396,326	728,603

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	IntelliEPI, Inc.	141,000	$263,264
#	International CSRC Investment Holdings Co.	3,362,363	2,769,932
	International Games System Co., Ltd.	41,000	1,129,608
#	Iron Force Industrial Co., Ltd.	207,393	548,510
	I-Sheng Electric Wire & Cable Co., Ltd.	516,000	770,693
	ITE Technology, Inc.	673,095	1,716,214
	ITEQ Corp.	999,040	4,769,081
	J Touch Corp.	11,000	0
#	Jarllytec Co., Ltd.	203,000	499,528
#	Jentech Precision Industrial Co., Ltd.	333,868	3,492,866
	Jess-Link Products Co., Ltd.	444,925	579,378
#	Jih Lin Technology Co., Ltd.	276,000	650,826
	Jih Sun Financial Holdings Co., Ltd.	9,762,586	4,191,890
#	Jinan Acetate Chemical Co., Ltd.	53,900	230,540
#	Jinli Group Holdings, Ltd.	339,681	99,847
	Johnson Health Tech Co., Ltd.	221,000	645,397
#	Jourdeness Group, Ltd.	137,000	400,453
#*	K Laser Technology, Inc.	660,000	385,915
#	Kaimei Electronic Corp.	561,229	1,967,161
#	Kaori Heat Treatment Co., Ltd.	351,197	696,500
	Kaulin Manufacturing Co., Ltd.	518,330	209,756
	KEE TAI Properties Co., Ltd.	1,854,473	648,542
	Kenda Rubber Industrial Co., Ltd.	1,763,845	2,012,053
#	Kenmec Mechanical Engineering Co., Ltd.	763,000	635,957
#	Kerry TJ Logistics Co., Ltd.	992,000	1,457,718
#	Key Ware Electronics Co., Ltd.	273,432	142,669
	Kindom Development Co., Ltd.	1,461,000	1,668,321
	King Chou Marine Technology Co., Ltd.	279,920	318,260
	King Slide Works Co., Ltd.	184,000	1,963,035
	King Yuan Electronics Co., Ltd.	5,318,979	7,007,874
	King's Town Bank Co., Ltd.	3,684,701	4,986,609
*	King's Town Construction Co., Ltd.	363,074	453,211
	Kinik Co.	520,000	1,191,223
#*	Kinko Optical Co., Ltd.	625,000	770,045
#	Kinpo Electronics	5,390,157	2,282,568
#	Kinsus Interconnect Technology Corp.	1,300,000	3,619,087
	KMC Kuei Meng International, Inc.	265,253	1,875,411
#	KNH Enterprise Co., Ltd.	589,020	643,092
#	KS Terminals, Inc.	624,482	1,176,601
	Kung Long Batteries Industrial Co., Ltd.	312,000	1,519,754
#*	Kung Sing Engineering Corp.	1,889,991	624,227
	Kuo Toong International Co., Ltd.	879,648	691,298
#	Kuoyang Construction Co., Ltd.	875,899	928,847
#*	Kwong Fong Industries Corp.	412,691	158,659
	Kwong Lung Enterprise Co., Ltd.	392,000	540,019
#	KYE Systems Corp.	967,672	354,626
	L&K Engineering Co., Ltd.	769,048	803,892
#	La Kaffa International Co., Ltd.	97,701	418,223
*	LAN FA Textile	936,933	267,723
#	Land Mark Optoelectronics Corp.	374,300	3,638,216
#	Lanner Electronics, Inc.	429,916	1,023,019
#	Laser Tek Taiwan Co., Ltd.	339,504	325,202
*	Laster Tech Corp., Ltd.	199,589	315,413
#	Leader Electronics, Inc.	262,000	123,997
*	Lealea Enterprise Co., Ltd.	3,305,892	1,330,516
	Ledlink Optics, Inc.	165,300	151,550
#	LEE CHI Enterprises Co., Ltd.	902,000	403,549
#	Lelon Electronics Corp.	317,327	768,613
#	Lemtech Holdings Co., Ltd.	93,982	479,084

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Leofoo Development Co., Ltd.	156,278	$110,958
	Li Cheng Enterprise Co., Ltd.	441,108	393,738
#*	Li Peng Enterprise Co., Ltd.	2,183,897	594,039
#	Lian HWA Food Corp.	303,153	483,498
	Lida Holdings, Ltd.	299,400	363,338
	Lien Hwa Industrial Holdings Corp.	3,067,732	4,427,025
#	Lifestyle Global Enterprise, Inc.	101,000	174,030
#*	Lingsen Precision Industries, Ltd.	1,670,506	820,487
*	Long Bon International Co., Ltd.	806,274	400,807
#	Longchen Paper & Packaging Co., Ltd.	3,825,054	2,648,294
#	Longwell Co.	565,000	1,041,219
	Lotes Co., Ltd.	273,923	5,065,467
#*	Lotus Pharmaceutical Co., Ltd.	189,000	454,086
	Lu Hai Holding Corp.	217,275	336,515
#	Lucky Cement Corp.	882,000	341,358
#	Lumax International Corp., Ltd.	405,592	941,634
	Lung Yen Life Service Corp.	822,000	1,481,683
#*	LuxNet Corp.	425,501	335,392
#	Macauto Industrial Co., Ltd.	243,000	789,756
#	Machvision, Inc.	183,398	1,703,068
#	Macroblock, Inc.	201,010	679,487
	Makalot Industrial Co., Ltd.	939,010	6,285,400
#	Marketech International Corp.	227,000	917,348
	Materials Analysis Technology, Inc.	230,041	782,133
#	Mayer Steel Pipe Corp.	630,567	418,823
	Maywufa Co., Ltd.	69,322	40,805
#	Mechema Chemicals International Corp.	245,000	519,546
	Meiloon Industrial Co.	415,730	430,630
	Mercuries & Associates Holding, Ltd.	1,835,165	1,295,604
#*	Mercuries Life Insurance Co., Ltd.	6,127,756	1,753,381
	Merry Electronics Co., Ltd.	135,216	653,321
*	Microbio Co., Ltd.	23,904	47,356
#	Mildef Crete, Inc.	238,000	424,957
#*	MIN AIK Technology Co., Ltd.	658,452	326,652
#	Mirle Automation Corp.	723,098	1,060,891
	Mitac Holdings Corp.	4,078,918	4,231,441
#	Mobiletron Electronics Co., Ltd.	304,800	716,731
#	MPI Corp.	298,000	1,139,968
	Nak Sealing Technologies Corp.	261,954	635,885
	Namchow Holdings Co., Ltd.	837,000	1,330,244
#	Nan Kang Rubber Tire Co., Ltd.	1,853,952	2,493,144
#	Nan Liu Enterprise Co., Ltd.	218,000	1,357,487
	Nan Pao Resins Chemical Co., Ltd.	10,000	54,255
#	Nan Ren Lake Leisure Amusement Co., Ltd.	713,000	256,359
#	Nang Kuang Pharmaceutical Co., Ltd.	255,000	340,267
#	Nantex Industry Co., Ltd.	1,288,606	2,634,615
#	National Aerospace Fasteners Corp.	105,000	194,313
	National Petroleum Co., Ltd.	227,824	418,715
#	Netronix, Inc.	280,000	383,323
	New Best Wire Industrial Co., Ltd.	195,600	191,065
	New Era Electronics Co., Ltd.	312,000	221,832
	Nexcom International Co., Ltd.	573,094	511,942
	Nichidenbo Corp.	825,417	1,395,132
*	Nien Hsing Textile Co., Ltd.	534,345	297,795
#	Niko Semiconductor Co., Ltd.	218,000	329,799
#	Nishoku Technology, Inc.	197,400	724,584
#	Nova Technology Corp.	53,000	255,539
#	Nuvoton Technology Corp.	861,187	1,322,930
	O-Bank Co., Ltd.	2,038,071	478,291

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Ocean Plastics Co., Ltd.	906,200	$1,046,052
	OK Biotech Co., Ltd.	182,527	163,261
*	OptoTech Corp.	1,544,804	1,384,340
#	Orient Europharma Co., Ltd.	164,000	270,453
	Orient Semiconductor Electronics, Ltd.	2,066,599	1,084,264
#	Oriental Union Chemical Corp.	2,776,267	1,776,873
#	O-TA Precision Industry Co., Ltd.	282,227	624,612
#*	Pacific Construction Co.	1,435,921	469,774
#	Pacific Hospital Supply Co., Ltd.	310,209	728,962
#	Paiho Shih Holdings Corp.	565,365	536,403
#	Pan Jit International, Inc.	1,219,486	2,192,821
#	Pan-International Industrial Corp.	1,777,747	2,620,074
#	Panion & BF Biotech, Inc.	186,000	490,821
*	Paragon Technologies Co., Ltd.	313,246	328,684
#	Parpro Corp.	233,000	193,573
#	PChome Online, Inc.	223,000	686,183
#	PCL Technologies, Inc.	268,810	992,120
#	P-Duke Technology Co., Ltd.	223,950	532,538
*	Pharmally International Holding Co., Ltd.	441,605	669,445
#*	Phihong Technology Co., Ltd.	1,535,401	901,062
	Phoenix Tours International, Inc.	264,481	279,240
#	Pixart Imaging, Inc.	584,150	3,862,863
	Planet Technology Corp.	184,000	402,703
#	Plastron Precision Co., Ltd.	523,460	234,640
#	Plotech Co., Ltd.	434,000	428,058
#	Polytronics Technology Corp.	314,127	1,112,455
	Posiflex Technology, Inc.	99,457	273,945
#	Power Wind Health Industry, Inc.	182,203	885,271
	Poya International Co., Ltd.	127,098	2,626,186
#	President Securities Corp.	4,868,994	3,467,868
#	Primax Electronics, Ltd.	1,886,000	3,738,980
	Prince Housing & Development Corp.	5,216,644	2,001,178
*	Princeton Technology Corp.	786,000	445,160
	Pro Hawk Corp.	84,000	551,266
	Prodisc Technology, Inc.	1,707,199	0
#	Promate Electronic Co., Ltd.	746,000	920,729
#	Prosperity Dielectrics Co., Ltd.	508,559	1,088,475
	Qisda Corp.	4,891,900	4,992,653
	QST International Corp.	298,000	724,883
	Qualipoly Chemical Corp.	385,048	420,627
#	Quang Viet Enterprise Co., Ltd.	262,000	984,664
	Quanta Storage, Inc.	1,006,000	1,370,115
#*	Quintain Steel Co., Ltd.	992,823	362,892
	Radiant Opto-Electronics Corp.	530,000	2,171,204
	Radium Life Tech Co., Ltd.	3,191,242	1,204,322
#	Rafael Microelectronics, Inc.	108,000	529,078
	Rechi Precision Co., Ltd.	1,567,181	1,104,385
#	Rexon Industrial Corp., Ltd.	581,000	1,518,640
	Rich Development Co., Ltd.	2,653,036	892,177
#	RichWave Technology Corp.	255,900	5,120,206
*	Right WAY Industrial Co., Ltd.	119,384	41,098
*	Ritek Corp.	4,051,867	1,463,159
#*	Roo Hsing Co., Ltd.	2,037,000	697,121
*	Rotam Global Agrosciences, Ltd.	437,268	173,279
	Ruentex Development Co., Ltd.	1,434,000	1,978,933
#	Ruentex Engineering & Construction Co.	161,000	391,056
	Ruentex Industries, Ltd.	1,646,000	4,003,408
	Samebest Co., Ltd.	15,420	26,710
	Sampo Corp.	1,570,861	1,417,213

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	San Fang Chemical Industry Co., Ltd.	805,647	$564,158
#	San Far Property, Ltd.	596,677	296,936
#	San Shing Fastech Corp.	566,875	1,006,315
	Sanitar Co., Ltd.	221,000	251,407
	Sanyang Motor Co., Ltd.	2,326,628	2,611,891
#	SCI Pharmtech, Inc.	272,395	872,664
#	Scientech Corp.	231,000	502,834
#	SDI Corp.	692,000	2,051,684
	Sea Sonic Electronics Co., Ltd.	45,000	126,056
#	Senao International Co., Ltd.	398,541	435,380
#	Senao Networks, Inc.	127,000	457,325
	Sercomm Corp.	1,048,000	2,744,001
#	Sesoda Corp.	792,370	614,760
	Shane Global Holding, Inc.	6,000	16,873
	Shan-Loong Transportation Co., Ltd.	348,000	386,853
#*	Sharehope Medicine Co., Ltd.	421,445	474,131
	Sheng Yu Steel Co., Ltd.	554,980	395,598
#	ShenMao Technology, Inc.	370,891	380,257
	Shieh Yih Machinery Industry Co., Ltd.	166,000	66,798
	Shih Her Technologies, Inc.	189,000	329,982
*	Shih Wei Navigation Co., Ltd.	409,081	143,009
#	Shihlin Electric & Engineering Corp.	1,545,000	2,582,414
	Shin Hai Gas Corp.	1,245	2,122
	Shin Zu Shing Co., Ltd.	860,943	3,833,283
*	Shinih Enterprise Co., Ltd.	71,000	52,730
#*	Shining Building Business Co., Ltd.	2,129,814	972,584
	Shinkong Insurance Co., Ltd.	1,030,131	1,343,270
	Shinkong Synthetic Fibers Corp.	5,451,395	2,445,986
	Shinkong Textile Co., Ltd.	843,542	1,203,545
#	Shiny Chemical Industrial Co., Ltd.	352,637	1,256,534
*	Shuttle, Inc.	1,697,152	695,365
	Sigurd Microelectronics Corp.	1,848,907	3,208,142
#	Silicon Integrated Systems Corp.	3,006,302	1,663,627
	Sinbon Electronics Co., Ltd.	998,813	8,924,591
	Sincere Navigation Corp.	1,488,139	932,369
#	Single Well Industrial Corp.	79,224	84,141
#	Sinher Technology, Inc.	252,000	456,911
#	Sinmag Equipment Corp.	198,056	615,645
	Sino American Electronic Co., Ltd.	564,703	0
	Sinon Corp.	1,903,510	1,388,839
	Sinopower Semiconductor, Inc.	41,000	154,625
#	Sinphar Pharmaceutical Co., Ltd.	180,938	171,792
	Sinyi Realty Co.	1,147,660	1,119,911
	Sirtec International Co., Ltd.	406,600	378,740
	Sitronix Technology Corp.	550,879	3,147,593
	Siward Crystal Technology Co., Ltd.	745,000	593,149
	Soft-World International Corp.	319,000	1,121,920
#	Solar Applied Materials Technology Co.	2,109,374	3,277,427
#	Solomon Technology Corp.	544,000	340,912
#	Solteam, Inc.	325,034	788,499
#	Sonix Technology Co., Ltd.	700,000	1,646,166
	Southeast Cement Co., Ltd.	768,700	471,266
#	Speed Tech Corp.	435,000	1,341,511
#	Spirox Corp.	343,824	356,498
#	Sporton International, Inc.	328,192	3,024,838
#	St Shine Optical Co., Ltd.	246,000	2,326,925
	Standard Chemical & Pharmaceutical Co., Ltd.	400,571	508,818
#	Stark Technology, Inc.	458,688	1,087,903
*	Sun Yad Construction Co., Ltd.	210,000	87,557

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sunko INK Co., Ltd.	744,000	$267,019
#	SunMax Biotechnology Co., Ltd.	89,000	264,261
	Sunny Friend Environmental Technology Co., Ltd.	304,000	2,358,417
#	Sunonwealth Electric Machine Industry Co., Ltd.	919,487	1,713,472
#	Sunplus Technology Co., Ltd.	2,342,000	2,096,345
#	Sunrex Technology Corp.	391,612	927,946
	Sunspring Metal Corp.	352,000	277,710
	Sunty Development Co., Ltd.	42,000	20,734
	Supreme Electronics Co., Ltd.	1,773,508	2,203,165
#	Sweeten Real Estate Development Co., Ltd.	788,465	603,103
#	Symtek Automation Asia Co., Ltd.	315,069	929,431
	Syncmold Enterprise Corp.	490,750	1,418,055
#	Synmosa Biopharma Corp.	785,446	667,787
	Sysage Technology Co., Ltd.	551,041	849,546
	Systex Corp.	748,388	2,240,616
#	T3EX Global Holdings Corp.	504,177	684,567
#	TA Chen Stainless Pipe	5,919,081	5,297,076
#	Ta Liang Technology Co., Ltd.	197,000	310,307
#	Ta Ya Electric Wire & Cable	2,464,318	1,580,008
	Ta Yih Industrial Co., Ltd.	128,000	241,265
#	Tah Hsin Industrial Corp.	357,220	890,970
	TAI Roun Products Co., Ltd.	201,000	82,404
#	TA-I Technology Co., Ltd.	461,788	1,285,320
#*	Tai Tung Communication Co., Ltd.	513,267	370,912
	Taichung Commercial Bank Co., Ltd.	15,662,359	5,951,200
#	TaiDoc Technology Corp.	267,470	1,709,113
	Taiflex Scientific Co., Ltd.	795,340	1,469,386
#	Taimide Tech, Inc.	518,262	870,872
#	Tainan Enterprises Co., Ltd.	338,370	205,256
#	Tainan Spinning Co., Ltd.	5,286,044	2,374,626
#	Tai-Saw Technology Co., Ltd.	235,120	165,554
#	TaiSol Electronics Co., Ltd.	63,000	126,597
#	Taisun Enterprise Co., Ltd.	1,056,648	1,001,432
#	Taita Chemical Co., Ltd.	1,001,497	1,059,942
#*	Taiwan Chinsan Electronic Industrial Co., Ltd.	443,673	672,595
	Taiwan Cogeneration Corp.	1,908,566	2,464,105
	Taiwan Fertilizer Co., Ltd.	532,000	954,281
	Taiwan Fire & Marine Insurance Co., Ltd.	1,093,338	780,941
	Taiwan FU Hsing Industrial Co., Ltd.	755,000	1,173,299
*	Taiwan Glass Industry Corp.	736,000	418,024
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,260,468	2,553,799
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	832,120	710,132
	Taiwan Kolin Co., Ltd.	1,356,000	0
*	Taiwan Land Development Corp.	3,349,991	824,261
#	Taiwan Line Tek Electronic	144,185	140,861
#	Taiwan Mask Corp.	197,000	272,252
	Taiwan Navigation Co., Ltd.	934,777	596,979
	Taiwan Optical Platform Co., Ltd.	9,738	37,207
	Taiwan Paiho, Ltd.	1,191,287	3,291,291
	Taiwan PCB Techvest Co., Ltd.	1,213,238	1,942,698
#	Taiwan Sakura Corp.	930,803	1,656,183
	Taiwan Sanyo Electric Co., Ltd.	417,400	505,678
	Taiwan Secom Co., Ltd.	196,000	604,490
#	Taiwan Semiconductor Co., Ltd.	1,037,000	1,961,548
#	Taiwan Shin Kong Security Co., Ltd.	1,593,577	2,084,485
	Taiwan Steel Union Co., Ltd.	18,000	44,084
	Taiwan Styrene Monomer	2,435,209	1,407,154
#	Taiwan Surface Mounting Technology Corp.	1,187,388	5,259,193
#	Taiwan Taxi Co., Ltd.	73,227	199,872

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Taiwan TEA Corp.	2,887,897	$1,701,377
#	Taiwan Union Technology Corp.	1,154,000	4,518,799
	Taiyen Biotech Co., Ltd.	461,883	528,742
#*	Tatung Co., Ltd.	3,982,015	3,585,149
	Tayih Lun An Co., Ltd.	242,890	171,273
	TCI Co., Ltd.	454,746	3,277,906
	Te Chang Construction Co., Ltd.	285,206	301,800
	Tehmag Foods Corp.	118,800	1,042,704
	Ten Ren Tea Co., Ltd.	164,980	200,681
	Tera Autotech Corp.	91,885	74,174
	Test Research, Inc.	784,820	1,554,310
	Test-Rite International Co., Ltd.	1,331,495	1,139,796
#*	Tex-Ray Industrial Co., Ltd.	311,000	195,471
#	Thinking Electronic Industrial Co., Ltd.	341,204	2,125,048
	Thye Ming Industrial Co., Ltd.	673,669	706,445
*	Ton Yi Industrial Corp.	3,453,644	1,256,417
#	Tong Hsing Electronic Industries, Ltd.	269,976	2,013,315
#	Tong Yang Industry Co., Ltd.	1,786,741	2,282,494
	Tong-Tai Machine & Tool Co., Ltd.	939,892	485,923
#	TOPBI International Holdings, Ltd.	466,098	211,627
#	Topco Scientific Co., Ltd.	760,087	3,209,346
#	Topco Technologies Corp.	226,720	539,686
	Topkey Corp.	284,000	1,422,726
#	Topoint Technology Co., Ltd.	633,898	602,373
#	Toung Loong Textile Manufacturing	396,000	371,276
#*	TPK Holding Co., Ltd.	1,629,000	2,468,300
	Trade-Van Information Services Co.	255,000	421,644
	Transart Graphics Co., Ltd.	18,000	44,904
	Transcend Information, Inc.	938,000	2,062,326
#	Tsang Yow Industrial Co., Ltd.	270,000	264,290
	Tsann Kuen Enterprise Co., Ltd.	357,686	250,548
#	TSC Auto ID Technology Co., Ltd.	125,470	840,907
	TSRC Corp.	2,743,200	1,957,212
	Ttet Union Corp.	202,000	919,211
#	TTFB Co., Ltd.	46,000	362,266
#	TTY Biopharm Co., Ltd.	1,066,979	2,331,069
#	Tung Ho Steel Enterprise Corp.	3,274,000	3,666,229
#	TURVO International Co., Ltd.	288,922	896,977
	TXC Corp.	1,404,053	4,178,448
	TYC Brother Industrial Co., Ltd.	921,980	752,576
*	Tycoons Group Enterprise	2,036,767	452,035
#	Tyntek Corp.	1,307,039	845,222
#	UDE Corp.	311,000	322,599
#	Ultra Chip, Inc.	359,786	560,668
	U-Ming Marine Transport Corp.	2,042,000	2,275,401
	Union Bank Of Taiwan	8,856,122	3,256,640
	Union Insurance Co., Ltd.	32,743	22,957
#	Unitech Computer Co., Ltd.	432,804	390,571
#	Unitech Printed Circuit Board Corp.	2,777,937	1,972,564
	United Integrated Services Co., Ltd.	719,951	6,133,865
	United Orthopedic Corp.	337,935	384,713
#	United Radiant Technology	474,000	249,680
*	United Renewable Energy Co., Ltd.	3,197,108	1,341,591
	Unity Opto Technology Co., Ltd.	2,760,500	76,153
	Univacco Technology, Inc.	32,000	24,968
	Universal Cement Corp.	1,977,433	1,444,850
#	Universal Microwave Technology, Inc.	242,534	604,140
#*	Unizyx Holding Corp.	1,255,430	1,585,735
	UPC Technology Corp.	3,695,124	1,954,703

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Userjoy Technology Co., Ltd.	186,274	$608,310
	USI Corp.	3,417,156	2,448,925
#*	Usun Technology Co., Ltd.	264,200	350,762
#	Utechzone Co., Ltd.	260,000	499,076
#	Ve Wong Corp.	607,696	768,406
#	VHQ Media Holdings, Ltd.	90,000	113,613
#*	Victory New Materials, Ltd. Co.	706,832	255,991
#	Visual Photonics Epitaxy Co., Ltd.	726,772	2,717,764
#	Vivotek, Inc.	154,704	466,497
#	Wafer Works Corp.	2,301,548	3,264,297
#*	Waffer Technology Corp.	534,000	394,519
#	Wah Hong Industrial Corp.	144,021	163,598
	Wah Lee Industrial Corp.	790,000	2,116,235
	Walsin Lihwa Corp.	2,541,000	1,490,944
#*	Walton Advanced Engineering, Inc.	1,328,197	601,546
	WAN HWA Enterprise Co.	460,238	193,031
#*	Ways Technical Corp., Ltd.	189,000	146,101
*	We & Win Development Co., Ltd.	161,000	50,392
*	We&Win Diversification Co., Ltd.	95,000	43,348
	Wei Chuan Foods Corp.	1,595,000	1,143,616
	Wei Mon Industry Co., Ltd.	3,075,282	0
#	Weikeng Industrial Co., Ltd.	1,510,459	977,602
	Well Shin Technology Co., Ltd.	334,000	602,972
#*	Wha Yu Industrial Co., Ltd.	301,000	196,198
#	Wholetech System Hitech, Ltd.	207,000	212,333
	Winmate, Inc.	157,000	400,290
#	Winstek Semiconductor Co., Ltd.	295,000	293,255
	Wintek Corp.	5,447,000	66,739
#	Wisdom Marine Lines Co., Ltd.	1,973,241	1,683,037
	Wistron NeWeb Corp.	1,382,155	3,732,868
	Wowprime Corp.	334,000	1,358,774
	WT Microelectronics Co., Ltd.	1,650,450	2,390,140
	WUS Printed Circuit Co., Ltd.	726,737	771,376
#	XAC Automation Corp.	368,000	327,694
*	XinTec, Inc.	108,000	708,380
#	X-Legend Entertainment Co., Ltd.	106,000	271,600
	XPEC Entertainment, Inc.	192,135	0
#	Xxentria Technology Materials Corp.	577,207	1,184,112
*	Yang Ming Marine Transport Corp.	5,215,981	3,672,617
	YC INOX Co., Ltd.	1,782,609	1,589,185
#	YCC Parts Manufacturing Co., Ltd.	181,000	259,797
*	Yea Shin International Development Co., Ltd.	814,076	482,612
#	Yem Chio Co., Ltd.	1,890,673	946,522
#	Yeong Guan Energy Technology Group Co., Ltd.	392,987	1,087,080
	YFC-Boneagle Electric Co., Ltd.	446,000	386,658
#	YFY, Inc.	5,206,212	4,346,889
#	Yi Jinn Industrial Co., Ltd.	786,284	395,364
#*	Yieh Phui Enterprise Co., Ltd.	4,905,049	1,983,411
	Yonyu Plastics Co., Ltd.	307,600	350,070
#	Young Fast Optoelectronics Co., Ltd.	454,872	518,316
#*	Young Optics, Inc.	143,000	276,799
	Youngtek Electronics Corp.	544,666	1,192,782
#	Yuanta Futures Co., Ltd.	375,827	692,576
	Yulon Finance Corp.	796,320	2,837,788
*	Yulon Motor Co., Ltd.	1,827,056	2,659,514
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	290,869	727,590
#	Yungshin Construction & Development Co., Ltd.	473,000	667,746
	YungShin Global Holding Corp.	897,015	1,377,971
	Yungtay Engineering Co., Ltd.	17,000	34,121

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yusin Holding Corp.	6,721	$15,114
	Zeng Hsing Industrial Co., Ltd.	266,107	1,333,978
#	Zenitron Corp.	813,000	641,466
#	Zero One Technology Co., Ltd.	537,000	721,470
	Zhong Yang Technology Co., Ltd.	7,000	14,701
#*	Zig Sheng Industrial Co., Ltd.	1,845,732	583,462
#*	Zinwell Corp.	1,387,586	859,724
#	Zippy Technology Corp.	545,948	627,412
#	ZongTai Real Estate Development Co., Ltd.	715,849	970,466
TOTAL TAIWAN			942,305,267
THAILAND — (3.3%)
*	AAPICO Hitech PCL	82,700	54,710
*	AAPICO Hitech PCL	966,439	639,342
	Advanced Information Technology PCL, Class F	813,100	491,718
	AEON Thana Sinsap Thailand PCL	411,400	2,762,827
	After You PCL	1,402,800	468,694
	AJ Plast PCL	406,188	253,783
	Allianz Ayudhya Capital PCL	195,200	215,222
*	Alucon PCL	2,200	12,386
	Amanah Leasing PCL	1,161,500	155,229
	Amata Corp. PCL	4,431,710	2,517,176
	Amata VN PCL, Class F	28,100	5,586
	Ananda Development PCL	8,417,300	545,592
	AP Thailand PCL	11,720,416	2,839,058
*	Asia Aviation PCL	14,319,600	1,186,522
	Asia Plus Group Holdings PCL	9,712,100	707,397
	Asia Sermkij Leasing PCL	1,030,800	754,244
	Asian Insulators PCL	7,866,700	604,524
	Bangchak Corp. PCL	4,864,500	3,916,955
	Bangkok Airways PCL	4,407,500	986,644
*	Bangkok Aviation Fuel Services PCL	1,128,546	893,636
	Bangkok Chain Hospital PCL	5,905,437	2,860,970
	Bangkok Insurance PCL	195,981	1,748,310
	Bangkok Land PCL	73,275,270	2,521,668
*	Bangkok Life Assurance PCL	1,095,400	860,070
*	Bangkok Ranch PCL	2,776,000	207,759
	Bangkok Rubber Pub Co.	14,600	0
	Banpu PCL	12,020,900	4,176,992
	Banpu Power PCL	1,249,000	713,595
*	BEC World PCL	4,005,248	1,057,182
*	Better World Green PCL	14,328,300	248,938
	BG Container Glass PCL	455,200	162,734
	Brooker Group PCL (The)	1,909,700	26,160
	Cal-Comp Electronics Thailand PCL, Class F	12,138,844	957,156
	Central Paper Industry PCL	20	0
*	Central Plaza Hotel PCL	2,433,200	2,008,020
*	CH Karnchang PCL	5,614,200	2,888,696
	Charoong Thai Wire & Cable PCL, Class F	807,700	197,000
	Chularat Hospital PCL, Class F	24,489,000	2,127,344
	CIMB Thai Bank PCL	8,597,100	175,217
	Com7 PCL, Class F	2,432,900	3,515,634
	Communication & System Solution PCL	865,600	72,880
*	Country Group Development PCL	20,776,400	416,500
*	Country Group Holdings PCL	8,567,500	197,513
	Demco PCL	260,300	29,396
	Dhipaya Insurance PCL	2,523,300	2,297,358
	Diamond Building Products PCL	58,000	11,336
	Do Day Dream PCL	340,400	214,954

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Dusit Thani PCL	114,500	$28,692
	Dynasty Ceramic PCL	18,176,580	1,408,943
	Eastern Polymer Group PCL, Class F	4,480,900	1,280,043
	Eastern Power Group PCL	1,792,508	299,450
	Eastern Water Resources Development and Management PCL, Class F	3,238,900	990,175
*	Ekachai Medical Care PCL	927,600	156,511
	Erawan Group PCL (The)	7,716,370	907,505
*	Esso Thailand PCL	5,198,000	1,450,160
	Forth Corp. PCL	1,581,400	324,945
	Forth Smart Service PCL	1,398,000	322,292
	Fortune Parts Industry PCL, Class F	179,100	9,514
	GFPT PCL	2,727,500	1,166,455
	Global Green Chemicals PCL, Class F	1,705,900	555,714
	GMM Grammy PCL	154,160	46,871
*	Grande Asset Hotels & Property PCL	1,507,800	28,211
*	Group Lease PCL	1,644,700	65,942
	Gunkul Engineering PCL	20,209,780	1,742,106
	Haad Thip PCL	362,400	420,762
	Hana Microelectronics PCL	2,731,796	4,905,915
	Humanica PCL	41,600	15,567
*	ICC International PCL	204,600	203,370
	Ichitan Group PCL	2,558,400	1,025,753
*	Interlink Communication PCL	798,400	126,442
	IRPC PCL	2,328,900	264,559
*	Italian-Thai Development PCL	20,607,827	716,075
	ITV PCL	2,785,600	0
	Jasmine International PCL	8,204,700	827,871
	Jubilee Enterprise PCL	272,500	219,420
	JWD Infologistics PCL	415,000	114,392
	Kang Yong Electric PCL	6,000	72,569
	Karmarts PCL	3,328,600	460,421
	KCE Electronics PCL	3,813,100	7,007,033
	KGI Securities Thailand PCL	6,756,900	939,148
	Khon Kaen Sugar Industry PCL	9,441,037	870,607
	Khonburi Sugar PCL	138,500	14,345
	Kiatnakin Phatra Bank PCL	1,052,700	1,952,050
	Lalin Property PCL	194,800	49,790
	Lam Soon Thailand PCL	1,293,100	203,924
	Lanna Resources PCL	672,250	166,209
	Lee Feed Mill PCL	67,000	5,283
	LH Financial Group PCL	43,445,439	1,495,115
*	Loxley PCL	7,342,076	456,273
	LPN Development PCL	6,913,302	1,104,096
	Major Cineplex Group PCL	19,300	11,736
	MBK PCL	5,454,600	2,205,167
*	MCOT PCL	1,443,200	189,984
	MCS Steel PCL	1,704,000	842,606
	Mega Lifesciences PCL	1,725,100	2,334,332
	Millcon Steel PCL	3,497,033	105,156
	MK Restaurants Group PCL	68,900	115,102
	Modernform Group PCL	2,003,800	204,866
*	Mono Next P.C.L., Class F	5,890,700	436,931
	Muang Thai Insurance PCL	61,288	173,544
	Namyong Terminal PCL	2,255,700	265,288
*	Nava Nakorn PCL	1,852,800	147,333
*	Nawarat Patanakarn PCL	2,154,200	41,745
	Netbay PCL	542,000	449,101
	Noble Development PCL	1,682,100	399,028
	Northeast Rubber PCL	141,900	21,524

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Nusasiri PCL	2,408,400	$22,531
	Origin Property PCL, Class F	4,448,150	1,114,638
	PCS Machine Group Holding PCL	1,569,100	240,110
	Plan B Media Pcl, Class F	9,330,200	1,963,924
	Platinum Group PCL (The), Class F	3,236,300	276,810
	Polyplex Thailand PCL	1,365,850	1,072,418
	Power Solution Technologies PCL, Class F	8,101,420	476,395
*	Precious Shipping PCL	3,198,050	769,327
	Premier Marketing PCL	1,869,500	540,300
	Prima Marine PCL	4,033,200	1,010,658
*	Principal Capital PCL	1,537,400	204,439
	Property Perfect PCL	42,787,930	557,544
	Pruksa Holding PCL	3,925,500	1,613,219
	PTG Energy PCL	3,978,600	2,286,399
	Pylon PCL	1,829,000	234,660
	Quality Houses PCL	40,683,626	3,180,745
*	Raimon Land PCL	10,327,500	210,484
	Rajthanee Hospital PCL	831,000	683,014
	Ratchthani Leasing PCL	10,394,155	1,382,183
*	Regional Container Lines PCL	1,703,300	1,047,134
	Rojana Industrial Park PCL	4,931,554	701,918
	RS PCL	2,017,800	1,550,598
	S 11 Group PCL	1,380,900	334,498
	Sabina PCL	1,033,800	673,542
	Saha Pathana Inter-Holding PCL	699,100	1,483,223
*	Sahakol Equipment PCL	2,553,800	175,771
	Sahamitr Pressure Container PCL	676,000	246,188
	Saha-Union PCL	855,100	957,095
	Samart Corp. PCL	3,301,200	711,418
	Samart Telcoms PCL	850,900	152,099
	Sansiri PCL	63,342,410	1,777,736
	Sappe PCL	511,100	360,314
	SC Asset Corp. PCL	10,119,915	919,685
	SEAFCO PCL	2,921,502	437,298
	Sena Development PCL	2,703,433	312,525
	Sermsang Power Corp. Co., Ltd.	1,133,800	553,073
	Siam City Cement PCL	29,054	132,019
	Siam Future Development PCL	6,874,347	1,070,313
	Siam Wellness Group PCL, Class F	2,219,800	541,415
	Siamgas & Petrochemicals PCL	4,395,200	1,556,603
	Singha Estate PCL	20,561,054	1,112,894
	Sino-Thai Engineering & Construction PCL	5,649,000	2,227,137
	SISB PCL	39,100	11,627
	SNC Former PCL	626,400	257,425
	Somboon Advance Technology PCL	1,671,837	910,489
	Southern Concrete Pile PCL	115,700	23,774
	SPCG PCL	2,474,000	1,611,861
	Sri Trang Agro-Industry PCL	4,514,408	4,524,966
	Srisawad Finance PCL	414,300	397,966
*	Srithai Superware PCL	8,442,800	174,893
	Srivichai Vejvivat PCL	688,600	166,801
	Star Petroleum Refining PCL	9,668,600	2,875,060
	STP & I PCL	5,356,064	637,073
	Supalai PCL	6,693,491	4,472,764
*	Super Energy Corp. PCL	80,950,400	2,650,564
	Susco PCL	3,197,800	311,980
	SVI PCL	1,693,800	297,108
	Synnex Thailand PCL	106,040	63,064
	Syntec Construction PCL	5,495,000	264,377

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TAC Consumer PCL, Class F	1,991,500	$459,116
	Taokaenoi Food & Marketing PCL, Class F	2,245,080	795,117
	Thai Agro Energy PCL	1,648,100	126,650
*	Thai Airways International PCL	933,800	104,206
	Thai Nakarin Hospital PCL	338,300	356,046
	Thai Rayon PCL	40,200	37,944
	Thai Reinsurance P.C.L.	12,060,000	612,469
	Thai Solar Energy PCL, Class F	4,090,574	333,478
	Thai Stanley Electric PCL, Class F	181,800	1,087,277
	Thai Vegetable Oil PCL	2,325,375	2,544,471
*	Thai Wacoal PCL	78,000	117,274
	Thai Wah PCL, Class F	2,717,500	430,369
	Thaicom PCL	3,432,800	1,101,065
	Thaifoods Group PCL	4,336,400	775,133
	Thaire Life Assurance PCL	331,700	36,129
	Thanachart Capital PCL	622,100	670,322
	Thitikorn PCL	831,800	220,943
	Thoresen Thai Agencies PCL	8,334,654	1,573,364
	Tipco Asphalt PCL	3,567,000	2,371,644
	TIPCO Foods PCL	1,333,782	338,682
	TKS Technologies PCL	681,450	151,408
*	TMT Steel PCL	1,411,000	325,289
	TPC Power Holdings Co., Ltd.	1,363,900	533,165
	TPI Polene PCL	42,154,700	2,309,847
	TPI Polene Power PCL	13,016,100	1,896,097
	TQM Corp. PCL	202,900	813,498
*	TTCL PCL	241,240	47,958
	TTW PCL	3,098,200	1,262,881
*	U City PCL, Class F	16,368,114	738,288
	UAC Global PCL	353,200	47,912
	Union Auction PCL	1,214,200	442,191
	Unique Engineering & Construction PCL	3,464,170	525,470
	United Paper PCL	1,575,700	1,042,394
	Univanich Palm Oil PCL	2,378,600	425,176
	Univentures PCL	3,118,800	368,879
*	Vanachai Group PCL	2,759,359	302,395
	Vibhavadi Medical Center PCL	475,400	27,320
	Vinythai PCL	1,174,834	1,216,834
	WHA Corp. PCL	8,084,000	815,693
	WHA Utilities and Power PCL	6,016,900	816,192
	Workpoint Entertainment PCL	1,310,140	752,904
TOTAL THAILAND			177,548,164
TURKEY — (1.7%)
*	Adese Alisveris Merkezleri Ticaret A.S.	1,099,020	429,880
*	Afyon Cimento Sanayi TAS	1,028,365	738,188
	Akcansa Cimento A.S.	118,218	298,167
	Aksa Akrilik Kimya Sanayii A.S.	911,863	1,818,438
#*	Aksa Enerji Uretim A.S.	713,373	961,633
	Aksigorta A.S.	530,269	685,629
#	Alarko Holding A.S.	778,407	1,047,716
*	Albaraka Turk Katilim Bankasi A.S.	3,412,000	976,839
	Alkim Alkali Kimya A.S.	380,444	950,851
#	Anadolu Anonim Turk Sigorta Sirketi	1,102,718	1,265,943
	Anadolu Hayat Emeklilik A.S.	402,101	569,500
	AvivaSA Emeklilik ve Hayat A.S., Class A	211,469	559,791
#	Aygaz A.S.	408,024	1,011,197
*	Bagfas Bandirma Gubre Fabrikalari A.S.	96,727	367,124
*	Bera Holding A.S.	2,757,662	7,707,865

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	458,438	$257,847
	Bizim Toptan Satis Magazalari A.S.	159,618	325,597
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	192,327	836,320
#	Borusan Yatirim ve Pazarlama A.S.	31,790	1,981,229
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	213,747	705,555
*	Cimsa Cimento Sanayi VE Ticaret A.S.	311,265	939,204
	Deva Holding A.S.	195,430	752,460
#	Dogan Sirketler Grubu Holding A.S.	5,234,304	2,773,369
#*	Dogus Otomotiv Servis ve Ticaret A.S.	146,035	663,590
	EGE Endustri VE Ticaret A.S.	6,492	1,486,945
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	780,839	852,027
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	76,729	501,073
#*	Fenerbahce Futbol A.S.	190,973	992,510
*	Global Yatirim Holding A.S.	508,575	378,879
	Goldas Kuyumculuk Sanayi Ithalat Ve B	8,540	0
*	Goodyear Lastikleri TAS	455,073	509,805
#*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	785,291	714,917
	GSD Holding A.S.	1,439,487	453,797
#*	Gubre Fabrikalari TAS	294,166	2,905,379
*	Hektas Ticaret TAS	576,987	2,127,128
*	Ihlas Holding A.S.	3,402,242	560,410
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	179,897	474,607
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	515,739	890,044
*	Is Finansal Kiralama A.S.	1,271,306	648,757
	Is Yatirim Menkul Degerler A.S., Class A	973,297	2,353,054
*	Isiklar Enerji ve Yapi Holding A.S.	3,228,421	589,976
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	750,985	587,291
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	3,992,337	3,634,746
	Kartonsan Karton Sanayi ve Ticaret A.S.	107,706	1,117,102
*	Kerevitas Gida Sanayi ve Ticaret A.S.	633,326	547,083
	Kordsa Teknik Tekstil A.S.	336,416	979,727
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	949,639	1,996,518
*	Kutahya Porselen Sanayi A.S.	7,678	49,662
*	Logo Yazilim Sanayi Ve Ticaret A.S.	85,362	1,616,441
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	202,837	1,464,729
*	Menderes Tekstil Sanayi ve Ticaret A.S.	325,597	159,085
*	Metro Ticari ve Mali Yatirimlar Holding A.S.	1,698,921	507,662
*	Migros Ticaret A.S.	363,688	2,187,226
*	MLP Saglik Hizmetleri A.S.	436,283	1,358,310
*	NET Holding A.S.	749,748	397,738
*	Netas Telekomunikasyon A.S.	164,979	662,121
	Nuh Cimento Sanayi A.S.	383,295	2,583,694
#*	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	2,342,432	1,205,341
#	Otokar Otomotiv Ve Savunma Sanayi A.S.	51,098	2,731,730
#*	Oyak Cimento Fabrikalari A.S.	1,496,960	1,673,982
*	Parsan Makina Parcalari Sanayii A.S.	60,935	236,099
#*	Pegasus Hava Tasimaciligi A.S.	178,413	1,711,856
	Polisan Holding A.S.	897,719	483,591
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	339,969	389,807
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,832,859	2,375,875
*	Sasa Polyester Sanayi A.S.	566,919	1,982,165
#*	Sekerbank Turk A.S.	2,852,943	566,582
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	513,671	893,388
	Tat Gida Sanayi A.S.	435,934	644,837
#	TAV Havalimanlari Holding A.S.	360,988	1,049,849
#	Tekfen Holding A.S.	1,083,878	2,661,645
*	Turcas Petrol A.S.	758,410	547,058
	Turk Traktor ve Ziraat Makineleri A.S.	80,475	1,929,999
#*	Turkiye Sinai Kalkinma Bankasi A.S.	6,168,858	1,523,609

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Ulker Biskuvi Sanayi A.S.	814,973	$2,512,045
*	Vestel Elektronik Sanayi ve Ticaret A.S.	361,298	1,289,446
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	635,940	1,340,370
#*	Zorlu Enerji Elektrik Uretim A.S.	2,311,132	877,503
TOTAL TURKEY			93,539,152
UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi Islamic Bank PJSC	446,429	607,739
	Agthia Group PJSC	87,339	125,773
	Air Arabia PJSC	5,216,300	1,806,615
	Amanat Holdings PJSC	2,284,917	501,067
*	Amlak Finance PJSC	1,550,731	105,889
*	Arabtec Holding PJSC	2,783,626	301,238
	Aramex PJSC	2,285,799	2,732,794
*	DAMAC Properties Dubai Co. PJSC	3,245,179	1,209,351
	Dana Gas PJSC	5,800,946	1,072,910
*	Deyaar Development PJSC	5,791,662	460,570
	Dubai Financial Market PJSC	3,527,842	1,177,790
	Dubai Investments PJSC	3,278,840	1,472,884
*	DXB Entertainments PJSC	6,668,065	149,817
*	Emaar Development PJSC	985,845	786,641
*	Eshraq Investments PJSC	2,052,943	175,485
*	Gulf Navigation Holding PJSC	2,068,583	216,556
	Islamic Arab Insurance Co.	1,214,883	267,758
*	Manazel Real Estate PJSC	1,422,324	141,254
	National Central Cooling Co. PJSC	682,661	513,335
	RAK Properties PJSC	1,078,085	169,661
	Ras Al Khaimah Ceramics	59,184	26,889
TOTAL UNITED ARAB EMIRATES			14,022,016
UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	352,808	1,726,135
UNITED STATES — (0.0%)
*	Textainer Group Holdings, Ltd.	849	15,061
TOTAL COMMON STOCKS			5,273,873,962
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
	AES Tiete Energia SA	7,992	4,923
	Alpargatas SA	580,745	4,122,553
	Banco ABC Brasil SA	369,606	1,020,716
	Banco do Estado do Rio Grande do Sul SA, Class B	941,444	2,317,734
	Banco Pan SA	117,090	200,949
	Centrais Eletricas Santa Catarina	67,800	644,369
	Cia de Saneamento do Parana	4,778,927	3,764,516
	Cia de Transmissao de Energia Eletrica Paulista	877,578	4,226,374
	Cia Energetica de Sao Paulo, Class B	853,520	4,562,902
	Cia Energetica do Ceara, Class A	108,639	1,097,827
	Cia Ferro Ligas da Bahia - FERBASA	207,603	807,054
	Eucatex SA Industria e Comercio	196,878	254,401
*	Gol Linhas Aereas Inteligentes SA	8,548	37,417
	Grazziotin SA	12,400	79,435
	Marcopolo SA	2,139,811	1,138,073
	Randon SA Implementos e Participacoes	1,005,721	2,556,855
	Schulz SA	78,800	192,989
	Unipar Carbocloro SA	338,818	3,096,262

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	2,442,271	$5,892,089
TOTAL BRAZIL			36,017,438
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	657,545	912,578
COLOMBIA — (0.0%)
*	Avianca Holdings SA	197,733	9,280
TOTAL PREFERRED STOCKS			36,939,296
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/05/21	9,576	5,320
*	Gafisa SA Rights 06/15/20	2	0
TOTAL BRAZIL			5,320
CHILE — (0.0%)
*	Banvida SA Rights 9/24/20	5,722	552
INDIA — (0.0%)
*	L&T Finance Holdings, Ltd. Rights 02/15/21	548,146	155,894
INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	3,811,710	86,939
MALAYSIA — (0.0%)
*	JAKS Resources Bhd 11/18/25	1,796,640	175,553
*	Scientex BHD Warrants 01/14/26	224,725	50,031
TOTAL MALAYSIA			225,584
SOUTH KOREA — (0.0%)
*	Feelux Co., Ltd. Rights 2/25/21	109,911	65,341
*	Home Center Holdings Co., Ltd. Rights 02/26/21	150,930	36,835
*	Iljin Display Co., Ltd. Rights 2/15/21	14,878	17,291
TOTAL SOUTH KOREA			119,467
TAIWAN — (0.0%)
*	Makalot Industrial Co., Ltd. Rights 1/25/21	70,471	130,864
*	OK Biotech Co., Ltd. Rights 08/03/20	20,528	0
*	Supreme Electronics Co., Ltd. Rights 10/28/20	196,915	0
TOTAL TAIWAN			130,864
THAILAND — (0.0%)
*	MBK PCL Warrants 11/15/23	225,664	68,989
*	Noble W2 Warrants 01/05/22	140,175	0
TOTAL THAILAND			68,989
TOTAL RIGHTS/WARRANTS			793,609
TOTAL INVESTMENT SECURITIES (Cost $4,329,046,307)			5,311,606,867

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	9,704,642	$112,292,410
TOTAL INVESTMENTS — (100.0%)
(Cost $4,441,316,977)^^			$5,423,899,277
As of January 31, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	267	03/19/21	$17,700,297	$17,703,435	$3,138
Total Futures Contracts			$17,700,297	$17,703,435	$3,138
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$211,372,387	—	—	$211,372,387
Chile	68,065	$53,705,116	—	53,773,181
China	109,244,774	1,217,481,244	—	1,326,726,018
Colombia	9,958,931	—	—	9,958,931
Greece	—	21,492,273	—	21,492,273
Hong Kong	6,090,090	12,156,290	—	18,246,380
Hungary	—	6,074,370	—	6,074,370
India	32,578	720,604,538	—	720,637,116
Indonesia	426,162	104,549,291	—	104,975,453
Malaysia	—	121,487,756	—	121,487,756
Mexico	144,384,929	17,647	—	144,402,576
Philippines	7,249	62,666,529	—	62,673,778
Poland	—	62,573,191	—	62,573,191
Qatar	—	23,803,337	—	23,803,337
Russia	16,456,481	—	—	16,456,481
Saudi Arabia	712,983	120,793,728	—	121,506,711
South Africa	10,705,707	194,766,848	—	205,472,555
South Korea	134,649	812,951,024	—	813,085,673
Taiwan	8,944,124	933,361,143	—	942,305,267
Thailand	177,482,222	65,942	—	177,548,164
Turkey	—	93,539,152	—	93,539,152
United Arab Emirates	—	14,022,016	—	14,022,016
United Kingdom	1,726,135	—	—	1,726,135
United States	—	15,061	—	15,061
Preferred Stocks
Brazil	36,017,438	—	—	36,017,438
Chile	—	912,578	—	912,578
Colombia	9,280	—	—	9,280
Rights/Warrants
Brazil	—	5,320	—	5,320
Chile	—	552	—	552
India	—	155,894	—	155,894
Indonesia	—	86,939	—	86,939
Malaysia	—	225,584	—	225,584
South Korea	—	119,467	—	119,467

The Emerging Markets Small Cap Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	—	$130,864	—	$130,864
Thailand	—	68,989	—	68,989
Securities Lending Collateral	—	112,292,410	—	112,292,410
Futures Contracts**	$3,138	—	—	3,138
TOTAL	$733,777,322	$4,690,125,093	—	$5,423,902,415
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Tax-Managed U.S. Marketwide Value Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (14.2%)
	Activision Blizzard, Inc.	496,359	$45,168,669
#*	AMC Networks, Inc., Class A	6,800	336,056
	AT&T, Inc.	6,810,545	194,985,903
	ATN International, Inc.	684	29,535
*	Cars.com, Inc.	39,542	459,083
#*	Charter Communications, Inc., Class A	339,394	206,202,219
	Comcast Corp., Class A	5,581,653	276,682,539
#*	Consolidated Communications Holdings, Inc.	10,700	65,323
*	Discovery, Inc., Class B	1,186	53,287
*	Discovery, Inc., Class C	136,284	4,774,029
*	DISH Network Corp., Class A	83,975	2,436,954
	Entravision Communications Corp., Class A	38,094	121,901
	EW Scripps Co. (The), Class A	81,265	1,203,535
#	Fox Corp., Class A	211,170	6,584,281
*	Fox Corp., Class B	104,154	3,113,163
#*	Gannett Co., Inc.	53,152	238,121
*	Gray Television, Inc.	54,374	927,077
*	Hemisphere Media Group, Inc.	18,877	197,076
*	IAC/InterActiveCorp	23,037	4,836,618
*	IMAX Corp.	18,300	345,870
	Interpublic Group of Cos., Inc. (The)	30,820	741,837
*	Iridium Communications, Inc.	51,500	2,537,405
	John Wiley & Sons, Inc., Class A	23,898	1,089,988
*	Liberty Broadband Corp.	2,882	431,724
*	Liberty Broadband Corp., Class A	24,095	3,497,871
*	Liberty Broadband Corp., Class C	139,025	20,304,601
*	Liberty Latin America, Ltd., Class A	4,700	47,423
#*	Liberty Latin America, Ltd., Class C	4,641	45,899
#*	Liberty Media Corp.-Liberty Braves, Class A	7,613	208,292
*	Liberty Media Corp.-Liberty Braves, Class B	762	27,508
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	452,609
#*	Liberty Media Corp.-Liberty Formula One, Class A	17,043	617,809
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	1,786,574
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	3,895,801
#*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,953	208,868
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,025	8,437,494
*	Lions Gate Entertainment Corp., Class B	1	12
	Lumen Technologies, Inc.	539,862	6,683,492
*	Madison Square Garden Entertainment Corp.	9,852	874,365
#	Marcus Corp. (The)	7,499	131,982
*	Match Group, Inc.	49,723	6,954,259
#	Meredith Corp.	44,176	968,780
#*	MSG Networks, Inc., Class A	29,558	510,467
	News Corp., Class A	402,247	7,803,592
	News Corp., Class B	99,903	1,886,169
	Nexstar Media Group, Inc., Class A	51,781	5,885,946
*	ORBCOMM, Inc.	45,543	341,117
#*	Reading International, Inc., Class A	8,800	49,720
	Saga Communications, Inc., Class A	8,693	195,592
	Scholastic Corp.	21,511	554,338
	Spok Holdings, Inc.	9,322	103,661
	TEGNA, Inc.	184,139	2,951,748
	Telephone and Data Systems, Inc.	90,571	1,698,206
*	T-Mobile US, Inc.	282,437	35,609,657

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Tribune Publishing Co.	900	$13,149
#*	TripAdvisor, Inc.	17,950	555,911
*	United States Cellular Corp.	12,191	380,115
	ViacomCBS, Inc., Class A	14,300	695,838
*	Vonage Holdings Corp.	85,934	1,072,456
*	Walt Disney Co. (The)	498,715	83,868,902
*	Zillow Group, Inc., Class A	26,410	3,663,595
#*	Zillow Group, Inc., Class C	65,484	8,543,043
*	Zynga, Inc., Class A	640,800	6,350,328
TOTAL COMMUNICATION SERVICES			971,439,382
CONSUMER DISCRETIONARY — (7.2%)
#*	1-800-Flowers.com, Inc., Class A	44,330	1,362,261
*	Aaron's Co., Inc. (The)	29,215	494,902
	Acushnet Holdings Corp.	2,067	84,375
*	Adtalem Global Education, Inc.	59,964	2,314,011
	Advance Auto Parts, Inc.	20,070	2,993,240
*	American Axle & Manufacturing Holdings, Inc.	91,765	808,450
#	American Eagle Outfitters, Inc.	173,750	3,942,387
*	American Outdoor Brands, Inc.	16,076	305,122
	Aramark	136,783	4,690,289
*	Asbury Automotive Group, Inc.	6,182	881,615
#	Autoliv, Inc.	53,413	4,738,267
*	AutoNation, Inc.	58,352	4,159,331
*	Barnes & Noble Education, Inc.	20,210	118,431
	Bassett Furniture Industries, Inc.	2,900	56,202
*	Beazer Homes USA, Inc.	4,326	71,898
	Best Buy Co., Inc.	15,363	1,671,802
#	Big 5 Sporting Goods Corp.	10,801	140,629
*	Biglari Holdings, Inc., Class B	8	918
#*	BJ's Restaurants, Inc.	20,458	956,207
#*	Boot Barn Holdings, Inc.	32,500	1,860,300
	BorgWarner, Inc.	203,984	8,565,288
	Brunswick Corp.	63,040	5,450,438
#*	Build-A-Bear Workshop, Inc.	25,874	145,153
	Caleres, Inc.	53,097	802,296
	Callaway Golf Co.	108,543	3,027,264
	Canterbury Park Holding Corp.	2,755	37,055
*	Capri Holdings, Ltd.	129,788	5,406,968
	Carnival Corp.	139,546	2,605,324
	Carriage Services, Inc.	20,916	692,738
*	Carrols Restaurant Group, Inc.	35,900	220,426
*	Cavco Industries, Inc.	7,600	1,433,816
*	Century Communities, Inc.	14,709	690,440
#	Chico's FAS, Inc.	32,500	71,825
*	Chuy's Holdings, Inc.	12,152	426,292
	Citi Trends, Inc.	5,815	343,085
#	Columbia Sportswear Co.	1,785	156,116
#*	Conn's, Inc.	25,450	400,329
	Cooper Tire & Rubber Co.	55,558	2,041,757
	Core-Mark Holding Co., Inc.	96,236	2,951,558
	Culp, Inc.	10,036	154,855
	Dana, Inc.	112,665	2,181,194
*	Deckers Outdoor Corp.	9,229	2,694,683
*	Delta Apparel, Inc.	7,532	150,791
#	Dick's Sporting Goods, Inc.	83,076	5,566,923
	Dillard's, Inc., Class A	75,900	6,664,779
*	Dorman Products, Inc.	9,311	845,718
	DR Horton, Inc.	225,681	17,332,301

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Educational Development Corp.	3,358	$45,501
*	El Pollo Loco Holdings, Inc.	4,415	89,845
#	Escalade, Inc.	277	5,775
	Ethan Allen Interiors, Inc.	23,817	563,272
	Expedia Group, Inc.	1	124
	Extended Stay America, Inc.	90,395	1,326,999
*	Fiesta Restaurant Group, Inc.	10,900	164,154
*	Flanigan's Enterprises, Inc.	865	20,215
	Flexsteel Industries, Inc.	2,068	70,560
	Foot Locker, Inc.	102,986	4,512,847
	Ford Motor Co.	2,868,969	30,210,244
#*	Fossil Group, Inc.	600	8,700
	General Motors Co.	1,095,598	55,524,907
*	Genesco, Inc.	6,456	250,557
	Gentex Corp.	145,810	4,819,020
*	Gentherm, Inc.	37,081	2,271,582
#*	G-III Apparel Group, Ltd.	31,225	844,324
	Goodyear Tire & Rubber Co. (The)	267,257	2,819,561
	Graham Holdings Co., Class B	5,780	3,283,676
*	Green Brick Partners, Inc.	2,594	51,621
	Group 1 Automotive, Inc.	57,936	7,973,152
#	Guess?, Inc.	59,800	1,388,556
#	Hamilton Beach Brands Holding Co., Class A	10,413	199,825
	Harley-Davidson, Inc.	3,372	135,183
#	Haverty Furniture Cos., Inc.	33,479	1,094,429
#*	Helen of Troy, Ltd.	61,653	15,058,745
#*	Hibbett Sports, Inc.	20,800	1,174,160
	Hooker Furniture Corp.	14,814	446,346
#	Hyatt Hotels Corp., Class A	14,601	958,702
#	International Game Technology P.L.C.	7,100	114,381
*	J Alexander's Holdings, Inc.	2,666	19,568
	Johnson Outdoors, Inc., Class A	15,588	1,699,560
	KB Home	30,800	1,282,512
	Kohl's Corp.	144,069	6,347,680
*	Lakeland Industries, Inc.	9,887	274,859
	La-Z-Boy, Inc.	56,332	2,181,175
	LCI Industries	10,111	1,308,161
	Lear Corp.	51,273	7,729,917
	Lennar Corp., Class A	224,100	18,633,915
	Lennar Corp., Class B	12,506	837,152
	Lifetime Brands, Inc.	16,431	228,391
	Lithia Motors, Inc., Class A	34,933	11,132,448
*	LKQ Corp.	208,413	7,313,212
*	M/I Homes, Inc.	37,930	1,872,604
	Macy's, Inc.	62,400	938,496
*	MarineMax, Inc.	29,164	1,219,930
	Marriott Vacations Worldwide Corp.	11,331	1,390,994
»	Media General, Inc.	25,196	2,363
*	Meritage Homes Corp.	28,156	2,259,801
	MGM Resorts International	227,871	6,507,996
*	Modine Manufacturing Co.	14,650	183,858
*	Mohawk Industries, Inc.	98,740	14,179,064
*	Monarch Casino & Resort, Inc.	1,103	58,294
	Monro, Inc.	3,100	181,257
*	Motorcar Parts of America, Inc.	17,638	399,148
	Movado Group, Inc.	21,998	454,479
	Murphy USA, Inc.	34,678	4,319,838
	Newell Brands, Inc.	126,940	3,049,099
*	Norwegian Cruise Line Holdings, Ltd.	80,215	1,816,870

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	ODP Corp. (The)	54,901	$2,343,724
#	Oxford Industries, Inc.	11,400	743,736
	Patrick Industries, Inc.	13,200	911,592
	Penske Automotive Group, Inc.	43,845	2,623,685
*	Perdoceo Education Corp.	78,974	934,262
	PulteGroup, Inc.	275,833	11,998,735
	PVH Corp.	31,964	2,725,251
	Qurate Retail, Inc., Class A	620,725	7,821,135
	Ralph Lauren Corp.	13,658	1,380,141
#	RCI Hospitality Holdings, Inc.	12,026	462,760
*	Red Robin Gourmet Burgers, Inc.	17,849	467,465
	Rocky Brands, Inc.	8,729	300,801
	Royal Caribbean Cruises, Ltd.	322,500	20,962,500
#	Shoe Carnival, Inc.	32,650	1,534,224
*	Skechers U.S.A., Inc., Class A	146,140	5,038,907
#	Smith & Wesson Brands, Inc.	64,307	1,064,924
	Sonic Automotive, Inc., Class A	22,800	933,204
*	Sportsman's Warehouse Holdings, Inc.	21,200	371,424
*	Stamps.com, Inc.	15,800	3,607,298
	Standard Motor Products, Inc.	37,342	1,464,927
	Steven Madden, Ltd.	35,225	1,183,560
*	Stoneridge, Inc.	25,661	704,394
	Strategic Education, Inc.	123	10,870
	Strattec Security Corp.	5,224	286,014
#*	Stride, Inc.	3,100	79,825
	Superior Group of Cos, Inc.	17,956	409,935
	Target Corp.	259,962	47,097,316
#	Thor Industries, Inc.	38,190	4,621,372
	Tilly's, Inc., Class A	18,598	182,260
#	Toll Brothers, Inc.	126,380	6,458,018
*	TopBuild Corp.	35,100	7,018,245
*	Unifi, Inc.	41,401	991,554
*	Universal Electronics, Inc.	15,506	841,045
*	Urban Outfitters, Inc.	31,400	861,302
	Whirlpool Corp.	50,924	9,425,523
#	Winnebago Industries, Inc.	27,135	1,873,943
	Wolverine World Wide, Inc.	28,683	821,481
	Wyndham Hotels & Resorts, Inc.	47,600	2,768,892
*	ZAGG, Inc.	30,497	126,868
*	Zumiez, Inc.	2,800	120,624
TOTAL CONSUMER DISCRETIONARY			489,533,389
CONSUMER STAPLES — (6.8%)
	Alico, Inc.	960	28,512
	Andersons, Inc. (The)	30,460	700,580
	Archer-Daniels-Midland Co.	750,362	37,525,604
	Bunge, Ltd.	114,694	7,505,575
*	Cal-Maine Foods, Inc.	1,523	58,392
	Casey's General Stores, Inc.	26,905	5,044,149
#*	Central Garden & Pet Co.	25,184	1,065,031
*	Central Garden & Pet Co., Class A	48,121	1,876,719
	Conagra Brands, Inc.	144,700	5,006,620
#	Coty, Inc., Class A	71,506	455,493
*	Darling Ingredients, Inc.	173,938	10,785,895
	Flowers Foods, Inc.	44,317	1,017,518
#	Fresh Del Monte Produce, Inc.	39,437	965,023
#*	Hain Celestial Group, Inc. (The)	87,292	3,630,038
	Ingles Markets, Inc., Class A	11,437	543,944
	Ingredion, Inc.	62,317	4,703,064

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	JM Smucker Co. (The)	108,204	$12,596,028
	John B. Sanfilippo & Son, Inc.	10,428	838,724
	Kroger Co. (The)	285,863	9,862,274
*	Landec Corp.	37,056	395,017
	Limoneira Co.	6,194	98,918
	Molson Coors Beverage Co., Class B	133,800	6,711,408
#	Molson Coors Brewing Co., Class A	1,317	74,529
	Mondelez International, Inc., Class A	2,081,099	115,376,129
	Natural Grocers by Vitamin Cottage, Inc.	1,000	16,650
*	Nature's Sunshine Products, Inc.	1,029	16,516
	Nu Skin Enterprises, Inc., Class A	3,097	179,223
	Oil-Dri Corp. of America	5,047	174,980
*	Performance Food Group Co.	50,855	2,384,082
*	Pilgrim's Pride Corp.	7,900	153,102
*	Post Holdings, Inc.	72,415	6,868,563
	PriceSmart, Inc.	4,262	400,117
	Sanderson Farms, Inc.	22,700	3,091,513
	Seaboard Corp.	1,781	5,603,400
*	Seneca Foods Corp., Class A	6,301	228,411
*	Seneca Foods Corp., Class B	300	11,550
*	Simply Good Foods Co. (The)	8,033	229,262
	SpartanNash Co.	33,983	629,365
	Spectrum Brands Holdings, Inc.	6,675	504,430
	Tyson Foods, Inc., Class A	405,030	26,047,479
#*	United Natural Foods, Inc.	2,700	73,116
	Universal Corp.	22,290	1,022,442
*	US Foods Holding Corp.	208,373	6,457,479
	Village Super Market, Inc., Class A	1,900	40,033
	Walgreens Boots Alliance, Inc.	549,524	27,613,581
	Walmart, Inc.	1,115,621	156,733,594
#	Weis Markets, Inc.	11,602	571,747
TOTAL CONSUMER STAPLES			465,915,819
ENERGY — (5.5%)
	Adams Resources & Energy, Inc.	6,004	145,357
#	Arch Resources, Inc.	11,506	551,368
	Archrock, Inc.	69,200	613,804
#*	Bonanza Creek Energy, Inc.	6,200	128,092
*	Bristow Group, Inc.	3,352	81,152
	Chevron Corp.	1,111,148	94,669,810
*	CNX Resources Corp.	154,203	1,953,752
	ConocoPhillips	1,439,649	57,629,150
*	CONSOL Energy, Inc.	3,800	30,856
#*	Dawson Geophysical Co.	21,211	54,724
	Delek US Holdings, Inc.	52,256	980,323
	Devon Energy Corp.	87,794	1,445,089
#	DMC Global, Inc.	372	21,267
*	Dorian LPG, Ltd.	13,595	157,566
*	Earthstone Energy, Inc., Class A	8,400	43,176
	Evolution Petroleum Corp.	17,727	56,372
*	Exterran Corp.	22,548	97,407
	Exxon Mobil Corp.	620,038	27,802,504
#*	Green Plains, Inc.	21,234	407,905
	Halliburton Co.	666,057	11,742,585
	Helmerich & Payne, Inc.	62,000	1,505,360
	Hess Corp.	146,488	7,907,422
	HollyFrontier Corp.	39,410	1,121,609
#	International Seaways, Inc.	12	192
	Kinder Morgan, Inc.	416,091	5,858,561

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Kosmos Energy, Ltd.	26,900	$59,718
	Marathon Oil Corp.	467,019	3,381,218
	Marathon Petroleum Corp.	1,004,662	43,361,212
	Murphy Oil Corp.	28,000	346,360
#	Nabors Industries, Ltd.	640	45,709
	NACCO Industries, Inc., Class A	6,832	163,763
*	Natural Gas Services Group, Inc.	10,028	82,129
*	Newpark Resources, Inc.	73,721	176,193
*	NexTier Oilfield Solutions, Inc.	1,400	4,648
	Patterson-UTI Energy, Inc.	1,400	8,610
*	PDC Energy, Inc.	21,789	473,039
	Phillips 66	723,574	49,058,317
	Pioneer Natural Resources Co.	122,117	14,763,945
*	ProPetro Holding Corp.	5,764	46,054
*	REX American Resources Corp.	4,050	309,825
#*	SEACOR Marine Holdings, Inc.	12,678	34,231
#	SFL Corp., Ltd.	12,481	78,880
*	SilverBow Resources, Inc.	3,019	16,393
#	SM Energy Co.	13,000	109,070
#*	Southwestern Energy Co.	377,255	1,422,251
	Targa Resources Corp.	26,979	738,415
#	Valero Energy Corp.	605,899	34,190,881
	Williams Cos., Inc. (The)	352,897	7,492,003
	World Fuel Services Corp.	28,812	881,359
TOTAL ENERGY			372,249,626
FINANCIALS — (19.8%)
	1st Constitution Bancorp	692	10,678
	1st Source Corp.	45,305	1,782,752
#	Affiliated Managers Group, Inc.	31,797	3,503,711
	Aflac, Inc.	337,222	15,235,690
	Alleghany Corp.	3,115	1,765,738
	Allstate Corp. (The)	157,339	16,863,594
	American Equity Investment Life Holding Co.	89,529	2,613,352
	American Financial Group, Inc.	156,083	14,693,654
	American International Group, Inc.	169,239	6,336,308
	American National Group, Inc.	22,561	1,993,941
	Ameris Bancorp	6,370	249,131
	AmeriServ Financial, Inc.	30,968	105,291
*	Arch Capital Group, Ltd.	9,282	291,548
	Argo Group International Holdings, Ltd.	59,381	2,396,023
	Associated Banc-Corp	34,231	614,104
	Assurant, Inc.	65,820	8,916,635
	Assured Guaranty, Ltd.	122,989	4,396,857
	Atlantic Union Bankshares Corp.	68,946	2,264,187
#*	Atlanticus Holdings Corp.	12,567	323,349
	Banc of California, Inc.	4,100	69,085
*	Bancorp, Inc. (The)	14,759	247,508
	BancorpSouth Bank	52,027	1,438,547
	Bank of America Corp.	5,929,137	175,798,912
	Bank of New York Mellon Corp. (The)	491,755	19,586,602
	Bank OZK	18,531	688,612
	BankFinancial Corp.	16,687	141,506
	BankUnited, Inc.	42,709	1,479,867
	Banner Corp.	34,593	1,530,048
#	Bar Harbor Bankshares	2,733	58,787
	BCB Bancorp, Inc.	1,059	12,157
*	Berkshire Hathaway, Inc., Class B	230,013	52,413,062
	Berkshire Hills Bancorp, Inc.	18,119	300,413

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Blucora, Inc.	57,127	$946,023
	BOK Financial Corp.	26,900	1,986,834
	Boston Private Financial Holdings, Inc.	14,600	177,974
	Brookline Bancorp, Inc.	90,600	1,140,654
	Capital City Bank Group, Inc.	14,283	318,939
	Capital One Financial Corp.	333,920	34,814,499
	Cathay General Bancorp	85,940	2,906,491
#	CCUR Holdings, Inc.	11,740	34,046
	Century Bancorp, Inc., Class A	295	23,364
#	Chemung Financial Corp.	300	10,038
	Chubb, Ltd.	64,312	9,368,329
	Cincinnati Financial Corp.	12,284	1,032,962
	CIT Group, Inc.	60,259	2,223,557
	Citigroup, Inc.	1,441,183	83,574,202
	Citizens Community Bancorp, Inc.	10,355	114,216
	Citizens Financial Group, Inc.	2,265	82,537
	CME Group, Inc.	14,330	2,604,334
	CNA Financial Corp.	51,474	1,977,631
	CNO Financial Group, Inc.	301,264	6,389,809
	Codorus Valley Bancorp, Inc.	165	2,607
	Columbia Banking System, Inc.	69,936	2,693,935
	Comerica, Inc.	47,590	2,722,148
	Community Bankers Trust Corp.	5,917	42,721
#	Community Financial Corp. (The)	408	9,710
	Community Trust Bancorp, Inc.	18,195	663,390
	Community West Bancshares	400	3,524
	ConnectOne Bancorp, Inc.	38,800	824,500
*	Consumer Portfolio Services, Inc.	26,500	111,300
#	Cowen, Inc., Class A	3,989	100,323
#	Cullen/Frost Bankers, Inc.	500	46,120
*	Customers Bancorp, Inc.	2,290	50,884
	Donegal Group, Inc., Class A	12,386	171,794
*	Donnelley Financial Solutions, Inc.	6,900	123,441
	Eagle Bancorp Montana, Inc.	1,000	21,390
	East West Bancorp, Inc.	87,046	5,217,537
	Employers Holdings, Inc.	27,567	840,793
*	Equity Bancshares, Inc., Class A	2,393	52,837
	ESSA Bancorp, Inc.	8,217	117,339
#	Evans Bancorp, Inc.	1,681	49,959
	Everest Re Group, Ltd.	34,913	7,369,436
	FB Financial Corp.	5,150	192,404
	FBL Financial Group, Inc., Class A	24,660	1,381,946
	Federal Agricultural Mortgage Corp., Class A	177	11,870
	Federal Agricultural Mortgage Corp., Class C	9,500	722,000
	FedNat Holding Co.	13,665	71,058
	Fifth Third Bancorp	380,432	11,005,898
	Financial Institutions, Inc.	296	6,775
	First American Financial Corp.	71,961	3,762,841
	First Bancorp	16,138	549,660
	First BanCorp	149,954	1,364,581
	First Busey Corp.	27,120	560,570
	First Business Financial Services, Inc.	964	18,567
	First Citizens BancShares, Inc., Class A	8,627	5,141,606
	First Commonwealth Financial Corp.	81,147	951,854
	First Financial Bancorp	65,406	1,198,238
	First Financial Corp.	1,147	44,033
	First Financial Northwest, Inc.	25,371	323,227
	First Hawaiian, Inc.	67,992	1,580,814
	First Horizon National Corp.	185,460	2,576,039

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Internet Bancorp	5,329	$163,174
	First Interstate BancSystem, Inc., Class A	7,320	282,991
	First Merchants Corp.	40,115	1,511,132
	First Midwest Bancorp, Inc.	64,235	1,061,805
	First United Corp.	1,266	19,788
	Flagstar Bancorp, Inc.	9,232	395,591
	FNB Corp.	80,914	797,812
	Fulton Financial Corp.	140,780	1,886,452
	Global Indemnity Group LLC, Class A	8,282	225,685
	Goldman Sachs Group, Inc. (The)	198,993	53,960,932
	Great Southern Bancorp, Inc.	1,616	79,459
	Great Western Bancorp, Inc.	1,323	31,752
	Guaranty Federal Bancshares, Inc.	1,684	29,352
*	Hallmark Financial Services, Inc.	16,734	60,242
	Hanmi Financial Corp.	3,221	44,514
	Hanover Insurance Group, Inc. (The)	88,829	9,990,598
	Hartford Financial Services Group, Inc. (The)	245,844	11,805,429
	Heartland Financial USA, Inc.	465	19,837
#	Hilltop Holdings, Inc.	26,171	786,177
*	HMN Financial, Inc.	3,456	61,932
	Home Bancorp, Inc.	719	20,247
	Home BancShares, Inc.	49,545	1,050,354
	HomeStreet, Inc.	2,200	80,080
	Hope Bancorp, Inc.	95,411	1,066,695
	Horace Mann Educators Corp.	58,206	2,279,929
	Huntington Bancshares, Inc.	707,863	9,361,488
	Independence Holding Co.	500	19,255
	Independent Bank Corp.	339	25,452
	Independent Bank Group, Inc.	40,199	2,469,023
	International Bancshares Corp.	23,718	896,778
	Investors Bancorp, Inc.	81,912	942,807
	Investors Title Co.	1,069	152,867
	Janus Henderson Group P.L.C.	11,721	360,538
	JPMorgan Chase & Co.	2,307,658	296,926,355
	Kemper Corp.	40,117	2,822,231
	KeyCorp	526,210	8,871,901
	Lakeland Bancorp, Inc.	55,240	724,196
	Landmark Bancorp, Inc.	2,765	65,282
	Lincoln National Corp.	22,300	1,014,427
	Loews Corp.	243,798	11,041,611
	M&T Bank Corp.	35,300	4,676,191
	Mackinac Financial Corp.	6,893	86,300
	Marlin Business Services Corp.	13,787	196,465
#*	MBIA, Inc.	82,267	505,119
	Mercantile Bank Corp.	4,422	120,057
	Meridian Bancorp, Inc.	1,000	15,150
	Meridian Corp.	511	10,363
	MetLife, Inc.	318,167	15,319,741
	MGIC Investment Corp.	340,167	3,986,757
	Middlefield Banc Corp.	452	9,266
	MidWestOne Financial Group, Inc.	346	8,508
	Morgan Stanley	1,127,557	75,602,697
	MVB Financial Corp.	716	16,046
	National Western Life Group, Inc., Class A	900	162,000
	Navient Corp.	61,729	694,760
	Nelnet, Inc., Class A	16,900	1,162,551
	New York Community Bancorp, Inc.	143,245	1,498,343
»	NewStar Financial, Inc.	41,166	4,182
	Northfield Bancorp, Inc.	2,300	28,428

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northrim BanCorp, Inc.	5,734	$184,176
	Northwest Bancshares, Inc.	109,427	1,395,194
	OceanFirst Financial Corp.	5,466	99,263
	OFG Bancorp	34,148	586,663
	Old National Bancorp	66,704	1,119,960
	Old Republic International Corp.	171,727	3,108,259
	OneMain Holdings, Inc.	68,655	3,196,577
	Oppenheimer Holdings, Inc., Class A	3,097	107,373
*	Pacific Mercantile Bancorp	4,866	28,709
	Pacific Premier Bancorp, Inc.	3,466	115,245
	PacWest Bancorp	88,630	2,675,740
	Parke Bancorp, Inc.	660	11,431
	Peoples Bancorp of North Carolina, Inc.	275	5,528
	Peoples Bancorp, Inc.	15,923	485,651
	People's United Financial, Inc.	77,200	1,054,552
	Pinnacle Financial Partners, Inc.	13,681	937,559
	PNC Financial Services Group, Inc. (The)	158,525	22,751,508
	Popular, Inc.	56,536	3,208,418
#*	PRA Group, Inc.	3,923	129,341
	Premier Financial Bancorp, Inc.	9,004	138,391
	Premier Financial Corp.	21,760	604,058
	Principal Financial Group, Inc.	218,754	10,778,010
	PROG Holdings, Inc.	58,430	2,756,727
	Prosperity Bancshares, Inc.	39,489	2,663,138
	Protective Insurance Corp., Class A	300	4,638
	Protective Insurance Corp., Class B	5,098	71,729
	Provident Financial Holdings, Inc.	4,144	66,511
	Provident Financial Services, Inc.	64,659	1,197,485
	Prudential Bancorp, Inc.	1,222	14,432
	Prudential Financial, Inc.	220,446	17,256,513
	Radian Group, Inc.	167,314	3,212,429
	Regions Financial Corp.	1,302,555	22,156,461
	Reinsurance Group of America, Inc.	153,566	16,132,108
#	Renasant Corp.	44,538	1,576,645
	Riverview Bancorp, Inc.	1,682	8,763
	Safety Insurance Group, Inc.	24,000	1,762,560
	Salisbury Bancorp, Inc.	300	11,001
	Sandy Spring Bancorp, Inc.	10,325	343,100
#	Santander Consumer USA Holdings, Inc.	48,660	1,075,386
#	SB Financial Group, Inc.	1,128	19,492
#*	Select Bancorp, Inc.	2,728	25,752
	Selective Insurance Group, Inc.	45,200	2,937,096
#	Severn Bancorp, Inc.	1,399	10,702
	Signature Bank	26,062	4,305,182
	Simmons First National Corp., Class A	52,445	1,295,391
	South State Corp.	7,796	543,693
	Southern National Bancorp of Virginia, Inc.	193	2,330
	State Auto Financial Corp.	15,100	249,754
	State Street Corp.	60,004	4,200,280
	Sterling Bancorp	110,271	2,035,603
	Stewart Information Services Corp.	21,171	981,911
	Stifel Financial Corp.	110,400	5,720,928
	Synchrony Financial	544,549	18,324,074
	Synovus Financial Corp.	113,409	4,218,815
	TCF Financial Corp.	154,714	6,012,186
	Territorial Bancorp, Inc.	823	19,637
*	Texas Capital Bancshares, Inc.	22,592	1,360,490
	Timberland Bancorp, Inc.	3,971	100,268
	Tiptree, Inc.	37,071	180,536

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Towne Bank	10,057	$233,322
	Travelers Cos., Inc. (The)	168,250	22,932,475
	TriCo Bancshares	854	31,854
	Truist Financial Corp.	345,238	16,564,519
	Trustmark Corp.	53,239	1,462,475
	UMB Financial Corp.	6,961	494,022
	Umpqua Holdings Corp.	52,732	765,141
	United Bankshares, Inc.	22,529	713,268
	United Community Banks, Inc.	9,172	273,601
	United Fire Group, Inc.	17,415	479,609
	Unity Bancorp, Inc.	3,592	67,530
	Universal Insurance Holdings, Inc.	900	12,051
	Univest Financial Corp.	2,256	50,647
	Unum Group	454,906	10,567,466
	Valley National Bancorp	45,155	461,033
	Virtus Investment Partners, Inc.	3,700	777,000
	Voya Financial, Inc.	24,457	1,356,385
	Washington Federal, Inc.	97,887	2,562,682
	Waterstone Financial, Inc.	8,526	157,475
	Webster Financial Corp.	22,479	1,050,893
	Wells Fargo & Co.	1,288,810	38,509,643
	WesBanco, Inc.	34,796	1,009,084
	Western New England Bancorp, Inc.	13,698	87,804
	Wintrust Financial Corp.	47,328	2,848,672
	WSFS Financial Corp.	40,724	1,749,910
	Zions Bancorp NA	121,745	5,373,824
TOTAL FINANCIALS			1,354,224,588
HEALTH CARE — (18.4%)
	Abbott Laboratories	915,297	113,121,556
	AbbVie, Inc.	22,603	2,316,355
#*	Acadia Healthcare Co., Inc.	68,394	3,466,208
*	Addus HomeCare Corp.	2,044	230,052
*	Alexion Pharmaceuticals, Inc.	102,164	15,664,806
*	Allscripts Healthcare Solutions, Inc.	33,823	558,080
*	AMN Healthcare Services, Inc.	3,400	245,208
*	AngioDynamics, Inc.	2,154	40,366
*	Anika Therapeutics, Inc.	14,671	542,974
	Anthem, Inc.	504,640	149,867,987
*	Arena Pharmaceuticals, Inc.	2,796	207,575
	Becton Dickinson and Co.	409	107,072
*	Biogen, Inc.	668	188,784
*	Bio-Rad Laboratories, Inc., Class A	6,342	3,638,849
	Bristol-Myers Squibb Co.	298,861	18,359,031
*	Brookdale Senior Living, Inc.	106,229	524,771
*	Catalent, Inc.	16,700	1,921,335
*	Centene Corp.	102,379	6,173,454
	Cigna Corp.	285,386	61,943,031
	CONMED Corp.	43,239	4,838,444
	Cooper Cos., Inc. (The)	13,956	5,080,542
*	Covetrus, Inc.	7,558	257,501
*	Cross Country Healthcare, Inc.	33,795	296,044
*	CryoLife, Inc.	17,502	418,823
*	Cumberland Pharmaceuticals, Inc.	23,319	73,921
	CVS Health Corp.	1,510,745	108,244,879
	Danaher Corp.	375,873	89,397,634
*	DaVita, Inc.	73,290	8,602,047
	DENTSPLY SIRONA, Inc.	67,083	3,588,270
*	Elanco Animal Health, Inc.	300	8,709

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Emergent BioSolutions, Inc.	30,178	$3,224,519
*	Envista Holdings Corp.	163,737	5,819,213
#*	Enzo Biochem, Inc.	6,287	17,729
*	Exelixis, Inc.	31,444	698,371
*	FONAR Corp.	1,460	26,017
*	Globus Medical, Inc., Class A	13,207	814,740
*	Harvard Bioscience, Inc.	16,180	75,075
*	HMS Holdings Corp.	6,400	235,648
*	Horizon Therapeutics P.L.C.	45,000	3,261,600
	Humana, Inc.	198,071	75,882,981
*	Integer Holdings Corp.	41,672	3,075,394
#*	IntriCon Corp.	8,135	149,115
*	Jazz Pharmaceuticals P.L.C.	44,811	6,968,111
*	Kewaunee Scientific Corp.	1,631	21,529
*	Laboratory Corp. of America Holdings	9,871	2,259,571
*	LHC Group, Inc.	30,318	6,039,952
	Luminex Corp.	19,129	537,334
*	Magellan Health, Inc.	200	18,796
*»	MedCath Corp.	29,240	0
*	Medpace Holdings, Inc.	800	106,232
	Medtronic P.L.C.	814,175	90,642,103
*	Meridian Bioscience, Inc.	37,500	828,750
#*	Merit Medical Systems, Inc.	27,130	1,469,090
*	ModivCare, Inc.	9,300	1,474,701
*	Molina Healthcare, Inc.	18,941	4,045,987
*	Myriad Genetics, Inc.	1,987	54,742
	National HealthCare Corp.	6,880	440,664
*	Natus Medical, Inc.	16,198	394,745
*	NuVasive, Inc.	4,355	234,038
*	Omnicell, Inc.	35,405	4,170,709
#*	OraSure Technologies, Inc.	69,400	1,056,962
	Patterson Cos., Inc.	12,992	411,587
	PerkinElmer, Inc.	76,500	11,250,855
	Perrigo Co. P.L.C.	36,061	1,539,805
	Pfizer, Inc.	3,696,959	132,720,828
	Premier, Inc., Class A	13,070	442,681
*	Prestige Consumer Healthcare, Inc.	111,489	4,459,560
	Quest Diagnostics, Inc.	20,299	2,621,616
*	Select Medical Holdings Corp.	124,004	3,186,903
#*	Star Equity Holdings, Inc.	2,671	9,455
	STERIS P.L.C.	200	37,422
*	Supernus Pharmaceuticals, Inc.	523	15,371
*	Surgalign Holdings, Inc.	48,158	80,905
*	Surmodics, Inc.	5,593	254,482
*	Syneos Health, Inc.	37,367	2,778,237
*	Taro Pharmaceutical Industries, Ltd.	3,478	259,946
	Teleflex, Inc.	19,840	7,492,179
	Thermo Fisher Scientific, Inc.	435,609	222,029,907
#*	Triple-S Management Corp., Class B	21,741	509,392
*	United Therapeutics Corp.	16,900	2,768,558
	UnitedHealth Group, Inc.	89,716	29,927,463
	Universal Health Services, Inc., Class B	38,927	4,853,418
*	Vanda Pharmaceuticals, Inc.	700	10,038
#*	Varex Imaging Corp.	5,400	104,544
*	Viatris, Inc.	573,585	9,745,209
	Zimmer Biomet Holdings, Inc.	34,405	5,287,016
TOTAL HEALTH CARE			1,256,766,103

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (13.8%)
	AAR Corp.	35,596	$1,194,246
	ABM Industries, Inc.	76,400	2,806,936
	Acme United Corp.	1,030	32,301
#	Acuity Brands, Inc.	32,822	3,946,517
*	AECOM	22,080	1,106,208
*	Aegion Corp.	38,330	704,122
*	AeroVironment, Inc.	35,065	4,024,410
	AGCO Corp.	73,273	8,125,976
	Air Lease Corp.	74,037	2,934,086
*	Air Transport Services Group, Inc.	21,308	541,436
	Alamo Group, Inc.	22,751	3,175,812
	Alaska Air Group, Inc.	114,992	5,615,059
#	Albany International Corp., Class A	20,551	1,428,706
	Allegiant Travel Co.	5,054	917,250
	Allied Motion Technologies, Inc.	1,458	65,975
	Altra Industrial Motion Corp.	15,484	796,032
	AMERCO	29,431	13,610,072
#*	Ameresco, Inc., Class A	981	55,024
*	American Woodmark Corp.	17,504	1,514,271
	Apogee Enterprises, Inc.	36,374	1,276,727
	Applied Industrial Technologies, Inc.	11,718	824,830
	ARC Document Solutions, Inc.	20,800	40,768
	ArcBest Corp.	12,135	562,457
	Arcosa, Inc.	61,271	3,418,309
	Argan, Inc.	14,321	619,097
*	ASGN, Inc.	55,051	4,564,278
	Astec Industries, Inc.	22,925	1,363,350
*	Atlas Air Worldwide Holdings, Inc.	29,094	1,507,651
	AZZ, Inc.	19,600	932,764
	Barnes Group, Inc.	52,200	2,509,254
*	Beacon Roofing Supply, Inc.	32,799	1,304,416
	Boise Cascade Co.	43,464	2,070,190
	Brady Corp., Class A	55,500	2,548,005
*	Builders FirstSource, Inc.	97,217	3,718,550
	CAI International, Inc.	17,082	554,653
	Carlisle Cos., Inc.	42,219	6,118,800
	Carrier Global Corp.	245,098	9,436,273
*	CBIZ, Inc.	39,049	1,011,760
*	CECO Environmental Corp.	3,773	26,147
*	Chart Industries, Inc.	23,620	2,836,998
	Chicago Rivet & Machine Co.	700	19,132
*	CIRCOR International, Inc.	6,849	218,963
*	Clean Harbors, Inc.	40,519	3,138,602
*	Colfax Corp.	17,646	655,020
	Columbus McKinnon Corp.	17,542	757,639
	Comfort Systems USA, Inc.	44,560	2,469,961
*	Commercial Vehicle Group, Inc.	15,404	127,545
	CompX International, Inc.	500	6,975
#	Copa Holdings SA, Class A	28,852	2,232,279
	CoreLogic, Inc.	96,545	7,268,873
*	Covenant Logistics Group, Inc.	7,080	106,837
	CRA International, Inc.	7,613	405,088
	Crane Co.	17,597	1,331,741
	CSW Industrials, Inc.	300	34,956
	CSX Corp.	1,008,000	86,441,040
	Cubic Corp.	31,381	1,919,890
	Curtiss-Wright Corp.	46,353	4,810,978
	Deere & Co.	12,600	3,638,880
	Delta Air Lines, Inc.	69,693	2,645,546

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Douglas Dynamics, Inc.	24,953	$1,018,082
*	Ducommun, Inc.	12,645	623,904
*	DXP Enterprises, Inc.	16,202	375,724
*	Dycom Industries, Inc.	8,097	656,991
	Eastern Co. (The)	10,193	239,943
	Eaton Corp. P.L.C.	265,270	31,222,279
*	Echo Global Logistics, Inc.	31,380	826,235
	EMCOR Group, Inc.	63,171	5,577,999
	Encore Wire Corp.	24,066	1,389,812
#	Enerpac Tool Group Corp.	21,000	425,670
	EnerSys	44,939	3,695,334
	Ennis, Inc.	30,835	561,197
	ESCO Technologies, Inc.	29,848	2,837,948
	Espey Manufacturing & Electronics Corp.	1,671	31,782
	Federal Signal Corp.	71,923	2,351,163
	FedEx Corp.	144,562	34,021,221
	Flowserve Corp.	52,147	1,854,347
	Fortune Brands Home & Security, Inc.	123,726	10,671,367
	Forward Air Corp.	5,747	412,002
*	Franklin Covey Co.	3,046	73,256
	Franklin Electric Co., Inc.	21,158	1,468,788
*	FTI Consulting, Inc.	43,936	4,831,642
	GATX Corp.	65,445	6,073,296
*	Gencor Industries, Inc.	13,149	168,439
*	Gibraltar Industries, Inc.	34,903	3,128,356
	Gorman-Rupp Co. (The)	22,062	694,953
*	GP Strategies Corp.	18,583	224,483
*	Great Lakes Dredge & Dock Corp.	69,820	951,647
#	Greenbrier Cos., Inc. (The)	23,651	855,693
	Griffon Corp.	40,152	901,814
	Hawaiian Holdings, Inc.	12,054	235,897
	Heartland Express, Inc.	13,705	257,243
	Heidrick & Struggles International, Inc.	18,634	543,367
*	Herc Holdings, Inc.	1,679	107,422
*	Heritage-Crystal Clean, Inc.	7,665	166,331
	Herman Miller, Inc.	23,686	811,246
	Hillenbrand, Inc.	15,748	647,243
*	Houston Wire & Cable Co.	9,200	30,728
	Howmet Aerospace, Inc.	222,905	5,479,005
*	Hub Group, Inc., Class A	1,944	102,313
	Hubbell, Inc.	17,724	2,757,854
	Hurco Cos., Inc.	7,910	232,712
*	Huron Consulting Group, Inc.	16,999	900,267
#	Hyster-Yale Materials Handling, Inc.	12,246	1,098,589
*	IAA, Inc.	18,100	1,034,234
	ICF International, Inc.	31,660	2,441,936
*	Ingersoll Rand, Inc.	193,247	8,085,454
	Insteel Industries, Inc.	17,578	443,669
	Interface, Inc.	9,774	98,131
	ITT, Inc.	92,819	6,934,507
*	JELD-WEN Holding, Inc.	4,547	118,177
*	JetBlue Airways Corp.	324,893	4,658,966
	Kadant, Inc.	10,486	1,498,974
	Kaman Corp.	14,056	707,860
	KAR Auction Services, Inc.	18,100	334,126
	Kennametal, Inc.	49,746	1,884,378
	Kimball International, Inc., Class B	38,632	467,061
	Knight-Swift Transportation Holdings, Inc.	84,110	3,364,400
	Knoll, Inc.	8,100	121,176

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Korn Ferry	63,010	$2,873,256
*	Kratos Defense & Security Solutions, Inc.	2,711	71,950
	L3Harris Technologies, Inc.	127,356	21,842,828
*	Lawson Products, Inc.	8,847	438,723
*	LB Foster Co., Class A	4,904	74,296
	LSI Industries, Inc.	15,841	152,153
*	Lydall, Inc.	15,605	469,711
	Macquarie Infrastructure Corp.	16,662	463,037
	ManpowerGroup, Inc.	57,319	5,069,292
	Marten Transport, Ltd.	119,454	1,893,346
*	Masonite International Corp.	19,500	1,940,250
#*	MasTec, Inc.	63,539	4,902,034
*	Matrix Service Co.	17,846	210,404
	Matson, Inc.	62,316	3,726,497
	Matthews International Corp., Class A	4,487	136,988
	McGrath RentCorp	22,452	1,566,925
*	Mercury Systems, Inc.	2,055	146,028
#*	Middleby Corp. (The)	6,600	895,752
	Miller Industries, Inc.	20,099	801,548
	Moog, Inc., Class A	35,839	2,647,427
*	MRC Global, Inc.	85,594	591,455
	MSC Industrial Direct Co., Inc., Class A	3,500	271,495
	Mueller Industries, Inc.	44,012	1,503,010
	Mueller Water Products, Inc., Class A	72,387	867,920
*	MYR Group, Inc.	19,582	1,088,955
	National Presto Industries, Inc.	5,471	489,162
	Nielsen Holdings P.L.C.	17,000	379,610
	NL Industries, Inc.	100	451
#*	NN, Inc.	9,957	60,041
	Norfolk Southern Corp.	545,229	129,012,086
*	Northwest Pipe Co.	5,286	159,902
	nVent Electric P.L.C.	141,034	3,156,341
	Oshkosh Corp.	76,335	6,991,523
	Owens Corning	149,300	11,585,680
	PACCAR, Inc.	165,276	15,076,477
*	PAM Transportation Services, Inc.	6,449	333,091
	Park Aerospace Corp.	9,330	123,902
	Park-Ohio Holdings Corp.	2,542	71,659
	Pentair P.L.C.	75,472	4,110,205
*	Perma-Pipe International Holdings, Inc.	8,900	54,201
*	PGT Innovations, Inc.	49,980	1,035,086
	Powell Industries, Inc.	5,719	163,964
	Preformed Line Products Co.	400	25,716
	Primoris Services Corp.	34,000	989,570
	Quad/Graphics, Inc.	6,491	30,378
	Quanex Building Products Corp.	30,731	675,775
	Quanta Services, Inc.	168,307	11,860,594
*	Radiant Logistics, Inc.	42,044	243,855
	Raytheon Technologies Corp.	266,443	17,779,741
#*	RCM Technologies, Inc.	15,245	39,485
	Regal Beloit Corp.	22,880	2,870,982
	Republic Services, Inc.	429,755	38,901,423
*	Resideo Technologies, Inc.	10,125	233,888
	Resources Connection, Inc.	31,255	360,683
	Rexnord Corp.	66,378	2,513,071
	Rush Enterprises, Inc., Class A	50,254	2,110,165
	Rush Enterprises, Inc., Class B	27,783	1,076,036
	Ryder System, Inc.	89,844	5,623,336
*	Saia, Inc.	29,325	5,183,194

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Schneider National, Inc., Class B	9,398	$197,358
*	SEACOR Holdings, Inc.	18,204	759,835
*	Sensata Technologies Holding P.L.C.	88,061	4,799,324
	Shyft Group, Inc. (The)	33,020	997,204
*	SIFCO Industries, Inc.	4,527	37,438
	Simpson Manufacturing Co., Inc.	37,725	3,470,700
	SkyWest, Inc.	57,460	2,240,365
	Snap-on, Inc.	38,115	6,860,319
#	Southwest Airlines Co.	531,263	23,343,696
*	SPX FLOW, Inc.	15,945	844,607
	Standex International Corp.	22,341	1,829,951
	Stanley Black & Decker, Inc.	129,900	22,536,351
	Steelcase, Inc., Class A	100,669	1,301,650
*	Stericycle, Inc.	33,600	2,200,128
*	Sterling Construction Co., Inc.	29,900	612,053
	Terex Corp.	42,936	1,535,391
	Tetra Tech, Inc.	57,122	6,944,322
*	Textainer Group Holdings, Ltd.	10,800	195,588
	Textron, Inc.	77,944	3,527,745
*	Thermon Group Holdings, Inc.	5,700	83,163
	Timken Co. (The)	40,125	3,035,857
	Titan International, Inc.	18,000	124,200
*	Titan Machinery, Inc.	17,783	378,778
	Trane Technologies P.L.C.	213,109	30,549,175
*	Transcat, Inc.	7,700	281,589
*	TriMas Corp.	10,200	322,830
#	Trinity Industries, Inc.	120,734	3,357,613
	Triton International, Ltd.	28,853	1,337,048
*	Twin Disc, Inc.	6,900	57,270
	UFP Industries, Inc.	95,400	5,145,876
*	Ultralife Corp.	3,309	19,424
	UniFirst Corp.	18,705	3,980,424
	Union Pacific Corp.	285,676	56,412,440
*	United Airlines Holdings, Inc.	138,905	5,554,811
*	United Rentals, Inc.	51,618	12,543,690
*	Univar Solutions, Inc.	77,916	1,448,458
*	USA Truck, Inc.	7,482	77,139
	Valmont Industries, Inc.	10,420	2,010,226
*	Vectrus, Inc.	11,269	579,227
*	Veritiv Corp.	9,937	182,046
#	Viad Corp.	14,310	493,695
*	Virco Manufacturing Corp.	12,601	34,653
	VSE Corp.	6,244	216,042
	Wabash National Corp.	23,800	379,610
	Watts Water Technologies, Inc., Class A	29,209	3,507,125
	Werner Enterprises, Inc.	51,539	2,022,390
*	WESCO International, Inc.	55,106	4,194,118
#*	Willdan Group, Inc.	7,100	317,299
*	Willis Lease Finance Corp.	6,713	186,084
*	WillScot Mobile Mini Holdings Corp.	130,978	3,105,488
	Woodward, Inc.	14,712	1,647,008
#*	XPO Logistics, Inc.	103,005	11,372,782
TOTAL INDUSTRIALS			938,956,450
INFORMATION TECHNOLOGY — (9.7%)
*	ACI Worldwide, Inc.	2,971	114,057
*	Advanced Energy Industries, Inc.	3,570	366,211
*	Agilysys, Inc.	3,000	110,370
*	Alithya Group, Inc., Class A	11,334	28,222

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Alliance Data Systems Corp.	4,964	$335,815
*	Alpha & Omega Semiconductor, Ltd.	20,661	593,797
	Amdocs, Ltd.	99,072	6,996,465
	Amkor Technology, Inc.	1,400	21,728
	Analog Devices, Inc.	24,652	3,631,979
*	Arrow Electronics, Inc.	171,470	16,740,616
	AstroNova, Inc.	6,285	67,564
	Avnet, Inc.	27,420	968,200
*	Aware, Inc.	14,326	57,447
*	Axcelis Technologies, Inc.	31,733	1,086,538
*	AXT, Inc.	24,921	257,434
	Bel Fuse, Inc., Class A	3,574	48,035
	Bel Fuse, Inc., Class B	7,655	111,610
	Belden, Inc.	2,684	126,792
	Benchmark Electronics, Inc.	62,063	1,572,056
*	Bm Technologies, Inc.	352	5,097
	Brooks Automation, Inc.	52,147	3,950,657
*	CACI International, Inc., Class A	27,304	6,586,271
*	CalAmp Corp.	6,602	66,086
*	Calix, Inc.	5,463	164,983
*	Cardtronics P.L.C., Class A	13,293	516,433
#*	Cerence, Inc.	24,487	2,740,340
*	Ciena Corp.	133,800	7,143,582
*	Cirrus Logic, Inc.	66,501	6,230,479
	CMC Materials, Inc.	13,809	2,034,204
*	Coherent, Inc.	14,758	2,963,997
	Cohu, Inc.	20,008	813,925
*	CommScope Holding Co., Inc.	7,371	108,280
	Comtech Telecommunications Corp.	15,569	332,242
*	Concentrix Corp.	55,899	5,976,721
*	Conduent, Inc.	481	2,318
	Corning, Inc.	785,955	28,192,206
#*	Cree, Inc.	13,400	1,354,472
	CSP, Inc.	2,414	23,150
	CTS Corp.	66,936	2,041,548
*	CyberOptics Corp.	3,281	79,367
	Daktronics, Inc.	40,433	194,078
*	Digi International, Inc.	25,438	469,840
*	Diodes, Inc.	48,570	3,437,785
*	DSP Group, Inc.	46,713	753,481
	DXC Technology Co.	228,936	6,455,995
#*	EchoStar Corp., Class A	23,551	493,158
*	EMCORE Corp.	744	3,727
*	ePlus, Inc.	17,490	1,469,860
*	Fabrinet	41,355	3,264,564
	Fidelity National Information Services, Inc.	198,899	24,556,071
#*	First Solar, Inc.	30,266	3,000,874
*	Flex, Ltd.	467,295	8,243,084
	FLIR Systems, Inc.	27,487	1,430,698
*	FormFactor, Inc.	83,395	3,408,354
*	Frequency Electronics, Inc.	7,390	78,704
	Global Payments, Inc.	76,846	13,564,856
*	GSI Technology, Inc.	2,491	17,885
	Hackett Group, Inc. (The)	18,000	245,160
#*	Harmonic, Inc.	82,383	639,292
	Hewlett Packard Enterprise Co.	894,616	11,039,561
*	Ichor Holdings, Ltd.	14,000	505,400
#*	II-VI, Inc.	548	46,070
*	Insight Enterprises, Inc.	42,100	3,203,810

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Intel Corp.	4,073,898	$226,142,078
	InterDigital, Inc.	21,111	1,355,537
*	Itron, Inc.	25,301	2,176,392
	Jabil, Inc.	156,633	6,479,907
	Juniper Networks, Inc.	195,414	4,772,010
	KBR, Inc.	105,229	3,056,902
#*	Key Tronic Corp.	17,623	150,324
*	Kimball Electronics, Inc.	23,443	449,402
*	Knowles Corp.	99,915	1,927,360
	Kulicke & Soffa Industries, Inc.	74,988	2,674,822
*	KVH Industries, Inc.	9,596	120,046
*	Lattice Semiconductor Corp.	18,203	730,122
#*	Limelight Networks, Inc.	52,504	239,156
	Littelfuse, Inc.	6,880	1,674,386
*	LiveRamp Holdings, Inc.	7,769	588,191
#*	Lumentum Holdings, Inc.	51,495	4,830,231
	ManTech International Corp., Class A	30,048	2,695,005
	Marvell Technology Group, Ltd.	166,418	8,563,870
	Methode Electronics, Inc.	72,016	2,718,604
*	Micron Technology, Inc.	878,203	68,736,949
	MKS Instruments, Inc.	62,405	9,864,358
	MTS Systems Corp.	20,700	1,211,778
*	NETGEAR, Inc.	26,028	1,077,299
#*	Nuance Communications, Inc.	70,894	3,228,513
*	ON Semiconductor Corp.	379,816	13,099,854
*	Onto Innovation, Inc.	41,970	2,268,479
#*	Optical Cable Corp.	10,474	33,936
*	OSI Systems, Inc.	19,200	1,728,384
#*	PAR Technology Corp.	3,113	193,815
	PC Connection, Inc.	35,467	1,741,075
*	Perficient, Inc.	28,300	1,545,463
	Perspecta, Inc.	114,468	3,313,849
*	Photronics, Inc.	79,712	884,803
*	Plexus Corp.	35,152	2,703,892
*	Qorvo, Inc.	95,832	16,375,772
*	Rambus, Inc.	9,315	176,938
	Richardson Electronics, Ltd.	15,464	98,660
*	Rogers Corp.	10,243	1,598,625
*	Sanmina Corp.	39,846	1,239,211
*	ScanSource, Inc.	21,541	521,077
	Science Applications International Corp.	30,919	2,969,152
	SS&C Technologies Holdings, Inc.	51,586	3,243,728
*	Sykes Enterprises, Inc.	21,292	821,658
#*	Synaptics, Inc.	38,700	3,839,814
	SYNNEX Corp.	55,899	4,562,476
	TE Connectivity, Ltd.	197,255	23,749,502
	TESSCO Technologies, Inc.	8,689	67,253
*	TTM Technologies, Inc.	72,684	974,692
*	Ultra Clean Holdings, Inc.	39,982	1,543,305
*	Verint Systems, Inc.	44,826	3,309,504
#*	ViaSat, Inc.	22,743	990,230
*	Viavi Solutions, Inc.	16,203	250,336
*	Virtusa Corp.	30,064	1,534,767
	Vishay Intertechnology, Inc.	151,731	3,269,803
*	Vishay Precision Group, Inc.	16,480	527,195
	Western Digital Corp.	215,907	12,183,632
	Xerox Holdings Corp.	128,558	2,703,575
	Xperi Holding Corp.	63,080	1,214,921
TOTAL INFORMATION TECHNOLOGY			661,826,219

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (3.4%)
*	AdvanSix, Inc.	19,500	$415,740
	Albemarle Corp.	92,334	15,019,048
*	Alcoa Corp.	43,626	785,268
	Amcor P.L.C.	213,649	2,337,320
*	Arconic Corp.	64,458	1,624,342
	Ashland Global Holdings, Inc.	112,560	9,003,674
	Avient Corp.	1,985	76,284
*	Berry Global Group, Inc.	8,100	399,897
	Cabot Corp.	46,280	2,032,155
	Carpenter Technology Corp.	46,452	1,451,160
*	Century Aluminum Co.	2,522	24,589
	Chemours Co. (The)	7,630	200,974
*	Clearwater Paper Corp.	895	34,082
	Commercial Metals Co.	88,897	1,750,382
#	Compass Minerals International, Inc.	3,757	218,883
*	Core Molding Technologies, Inc.	11,847	141,927
	Corteva, Inc.	3,686	146,924
	Domtar Corp.	46,407	1,390,818
	Dow, Inc.	163,118	8,465,824
	DuPont de Nemours, Inc.	3,686	292,853
	Eastman Chemical Co.	62,099	6,107,437
	Element Solutions, Inc.	90,367	1,538,950
»	Fortitude Gold Corp.	15,228	15,989
	Friedman Industries, Inc.	3,048	21,824
	FutureFuel Corp.	6,104	81,183
	Glatfelter Corp.	43,300	677,645
#	Gold Resource Corp.	53,300	150,306
	Graphic Packaging Holding Co.	204,980	3,209,987
	Greif, Inc., Class A	21,053	950,753
	Greif, Inc., Class B	400	18,280
	Hawkins, Inc.	10,809	593,738
	Haynes International, Inc.	10,047	232,990
	HB Fuller Co.	57,208	2,911,315
#	Hecla Mining Co.	73,348	417,350
	Huntsman Corp.	188,589	4,982,521
	Innospec, Inc.	24,133	2,118,636
#	International Flavors & Fragrances, Inc.	12,728	1,430,373
	International Paper Co.	237,550	11,951,140
	Kaiser Aluminum Corp.	27,181	2,356,593
*	Kraton Corp.	18,082	507,743
	Kronos Worldwide, Inc.	2,217	31,393
	Linde P.L.C.	47,639	11,690,611
	Louisiana-Pacific Corp.	173,457	6,593,101
*	LSB Industries, Inc.	1,758	5,749
	LyondellBasell Industries NV, Class A	23,284	1,996,836
	Martin Marietta Materials, Inc.	23,633	6,792,360
	Materion Corp.	19,190	1,308,566
	Mercer International, Inc.	21,725	245,492
	Minerals Technologies, Inc.	34,280	2,112,676
	Myers Industries, Inc.	22,700	455,135
	Neenah, Inc.	7,684	391,269
	Newmont Corp.	502,635	29,957,046
	Northern Technologies International Corp.	6,070	80,124
	Nucor Corp.	164,456	8,013,941
	Olin Corp.	107,501	2,570,349
	Olympic Steel, Inc.	9,986	136,309
	Packaging Corp. of America	15,471	2,080,231
	PQ Group Holdings, Inc.	2,829	38,984
#*	Rayonier Advanced Materials, Inc.	3,100	21,452

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Reliance Steel & Aluminum Co.	93,801	$10,888,420
*	Resolute Forest Products, Inc.	46,500	378,975
	Royal Gold, Inc.	28,500	3,046,080
*	Ryerson Holding Corp.	10,600	130,804
	Schnitzer Steel Industries, Inc., Class A	400	11,808
	Schweitzer-Mauduit International, Inc.	31,500	1,169,910
	Sensient Technologies Corp.	38,101	2,687,264
	Silgan Holdings, Inc.	5,100	185,793
	Sonoco Products Co.	80,873	4,683,355
	Steel Dynamics, Inc.	215,469	7,384,123
	Stepan Co.	22,152	2,496,087
*	Summit Materials, Inc., Class A	95,498	1,960,574
#*	Synalloy Corp.	949	7,592
*	TimkenSteel Corp.	20,188	101,546
*	Trecora Resources	10,776	67,997
	Tredegar Corp.	26,545	387,292
	Trinseo SA	29,519	1,500,451
*	Tronox Holdings P.L.C., Class A	64,513	990,275
*	UFP Technologies, Inc.	339	15,597
	United States Lime & Minerals, Inc.	2,500	302,500
*	Universal Stainless & Alloy Products, Inc.	6,269	45,513
*	US Concrete, Inc.	4,591	203,335
	Valvoline, Inc.	204,538	4,855,732
	Verso Corp., Class A	2,361	27,151
	Vulcan Materials Co.	58,246	8,686,808
	Westlake Chemical Corp.	158,152	12,092,302
	WestRock Co.	162,029	6,712,861
	Worthington Industries, Inc.	47,320	2,476,729
TOTAL MATERIALS			234,105,395
REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	89,249	5,442,404
	Indus Realty Trust, Inc.	1,500	95,595
*	Jones Lang LaSalle, Inc.	40,739	5,956,449
	Kennedy-Wilson Holdings, Inc.	96,704	1,662,342
	Newmark Group, Inc., Class A	28,647	193,654
*	Rafael Holdings, Inc., Class B	550	12,914
	RE/MAX Holdings, Inc., Class A	3,800	137,636
	St Joe Co. (The)	40,700	1,811,150
#*	Stratus Properties, Inc.	3,069	80,223
TOTAL REAL ESTATE			15,392,367
UTILITIES — (0.2%)
	MDU Resources Group, Inc.	134,867	3,545,653
#	New Jersey Resources Corp.	46,254	1,619,353
	NRG Energy, Inc.	55,469	2,296,971
#	Ormat Technologies, Inc.	21,734	2,481,154

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Vistra Corp.	26,700	$533,199
TOTAL UTILITIES		10,476,330
TOTAL COMMON STOCKS		6,770,885,668
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*» Parker Drilling Co. Warrants 09/16/24	710	0
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
# WESCO International, Inc.	11,314	351,640
TOTAL INVESTMENT SECURITIES (Cost $3,164,231,612)		6,771,237,308

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	9,784,780	9,784,780
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	3,819,147	44,191,350
TOTAL INVESTMENTS — (100.0%)
(Cost $3,218,201,071)^^			$6,825,213,438
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$971,439,382	—	—	$971,439,382
Consumer Discretionary	489,531,026	$2,363	—	489,533,389
Consumer Staples	465,915,819	—	—	465,915,819
Energy	372,249,626	—	—	372,249,626
Financials	1,354,220,406	4,182	—	1,354,224,588
Health Care	1,256,766,103	—	—	1,256,766,103
Industrials	938,956,450	—	—	938,956,450
Information Technology	661,826,219	—	—	661,826,219
Materials	234,089,406	15,989	—	234,105,395
Real Estate	15,392,367	—	—	15,392,367
Utilities	10,476,330	—	—	10,476,330
Preferred Stocks
Industrials	351,640	—	—	351,640
Temporary Cash Investments	9,784,780	—	—	9,784,780
Securities Lending Collateral	—	44,191,350	—	44,191,350
TOTAL	$6,780,999,554	$44,213,884	—	$6,825,213,438

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2021, the Trust consisted of eleven operational portfolios, of which ten are included in this document and are "Master Funds" in a master-feeder structure (collectively, the "Series").
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series , The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$16,745,719
The DFA International Value Series	11,360,427
The Japanese Small Company Series	2,662,022

Federal Tax Cost
The Asia Pacific Small Company Series	$1,695,986
The United Kingdom Small Company Series	1,639,563
The Continental Small Company Series	4,500,071
The Canadian Small Company Series	1,211,564
The Emerging Markets Series	3,627,002
The Emerging Markets Small Cap Series	4,542,848
The Tax-Managed U.S. Marketwide Value Series	3,220,247
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.
CORONAVIRUS (COVID-19) PANDEMIC
The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs recently filed a second petition for certiorari with the Supreme Court, which is pending.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
On November 12, 2020, President Trump issued an Executive Order titled "Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). The Order prohibits U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Series.